UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a) The Reports to Shareholders are attached herewith.

State Street® Blackstone High Income ETF

HYBL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Blackstone High Income ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone High Income ETF	$71	0.69%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Primary Index during the reporting period, driven by positive contributions from both allocation and security selection. Relative performance was supported primarily by strong bond selection and the Fund’s allocation to CLOs.

Loan selection detracted modestly from relative performance, although the Fund’s lower allocation to loans helped partially offset the impact.

At the sector level, relative performance was supported by positive contributions from Energy, Financial Services, and Consumer Discretionary Distribution & Retail. This was partially offset by weakness in Software & Services, where both allocation and selection detracted from relative results.

On an issuer level, the leading contributors to the Fund’s total return during the reporting period were Michaels Cos, Inc., CHS/Community Health Systems, Inc., and PBF Holding Co. LLC. / PBF Finance Corp.. The largest detractors from the Fund’s total return during the reporting period were First Brands Group, LLC., Cast & Crew, LLC., and CSC Holdings, LLC..

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	HYBL	Bloomberg U.S. Aggregate Bond Index	SPDR Blackstone High Income Composite Index
02/16/22	$10,000	$10,000	$10,000
02/28/22	$10,019	$10,085	$10,017
03/31/22	$9,973	$9,805	$9,974
04/30/22	$9,803	$9,433	$9,803
05/31/22	$9,705	$9,493	$9,690
06/30/22	$9,207	$9,345	$9,255
07/31/22	$9,589	$9,573	$9,632
08/31/22	$9,529	$9,302	$9,589
09/30/22	$9,163	$8,900	$9,288
10/31/22	$9,344	$8,785	$9,466
11/30/22	$9,508	$9,108	$9,611
12/31/22	$9,506	$9,067	$9,595
01/31/23	$9,802	$9,346	$9,910
02/28/23	$9,736	$9,104	$9,875
03/31/23	$9,813	$9,336	$9,928
04/30/23	$9,929	$9,392	$10,029
05/31/23	$9,813	$9,290	$9,972
06/30/23	$9,988	$9,257	$10,166
07/31/23	$10,114	$9,250	$10,304
08/31/23	$10,168	$9,191	$10,380
09/30/23	$10,146	$8,958	$10,369
10/31/23	$10,078	$8,816	$10,303
11/30/23	$10,400	$9,216	$10,601
12/31/23	$10,682	$9,568	$10,884
01/31/24	$10,712	$9,542	$10,922
02/29/24	$10,754	$9,407	$10,987
03/31/24	$10,883	$9,494	$11,100
04/30/24	$10,894	$9,254	$11,078
05/31/24	$11,011	$9,411	$11,192
06/30/24	$11,082	$9,500	$11,266
07/31/24	$11,213	$9,722	$11,415
08/31/24	$11,334	$9,862	$11,542
09/30/24	$11,468	$9,994	$11,677
10/31/24	$11,483	$9,746	$11,696
11/30/24	$11,615	$9,849	$11,811
12/31/24	$11,635	$9,688	$11,819
01/31/25	$11,755	$9,739	$11,941
02/28/25	$11,796	$9,954	$11,986
03/31/25	$11,681	$9,958	$11,903
04/30/25	$11,676	$9,997	$11,900
05/31/25	$11,917	$9,925	$12,093
06/30/25	$12,088	$10,078	$12,254
07/31/25	$12,150	$10,051	$12,332
08/31/25	$12,267	$10,171	$12,434
09/30/25	$12,342	$10,282	$12,509
10/31/25	$12,381	$10,347	$12,535
11/30/25	$12,464	$10,411	$12,589
12/31/25	$12,547	$10,395	$12,670
01/31/26	$12,563	$10,407	$12,681
02/28/26	$12,467	$10,577	$12,642
03/31/26	$12,413	$10,391	$12,601
04/30/26	$12,657	$10,402	$12,789
05/31/26	$12,728	$10,435	$12,853
06/30/26	$12,710	$10,460	$12,874

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 02/16/22
HYBL	5.14%	5.64%
Bloomberg U.S. Aggregate Bond Index	3.79%	1.03%
SPDR Blackstone High Income Composite Index	5.06%	5.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$570,458,347
  Number of Portfolio Holdings628
  Portfolio Turnover Rate172%
  Total Advisory Fees Paid$3,673,063

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Senior Floating Rate Loans	45.3%
Corporate Bonds & Notes	41.8%
Asset-Backed Securities	9.5%
Short-Term Investments	5.0%
Mutual Funds and Exchange Traded Products	0.9%

Top Ten Holdings

Table Summary
Holdings	%
Discovery Global Holdings, Inc., 6.14%, due 06/03/33	1.4%
Hologic, Inc., 5.99%, due 04/07/33	1.1%
State Street Blackstone Senior Loan ETF	0.9%
Michaels Cos., Inc., 8.73%, due 03/15/33	0.8%
Neptune Bidco U.S., Inc., 8.77%, due 02/03/33	0.8%
TransDigm, Inc., 5.89%, due 03/22/30	0.7%
Finastra USA, Inc., 7.75%, due 09/15/32	0.7%
Cotiviti Corp., 6.37%, due 05/01/31	0.6%
Electronic Arts, Inc., due 03/24/33	0.6%
Apex Group Treasury LLC, 7.15%, due 02/27/32	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone High Income ETF to the State Street® Blackstone High Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective January  15, 2026, the Fund's principal investment strategy was revised to also allow the Fund to invest in repurchase agreements and also enter into reverse repurchase agreements to reduce cash drag. Additionally, corresponding principal risks were updated to reflect these changes.

Effective January 15, 2026, the Fund’s principal risk of investing in the fund was updated to include (1) Repurchase Agreement Risk and (2) Reverse Repurchase Agreement Risk.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HYBL

State Street® Blackstone Senior Loan ETF

SRLN

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone Senior Loan ETF	$71	0.70%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Primary Index during the reporting period, driven primarily by favorable asset allocation, including exposure to bonds, CLOs and equity, which contributed positively versus the benchmark.

The Fund benefited from exposure across a broader range of capital structure, with senior unsecured, senior secured, second line and CLO investments contributing positively and helping to offset weakness in first lien loans.

At the sector level, relative performance was supported most meaningfully by Consumer Discretionary Distribution & Retail, alongside positive contributions from Media & Entertainment and Health Care Equipment & Services, partially offset by weakness in Software & Services.

On an issuer level, the top contributors to the Fund’s total return during the reporting period were Michaels Cos, Inc., Asurion LLC., and Gainwell Acquisition Corp.. The top detractors were First Brands Group LLC., Cast & Crew LLC. and Ivanti Software, Inc..

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SRLN	Bloomberg U.S. Aggregate Bond Index	iBoxx USD Liquid Leveraged Loan Index/ Morningstar LSTA U.S. Leveraged Loan Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,123	$10,063	$10,175
08/31/16	$10,181	$10,052	$10,243
09/30/16	$10,235	$10,046	$10,290
10/31/16	$10,279	$9,969	$10,315
11/30/16	$10,304	$9,733	$10,344
12/31/16	$10,409	$9,747	$10,452
01/31/17	$10,421	$9,766	$10,435
02/28/17	$10,475	$9,832	$10,506
03/31/17	$10,490	$9,827	$10,467
04/30/17	$10,533	$9,902	$10,508
05/31/17	$10,575	$9,979	$10,548
06/30/17	$10,577	$9,969	$10,505
07/31/17	$10,656	$10,011	$10,585
08/31/17	$10,641	$10,101	$10,533
09/30/17	$10,680	$10,053	$10,569
10/31/17	$10,738	$10,059	$10,634
11/30/17	$10,747	$10,046	$10,630
12/31/17	$10,784	$10,092	$10,662
01/31/18	$10,877	$9,976	$10,799
02/28/18	$10,877	$9,881	$10,797
03/31/18	$10,905	$9,945	$10,820
04/30/18	$10,941	$9,871	$10,866
05/31/18	$10,946	$9,941	$10,864
06/30/18	$10,940	$9,929	$10,865
07/31/18	$11,021	$9,931	$10,974
08/31/18	$11,075	$9,995	$11,022
09/30/18	$11,148	$9,931	$11,103
10/31/18	$11,133	$9,852	$11,055
11/30/18	$11,036	$9,911	$10,914
12/31/18	$10,758	$10,093	$10,596
01/31/19	$11,006	$10,200	$10,926
02/28/19	$11,207	$10,195	$11,140
03/31/19	$11,154	$10,390	$11,106
04/30/19	$11,365	$10,393	$11,317
05/31/19	$11,289	$10,577	$11,217
06/30/19	$11,342	$10,710	$11,245
07/31/19	$11,445	$10,734	$11,367
08/31/19	$11,404	$11,012	$11,303
09/30/19	$11,510	$10,953	$11,373
10/31/19	$11,474	$10,986	$11,342
11/30/19	$11,567	$10,981	$11,429
12/31/19	$11,761	$10,973	$11,620
01/31/20	$11,793	$11,184	$11,635
02/29/20	$11,608	$11,386	$11,411
03/31/20	$10,400	$11,319	$10,305
04/30/20	$10,725	$11,520	$10,597
05/31/20	$11,127	$11,573	$10,938
06/30/20	$11,203	$11,646	$10,899
07/31/20	$11,490	$11,820	$11,115
08/31/20	$11,663	$11,725	$11,268
09/30/20	$11,684	$11,718	$11,251
10/31/20	$11,654	$11,666	$11,241
11/30/20	$11,930	$11,781	$11,552
12/31/20	$12,080	$11,797	$11,644
01/31/21	$12,227	$11,712	$11,763
02/28/21	$12,302	$11,543	$11,826
03/31/21	$12,286	$11,399	$11,771
04/30/21	$12,357	$11,489	$11,802
05/31/21	$12,453	$11,527	$11,858
06/30/21	$12,543	$11,608	$11,863
07/31/21	$12,477	$11,737	$11,811
08/31/21	$12,537	$11,715	$11,875
09/30/21	$12,624	$11,614	$11,961
10/31/21	$12,628	$11,610	$11,957
11/30/21	$12,571	$11,645	$11,864
12/31/21	$12,672	$11,615	$11,966
01/31/22	$12,686	$11,365	$11,974
02/28/22	$12,609	$11,238	$11,887
03/31/22	$12,588	$10,926	$11,886
04/30/22	$12,536	$10,511	$11,854
05/31/22	$12,191	$10,579	$11,547
06/30/22	$11,859	$10,413	$11,237
07/31/22	$12,118	$10,667	$11,556
08/31/22	$12,258	$10,366	$11,677
09/30/22	$11,839	$9,918	$11,392
10/31/22	$11,923	$9,790	$11,555
11/30/22	$12,047	$10,150	$11,669
12/31/22	$12,095	$10,104	$11,753
01/31/23	$12,386	$10,415	$12,062
02/28/23	$12,352	$10,145	$12,096
03/31/23	$12,338	$10,403	$12,140
04/30/23	$12,445	$10,466	$12,271
05/31/23	$12,404	$10,352	$12,204
06/30/23	$12,682	$10,315	$12,475
07/31/23	$12,814	$10,308	$12,618
08/31/23	$12,940	$10,242	$12,741
09/30/23	$13,010	$9,982	$12,818
10/31/23	$12,983	$9,824	$12,790
11/30/23	$13,167	$10,269	$12,929
12/31/23	$13,399	$10,662	$13,141
01/31/24	$13,443	$10,633	$13,157
02/29/24	$13,545	$10,483	$13,304
03/31/24	$13,650	$10,580	$13,427
04/30/24	$13,729	$10,312	$13,520
05/31/24	$13,859	$10,487	$13,625
06/30/24	$13,881	$10,587	$13,655
07/31/24	$13,962	$10,834	$13,774
08/31/24	$14,082	$10,990	$13,860
09/30/24	$14,184	$11,137	$13,924
10/31/24	$14,323	$10,860	$14,053
11/30/24	$14,459	$10,975	$14,207
12/31/24	$14,540	$10,796	$14,252
01/31/25	$14,628	$10,853	$14,342
02/28/25	$14,633	$11,092	$14,311
03/31/25	$14,522	$11,096	$14,238
04/30/25	$14,513	$11,140	$14,269
05/31/25	$14,809	$11,060	$14,450
06/30/25	$14,955	$11,230	$14,572
07/31/25	$15,084	$11,200	$14,658
08/31/25	$15,176	$11,334	$14,735
09/30/25	$15,252	$11,458	$14,825
10/31/25	$15,316	$11,529	$14,872
11/30/25	$15,383	$11,601	$14,918
12/31/25	$15,508	$11,584	$15,019
01/31/26	$15,440	$11,596	$14,959
02/28/26	$15,161	$11,786	$14,843
03/31/26	$15,282	$11,578	$14,922
04/30/26	$15,546	$11,591	$15,114
05/31/26	$15,635	$11,628	$15,191
06/30/26	$15,587	$11,656	$15,202

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SRLN	4.23%	4.44%	4.54%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
iBoxx USD Liquid Leveraged Loan Index/ Morningstar LSTA U.S. Leveraged Loan IndexFootnote Reference(1)Footnote Reference(2)	4.32%	5.09%	4.28%
Footnote	Description
Footnote(1)	Effective January 15, 2026 (the "Benchmark Index Change Date"), the Fund's benchmark index changed from the Markit iBoxx USD Liquid Leveraged Loan Index (the "Previous Benchmark Index") to the Morningstar LSTA U.S. Leveraged Loan Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the iBoxx USD Liquid Leveraged Loan Index from June 30, 2016 through January 14, 2026 and of the Morningstar LSTA U.S. Leveraged Loan Index effective January 15, 2026 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$5,212,897,538
  Number of Portfolio Holdings723
  Portfolio Turnover Rate153%
  Total Advisory Fees Paid$43,022,045

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Senior Floating Rate Loans	84.8%
Corporate Bonds & Notes	8.4%
Asset-Backed Securities	3.9%
Short-Term Investments	3.0%
Repurchase Agreements	1.9%
Common Stocks	0.6%

Top Ten Holdings

Table Summary
Holdings	%
Hologic, Inc., 5.99%, due 04/07/33	2.2%
Gainwell Acquisition Corp., 7.83%, due 10/01/27	2.2%
Barclays Capital, Inc., 3.57%, due 06/15/27	1.9%
Discovery Global Holdings, Inc., 6.14%, due 06/03/33	1.7%
TransDigm, Inc., 5.89%, due 03/22/30	1.6%
Neptune Bidco U.S., Inc., 8.77%, due 02/03/33	1.6%
Jane Street Group LLC, 5.67%, due 12/15/31	1.5%
Finastra USA, Inc., 7.75%, due 09/15/32	1.5%
UKG, Inc., 5.91%, due 02/10/31	1.5%
Dayforce, Inc., 6.66%, due 02/04/33	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone Senior Loan ETF to the State Street® Blackstone Senior Loan ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective January 15, 2026, the Fund’s principal investment strategy was revised to (i) replace the current Primary and Secondary Indexes with a single broader market index, (ii) remove language stating the Fund will invest approximately 50% to 75% of its net assets in Senior Loans eligible for inclusion in the Primary and/or Secondary Indexes, (iii) include investing in collateralized loan obligations, and (iv) include investing in repurchase agreements and entering into reverse repurchase agreements.  Additionally, corresponding principal risks were updated to reflect these changes.

Effective January 15, 2026, the Fund’s principal risk of investing in the fund was updated to include (1) Collateralized Loan Obligation Risk, (2) Repurchase Agreement Risk, and (3) Reverse Repurchase Agreement Risk.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SRLN

State Street® DoubleLine® Emerging Markets Fixed Income ETF

EMTL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® DoubleLine® Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® DoubleLine® Emerging Markets Fixed Income ETF	$66	0.65%

How did the Fund perform last year and what affected its performance?

Over the reporting period, emerging markets (EM) sovereign and corporate debt delivered strong returns despite the continued rise in U.S. Treasury yields. While both sectors posted solid performance, EM sovereigns significantly outperformed, led by the high yield segment, which benefited from improving risk sentiment and attractive carry.

The primary driver of the Fund's underperformance was asset allocation. The Fund maintained an underweight allocation to high yield credit relative to the Index, which detracted from performance as these assets outperformed amid strong investor demand and continued spread tightening. Conversely, the Fund's allocation to sovereign and quasi-sovereign debt contributed to returns, benefiting from meaningful spread compression over the period. From a regional perspective, the Fund's underweight exposure to Africa and Europe - the strongest-performing regions in the Index - also weighed on relative performance. These detractors were partially offset by the Fund's underweight to the Middle East and Asia, which were the weakest-performing regions during the reporting period. The Fund ended the period with a slightly shorter duration than the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	EMTL	Bloomberg Global Aggregate Bond Index	JP Morgan Corporate Emerging Market Bond Index Broad Diversified
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,214	$10,075	$10,158
08/31/16	$10,319	$10,026	$10,292
09/30/16	$10,326	$10,082	$10,307
10/31/16	$10,343	$9,802	$10,306
11/30/16	$10,185	$9,412	$10,093
12/31/16	$10,224	$9,369	$10,172
01/31/17	$10,344	$9,475	$10,297
02/28/17	$10,477	$9,520	$10,441
03/31/17	$10,525	$9,534	$10,474
04/30/17	$10,652	$9,642	$10,592
05/31/17	$10,742	$9,791	$10,659
06/30/17	$10,767	$9,782	$10,681
07/31/17	$10,849	$9,947	$10,765
08/31/17	$10,999	$10,045	$10,869
09/30/17	$10,991	$9,955	$10,907
10/31/17	$11,021	$9,917	$10,944
11/30/17	$11,000	$10,027	$10,947
12/31/17	$11,001	$10,062	$10,981
01/31/18	$10,936	$10,182	$10,989
02/28/18	$10,845	$10,092	$10,878
03/31/18	$10,834	$10,199	$10,858
04/30/18	$10,784	$10,036	$10,786
05/31/18	$10,765	$9,959	$10,711
06/30/18	$10,697	$9,915	$10,666
07/31/18	$10,841	$9,899	$10,820
08/31/18	$10,711	$9,909	$10,704
09/30/18	$10,820	$9,824	$10,805
10/31/18	$10,770	$9,714	$10,741
11/30/18	$10,719	$9,744	$10,724
12/31/18	$10,788	$9,941	$10,800
01/31/19	$11,075	$10,093	$11,094
02/28/19	$11,167	$10,035	$11,213
03/31/19	$11,330	$10,160	$11,357
04/30/19	$11,388	$10,130	$11,445
05/31/19	$11,484	$10,267	$11,501
06/30/19	$11,766	$10,495	$11,754
07/31/19	$11,867	$10,466	$11,859
08/31/19	$11,738	$10,679	$11,874
09/30/19	$11,790	$10,570	$11,949
10/31/19	$11,870	$10,640	$12,051
11/30/19	$11,871	$10,560	$12,096
12/31/19	$12,007	$10,621	$12,214
01/31/20	$12,217	$10,757	$12,402
02/29/20	$12,240	$10,829	$12,400
03/31/20	$10,694	$10,586	$10,972
04/30/20	$11,053	$10,794	$11,421
05/31/20	$11,525	$10,842	$11,868
06/30/20	$11,760	$10,938	$12,194
07/31/20	$11,963	$11,287	$12,478
08/31/20	$12,055	$11,270	$12,590
09/30/20	$12,047	$11,229	$12,529
10/31/20	$12,084	$11,240	$12,561
11/30/20	$12,259	$11,444	$12,896
12/31/20	$12,433	$11,598	$13,085
01/31/21	$12,414	$11,496	$13,076
02/28/21	$12,404	$11,298	$13,063
03/31/21	$12,307	$11,081	$12,980
04/30/21	$12,370	$11,221	$13,058
05/31/21	$12,434	$11,326	$13,142
06/30/21	$12,594	$11,226	$13,252
07/31/21	$12,613	$11,375	$13,281
08/31/21	$12,718	$11,328	$13,375
09/30/21	$12,517	$11,127	$13,285
10/31/21	$12,517	$11,100	$13,224
11/30/21	$12,444	$11,067	$13,151
12/31/21	$12,543	$11,052	$13,204
01/31/22	$12,173	$10,826	$12,983
02/28/22	$11,882	$10,697	$12,354
03/31/22	$11,788	$10,371	$12,040
04/30/22	$11,208	$9,803	$11,792
05/31/22	$11,277	$9,830	$11,722
06/30/22	$10,759	$9,514	$11,363
07/31/22	$11,045	$9,717	$11,482
08/31/22	$10,904	$9,333	$11,503
09/30/22	$10,154	$8,854	$11,063
10/31/22	$10,003	$8,793	$10,836
11/30/22	$10,691	$9,206	$11,409
12/31/22	$10,770	$9,256	$11,585
01/31/23	$11,167	$9,560	$11,937
02/28/23	$10,887	$9,242	$11,746
03/31/23	$10,994	$9,535	$11,844
04/30/23	$11,111	$9,577	$11,948
05/31/23	$11,074	$9,389	$11,879
06/30/23	$11,150	$9,389	$12,007
07/31/23	$11,298	$9,454	$12,124
08/31/23	$11,233	$9,324	$12,070
09/30/23	$11,079	$9,052	$11,976
10/31/23	$10,889	$8,944	$11,830
11/30/23	$11,372	$9,395	$12,261
12/31/23	$11,752	$9,785	$12,637
01/31/24	$11,833	$9,650	$12,712
02/29/24	$11,878	$9,529	$12,802
03/31/24	$11,988	$9,581	$12,930
04/30/24	$11,869	$9,340	$12,816
05/31/24	$12,029	$9,462	$13,003
06/30/24	$12,139	$9,476	$13,123
07/31/24	$12,326	$9,737	$13,320
08/31/24	$12,527	$9,968	$13,545
09/30/24	$12,649	$10,137	$13,711
10/31/24	$12,520	$9,797	$13,594
11/30/24	$12,554	$9,831	$13,675
12/31/24	$12,499	$9,620	$13,601
01/31/25	$12,630	$9,675	$13,709
02/28/25	$12,806	$9,813	$13,922
03/31/25	$12,854	$9,874	$13,931
04/30/25	$12,825	$10,164	$13,870
05/31/25	$12,921	$10,128	$13,956
06/30/25	$13,063	$10,319	$14,150
07/31/25	$13,169	$10,166	$14,279
08/31/25	$13,333	$10,314	$14,462
09/30/25	$13,472	$10,381	$14,600
10/31/25	$13,465	$10,355	$14,682
11/30/25	$13,467	$10,379	$14,718
12/31/25	$13,513	$10,406	$14,788
01/31/26	$13,586	$10,503	$14,898
02/28/26	$13,549	$10,621	$15,033
03/31/26	$13,383	$10,294	$14,757
04/30/26	$13,582	$10,422	$14,995
05/31/26	$13,600	$10,457	$15,052
06/30/26	$13,649	$10,384	$15,115

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
EMTL	4.49%	1.62%	3.16%
Bloomberg Global Aggregate Bond Index	0.62%	(1.55%)	0.38%
JP Morgan Corporate Emerging Market Bond Index Broad Diversified	6.82%	2.67%	4.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$69,587,470
  Number of Portfolio Holdings106
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid$633,061

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Peru	16.2%
Mexico	14.8%
Chile	14.8%
India	12.0%
Brazil	11.5%
Indonesia	6.3%
Colombia	5.0%
Singapore	4.8%
Paraguay	3.7%
Morocco	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Oversea-Chinese Banking Corp. Ltd., 4.60%, due 06/15/32	2.8%
MISC Capital Two Labuan Ltd., 3.75%, due 04/06/27	2.6%
Chile Electricity Lux MPC II SARL, 5.67%, due 10/20/35	2.6%
Banco Internacional del Peru SAA Interbank, 6.40%, due 04/30/35	2.5%
Minsur SA, 4.50%, due 10/28/31	2.3%
BPRL International Singapore Pte. Ltd., 4.38%, due 01/18/27	2.3%
Chile Electricity Lux MPC SARL, 6.01%, due 01/20/33	2.3%
MV24 Capital BV, 6.75%, due 06/01/34	2.2%
Banco Santander Chile, 4.55%, due 11/20/30	2.1%
Banco de Credito del Peru SA, 3.25%, due 09/30/31	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Emerging Markets Fixed Income ETF to the State Street® DoubleLine® Emerging Markets Fixed Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective July 27, 2026, the State Street DoubleLine Emerging Markets Fixed Income ETF ceased operations and was liquidated, as approved by the Board on May 21, 2026, at the recommendation of the Adviser.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EMTL

State Street® DoubleLine® Short Duration Total Return Tactical ETF

STOT

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® DoubleLine® Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® DoubleLine® Short Duration Total Return Tactical ETF	$46	0.45%

How did the Fund perform last year and what affected its performance?

The primary driver of outperformance was duration positioning as the Fund maintains a slightly shorter duration than the Index as interest rates broadly sold off over the period. The Fund continues to maintain a higher credit allocation than the Index with a roughly sixty-five percent weighting to credit risk sectors, compared to approximately thirty percent in the Index.

The Fund’s best performing sector was Agency MBS as the sector experienced outsized investor demand amid heightened geopolitical uncertainty and resilient housing fundamentals. Investment grade corporates also delivered strong performance, as credit spreads on corporate assets tended to tighten over the period.

Every sector within the portfolio generated a positive return. The greatest contribution to the Fund’s performance during the period was U.S. Treasurys. No sector detracted from performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	STOT	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate 1-3 Year Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,041	$10,063	$10,002
08/31/16	$10,048	$10,052	$9,992
09/30/16	$10,066	$10,046	$10,003
10/31/16	$10,061	$9,969	$10,000
11/30/16	$9,974	$9,733	$9,959
12/31/16	$9,988	$9,747	$9,965
01/31/17	$10,001	$9,766	$9,984
02/28/17	$10,037	$9,832	$10,000
03/31/17	$10,049	$9,827	$10,006
04/30/17	$10,097	$9,902	$10,025
05/31/17	$10,121	$9,979	$10,042
06/30/17	$10,114	$9,969	$10,038
07/31/17	$10,146	$10,011	$10,064
08/31/17	$10,177	$10,101	$10,084
09/30/17	$10,163	$10,053	$10,072
10/31/17	$10,161	$10,059	$10,070
11/30/17	$10,142	$10,046	$10,048
12/31/17	$10,150	$10,092	$10,052
01/31/18	$10,117	$9,976	$10,025
02/28/18	$10,100	$9,881	$10,015
03/31/18	$10,121	$9,945	$10,031
04/30/18	$10,106	$9,871	$10,021
05/31/18	$10,153	$9,941	$10,058
06/30/18	$10,157	$9,929	$10,060
07/31/18	$10,165	$9,931	$10,065
08/31/18	$10,197	$9,995	$10,101
09/30/18	$10,192	$9,931	$10,094
10/31/18	$10,186	$9,852	$10,104
11/30/18	$10,208	$9,911	$10,134
12/31/18	$10,268	$10,093	$10,213
01/31/19	$10,325	$10,200	$10,253
02/28/19	$10,349	$10,195	$10,269
03/31/19	$10,422	$10,390	$10,337
04/30/19	$10,458	$10,393	$10,360
05/31/19	$10,512	$10,577	$10,433
06/30/19	$10,582	$10,710	$10,491
07/31/19	$10,598	$10,734	$10,487
08/31/19	$10,651	$11,012	$10,569
09/30/19	$10,659	$10,953	$10,565
10/31/19	$10,687	$10,986	$10,601
11/30/19	$10,696	$10,981	$10,601
12/31/19	$10,725	$10,973	$10,625
01/31/20	$10,775	$11,184	$10,685
02/29/20	$10,822	$11,386	$10,772
03/31/20	$10,534	$11,319	$10,815
04/30/20	$10,682	$11,520	$10,875
05/31/20	$10,779	$11,573	$10,895
06/30/20	$10,839	$11,646	$10,910
07/31/20	$10,900	$11,820	$10,927
08/31/20	$10,927	$11,725	$10,929
09/30/20	$10,927	$11,718	$10,928
10/31/20	$10,929	$11,666	$10,927
11/30/20	$10,973	$11,781	$10,938
12/31/20	$11,009	$11,797	$10,952
01/31/21	$11,023	$11,712	$10,957
02/28/21	$10,995	$11,543	$10,950
03/31/21	$10,970	$11,399	$10,944
04/30/21	$11,004	$11,489	$10,953
05/31/21	$11,017	$11,527	$10,966
06/30/21	$11,023	$11,608	$10,950
07/31/21	$11,048	$11,737	$10,969
08/31/21	$11,056	$11,715	$10,969
09/30/21	$11,041	$11,614	$10,960
10/31/21	$11,013	$11,610	$10,924
11/30/21	$10,986	$11,645	$10,915
12/31/21	$11,001	$11,615	$10,898
01/31/22	$10,902	$11,365	$10,820
02/28/22	$10,832	$11,238	$10,772
03/31/22	$10,727	$10,926	$10,625
04/30/22	$10,640	$10,511	$10,566
05/31/22	$10,602	$10,579	$10,631
06/30/22	$10,525	$10,413	$10,558
07/31/22	$10,585	$10,667	$10,614
08/31/22	$10,577	$10,366	$10,529
09/30/22	$10,471	$9,918	$10,399
10/31/22	$10,411	$9,790	$10,386
11/30/22	$10,542	$10,150	$10,472
12/31/22	$10,584	$10,104	$10,493
01/31/23	$10,727	$10,415	$10,578
02/28/23	$10,691	$10,145	$10,499
03/31/23	$10,743	$10,403	$10,651
04/30/23	$10,805	$10,466	$10,688
05/31/23	$10,836	$10,352	$10,655
06/30/23	$10,866	$10,315	$10,613
07/31/23	$10,944	$10,308	$10,658
08/31/23	$10,984	$10,242	$10,697
09/30/23	$11,002	$9,982	$10,691
10/31/23	$11,023	$9,824	$10,725
11/30/23	$11,119	$10,269	$10,850
12/31/23	$11,253	$10,662	$10,980
01/31/24	$11,323	$10,633	$11,024
02/29/24	$11,333	$10,483	$10,986
03/31/24	$11,393	$10,580	$11,030
04/30/24	$11,388	$10,312	$10,993
05/31/24	$11,471	$10,487	$11,073
06/30/24	$11,534	$10,587	$11,135
07/31/24	$11,655	$10,834	$11,267
08/31/24	$11,750	$10,990	$11,370
09/30/24	$11,812	$11,137	$11,464
10/31/24	$11,771	$10,860	$11,398
11/30/24	$11,830	$10,975	$11,437
12/31/24	$11,850	$10,796	$11,462
01/31/25	$11,911	$10,853	$11,514
02/28/25	$12,006	$11,092	$11,596
03/31/25	$12,044	$11,096	$11,649
04/30/25	$12,100	$11,140	$11,735
05/31/25	$12,123	$11,060	$11,721
06/30/25	$12,205	$11,230	$11,797
07/31/25	$12,229	$11,200	$11,795
08/31/25	$12,329	$11,334	$11,899
09/30/25	$12,381	$11,458	$11,938
10/31/25	$12,427	$11,529	$11,980
11/30/25	$12,481	$11,601	$12,035
12/31/25	$12,514	$11,584	$12,080
01/31/26	$12,560	$11,596	$12,107
02/28/26	$12,627	$11,786	$12,171
03/31/26	$12,570	$11,578	$12,119
04/30/26	$12,620	$11,591	$12,148
05/31/26	$12,651	$11,628	$12,168
06/30/26	$12,673	$11,656	$12,178

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
STOT	3.84%	2.83%	2.40%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate 1-3 Year Index	3.23%	2.15%	1.99%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$478,006,503
  Number of Portfolio Holdings571
  Portfolio Turnover Rate62%
  Total Advisory Fees Paid$1,542,872

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	23.0%
Corporate Bonds & Notes	21.2%
Asset-Backed Securities	16.6%
Mortgage-Backed Securities	12.8%
Commercial Mortgage Backed Securities	11.6%
U.S. Government Agency Obligations	9.9%
Short-Term Investment	3.1%
Senior Floating Rate Loans	1.9%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.50%, due 10/31/27	8.1%
U.S. Treasury Notes, 0.75%, due 01/31/28	4.9%
U.S. Treasury Notes, 0.50%, due 06/30/27	3.6%
U.S. Treasury Notes, 0.88%, due 11/15/30	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/27	1.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/27	1.0%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 01/15/27	1.0%
PRKCM Trust, Class A1, 5.37%, due 04/25/61	0.8%
Government National Mortgage Association REMICS, Class MF, 4.39%, due 06/20/56	0.6%
Velocity Commercial Capital Loan Trust, Class A, 5.19%, due 09/25/55	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Short Duration Total Return Tactical ETF to the State Street® DoubleLine® Short Duration Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR STOT

State Street® DoubleLine® Total Return Tactical ETF

TOTL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® DoubleLine® Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® DoubleLine® Total Return Tactical ETF	$56	0.55%

How did the Fund perform last year and what affected its performance?

The primary driver of Fund underperformance was the U.S. Treasury allocation, as the Fund expressed a view of a steepening yield curve over the period. The Fund maintained a slightly shorter duration than the Index.

The Fund’s best performing sector was high yield bonds as these assets significantly outperformed their investment grade counterparts because of material credit spread tightening in lower rated credits. Agency and non-Agency MBS also delivered strong performance as these assets experienced outsized investor demand amid heightened geopolitical uncertainty and resilient housing fundamentals.

The greatest contribution to the Fund’s performance during the reporting period was Agency MBS. The only sector to detract from overall Fund performance was U.S. Treasuries. Within the U.S. Treasury allocation, the Fund expressed a view of a steepening yield curve with an overweight to the two-year tenor and an underweight to the 30-year tenor when compared to the Agg.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	TOTL	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$10,000
07/31/16	$10,086	$10,063
08/31/16	$10,086	$10,052
09/30/16	$10,109	$10,046
10/31/16	$10,069	$9,969
11/30/16	$9,899	$9,733
12/31/16	$9,913	$9,747
01/31/17	$9,939	$9,766
02/28/17	$10,014	$9,832
03/31/17	$10,029	$9,827
04/30/17	$10,111	$9,902
05/31/17	$10,177	$9,979
06/30/17	$10,155	$9,969
07/31/17	$10,200	$10,011
08/31/17	$10,283	$10,101
09/30/17	$10,241	$10,053
10/31/17	$10,241	$10,059
11/30/17	$10,224	$10,046
12/31/17	$10,252	$10,092
01/31/18	$10,163	$9,976
02/28/18	$10,107	$9,881
03/31/18	$10,164	$9,945
04/30/18	$10,108	$9,871
05/31/18	$10,167	$9,941
06/30/18	$10,161	$9,929
07/31/18	$10,163	$9,931
08/31/18	$10,216	$9,995
09/30/18	$10,181	$9,931
10/31/18	$10,137	$9,852
11/30/18	$10,177	$9,911
12/31/18	$10,283	$10,093
01/31/19	$10,396	$10,200
02/28/19	$10,419	$10,195
03/31/19	$10,552	$10,390
04/30/19	$10,582	$10,393
05/31/19	$10,720	$10,577
06/30/19	$10,824	$10,710
07/31/19	$10,842	$10,734
08/31/19	$10,985	$11,012
09/30/19	$10,959	$10,953
10/31/19	$10,991	$10,986
11/30/19	$10,982	$10,981
12/31/19	$11,000	$10,973
01/31/20	$11,165	$11,184
02/29/20	$11,295	$11,386
03/31/20	$10,879	$11,319
04/30/20	$11,070	$11,520
05/31/20	$11,200	$11,573
06/30/20	$11,272	$11,646
07/31/20	$11,368	$11,820
08/31/20	$11,330	$11,725
09/30/20	$11,352	$11,718
10/31/20	$11,306	$11,666
11/30/20	$11,390	$11,781
12/31/20	$11,431	$11,797
01/31/21	$11,421	$11,712
02/28/21	$11,338	$11,543
03/31/21	$11,226	$11,399
04/30/21	$11,301	$11,489
05/31/21	$11,330	$11,527
06/30/21	$11,363	$11,608
07/31/21	$11,427	$11,737
08/31/21	$11,448	$11,715
09/30/21	$11,380	$11,614
10/31/21	$11,349	$11,610
11/30/21	$11,362	$11,645
12/31/21	$11,357	$11,615
01/31/22	$11,162	$11,365
02/28/22	$11,065	$11,238
03/31/22	$10,785	$10,926
04/30/22	$10,481	$10,511
05/31/22	$10,454	$10,579
06/30/22	$10,255	$10,413
07/31/22	$10,472	$10,667
08/31/22	$10,292	$10,366
09/30/22	$9,870	$9,918
10/31/22	$9,701	$9,790
11/30/22	$10,016	$10,150
12/31/22	$9,990	$10,104
01/31/23	$10,337	$10,415
02/28/23	$10,130	$10,145
03/31/23	$10,315	$10,403
04/30/23	$10,390	$10,466
05/31/23	$10,286	$10,352
06/30/23	$10,305	$10,315
07/31/23	$10,293	$10,308
08/31/23	$10,189	$10,242
09/30/23	$9,943	$9,982
10/31/23	$9,743	$9,824
11/30/23	$10,165	$10,269
12/31/23	$10,574	$10,662
01/31/24	$10,572	$10,633
02/29/24	$10,483	$10,483
03/31/24	$10,588	$10,580
04/30/24	$10,344	$10,312
05/31/24	$10,509	$10,487
06/30/24	$10,643	$10,587
07/31/24	$10,895	$10,834
08/31/24	$11,076	$10,990
09/30/24	$11,222	$11,137
10/31/24	$10,950	$10,860
11/30/24	$11,042	$10,975
12/31/24	$10,896	$10,796
01/31/25	$10,965	$10,853
02/28/25	$11,189	$11,092
03/31/25	$11,208	$11,096
04/30/25	$11,255	$11,140
05/31/25	$11,167	$11,060
06/30/25	$11,349	$11,230
07/31/25	$11,313	$11,200
08/31/25	$11,492	$11,334
09/30/25	$11,592	$11,458
10/31/25	$11,640	$11,529
11/30/25	$11,718	$11,601
12/31/25	$11,723	$11,584
01/31/26	$11,735	$11,596
02/28/26	$11,910	$11,786
03/31/26	$11,687	$11,578
04/30/26	$11,707	$11,591
05/31/26	$11,710	$11,628
06/30/26	$11,736	$11,656

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
TOTL	3.41%	0.65%	1.61%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,176,982,440
  Number of Portfolio Holdings1,708
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$22,198,379

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Security Types

Table Summary
Assets	%
U.S. Government Agency Obligations	37.8%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	10.6%
Mortgage-Backed Securities	9.9%
Commercial Mortgage Backed Securities	6.0%
Short-Term Investment	2.1%
Senior Floating Rate Loans	1.0%
Foreign Government Obligations	0.5%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.62%, due 09/10/26	6.1%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.6%
U.S. Treasury Notes, 3.55%, due 09/30/26	2.3%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.6%
U.S. Treasury Notes, 0.63%, due 08/15/30	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	0.7%
Federal National Mortgage Association, 5.50%, due 09/01/54	0.7%
Federal National Mortgage Association, 5.00%, due 01/01/55	0.7%
Federal National Mortgage Association, 3.00%, due 06/01/52	0.6%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/27	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Total Return Tactical ETF to the State Street® DoubleLine® Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TOTL

State Street® Loomis Sayles Opportunistic Bond ETF

OBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Loomis Sayles Opportunistic Bond ETF	$48	0.47%

How did the Fund perform last year and what affected its performance?

U.S. high yield corporate spreads tightened over the period as the sector was aided by solid fundamentals and ultimately softening inflation despite recent headline volatility.  Within the portfolio, our allocation to the sector positively contributed to absolute performance.  Technology, consumer cyclical, and capital goods names were mostly responsible for the positive impact on return.

U.S. investment grade corporate bonds performed well as spreads also tightened over the period. Despite headwinds related to massive A.I.-driven issuance, resilient economic data remained supportive overall. Within the portfolio, investment grade corporates contributed to absolute performance.  Financial, particularly banking, names were primarily responsible for the positive impact.

Bank loans also showed resilience, as geopolitical developments tempered expectations for lower policy rates.  For the portfolio, our allocation to bank loans aided absolute performance, with individual capital goods issues adding in particular.

The use of derivatives instruments within the Fund had a negative impact.  This effect is attributed mainly to long exposure to interest rate futures.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	OBND	Bloomberg U.S. Aggregate Bond Index	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
09/27/21	$10,000	$10,000	$10,000
09/30/21	$10,004	$9,973	$9,963
10/31/21	$9,999	$9,970	$9,978
11/30/21	$9,938	$10,000	$9,952
12/31/21	$10,009	$9,974	$10,011
01/31/22	$9,833	$9,759	$9,783
02/28/22	$9,710	$9,650	$9,648
03/31/22	$9,591	$9,382	$9,500
04/30/22	$9,299	$9,026	$9,161
05/31/22	$9,205	$9,084	$9,150
06/30/22	$8,875	$8,942	$8,819
07/31/22	$9,222	$9,160	$9,138
08/31/22	$9,030	$8,902	$8,986
09/30/22	$8,620	$8,517	$8,610
10/31/22	$8,609	$8,407	$8,643
11/30/22	$8,934	$8,716	$8,939
12/31/22	$8,885	$8,677	$8,915
01/31/23	$9,242	$8,943	$9,238
02/28/23	$8,999	$8,712	$9,075
03/31/23	$9,164	$8,934	$9,224
04/30/23	$9,193	$8,988	$9,307
05/31/23	$9,122	$8,890	$9,214
06/30/23	$9,192	$8,858	$9,324
07/31/23	$9,272	$8,852	$9,402
08/31/23	$9,248	$8,795	$9,400
09/30/23	$9,118	$8,572	$9,269
10/31/23	$9,014	$8,437	$9,155
11/30/23	$9,377	$8,819	$9,560
12/31/23	$9,737	$9,156	$9,895
01/31/24	$9,733	$9,131	$9,904
02/29/24	$9,671	$9,002	$9,859
03/31/24	$9,780	$9,085	$9,973
04/30/24	$9,641	$8,856	$9,838
05/31/24	$9,761	$9,006	$9,980
06/30/24	$9,841	$9,091	$10,044
07/31/24	$10,016	$9,303	$10,229
08/31/24	$10,156	$9,437	$10,368
09/30/24	$10,291	$9,564	$10,520
10/31/24	$10,181	$9,326	$10,401
11/30/24	$10,293	$9,425	$10,522
12/31/24	$10,205	$9,271	$10,424
01/31/25	$10,293	$9,320	$10,506
02/28/25	$10,428	$9,525	$10,634
03/31/25	$10,371	$9,529	$10,583
04/30/25	$10,377	$9,566	$10,579
05/31/25	$10,465	$9,498	$10,664
06/30/25	$10,641	$9,644	$10,834
07/31/25	$10,672	$9,618	$10,874
08/31/25	$10,809	$9,733	$10,975
09/30/25	$10,866	$9,839	$11,092
10/31/25	$10,936	$9,901	$11,123
11/30/25	$11,000	$9,962	$11,186
12/31/25	$11,014	$9,948	$11,208
01/31/26	$11,046	$9,958	$11,224
02/28/26	$11,124	$10,121	$11,280
03/31/26	$10,935	$9,943	$11,150
04/30/26	$11,102	$9,954	$11,258
05/31/26	$11,159	$9,985	$11,329
06/30/26	$11,186	$10,009	$11,349

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/27/21
OBND	5.12%	2.38%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.02%
SPDR Loomis Sayles Oppurtunistic Bond Composite Index	4.75%	2.70%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$57,974,355
  Number of Portfolio Holdings427
  Portfolio Turnover Rate122%
  Total Advisory Fees Paid$241,707

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Corporate Bonds & Notes	63.2%
Senior Floating Rate Loans	16.9%
Mutual Funds and Exchange Traded Products	7.2%
Asset-Backed Securities	5.9%
Convertible Bonds	2.1%
Short-Term Investment	1.9%
Preferred Stocks	0.5%
Commercial Mortgage Backed Securities	0.1%
Convertible Preferred Stocks	0.1%

Top Ten Holdings

Table Summary
Holdings	%
State Street Blackstone Senior Loan ETF	3.7%
BCC Middle Market CLO LLC, Class A1, 5.30%, due 07/17/37	1.6%
Nuveen Floating Rate Income Fund	1.4%
Invesco Senior Income Trust	1.2%
Nissan Motor Co. Ltd., 4.81%, due 09/17/30	0.8%
Ardonagh Midco 3 PLC, 6.69%, due 02/15/31	0.7%
UniCredit SpA, 7.30%, due 04/02/34	0.7%
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, due 03/15/30	0.7%
Columbus McKinnon Corp., 7.23%, due 02/03/33	0.6%
SM Energy Co., 9.63%, due 06/15/33	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Loomis Sayles Opportunistic Bond ETF to the State Street® Loomis Sayles Opportunistic Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR OBND

State Street® Nuveen Municipal Bond ETF

MBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Nuveen Municipal Bond ETF	$42	0.41%

How did the Fund perform last year and what affected its performance?

During the past year, the municipal market rallied, although faced volatility as U.S. federal policy and geopolitical risk adjusted spread and risk premiums. The Fund’s longer duration positioning was a positive driver of performance, particularly in 8+ year duration bonds. The Fund’s overweight exposure in unrated bonds and underweight to bonds rated double-A aided performance. Sector exposure hurt performance, including an overweight in electric, transportation and special tax revenue bonds. Selection also hurt performance as certain credits meaningfully underperformed the market.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MBND	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
02/04/21	$10,000	$10,000	$10,000
02/28/21	$9,838	$9,882	$9,855
03/31/21	$9,896	$9,759	$9,906
04/30/21	$10,011	$9,836	$9,974
05/31/21	$10,045	$9,868	$9,990
06/30/21	$10,069	$9,937	$10,004
07/31/21	$10,157	$10,049	$10,084
08/31/21	$10,121	$10,029	$10,061
09/30/21	$10,029	$9,943	$9,994
10/31/21	$9,994	$9,940	$9,962
11/30/21	$10,065	$9,969	$10,020
12/31/21	$10,070	$9,944	$10,036
01/31/22	$9,756	$9,730	$9,773
02/28/22	$9,709	$9,621	$9,741
03/31/22	$9,412	$9,354	$9,463
04/30/22	$9,173	$8,999	$9,248
05/31/22	$9,283	$9,057	$9,385
06/30/22	$9,180	$8,915	$9,297
07/31/22	$9,408	$9,132	$9,522
08/31/22	$9,212	$8,874	$9,348
09/30/22	$8,881	$8,491	$9,043
10/31/22	$8,836	$8,381	$9,004
11/30/22	$9,176	$8,689	$9,343
12/31/22	$9,187	$8,650	$9,392
01/31/23	$9,408	$8,916	$9,617
02/28/23	$9,228	$8,686	$9,426
03/31/23	$9,384	$8,906	$9,617
04/30/23	$9,374	$8,960	$9,591
05/31/23	$9,301	$8,863	$9,499
06/30/23	$9,373	$8,831	$9,573
07/31/23	$9,398	$8,825	$9,613
08/31/23	$9,317	$8,769	$9,505
09/30/23	$9,124	$8,546	$9,273
10/31/23	$9,032	$8,411	$9,229
11/30/23	$9,493	$8,792	$9,706
12/31/23	$9,724	$9,128	$9,903
01/31/24	$9,726	$9,103	$9,861
02/29/24	$9,751	$8,975	$9,870
03/31/24	$9,770	$9,057	$9,870
04/30/24	$9,672	$8,829	$9,759
05/31/24	$9,660	$8,978	$9,694
06/30/24	$9,803	$9,063	$9,826
07/31/24	$9,889	$9,275	$9,915
08/31/24	$9,972	$9,408	$10,004
09/30/24	$10,083	$9,534	$10,090
10/31/24	$9,921	$9,298	$9,954
11/30/24	$10,066	$9,396	$10,083
12/31/24	$9,950	$9,242	$9,973
01/31/25	$10,006	$9,291	$10,043
02/28/25	$10,142	$9,496	$10,146
03/31/25	$9,956	$9,499	$10,007
04/30/25	$9,892	$9,537	$9,941
05/31/25	$9,893	$9,469	$9,998
06/30/25	$9,970	$9,614	$10,076
07/31/25	$9,913	$9,589	$10,099
08/31/25	$10,004	$9,703	$10,187
09/30/25	$10,197	$9,809	$10,349
10/31/25	$10,295	$9,871	$10,446
11/30/25	$10,311	$9,932	$10,474
12/31/25	$10,338	$9,917	$10,502
01/31/26	$10,416	$9,928	$10,617
02/28/26	$10,509	$10,090	$10,729
03/31/26	$10,282	$9,913	$10,467
04/30/26	$10,367	$9,924	$10,556
05/31/26	$10,415	$9,955	$10,583
06/30/26	$10,468	$9,979	$10,649

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 02/04/21
MBND	5.00%	0.78%	0.85%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	(0.04%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.68%	1.26%	1.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$27,480,450
  Number of Portfolio Holdings75
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$111,153

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
California	11.7%
Texas	10.7%
New York	10.1%
Florida	6.3%
Georgia	5.8%
Oklahoma	5.1%
Alabama	5.1%
Arizona	5.1%
Utah	3.8%
Illinois	3.2%

Top Ten Holdings

Table Summary
Holdings	%
Arizona Board of Regents Revenue, AZ, 5.00%, due 07/01/34	2.9%
Utah Telecommunication Open Infrastructure Agency Revenue, UT, 4.38%, due 06/01/40	2.8%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	2.8%
New York City Industrial Development Agency Revenue, NY, 3.00%, due 03/01/36	2.7%
San Francisco Bay Area Rapid Transit District, General Obligation, CA, 5.00%, due 08/01/34	2.6%
Southeast Energy Authority A Cooperative District Revenue, AL, 5.00%, due 11/01/35	2.5%
New York Convention Center Development Corp. Revenue, NY, 5.00%, due 11/15/41	2.5%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	2.4%
Main Street Natural Gas, Inc. Revenue, GA, 5.00%, due 12/01/53	2.3%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	2.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ETF to the State Street® Nuveen Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the Fund. The Fund will create and redeem creation units through February 17, 2027, which is the last day the Funds’ shares will trade on its principal U.S. listing exchange. The Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”). On or about February 24, 2027, the Fund will distribute to its remaining shareholders, as of the Liquidation Date, a liquidating cash distribution equal to the current net asset value of their shares.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MBND

State Street® Fixed Income Sector Rotation ETF

FISR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Fixed Income Sector Rotation ETF	$31	0.30%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2026, was characterized by significant geopolitical risks but resilience across global economies and capital markets. The level of interest rates was generally range bound over the period. By contrast, the U.S. yield curve steepened over the first half of the period as the U.S. Federal Reserve (the "Fed") was engaged in an easing policy cycle before steadily flattening as inflation risks picked up during the U.S.-Iran War and the market grew hawkish in and around a leadership transition at the Fed. Credit spreads ebbed and flowed alongside market risk sentiment but generally finished modestly tighter than where they started. The Fund underperformed its benchmark over the reporting period. While investment positions changed throughout the year, tactical positions taken in long term government bonds and underweight allocations to intermediate term corporate bonds generally detracted from performance. The impact of these positions were partially offset by an overweight held in longer term corporate bonds and by having less exposure to intermediate government bonds.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	FISR	Bloomberg U.S. Aggregate Bond Index
04/02/19	$10,000	$10,000
04/30/19	$10,052	$10,032
05/31/19	$10,169	$10,210
06/30/19	$10,381	$10,338
07/31/19	$10,414	$10,361
08/31/19	$10,616	$10,629
09/30/19	$10,602	$10,573
10/31/19	$10,628	$10,604
11/30/19	$10,613	$10,599
12/31/19	$10,645	$10,592
01/31/20	$10,776	$10,795
02/29/20	$10,855	$10,990
03/31/20	$10,680	$10,925
04/30/20	$10,888	$11,119
05/31/20	$10,991	$11,171
06/30/20	$11,047	$11,241
07/31/20	$11,219	$11,409
08/31/20	$11,125	$11,317
09/30/20	$11,099	$11,311
10/31/20	$11,065	$11,261
11/30/20	$11,257	$11,371
12/31/20	$11,288	$11,387
01/31/21	$11,146	$11,305
02/28/21	$10,962	$11,142
03/31/21	$10,828	$11,003
04/30/21	$10,918	$11,090
05/31/21	$10,937	$11,126
06/30/21	$11,079	$11,204
07/31/21	$11,215	$11,329
08/31/21	$11,185	$11,308
09/30/21	$11,059	$11,210
10/31/21	$11,093	$11,207
11/30/21	$11,124	$11,240
12/31/21	$11,084	$11,211
01/31/22	$10,798	$10,970
02/28/22	$10,665	$10,847
03/31/22	$10,355	$10,546
04/30/22	$9,891	$10,146
05/31/22	$9,902	$10,211
06/30/22	$9,774	$10,051
07/31/22	$9,986	$10,296
08/31/22	$9,675	$10,006
09/30/22	$9,232	$9,573
10/31/22	$9,108	$9,449
11/30/22	$9,450	$9,797
12/31/22	$9,347	$9,753
01/31/23	$9,689	$10,053
02/28/23	$9,396	$9,793
03/31/23	$9,664	$10,041
04/30/23	$9,716	$10,102
05/31/23	$9,595	$9,992
06/30/23	$9,566	$9,957
07/31/23	$9,553	$9,950
08/31/23	$9,472	$9,886
09/30/23	$9,218	$9,635
10/31/23	$9,082	$9,483
11/30/23	$9,479	$9,912
12/31/23	$9,835	$10,292
01/31/24	$9,814	$10,263
02/29/24	$9,660	$10,118
03/31/24	$9,736	$10,212
04/30/24	$9,494	$9,954
05/31/24	$9,653	$10,123
06/30/24	$9,746	$10,219
07/31/24	$9,974	$10,457
08/31/24	$10,104	$10,608
09/30/24	$10,256	$10,750
10/31/24	$9,985	$10,483
11/30/24	$10,100	$10,594
12/31/24	$9,931	$10,420
01/31/25	$9,989	$10,476
02/28/25	$10,202	$10,706
03/31/25	$10,196	$10,710
04/30/25	$10,209	$10,752
05/31/25	$10,109	$10,675
06/30/25	$10,275	$10,839
07/31/25	$10,235	$10,811
08/31/25	$10,377	$10,940
09/30/25	$10,478	$11,060
10/31/25	$10,536	$11,129
11/30/25	$10,606	$11,198
12/31/25	$10,549	$11,181
01/31/26	$10,576	$11,193
02/28/26	$10,758	$11,376
03/31/26	$10,551	$11,176
04/30/26	$10,556	$11,189
05/31/26	$10,597	$11,223
06/30/26	$10,630	$11,250

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 04/02/19
FISR	3.45%	(0.82%)	0.85%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.64%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$407,990,788
  Number of Portfolio Holdings9
  Portfolio Turnover Rate198%
  Total Advisory Fees Paid$1,131,378

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Asset Types	%
Domestic Fixed Income	99.4%
Short-Term Investments	9.4%

Top Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio Corporate Bond ETF	25.0%
State Street SPDR Portfolio Intermediate Term Treasury ETF	22.7%
State Street SPDR Portfolio Short Term Treasury ETF	15.3%
State Street SPDR Portfolio Mortgage-Backed Bond ETF	14.0%
State Street SPDR Portfolio Long Term Treasury ETF	13.3%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	2.0%
State Street SPDR S&P Leveraged Loan ETF	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Fixed Income Sector Rotation ETF to the State Street® Fixed Income Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective on June 23, 2026, the Fund’s investment objective changed from "seeking to provide total return by focusing on investments in income and yield-generating assets" to "seeking to maximize risk-adjusted return and provide current income".

Effective on June 23, 2026, the Fund’s principal investment strategy was updated to (1) allow allocation of its assets among ETFs that focus on asset-backed securities; (2) utilize rigorous fundamental research to invest in individual fixed income securities for risk management and security exposure management purposes; (3) employ a risk-aware, top-down allocation approach that seeks to overweight the Fund’s exposure to the most attractive Fixed Income Sectors; and (4) use derivative instruments to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and credit quality exposure.   Additionally, corresponding principal risks were updated to reflect these changes.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR FISR

State Street® Global Allocation ETF

GAL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Global Allocation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Global Allocation ETF	$15	0.14%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2026 was characterized by significant geopolitical risks but resilience across global economies and capital markets. The Fund delivered healthy returns but given its diversified approach it did not meet the performance of its all-equity benchmark (MSCI ACWI IMI). The Fund held an overweight to global equities for the majority of the period as the risk environment was mostly calm, with the exception of the energy shock associated with the U.S.-Iran War, and corporate earnings were consistently strong. Additionally, the Fund maintained an overweight position in broad commodities as trends in those real asset markets picked up in late 2025 and that investment helped to add value and mitigate risk during the energy shock. The Fund’s regional equity allocations detracted from performance over the reporting period. The Fund generally favored U.S. equities over non-U.S. developed equities and domestic markets lagged during the 1st quarter of 2026 amidst a flurry of geopolitical pronouncements and risks emanating from the U.S. administration, which led to a weaker U.S. dollar and relatively weaker U.S. stock markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	GAL	MSCI ACWI IMI Index	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,248	$10,445	$10,063
08/31/16	$10,163	$10,480	$10,052
09/30/16	$10,196	$10,557	$10,046
10/31/16	$9,951	$10,353	$9,969
11/30/16	$9,907	$10,465	$9,733
12/31/16	$10,037	$10,691	$9,747
01/31/17	$10,215	$10,980	$9,766
02/28/17	$10,437	$11,283	$9,832
03/31/17	$10,511	$11,416	$9,827
04/30/17	$10,655	$11,600	$9,902
05/31/17	$10,854	$11,831	$9,979
06/30/17	$10,913	$11,901	$9,969
07/31/17	$11,148	$12,228	$10,011
08/31/17	$11,203	$12,271	$10,101
09/30/17	$11,363	$12,534	$10,053
10/31/17	$11,537	$12,787	$10,059
11/30/17	$11,717	$13,038	$10,046
12/31/17	$11,883	$13,251	$10,092
01/31/18	$12,385	$13,966	$9,976
02/28/18	$11,937	$13,383	$9,881
03/31/18	$11,850	$13,132	$9,945
04/30/18	$11,856	$13,255	$9,871
05/31/18	$11,904	$13,307	$9,941
06/30/18	$11,837	$13,227	$9,929
07/31/18	$12,042	$13,594	$9,931
08/31/18	$12,126	$13,719	$9,995
09/30/18	$12,137	$13,741	$9,931
10/31/18	$11,429	$12,666	$9,852
11/30/18	$11,570	$12,845	$9,911
12/31/18	$11,020	$11,915	$10,093
01/31/19	$11,716	$12,885	$10,200
02/28/19	$11,892	$13,244	$10,195
03/31/19	$12,040	$13,380	$10,390
04/30/19	$12,259	$13,823	$10,393
05/31/19	$11,816	$12,995	$10,577
06/30/19	$12,354	$13,831	$10,710
07/31/19	$12,355	$13,872	$10,734
08/31/19	$12,372	$13,523	$11,012
09/30/19	$12,502	$13,806	$10,953
10/31/19	$12,712	$14,186	$10,986
11/30/19	$12,815	$14,540	$10,981
12/31/19	$13,144	$15,055	$10,973
01/31/20	$12,996	$14,856	$11,184
02/29/20	$12,239	$13,640	$11,386
03/31/20	$10,727	$11,677	$11,319
04/30/20	$11,553	$12,963	$11,520
05/31/20	$11,957	$13,560	$11,573
06/30/20	$12,231	$13,993	$11,646
07/31/20	$12,766	$14,720	$11,820
08/31/20	$13,202	$15,611	$11,725
09/30/20	$12,947	$15,127	$11,718
10/31/20	$12,768	$14,800	$11,666
11/30/20	$13,778	$16,673	$11,781
12/31/20	$14,329	$17,502	$11,797
01/31/21	$14,278	$17,471	$11,712
02/28/21	$14,542	$17,936	$11,543
03/31/21	$14,765	$18,401	$11,399
04/30/21	$15,212	$19,200	$11,489
05/31/21	$15,473	$19,486	$11,527
06/30/21	$15,595	$19,721	$11,608
07/31/21	$15,710	$19,821	$11,737
08/31/21	$15,940	$20,311	$11,715
09/30/21	$15,473	$19,502	$11,614
10/31/21	$15,979	$20,450	$11,610
11/30/21	$15,663	$19,901	$11,645
12/31/21	$16,090	$20,692	$11,615
01/31/22	$15,573	$19,618	$11,365
02/28/22	$15,347	$19,169	$11,238
03/31/22	$15,403	$19,560	$10,926
04/30/22	$14,562	$18,007	$10,511
05/31/22	$14,690	$18,017	$10,579
06/30/22	$13,788	$16,463	$10,413
07/31/22	$14,335	$17,639	$10,667
08/31/22	$13,865	$17,013	$10,366
09/30/22	$12,869	$15,371	$9,918
10/31/22	$13,360	$16,316	$9,790
11/30/22	$14,277	$17,558	$10,150
12/31/22	$13,931	$16,884	$10,104
01/31/23	$14,746	$18,127	$10,415
02/28/23	$14,243	$17,623	$10,145
03/31/23	$14,564	$18,057	$10,403
04/30/23	$14,753	$18,287	$10,466
05/31/23	$14,483	$18,066	$10,352
06/30/23	$15,049	$19,120	$10,315
07/31/23	$15,444	$19,851	$10,308
08/31/23	$15,073	$19,281	$10,242
09/30/23	$14,525	$18,469	$9,982
10/31/23	$14,227	$17,854	$9,824
11/30/23	$15,141	$19,504	$10,269
12/31/23	$15,813	$20,527	$10,662
01/31/24	$15,722	$20,574	$10,633
02/29/24	$16,123	$21,434	$10,483
03/31/24	$16,528	$22,111	$10,580
04/30/24	$16,111	$21,361	$10,312
05/31/24	$16,626	$22,226	$10,487
06/30/24	$16,727	$22,638	$10,587
07/31/24	$17,083	$23,104	$10,834
08/31/24	$17,316	$23,643	$10,990
09/30/24	$17,715	$24,187	$11,137
10/31/24	$17,356	$23,627	$10,860
11/30/24	$17,760	$24,548	$10,975
12/31/24	$17,361	$23,888	$10,796
01/31/25	$17,707	$24,670	$10,853
02/28/25	$17,821	$24,453	$11,092
03/31/25	$17,691	$23,505	$11,096
04/30/25	$17,702	$23,725	$11,140
05/31/25	$18,165	$25,098	$11,060
06/30/25	$18,710	$26,235	$11,230
07/31/25	$18,723	$26,584	$11,200
08/31/25	$19,218	$27,308	$11,334
09/30/25	$19,671	$28,248	$11,458
10/31/25	$19,917	$28,826	$11,529
11/30/25	$20,019	$28,861	$11,601
12/31/25	$20,142	$29,158	$11,584
01/31/26	$20,699	$30,114	$11,596
02/28/26	$21,082	$30,588	$11,786
03/31/26	$20,202	$28,357	$11,578
04/30/26	$21,410	$31,226	$11,591
05/31/26	$21,914	$32,789	$11,628
06/30/26	$21,765	$32,590	$11,656

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
GAL	16.32%	6.89%	8.09%
MSCI ACWI IMI Index	24.22%	10.57%	12.54%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$303,289,228
  Number of Portfolio Holdings20
  Portfolio Turnover Rate85%
  Total Advisory Fees Paid$398,115

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	34.4%
Domestic Fixed Income	31.7%
International Equity	23.9%
International Fixed Income	4.5%
Inflation Linked	3.9%
Short-Term Investments	2.3%
Real Estate	1.5%

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR S&P 500 ETF Trust	29.1%
State Street SPDR Portfolio Developed World ex-U.S. ETF	11.0%
State Street SPDR Portfolio Emerging Markets ETF	10.0%
State Street SPDR Portfolio Aggregate Bond ETF	7.4%
State Street SPDR Bloomberg High Yield Bond ETF	6.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	5.6%
State Street SPDR Portfolio Long Term Treasury ETF	4.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	3.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.2%
State Street SPDR Portfolio Long Term Corporate Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Global Allocation ETF to the State Street® Global Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR GAL

State Street® Income Allocation ETF

INKM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Income Allocation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Income Allocation ETF	$21	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2026, was characterized by significant geopolitical risks but resilience across global economies and capital markets. The Fund delivered double digit returns but given its diversified approach it could not keep pace with its primary benchmark (MSCI World Index), however it was able to handily outperform its secondary benchmark. The Fund held an overweight to global equities for the majority of the period as the risk environment was mostly calm, with the exception of the energy shock associated with the U.S.-Iran War, and corporate earnings were consistently strong. These overweights were taken mostly at the expense of underweights to broad U.S. Treasuries and investment grade corporate bonds. Together, the tactical decisions to overweight equities and underweight bonds were additive over the period as was the decision to overweight U.S. versus non-U.S. equities. In terms of detractors, the decision to underweight U.S. REITs and overweight U.S. high yield bonds negatively impacted performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	INKM	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	Bloomberg U.S. Long Government/Credit Bond Index
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,235	$10,063	$10,422	$10,255
08/31/16	$10,188	$10,052	$10,431	$10,253
09/30/16	$10,181	$10,046	$10,487	$10,124
10/31/16	$9,928	$9,969	$10,284	$9,837
11/30/16	$9,809	$9,733	$10,431	$9,263
12/31/16	$9,956	$9,747	$10,681	$9,330
01/31/17	$10,088	$9,766	$10,939	$9,359
02/28/17	$10,296	$9,832	$11,242	$9,531
03/31/17	$10,332	$9,827	$11,362	$9,477
04/30/17	$10,458	$9,902	$11,530	$9,625
05/31/17	$10,639	$9,979	$11,774	$9,819
06/30/17	$10,679	$9,969	$11,820	$9,893
07/31/17	$10,855	$10,011	$12,102	$9,919
08/31/17	$10,926	$10,101	$12,119	$10,142
09/30/17	$10,966	$10,053	$12,392	$10,044
10/31/17	$11,023	$10,059	$12,626	$10,085
11/30/17	$11,183	$10,046	$12,899	$10,138
12/31/17	$11,313	$10,092	$13,074	$10,330
01/31/18	$11,484	$9,976	$13,764	$10,118
02/28/18	$11,069	$9,881	$13,194	$9,798
03/31/18	$11,118	$9,945	$12,906	$9,960
04/30/18	$11,048	$9,871	$13,055	$9,766
05/31/18	$11,050	$9,941	$13,136	$9,877
06/30/18	$11,035	$9,929	$13,130	$9,816
07/31/18	$11,231	$9,931	$13,540	$9,840
08/31/18	$11,246	$9,995	$13,708	$9,924
09/30/18	$11,163	$9,931	$13,784	$9,770
10/31/18	$10,858	$9,852	$12,772	$9,443
11/30/18	$10,992	$9,911	$12,917	$9,495
12/31/18	$10,718	$10,093	$11,935	$9,846
01/31/19	$11,310	$10,200	$12,863	$10,067
02/28/19	$11,391	$10,195	$13,250	$10,011
03/31/19	$11,561	$10,390	$13,424	$10,482
04/30/19	$11,667	$10,393	$13,900	$10,439
05/31/19	$11,501	$10,577	$13,098	$10,870
06/30/19	$11,910	$10,710	$13,961	$11,172
07/31/19	$11,942	$10,734	$14,030	$11,253
08/31/19	$11,967	$11,012	$13,743	$12,139
09/30/19	$12,181	$10,953	$14,036	$11,908
10/31/19	$12,271	$10,986	$14,393	$11,901
11/30/19	$12,327	$10,981	$14,794	$11,910
12/31/19	$12,550	$10,973	$15,237	$11,775
01/31/20	$12,566	$11,184	$15,144	$12,390
02/29/20	$12,088	$11,386	$13,864	$12,887
03/31/20	$10,176	$11,319	$12,029	$12,506
04/30/20	$10,887	$11,520	$13,344	$13,070
05/31/20	$11,119	$11,573	$13,988	$13,082
06/30/20	$11,367	$11,646	$14,358	$13,285
07/31/20	$11,739	$11,820	$15,045	$13,990
08/31/20	$11,853	$11,725	$16,050	$13,465
09/30/20	$11,693	$11,718	$15,497	$13,446
10/31/20	$11,641	$11,666	$15,021	$13,234
11/30/20	$12,562	$11,781	$16,942	$13,700
12/31/20	$12,924	$11,797	$17,660	$13,672
01/31/21	$12,882	$11,712	$17,485	$13,266
02/28/21	$13,094	$11,543	$17,933	$12,710
03/31/21	$13,311	$11,399	$18,529	$12,249
04/30/21	$13,609	$11,489	$19,392	$12,489
05/31/21	$13,796	$11,527	$19,671	$12,590
06/30/21	$13,856	$11,608	$19,964	$13,038
07/31/21	$13,869	$11,737	$20,322	$13,401
08/31/21	$13,995	$11,715	$20,828	$13,360
09/30/21	$13,741	$11,614	$19,963	$13,048
10/31/21	$13,958	$11,610	$21,094	$13,261
11/30/21	$13,715	$11,645	$20,631	$13,438
12/31/21	$14,027	$11,615	$21,513	$13,329
01/31/22	$13,824	$11,365	$20,375	$12,675
02/28/22	$13,578	$11,238	$19,860	$12,354
03/31/22	$13,618	$10,926	$20,405	$11,868
04/30/22	$12,972	$10,511	$18,710	$10,765
05/31/22	$13,104	$10,579	$18,724	$10,731
06/30/22	$12,413	$10,413	$17,102	$10,412
07/31/22	$12,845	$10,667	$18,460	$10,803
08/31/22	$12,496	$10,366	$17,688	$10,329
09/30/22	$11,543	$9,918	$16,044	$9,471
10/31/22	$11,813	$9,790	$17,196	$9,114
11/30/22	$12,501	$10,150	$18,391	$9,855
12/31/22	$12,270	$10,104	$17,610	$9,718
01/31/23	$13,041	$10,415	$18,856	$10,358
02/28/23	$12,614	$10,145	$18,403	$9,844
03/31/23	$12,726	$10,403	$18,972	$10,278
04/30/23	$12,829	$10,466	$19,304	$10,350
05/31/23	$12,512	$10,352	$19,112	$10,068
06/30/23	$12,884	$10,315	$20,267	$10,145
07/31/23	$13,132	$10,308	$20,948	$10,035
08/31/23	$12,863	$10,242	$20,448	$9,803
09/30/23	$12,397	$9,982	$19,566	$9,194
10/31/23	$12,046	$9,824	$18,998	$8,780
11/30/23	$12,866	$10,269	$20,779	$9,648
12/31/23	$13,533	$10,662	$21,799	$10,411
01/31/24	$13,419	$10,633	$22,061	$10,251
02/29/24	$13,438	$10,483	$22,996	$10,001
03/31/24	$13,716	$10,580	$23,735	$10,160
04/30/24	$13,340	$10,312	$22,854	$9,605
05/31/24	$13,667	$10,487	$23,874	$9,876
06/30/24	$13,672	$10,587	$24,360	$9,984
07/31/24	$14,152	$10,834	$24,789	$10,319
08/31/24	$14,473	$10,990	$25,444	$10,534
09/30/24	$14,760	$11,137	$25,910	$10,779
10/31/24	$14,493	$10,860	$25,396	$10,274
11/30/24	$14,806	$10,975	$26,562	$10,481
12/31/24	$14,314	$10,796	$25,869	$9,978
01/31/25	$14,530	$10,853	$26,782	$10,021
02/28/25	$14,748	$11,092	$26,590	$10,453
03/31/25	$14,668	$11,096	$25,406	$10,335
04/30/25	$14,704	$11,140	$25,632	$10,215
05/31/25	$14,843	$11,060	$27,149	$10,039
06/30/25	$15,124	$11,230	$28,320	$10,316
07/31/25	$15,165	$11,200	$28,685	$10,265
08/31/25	$15,527	$11,334	$29,433	$10,320
09/30/25	$15,690	$11,458	$30,379	$10,641
10/31/25	$15,696	$11,529	$30,988	$10,740
11/30/25	$15,904	$11,601	$31,075	$10,788
12/31/25	$15,870	$11,584	$31,326	$10,639
01/31/26	$16,301	$11,596	$32,027	$10,615
02/28/26	$16,814	$11,786	$32,262	$10,957
03/31/26	$16,245	$11,578	$30,207	$10,559
04/30/26	$16,711	$11,591	$33,105	$10,544
05/31/26	$16,831	$11,628	$34,612	$10,645
06/30/26	$16,866	$11,656	$34,363	$10,720

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
INKM	11.52%	4.01%	5.37%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
MSCI World Index	21.34%	11.47%	13.14%
Bloomberg U.S. Long Government/Credit Bond Index	3.92%	(3.84%)	0.70%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$71,723,415
  Number of Portfolio Holdings15
  Portfolio Turnover Rate57%
  Total Advisory Fees Paid$137,364

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	44.1%
Domestic Equity	33.9%
Short-Term Investments	15.6%
International Equity	13.5%
International Fixed Income	5.0%
Real Estate	3.5%

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Bloomberg High Yield Bond ETF	13.1%
State Street SPDR Portfolio Long Term Treasury ETF	12.1%
State Street SPDR S&P Global Infrastructure ETF	11.0%
State Street U.S. Equity Premium Income ETF	10.0%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	9.0%
State Street SPDR Portfolio S&P 500 High Dividend ETF	9.0%
Schwab U.S. Dividend Equity ETF	8.9%
State Street SPDR ICE Preferred Securities ETF	6.0%
State Street Blackstone Senior Loan ETF	5.9%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	5.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Income Allocation ETF to the State Street® Income Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR INKM

State Street® Multi-Asset Real Return ETF

RLY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Multi-Asset Real Return ETF	$17	0.15%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The Fund benefited from strong performance across real assets, particularly metals and energy. Early in the year, expectations for interest rate cuts and resilient economic growth supported returns, with the Fund gaining approximately 10.5%, led by Metals & Mining. Performance drivers shifted in the second half as geopolitical tensions in the Middle East disrupted energy markets. The closure of the Strait of Hormuz drove oil prices sharply higher and boosted energy-related assets. Oil prices later retreated after de-escalation and a Memorandum of Understanding between the U.S. and Iran, but the Fund still gained approximately 10.8% during the period. For the year, the Fund's diversified exposure to real assets outperformed a traditional inflation-linked fixed income benchmark, the Bloomberg U.S. Government Inflation-Linked Bond Index and was on par with the broad DBIQ Optimum Yield Diversified Commodity Index Excess Return. From an allocation perspective, overweight positions in commodities and natural resources, along with an underweight to inflation-linked bonds, contributed positively to results, while the underweight to REITs and overweight positions in cash and infrastructure equities modestly detracted from performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	RLY	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,082	$10,063	$10,100	$9,355
08/31/16	$9,993	$10,052	$10,056	$9,410
09/30/16	$10,135	$10,046	$10,107	$9,837
10/31/16	$9,906	$9,969	$10,058	$9,784
11/30/16	$9,941	$9,733	$9,855	$9,993
12/31/16	$10,143	$9,747	$9,840	$10,364
01/31/17	$10,283	$9,766	$9,925	$10,303
02/28/17	$10,275	$9,832	$9,979	$10,315
03/31/17	$10,196	$9,827	$9,974	$9,978
04/30/17	$10,116	$9,902	$10,035	$9,732
05/31/17	$10,102	$9,979	$10,031	$9,568
06/30/17	$10,056	$9,969	$9,933	$9,474
07/31/17	$10,397	$10,011	$9,975	$9,838
08/31/17	$10,440	$10,101	$10,090	$9,895
09/30/17	$10,589	$10,053	$10,023	$10,090
10/31/17	$10,707	$10,059	$10,044	$10,486
11/30/17	$10,800	$10,046	$10,062	$10,586
12/31/17	$11,179	$10,092	$10,164	$10,899
01/31/18	$11,475	$9,976	$10,074	$11,206
02/28/18	$10,944	$9,881	$9,966	$10,865
03/31/18	$11,026	$9,945	$10,077	$11,091
04/30/18	$11,337	$9,871	$10,072	$11,501
05/31/18	$11,484	$9,941	$10,113	$11,780
06/30/18	$11,389	$9,929	$10,158	$11,551
07/31/18	$11,387	$9,931	$10,105	$11,270
08/31/18	$11,224	$9,995	$10,179	$11,323
09/30/18	$11,381	$9,931	$10,064	$11,688
10/31/18	$10,701	$9,852	$9,907	$11,058
11/30/18	$10,400	$9,911	$9,959	$9,956
12/31/18	$9,941	$10,093	$10,014	$9,492
01/31/19	$10,723	$10,200	$10,155	$10,175
02/28/19	$10,845	$10,195	$10,151	$10,469
03/31/19	$10,973	$10,390	$10,348	$10,417
04/30/19	$11,004	$10,393	$10,381	$10,524
05/31/19	$10,543	$10,577	$10,568	$9,911
06/30/19	$11,080	$10,710	$10,653	$10,280
07/31/19	$10,969	$10,734	$10,695	$10,192
08/31/19	$10,780	$11,012	$10,972	$9,667
09/30/19	$10,924	$10,953	$10,811	$9,753
10/31/19	$11,079	$10,986	$10,837	$9,951
11/30/19	$11,060	$10,981	$10,856	$9,900
12/31/19	$11,455	$10,973	$10,890	$10,499
01/31/20	$11,015	$11,184	$11,136	$9,587
02/29/20	$10,273	$11,386	$11,302	$8,926
03/31/20	$8,592	$11,319	$11,100	$7,406
04/30/20	$9,140	$11,520	$11,424	$7,160
05/31/20	$9,494	$11,573	$11,453	$7,769
06/30/20	$9,672	$11,646	$11,584	$8,087
07/31/20	$10,024	$11,820	$11,877	$8,509
08/31/20	$10,294	$11,725	$11,998	$8,881
09/30/20	$9,950	$11,718	$11,953	$8,618
10/31/20	$9,772	$11,666	$11,870	$8,350
11/30/20	$10,792	$11,781	$12,011	$9,193
12/31/20	$11,356	$11,797	$12,148	$9,672
01/31/21	$11,401	$11,712	$12,182	$10,020
02/28/21	$12,067	$11,543	$11,958	$11,060
03/31/21	$12,281	$11,399	$11,926	$10,945
04/30/21	$12,827	$11,489	$12,104	$11,845
05/31/21	$13,289	$11,527	$12,252	$12,285
06/30/21	$13,263	$11,608	$12,338	$12,740
07/31/21	$13,373	$11,737	$12,685	$12,950
08/31/21	$13,314	$11,715	$12,659	$12,744
09/30/21	$13,336	$11,614	$12,560	$13,389
10/31/21	$13,974	$11,610	$12,708	$14,185
11/30/21	$13,287	$11,645	$12,836	$12,920
12/31/21	$13,979	$11,615	$12,876	$13,786
01/31/22	$14,367	$11,365	$12,590	$14,878
02/28/22	$14,935	$11,238	$12,694	$15,852
03/31/22	$15,973	$10,926	$12,449	$17,373
04/30/22	$15,694	$10,511	$12,178	$18,453
05/31/22	$16,256	$10,579	$12,029	$19,095
06/30/22	$14,665	$10,413	$11,632	$17,755
07/31/22	$15,112	$10,667	$12,159	$17,442
08/31/22	$14,920	$10,366	$11,832	$17,215
09/30/22	$13,663	$9,918	$11,020	$15,917
10/31/22	$14,638	$9,790	$11,159	$16,721
11/30/22	$15,482	$10,150	$11,373	$16,833
12/31/22	$15,038	$10,104	$11,254	$16,378
01/31/23	$15,733	$10,415	$11,469	$16,436
02/28/23	$15,037	$10,145	$11,311	$15,736
03/31/23	$15,144	$10,403	$11,641	$15,640
04/30/23	$15,211	$10,466	$11,649	$15,451
05/31/23	$14,231	$10,352	$11,510	$14,451
06/30/23	$14,780	$10,315	$11,477	$14,802
07/31/23	$15,553	$10,308	$11,484	$16,001
08/31/23	$15,178	$10,242	$11,376	$15,903
09/30/23	$14,982	$9,982	$11,156	$16,064
10/31/23	$14,580	$9,824	$11,065	$15,711
11/30/23	$15,129	$10,269	$11,374	$15,373
12/31/23	$15,449	$10,662	$11,686	$14,728
01/31/24	$15,045	$10,633	$11,704	$14,896
02/29/24	$15,050	$10,483	$11,579	$14,601
03/31/24	$15,864	$10,580	$11,673	$15,190
04/30/24	$15,819	$10,312	$11,470	$15,412
05/31/24	$16,309	$10,487	$11,675	$15,250
06/30/24	$15,907	$10,587	$11,762	$15,201
07/31/24	$16,159	$10,834	$11,975	$14,629
08/31/24	$16,264	$10,990	$12,072	$14,340
09/30/24	$16,549	$11,137	$12,254	$14,384
10/31/24	$16,344	$10,860	$12,031	$14,424
11/30/24	$16,572	$10,975	$12,090	$14,144
12/31/24	$15,810	$10,796	$11,891	$14,393
01/31/25	$16,282	$10,853	$12,046	$14,710
02/28/25	$16,345	$11,092	$12,321	$14,699
03/31/25	$16,701	$11,096	$12,387	$15,049
04/30/25	$16,331	$11,140	$12,392	$13,740
05/31/25	$16,737	$11,060	$12,316	$13,870
06/30/25	$17,217	$11,230	$12,433	$14,462
07/31/25	$17,299	$11,200	$12,447	$14,859
08/31/25	$17,935	$11,334	$12,634	$14,659
09/30/25	$18,298	$11,458	$12,698	$14,788
10/31/25	$18,338	$11,529	$12,750	$15,005
11/30/25	$18,838	$11,601	$12,765	$15,044
12/31/25	$19,018	$11,584	$12,709	$15,118
01/31/26	$20,488	$11,596	$12,747	$16,330
02/28/26	$21,841	$11,786	$12,922	$16,825
03/31/26	$21,929	$11,578	$12,737	$19,400
04/30/26	$22,497	$11,591	$12,882	$20,730
05/31/26	$22,082	$11,628	$12,914	$19,616
06/30/26	$21,072	$11,656	$12,854	$17,724

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
RLY	22.39%	9.70%	7.74%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government Inflation-Linked Bond Index	3.38%	0.82%	2.54%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	22.56%	6.83%	5.89%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,162,709,563
  Number of Portfolio Holdings13
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$1,126,325

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Asset Types	%
Natural Resources	30.3%
International Equity	29.0%
Domestic Fixed Income	24.1%
Inflation Linked	6.1%
Short-Term Investments	4.3%
Domestic Equity	3.8%
Real Estate	3.5%
International Fixed Income	3.1%

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR S&P Global Natural Resources ETF	27.2%
State Street SPDR S&P Global Infrastructure ETF	25.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	24.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	6.1%
State Street Energy Select Sector SPDR ETF	3.8%
VanEck Agribusiness ETF	3.1%
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	3.1%
State Street SPDR S&P Metals & Mining ETF	3.1%
State Street SPDR Dow Jones REIT ETF	2.7%
State Street SPDR Dow Jones International Real Estate ETF	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Multi-Asset Real Return ETF to the State Street® Multi-Asset Real Return ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR RLY

State Street® Ultra Short Term Bond ETF

ULST

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Ultra Short Term Bond ETF	$20	0.20%

How did the Fund perform last year and what affected its performance?

During the first half of the reporting period, softness in the labor market led to three 25bps U.S. Federal Funds ("Fed Funds") rate cuts and moderately tighter investment-grade credit spreads. In 2026, conflict in the Middle East led to a spike in oil prices and inflation expectations, the potential for Fed Funds rate hikes, and, as a result, a significant increase in interest rates and moderately tighter investment-grade credit spreads. The Fund’s over-weight allocation to duration was the primary driver of the Fund’s under-performance of the Index during the reporting period, while the Fund’s over-weight allocation to investment-grade credit contributed to relative performance. The Fund reduced its duration from 0.90 to 0.75 during the reporting period. The Fund used treasury futures to actively manage duration during the reporting period. The Fund’s use of treasury futures detracted from Fund performance relative to the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	ULST	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Bellwether 3 Month Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,031	$10,063	$10,002
08/31/16	$10,047	$10,052	$10,005
09/30/16	$10,053	$10,046	$10,010
10/31/16	$10,063	$9,969	$10,013
11/30/16	$10,069	$9,733	$10,015
12/31/16	$10,078	$9,747	$10,019
01/31/17	$10,094	$9,766	$10,024
02/28/17	$10,109	$9,832	$10,028
03/31/17	$10,119	$9,827	$10,029
04/30/17	$10,131	$9,902	$10,036
05/31/17	$10,142	$9,979	$10,041
06/30/17	$10,153	$9,969	$10,050
07/31/17	$10,166	$10,011	$10,059
08/31/17	$10,176	$10,101	$10,069
09/30/17	$10,189	$10,053	$10,077
10/31/17	$10,201	$10,059	$10,086
11/30/17	$10,209	$10,046	$10,095
12/31/17	$10,219	$10,092	$10,106
01/31/18	$10,236	$9,976	$10,119
02/28/18	$10,245	$9,881	$10,128
03/31/18	$10,255	$9,945	$10,142
04/30/18	$10,277	$9,871	$10,156
05/31/18	$10,297	$9,941	$10,172
06/30/18	$10,316	$9,929	$10,188
07/31/18	$10,339	$9,931	$10,205
08/31/18	$10,364	$9,995	$10,221
09/30/18	$10,382	$9,931	$10,238
10/31/18	$10,398	$9,852	$10,257
11/30/18	$10,405	$9,911	$10,276
12/31/18	$10,413	$10,093	$10,296
01/31/19	$10,456	$10,200	$10,319
02/28/19	$10,483	$10,195	$10,337
03/31/19	$10,516	$10,390	$10,359
04/30/19	$10,549	$10,393	$10,379
05/31/19	$10,577	$10,577	$10,401
06/30/19	$10,604	$10,710	$10,425
07/31/19	$10,628	$10,734	$10,445
08/31/19	$10,654	$11,012	$10,465
09/30/19	$10,675	$10,953	$10,485
10/31/19	$10,702	$10,986	$10,506
11/30/19	$10,724	$10,981	$10,518
12/31/19	$10,745	$10,973	$10,534
01/31/20	$10,779	$11,184	$10,547
02/29/20	$10,797	$11,386	$10,564
03/31/20	$10,463	$11,319	$10,595
04/30/20	$10,634	$11,520	$10,595
05/31/20	$10,724	$11,573	$10,596
06/30/20	$10,802	$11,646	$10,597
07/31/20	$10,847	$11,820	$10,600
08/31/20	$10,870	$11,725	$10,600
09/30/20	$10,877	$11,718	$10,601
10/31/20	$10,888	$11,666	$10,602
11/30/20	$10,904	$11,781	$10,603
12/31/20	$10,911	$11,797	$10,605
01/31/21	$10,925	$11,712	$10,606
02/28/21	$10,929	$11,543	$10,607
03/31/21	$10,928	$11,399	$10,607
04/30/21	$10,935	$11,489	$10,608
05/31/21	$10,943	$11,527	$10,608
06/30/21	$10,947	$11,608	$10,607
07/31/21	$10,950	$11,737	$10,608
08/31/21	$10,952	$11,715	$10,608
09/30/21	$10,954	$11,614	$10,608
10/31/21	$10,948	$11,610	$10,608
11/30/21	$10,937	$11,645	$10,609
12/31/21	$10,936	$11,615	$10,609
01/31/22	$10,918	$11,365	$10,609
02/28/22	$10,889	$11,238	$10,610
03/31/22	$10,870	$10,926	$10,614
04/30/22	$10,867	$10,511	$10,615
05/31/22	$10,868	$10,579	$10,623
06/30/22	$10,832	$10,413	$10,625
07/31/22	$10,865	$10,667	$10,631
08/31/22	$10,895	$10,366	$10,650
09/30/22	$10,904	$9,918	$10,674
10/31/22	$10,921	$9,790	$10,693
11/30/22	$10,978	$10,150	$10,729
12/31/22	$11,028	$10,104	$10,769
01/31/23	$11,097	$10,415	$10,806
02/28/23	$11,120	$10,145	$10,843
03/31/23	$11,175	$10,403	$10,890
04/30/23	$11,225	$10,466	$10,927
05/31/23	$11,254	$10,352	$10,973
06/30/23	$11,291	$10,315	$11,023
07/31/23	$11,346	$10,308	$11,070
08/31/23	$11,397	$10,242	$11,120
09/30/23	$11,425	$9,982	$11,170
10/31/23	$11,467	$9,824	$11,221
11/30/23	$11,561	$10,269	$11,272
12/31/23	$11,654	$10,662	$11,325
01/31/24	$11,709	$10,633	$11,373
02/29/24	$11,731	$10,483	$11,420
03/31/24	$11,787	$10,580	$11,472
04/30/24	$11,809	$10,312	$11,521
05/31/24	$11,876	$10,487	$11,577
06/30/24	$11,930	$10,587	$11,625
07/31/24	$12,021	$10,834	$11,677
08/31/24	$12,100	$10,990	$11,733
09/30/24	$12,173	$11,137	$11,785
10/31/24	$12,171	$10,860	$11,830
11/30/24	$12,221	$10,975	$11,876
12/31/24	$12,255	$10,796	$11,924
01/31/25	$12,306	$10,853	$11,969
02/28/25	$12,369	$11,092	$12,007
03/31/25	$12,419	$11,096	$12,048
04/30/25	$12,478	$11,140	$12,090
05/31/25	$12,505	$11,060	$12,134
06/30/25	$12,567	$11,230	$12,174
07/31/25	$12,596	$11,200	$12,217
08/31/25	$12,671	$11,334	$12,265
09/30/25	$12,720	$11,458	$12,306
10/31/25	$12,760	$11,529	$12,351
11/30/25	$12,808	$11,601	$12,385
12/31/25	$12,851	$11,584	$12,429
01/31/26	$12,890	$11,596	$12,466
02/28/26	$12,934	$11,786	$12,500
03/31/26	$12,928	$11,578	$12,536
04/30/26	$12,970	$11,591	$12,574
05/31/26	$13,007	$11,628	$12,612
06/30/26	$13,038	$11,656	$12,649

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
ULST	3.75%	3.56%	2.69%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg US Treasury Bellwether 3 Month Index	3.89%	3.58%	2.38%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$532,657,116
  Number of Portfolio Holdings317
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$1,219,775

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Corporate Bonds & Notes	55.9%
U.S. Treasury Obligations	33.0%
Short-Term Investments	8.8%
Commercial Mortgage Backed Securities	1.0%
Asset-Backed Securities	0.9%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.58%, due 02/28/27	12.2%
U.S. Treasury Bills, 3.62%, due 07/07/26	9.4%
U.S. Treasury Bills, 3.61%, due 07/21/26	4.7%
U.S. Treasury Notes, 3.63%, due 08/31/27	3.4%
U.S. Treasury Notes, 4.00%, due 06/30/28	3.2%
Athene Global Funding, 2.95%, due 11/12/26	2.7%
Toronto-Dominion Bank, 4.57%, due 12/17/26	1.9%
Athene Global Funding, 4.83%, due 05/09/28	1.5%
Truist Bank, 3.80%, due 10/30/26	1.5%
Microsoft Corp., 3.40%, due 09/15/26	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Ultra Short Term Bond ETF to the State Street® Ultra Short Term Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ULST

State Street® US Sector Rotation ETF

XLSR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® US Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Sector Rotation ETF	$69	0.63%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The twelve-month period was characterized by strong absolute performance, but the Fund underperformed its benchmark for the reporting period.  Relatively strong performance during the second half of 2025 was offset by a more challenging first half of 2026. The Fund generated strong absolute and relative returns during the second half of 2025, driven primarily by overweight positions in Communication Services and Health Care. Market leadership remained concentrated in A.I. related companies, benefiting Communication Services, while improving sentiment toward pharmaceutical and biotechnology companies supported strong Health Care performance during the fourth quarter. Performance was more challenging during the first half of 2026. The portfolio entered the year underweight Energy, which proved costly as the sector rallied during the first quarter amid tensions in the Middle East. In April, an overweight to Health Care detracted as the market rebounded and investors rotated toward growth sectors. As the quarter progressed, although Communication Services contributed positively to returns, the portfolio overweight became a relative headwind as market leadership broadened and investors rotated into Financials and other cyclical sectors.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XLSR	S&P 500 Index
04/02/19	$10,000	$10,000
04/30/19	$10,212	$10,285
05/31/19	$9,576	$9,632
06/30/19	$10,250	$10,310
07/31/19	$10,336	$10,459
08/31/19	$10,295	$10,293
09/30/19	$10,405	$10,486
10/31/19	$10,646	$10,713
11/30/19	$11,057	$11,102
12/31/19	$11,417	$11,437
01/31/20	$11,469	$11,432
02/29/20	$10,529	$10,491
03/31/20	$9,414	$9,195
04/30/20	$10,465	$10,374
05/31/20	$10,901	$10,868
06/30/20	$11,124	$11,084
07/31/20	$11,718	$11,709
08/31/20	$12,809	$12,551
09/30/20	$12,388	$12,074
10/31/20	$11,979	$11,753
11/30/20	$13,324	$13,039
12/31/20	$13,743	$13,541
01/31/21	$13,479	$13,404
02/28/21	$13,691	$13,774
03/31/21	$13,979	$14,377
04/30/21	$14,777	$15,144
05/31/21	$14,999	$15,250
06/30/21	$15,182	$15,606
07/31/21	$15,453	$15,977
08/31/21	$15,976	$16,462
09/30/21	$15,119	$15,697
10/31/21	$15,910	$16,797
11/30/21	$15,814	$16,680
12/31/21	$16,565	$17,428
01/31/22	$15,860	$16,526
02/28/22	$15,471	$16,031
03/31/22	$16,005	$16,626
04/30/22	$14,748	$15,176
05/31/22	$14,829	$15,204
06/30/22	$13,508	$13,949
07/31/22	$14,625	$15,235
08/31/22	$14,112	$14,614
09/30/22	$12,855	$13,268
10/31/22	$14,007	$14,342
11/30/22	$14,706	$15,144
12/31/22	$13,979	$14,271
01/31/23	$14,606	$15,168
02/28/23	$14,246	$14,798
03/31/23	$14,462	$15,341
04/30/23	$14,558	$15,581
05/31/23	$14,611	$15,649
06/30/23	$15,657	$16,683
07/31/23	$16,094	$17,218
08/31/23	$15,774	$16,944
09/30/23	$15,005	$16,136
10/31/23	$14,638	$15,797
11/30/23	$15,949	$17,240
12/31/23	$16,640	$18,023
01/31/24	$16,850	$18,326
02/29/24	$17,644	$19,304
03/31/24	$18,114	$19,926
04/30/24	$17,288	$19,112
05/31/24	$18,028	$20,059
06/30/24	$18,546	$20,779
07/31/24	$18,442	$21,032
08/31/24	$18,679	$21,542
09/30/24	$18,940	$22,002
10/31/24	$18,849	$21,803
11/30/24	$20,021	$23,083
12/31/24	$19,525	$22,532
01/31/25	$20,120	$23,160
02/28/25	$19,814	$22,858
03/31/25	$18,620	$21,570
04/30/25	$18,261	$21,423
05/31/25	$19,252	$22,772
06/30/25	$20,151	$23,930
07/31/25	$20,555	$24,467
08/31/25	$21,127	$24,963
09/30/25	$21,905	$25,874
10/31/25	$22,619	$26,480
11/30/25	$23,078	$26,545
12/31/25	$22,931	$26,561
01/31/26	$23,021	$26,946
02/28/26	$22,552	$26,741
03/31/26	$21,271	$25,410
04/30/26	$23,307	$28,076
05/31/26	$24,417	$29,554
06/30/26	$23,918	$29,272

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 04/02/19
XLSR	18.69%	9.52%	12.79%
S&P 500 Index	22.32%	13.41%	15.98%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,001,681,850
  Number of Portfolio Holdings27
  Portfolio Turnover Rate176%
  Total Advisory Fees Paid$5,492,316

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	65.4%
Common Stocks	34.4%
Short-Term Investments	28.1%

Top Ten Holdings

Table Summary
Holdings	%
State Street Technology Select Sector SPDR ETF	27.8%
State Street Industrial Select Sector SPDR ETF	19.5%
Alphabet, Inc., Class A	7.5%
State Street Energy Select Sector SPDR ETF	5.9%
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.9%
State Street Consumer Staples Select Sector SPDR ETF	4.7%
Apple, Inc.	4.2%
State Street Consumer Discretionary Select Sector SPDR ETF	4.1%
Meta Platforms, Inc., Class A	4.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Sector Rotation ETF to the State Street® US Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLSR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal years ending June 30, 2026 and June 30, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $331,265 and $435,759, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal years ending June 30, 2026 and June 30, 2025, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal year ended June 30, 2026, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $157,500. For the fiscal year ended June 30, 2025, the aggregate tax fees billed for professional services rendered by EY for the review of tax compliance and year-end distribution requirements were $40,843.

(d)	All Other Fees.

For the fiscal years ended June 30, 2026 and June 30, 2025, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a)through (c).

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,313,227 and $9,441,842, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2026 (in millions)	FY 2025 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$24.6	$18.5
Tax Fees	$3.7	$3.3
All Other Fees	$16.4	$15.8

(1)	Information is for the calendar years 2026 and 2025, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2026
SSGA Active Trust
State Street Multi-Asset Real Return ETF (formerly SPDR SSGA Multi-Asset Real Return ETF)
State Street Income Allocation ETF (formerly SPDR SSGA Income Allocation ETF)
State Street Global Allocation ETF (formerly SPDR SSGA Global Allocation ETF)
State Street Ultra Short Term Bond ETF (formerly SPDR SSGA Ultra Short Term Bond ETF)
State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF)
State Street Nuveen Municipal Bond ETF (formerly SPDR Nuveen Municipal Bond ETF)
State Street Fixed Income Sector Rotation ETF (formerly SPDR SSGA Fixed Income Sector Rotation ETF)
State Street US Sector Rotation ETF (formerly SPDR SSGA US Sector Rotation ETF)
State Street DoubleLine Emerging Markets Fixed Income ETF (formerly SPDR DoubleLine Emerging Markets Fixed Income ETF)
State Street DoubleLine Short Duration Total Return Tactical ETF (formerly SPDR DoubleLine Short Duration Total Return Tactical ETF)
State Street DoubleLine Total Return Tactical ETF (formerly SPDR DoubleLine Total Return Tactical ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 3.8%
State Street Energy Select Sector SPDR ETF (a) (b)	842,166	$44,727,436
DOMESTIC FIXED INCOME — 24.1%
State Street SPDR Bloomberg 1-3 Month T-Bills ETF (a) (b)	1,346	123,348
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	8,369,268	279,784,629
		279,907,977
INFLATION LINKED — 6.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (a)	3,748,324	70,955,773
INTERNATIONAL EQUITY — 29.0%
State Street SPDR S&P Global Infrastructure ETF (a)	3,976,365	301,050,594
VanEck Agribusiness ETF (b)	462,048	36,594,202
		337,644,796
INTERNATIONAL FIXED INCOME — 3.1%
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (a) (b)	923,503	36,376,783
NATURAL RESOURCES — 30.3%
State Street SPDR S&P Global Natural Resources ETF (a) (b)	4,693,524	315,921,100
State Street SPDR S&P Metals & Mining ETF (a) (b)	336,745	36,008,143
		351,929,243
REAL ESTATE — 3.5%
State Street SPDR Dow Jones International Real Estate ETF (a) (b)	328,967	8,885,399
Security Description	Shares	Value
State Street SPDR Dow Jones REIT ETF (a) (b)	280,905	$31,733,838
		40,619,237
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,062,077,744)		1,162,161,245
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	657,114	657,114
State Street Navigator Securities Lending Portfolio II (e) (f)	49,150,922	49,150,922
TOTAL SHORT-TERM INVESTMENTS (Cost $49,808,036)		$49,808,036
TOTAL INVESTMENTS — 104.2% (Cost $1,111,885,780)		1,211,969,281
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(49,259,718)
NET ASSETS — 100.0%		$1,162,709,563

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,162,161,245	$—	$—	$1,162,161,245
Short-Term Investments	49,808,036	—	—	49,808,036
TOTAL INVESTMENTS	$1,211,969,281	$—	$—	$1,211,969,281
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Energy Select Sector SPDR ETF	207,471	$17,595,616	$37,707,350	$16,624,470	$288,960	$5,759,980	842,166	$44,727,436	$1,103,979
State Street Institutional U.S. Government Money Market Fund, Class G Shares	246,692	246,692	30,887,113	30,476,691	—	—	657,114	657,114	35,525
State Street Navigator Securities Lending Portfolio II	48,201,739	48,201,739	1,589,127,690	1,588,178,507	—	—	49,150,922	49,150,922	425,298
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2,843,197	54,418,791	45,411,484	27,984,510	42,722	(932,714)	3,748,324	70,955,773	2,482,163
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	27,479	2,520,649	42,742,494	45,107,537	(27,200)	(5,058)	1,346	123,348	260,067
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	4,382,544	119,336,673	185,259,955	57,611,201	3,827,261	28,971,941	8,369,268	279,784,629	7,626,011
State Street SPDR Dow Jones International Real Estate ETF	420,935	11,533,619	7,575,442	10,142,616	290,741	(371,787)	328,967	8,885,399	367,599
State Street SPDR Dow Jones REIT ETF	281,344	27,132,815	20,215,958	19,651,806	240,754	3,796,117	280,905	31,733,838	878,970
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	638,546	25,465,214	22,992,882	11,148,031	(229,536)	(703,746)	923,503	36,376,783	1,520,165
State Street SPDR S&P Global Infrastructure ETF	1,736,596	116,928,482	205,105,294	38,823,802	2,895,001	14,945,619	3,976,365	301,050,594	6,008,729
State Street SPDR S&P Global Natural Resources ETF	1,942,468	105,359,464	220,398,889	28,270,330	3,032,335	15,400,742	4,693,524	315,921,100	6,457,800
State Street SPDR S&P Metals & Mining ETF	264,311	17,766,985	41,900,952	33,665,975	1,145,415	8,860,766	336,745	36,008,143	112,850
Total		$546,506,739	$2,449,325,503	$1,907,685,476	$11,506,453	$75,721,860		$1,175,375,079	$27,279,156
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 33.9%
Schwab U.S. Dividend Equity ETF (a)	200,365	$6,353,574
State Street SPDR ICE Preferred Securities ETF (b)	141,754	4,327,750
State Street SPDR Portfolio S&P 500 High Dividend ETF (a) (b)	134,962	6,439,037
State Street U.S. Equity Premium Income ETF (b)	223,413	7,188,581
		24,308,942
DOMESTIC FIXED INCOME — 44.1%
State Street Blackstone Senior Loan ETF (a) (b)	105,910	4,267,114
State Street SPDR Bloomberg Convertible Securities ETF (a) (b)	26,464	2,853,348
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (a) (b)	254,292	6,469,188
State Street SPDR Bloomberg High Yield Bond ETF (b)	97,357	9,382,294
State Street SPDR Portfolio Long Term Treasury ETF (b)	330,165	8,660,228
		31,632,172
INTERNATIONAL EQUITY — 13.5%
State Street SPDR S&P Global Infrastructure ETF (a) (b)	104,260	7,893,525
State Street SPDR S&P International Dividend ETF (b)	38,947	1,789,989
		9,683,514
INTERNATIONAL FIXED INCOME — 5.0%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (b)	170,803	3,573,199
Security Description	Shares	Value
REAL ESTATE — 3.5%
State Street SPDR Dow Jones REIT ETF (a) (b)	22,234	$2,511,775
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $69,099,773)		71,709,602
SHORT-TERM INVESTMENTS — 15.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	12,678	12,678
State Street Navigator Securities Lending Portfolio II (e) (f)	11,200,805	11,200,805
TOTAL SHORT-TERM INVESTMENTS (Cost $11,213,483)		$11,213,483
TOTAL INVESTMENTS — 115.6% (Cost $80,313,256)		82,923,085
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.6)%		(11,199,670)
NET ASSETS — 100.0%		$71,723,415

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$71,709,602	$—	$—	$71,709,602
Short-Term Investments	11,213,483	—	—	11,213,483
TOTAL INVESTMENTS	$82,923,085	$—	$—	$82,923,085
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Blackstone Senior Loan ETF	98,253	$4,086,342	$1,602,628	$1,282,291	$(8,585)	$(130,980)	105,910	$4,267,114	$310,380
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,671	36,671	3,977,202	4,001,195	—	—	12,678	12,678	7,562
State Street Navigator Securities Lending Portfolio II	11,747,638	11,747,638	234,470,054	235,016,887	—	—	11,200,805	11,200,805	89,884
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	25,559	2,344,527	1,984,340	4,321,535	(2,211)	(5,121)	—	—	30,550
State Street SPDR Bloomberg Convertible Securities ETF	33,227	2,746,544	921,119	1,587,617	275,859	497,443	26,464	2,853,348	45,630
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	161,194	3,449,551	1,337,355	1,148,501	(3,079)	(62,127)	170,803	3,573,199	200,483
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	251,965	6,200,859	2,205,776	2,118,757	92,277	89,033	254,292	6,469,188	387,705
State Street SPDR Bloomberg High Yield Bond ETF	69,696	6,779,330	8,403,691	5,742,283	82,896	(141,340)	97,357	9,382,294	115,191
State Street SPDR Bloomberg International Corporate Bond ETF	—	—	760,298	749,865	(10,433)	—	—	—	3,387
State Street SPDR Dow Jones REIT ETF	48,098	4,638,571	1,773,056	4,219,918	113,328	206,738	22,234	2,511,775	84,053
State Street SPDR ICE Preferred Securities ETF	128,189	4,071,282	1,788,950	1,351,518	(38,638)	(142,326)	141,754	4,327,750	284,430
State Street SPDR Portfolio Intermediate Term Treasury ETF	59,169	1,702,292	811,204	2,501,199	13,878	(26,175)	—	—	12,209
State Street SPDR Portfolio Long Term Corporate Bond ETF	57,166	1,290,237	1,684,181	2,922,665	(24,489)	(27,264)	—	—	47,064
State Street SPDR Portfolio Long Term Treasury ETF	355,231	9,442,040	11,526,983	12,110,731	(462,431)	264,367	330,165	8,660,228	334,349
State Street SPDR Portfolio S&P 500 High Dividend ETF	91,329	3,876,003	7,538,939	5,723,023	521,042	226,076	134,962	6,439,037	322,398
State Street SPDR S&P Global Infrastructure ETF	91,914	6,188,754	4,066,991	3,111,623	537,779	211,624	104,260	7,893,525	186,787
State Street SPDR S&P International Dividend ETF	—	—	5,322,088	3,736,150	79,439	124,612	38,947	1,789,989	87,998
State Street U.S. Equity Premium Income ETF	229,532	6,826,259	2,635,856	2,988,251	58,196	656,521	223,413	7,188,581	411,607
Total		$75,426,900	$292,810,711	$294,634,009	$1,224,828	$1,741,081		$76,569,511	$2,961,667
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 34.4%
State Street SPDR Portfolio S&P 600 Small Cap ETF (b)	169,406	$9,769,644
State Street SPDR S&P 500 ETF Trust	118,026	88,138,276
State Street SPDR S&P MidCap 400 ETF Trust	8,955	6,298,410
		104,206,330
DOMESTIC FIXED INCOME — 31.7%
State Street Blackstone Senior Loan ETF	190,695	7,683,102
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	360,192	9,163,284
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	505,319	16,892,814
State Street SPDR Bloomberg High Yield Bond ETF	189,184	18,231,662
State Street SPDR Portfolio Aggregate Bond ETF	885,129	22,588,492
State Street SPDR Portfolio Long Term Corporate Bond ETF (b)	410,724	9,200,218
State Street SPDR Portfolio Long Term Treasury ETF	470,903	12,351,786
		96,111,358
INFLATION LINKED — 3.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	633,207	11,986,608
INTERNATIONAL EQUITY — 23.9%
State Street SPDR Portfolio Developed World ex-U.S. ETF (b)	661,503	33,333,136
State Street SPDR Portfolio Emerging Markets ETF (b)	585,109	30,296,944
State Street SPDR S&P International Small Cap ETF (b)	200,535	8,775,412
		72,405,492
INTERNATIONAL FIXED INCOME — 4.5%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	216,189	4,522,674
State Street SPDR Bloomberg International Corporate Bond ETF	290,077	9,044,601
		13,567,275
Security Description	Shares	Value
REAL ESTATE — 1.5%
State Street SPDR Dow Jones International Real Estate ETF (b)	85,925	$2,320,834
State Street SPDR Dow Jones REIT ETF (b)	21,026	2,375,307
		4,696,141
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $252,304,583)		302,973,204
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	91,248	91,248
State Street Navigator Securities Lending Portfolio II (e) (f)	7,036,306	7,036,306
TOTAL SHORT-TERM INVESTMENTS (Cost $7,127,554)		$7,127,554
TOTAL INVESTMENTS — 102.2% (Cost $259,432,137)		310,100,758
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(6,811,530)
NET ASSETS — 100.0%		$303,289,228

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$302,973,204	$—	$—	$302,973,204
Short-Term Investments	7,127,554	—	—	7,127,554
TOTAL INVESTMENTS	$310,100,758	$—	$—	$310,100,758
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Blackstone Senior Loan ETF	154,293	$6,417,046	$2,120,546	$637,595	$4,829	$(221,724)	190,695	$7,683,102	$505,133
State Street Communication Services Select Sector SPDR ETF	49,159	5,335,226	27,601	5,333,171	305,164	(334,820)	—	—	—
State Street Consumer Discretionary Select Sector SPDR ETF	—	—	5,246,171	5,313,678	67,507	—	—	—	—
State Street Consumer Staples Select Sector SPDR ETF	62,368	5,049,937	148,237	5,273,530	67,647	7,709	—	—	—
State Street Health Care Select Sector SPDR ETF	37,957	5,116,224	9,136	5,195,066	64,454	5,252	—	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,861,447	8,861,447	26,510,555	35,280,754	—	—	91,248	91,248	313,458
State Street Navigator Securities Lending Portfolio II	30,268,752	30,268,752	2,293,819,242	2,317,051,688	—	—	7,036,306	7,036,306	174,566
State Street SPDR Bloomberg 1-10 Year TIPS ETF	539,336	10,322,891	2,971,033	1,166,905	21,973	(162,384)	633,207	11,986,608	505,444
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	182,180	3,898,652	1,131,383	457,597	27,760	(77,524)	216,189	4,522,674	235,889
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	316,524	7,789,656	2,017,202	904,435	44,505	216,356	360,192	9,163,284	507,273
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	233,458	6,357,061	16,253,972	8,214,994	597,945	1,898,830	505,319	16,892,814	395,805
State Street SPDR Bloomberg High Yield Bond ETF	79,722	7,754,559	24,674,262	14,212,468	112,172	(96,863)	189,184	18,231,662	553,209
State Street SPDR Bloomberg International Corporate Bond ETF	242,543	7,904,476	2,391,697	870,867	97,624	(478,329)	290,077	9,044,601	207,141
State Street SPDR Bloomberg International Treasury Bond ETF	221,473	5,202,401	11,403,204	16,201,713	(294,537)	(109,355)	—	—	65,385
State Street SPDR Dow Jones International Real Estate ETF	141,710	3,882,854	2,347,733	3,871,580	129,668	(167,841)	85,925	2,320,834	41,937
State Street SPDR Dow Jones REIT ETF	90,614	8,738,814	2,388,376	8,859,543	60,635	47,025	21,026	2,375,307	33,512
State Street SPDR Portfolio Aggregate Bond ETF	1,671,132	42,780,979	45,441,356	65,168,076	534,227	(999,994)	885,129	22,588,492	932,736
State Street SPDR Portfolio Developed World ex-US ETF	567,095	22,961,677	28,772,497	26,929,743	3,084,058	5,444,647	661,503	33,333,136	1,246,198
State Street SPDR Portfolio Emerging Markets ETF	451,595	19,301,170	10,866,052	4,732,345	802,612	4,059,455	585,109	30,296,944	707,764
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	115,455	3,876,979	4,168,014	8,090,177	98,104	(52,920)	—	—	87,464
State Street SPDR Portfolio Long Term Corporate Bond ETF	405,905	9,161,276	9,975,152	9,781,323	172,824	(327,711)	410,724	9,200,218	300,569
State Street SPDR Portfolio Long Term Treasury ETF	98,569	2,619,964	33,212,730	23,311,535	(245,948)	76,575	470,903	12,351,786	264,820
State Street SPDR Portfolio S&P 600 Small Cap ETF	149,944	6,387,615	15,336,903	14,610,377	858,587	1,796,916	169,406	9,769,644	177,588
State Street SPDR S&P 500 ETF Trust	72,105	44,550,074	54,447,471	25,411,214	4,275,833	10,276,112	118,026	88,138,276	938,766
State Street SPDR S&P International Small Cap ETF	210,260	7,817,467	1,570,491	1,971,803	314,231	1,045,026	200,535	8,775,412	243,929
State Street SPDR S&P MidCap 400 ETF Trust	9,084	5,145,904	1,118,089	1,213,173	296,445	951,145	8,955	6,298,410	63,512
Total		$287,503,101	$2,598,369,105	$2,610,065,350	$11,498,319	$22,795,583		$310,100,758	$8,502,098
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 55.9%
AEROSPACE & DEFENSE — 1.3%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,510,525
Boeing Co.:
5.04%, 5/1/2027	110,000	110,311
6.26%, 5/1/2027	310,000	314,107
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (a)	540,000	534,622
4.00%, 3/16/2029 (a)	330,000	325,568
4.30%, 3/16/2031 (a)	500,000	491,335
L3Harris Technologies, Inc.:
5.05%, 6/1/2029	295,000	298,387
5.40%, 1/15/2027	1,000,000	1,005,150
Lockheed Martin Corp. 5.10%, 11/15/2027	200,000	202,304
RTX Corp.:
5.75%, 11/8/2026	750,000	753,090
7.50%, 9/15/2029	240,000	260,434
		6,805,833
AGRICULTURE — 1.2%
Altria Group, Inc. 4.88%, 2/4/2028	100,000	100,475
Imperial Brands Finance PLC:
3.50%, 7/26/2026 (a)	750,000	749,318
4.50%, 6/30/2028 (a)	1,000,000	997,100
Philip Morris International, Inc.:
4.75%, 2/12/2027	3,595,000	3,605,533
4.88%, 2/15/2028	240,000	241,500
5.13%, 11/17/2027	440,000	444,118
		6,138,044
AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp. Series GMTN, 4.40%, 10/5/2026	115,000	114,999
Daimler Truck Finance North America LLC:
4.95%, 1/13/2028 (a)	2,000,000	2,010,420
5.00%, 1/15/2027 (a)	2,500,000	2,507,300
Ford Motor Credit Co. LLC 6.80%, 5/12/2028	100,000	102,867
General Motors Financial Co., Inc.:
5.35%, 7/15/2027	365,000	368,066
5.40%, 5/8/2027	300,000	302,307
Stellantis Financial Services U.S. Corp. 5.40%, 6/15/2029 (a)	2,300,000	2,291,973
Toyota Motor Corp. 5.28%, 7/13/2026	32,000	32,007
Toyota Motor Credit Corp.:
Series MTN, 1.90%, 1/13/2027	585,000	577,799
Security Description	Principal Amount	Value
Series MTN, 5.00%, 8/14/2026	$57,000	$57,054
		8,364,792
BANKS — 18.8%
Australia & New Zealand Banking Group Ltd. 4.75%, 1/18/2027	215,000	215,576
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	625,000	621,406
3.80%, 2/23/2028	5,040,000	4,975,942
4.60%, 4/15/2029	2,420,000	2,408,916
5.29%, 8/18/2027	5,000,000	5,038,450
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (b)	125,000	127,429
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	575,000	579,134
6.61%, 11/7/2028	295,000	308,340
Bank of America Corp.:
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	385,000	381,369
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	247,000	245,333
Series MTN, 4.25%, 10/22/2026	85,000	84,960
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	4,480,000	4,475,206
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	90,000	90,369
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	222,000	226,653
6.22%, 9/15/2026	75,000	75,257
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	37,000	36,779
SOFR + 0.88%, 4.57%, 9/10/2027 (b)	600,000	600,042
5.27%, 12/11/2026	50,000	50,215
5.72%, 9/25/2028	145,000	148,460
Barclays PLC SOFR + 1.49%, 5.67%, 3/12/2028 (b)	1,000,000	1,008,060
Canadian Imperial Bank of Commerce:
SOFR + 0.93%, 4.51%, 9/11/2027 (b)	226,000	225,966
5.93%, 10/2/2026	2,590,000	2,600,593
5.99%, 10/3/2028	125,000	128,615
Citibank NA:
4.58%, 5/29/2027	645,000	646,342
4.93%, 8/6/2026	2,425,000	2,425,315
Depository Trust Co. 4.30%, 3/27/2029 (a)	1,735,000	1,724,694
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Deutsche Bank AG:
5.37%, 9/9/2027	$515,000	$521,216
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	2,040,000	2,054,300
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	140,000	140,112
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	365,000	362,923
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	500,000	496,085
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	530,000	523,529
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	185,000	183,773
3.85%, 1/26/2027	1,608,000	1,604,221
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	40,000	39,964
HSBC Holdings PLC:
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	1,940,000	1,957,188
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	90,000	90,130
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	505,000	517,029
HSBC USA, Inc. 4.65%, 6/3/2028	150,000	150,452
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	4,000,000	3,998,440
5.65%, 1/10/2030	5,000,000	5,141,350
ING Groep NV 3.95%, 3/29/2027	165,000	164,673
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	624,000	619,782
2.95%, 10/1/2026	158,000	157,531
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	274,000	271,263
3.63%, 12/1/2027	1,210,000	1,196,230
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	190,000	189,647
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	440,000	441,940
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	2,355,000	2,362,442
JPMorgan Chase Bank NA 5.11%, 12/8/2026	250,000	250,798
Lloyds Banking Group PLC 3.75%, 1/11/2027	250,000	249,313
M&T Bank Corp. SOFR + 2.80%, 7.41%, 10/30/2029 (b)	2,000,000	2,116,440
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	200,000	197,598
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	$270,000	$269,571
2.76%, 9/13/2026	310,000	309,020
3.68%, 2/22/2027	180,000	179,284
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	100,000	99,931
3.66%, 2/28/2027	2,950,000	2,936,872
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	355,000	361,685
Morgan Stanley:
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	205,000	202,745
Series MTN, 3.13%, 7/27/2026	120,000	119,884
Series GMTN, 4.35%, 9/8/2026	100,000	99,981
SOFR + 1.45%, 5.17%, 1/16/2030 (b)	341,000	344,055
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	6,000,000	6,051,840
Series MTN, 6.25%, 8/9/2026	100,000	100,186
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	770,000	769,892
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	400,000	400,976
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	200,000	200,874
Northern Trust Corp. 3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	298,000	294,400
PNC Bank NA:
3.10%, 10/25/2027	31,000	30,502
SOFR + 0.73%, 4.43%, 7/21/2028 (b)	285,000	284,624
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	65,000	64,787
2.55%, 1/22/2030	350,000	325,798
SOFR + 0.80%, 5.10%, 7/23/2027 (b)	55,000	55,019
Royal Bank of Canada:
Series GMTN, 4.24%, 8/3/2027	410,000	409,766
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (b)	350,000	350,052
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b)	500,000	500,030
Series GMTN, 4.88%, 1/19/2027	665,000	667,201
Series GMTN, 5.20%, 7/20/2026	165,000	165,092
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, 6.00%, 11/1/2027	$138,000	$140,975
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	185,000	184,417
SOFR + 1.94%, 5.35%, 9/6/2030 (b)	305,000	307,620
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	265,000	263,410
3.04%, 7/16/2029	120,000	114,172
3.36%, 7/12/2027	105,000	103,922
5.72%, 9/14/2028	655,000	669,233
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	235,000	233,679
4.57%, 12/17/2026	9,900,000	9,916,236
Series MTN, 5.53%, 7/17/2026	82,000	82,049
Truist Bank 3.80%, 10/30/2026	7,917,000	7,904,333
Truist Financial Corp. Series MTN, 1.13%, 8/3/2027	170,000	164,257
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	275,000	271,499
Series V, 2.38%, 7/22/2026	196,000	195,773
Series DMTN, 3.00%, 7/30/2029	97,000	92,361
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	2,940,000	2,940,676
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	230,000	230,078
UBS AG SOFR + 0.72%, 4.86%, 1/10/2028 (b)	250,000	250,638
Wachovia Corp. 7.57%, 8/1/2026 (c)	12,000	12,022
Wells Fargo & Co.:
3.00%, 10/23/2026	658,000	655,460
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	403,000	400,110
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	154,000	152,731
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (b)	3,780,000	3,788,581
		100,116,089
BEVERAGES — 0.2%
Constellation Brands, Inc. 3.15%, 8/1/2029	110,000	105,178
Diageo Capital PLC 5.30%, 10/24/2027	30,000	30,343
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (a)	260,000	259,641
5.05%, 3/26/2031 (a)	480,000	479,578
Security Description	Principal Amount	Value
PepsiCo, Inc. 3.00%, 10/15/2027	$134,000	$132,042
		1,006,782
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 2.60%, 8/19/2026	217,000	216,518
Illumina, Inc. 4.65%, 9/9/2026	700,000	699,860
		916,378
CHEMICALS — 2.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP:
3.40%, 12/1/2026 (a)	6,668,000	6,637,127
3.70%, 6/1/2028 (a)	4,232,000	4,157,432
Nutrien Ltd. 5.20%, 6/21/2027	1,085,000	1,091,098
		11,885,657
COMMERCIAL SERVICES — 0.1%
Mobility Global, Inc. 5.05%, 6/15/2029 (a)	675,000	676,269
COMPUTERS — 0.6%
Apple, Inc. 1.20%, 2/8/2028	200,000	190,708
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,500,000	2,384,275
International Business Machines Corp.:
2.20%, 2/9/2027	345,000	340,387
3.30%, 1/27/2027	172,000	171,161
4.15%, 7/27/2027	121,000	120,775
		3,207,306
CONSTRUCTION MATERIALS — 0.2%
Owens Corning:
3.40%, 8/15/2026	225,000	224,577
5.50%, 6/15/2027	700,000	705,943
		930,520
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp. 5.75%, 6/15/2028	250,000	253,397
DIVERSIFIED FINANCIAL SERVICES — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	263,000	261,409
4.63%, 10/15/2027	60,000	60,028
4.88%, 4/1/2028	435,000	436,879
6.10%, 1/15/2027	325,000	327,554
6.45%, 4/15/2027	955,000	967,148
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	708,000	702,159
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	$140,000	$138,713
3.80%, 1/31/2028	150,000	148,181
Charles Schwab Corp.:
2.00%, 3/20/2028	238,000	228,390
2.45%, 3/3/2027	61,000	60,259
5.88%, 8/24/2026	6,100,000	6,106,039
Eaton Vance Corp. 3.50%, 4/6/2027	20,000	19,871
Mastercard, Inc. 2.95%, 11/21/2026	223,000	221,961
Nomura Holdings, Inc. 1.65%, 7/14/2026	81,000	80,926
Sumisho Air Lease Corp.:
1.88%, 8/15/2026	353,000	351,648
4.40%, 3/24/2028 (a)	410,000	407,716
4.50%, 3/24/2029 (a)	410,000	406,527
4.85%, 3/24/2031 (a)	455,000	450,159
		11,375,567
ELECTRIC — 2.4%
Appalachian Power Co. Series X, 3.30%, 6/1/2027	250,000	247,260
Consolidated Edison Co. of New York, Inc. Series D, 4.00%, 12/1/2028	100,000	98,948
Dominion Energy, Inc.:
Series D, 2.85%, 8/15/2026	125,000	124,730
Series B, 3.60%, 3/15/2027	300,000	298,284
Duke Energy Corp. 5.00%, 12/8/2027	134,000	135,079
Duke Energy Florida LLC 3.20%, 1/15/2027	190,000	188,896
Emera U.S. Finance LLC 4.50%, 4/1/2029	1,800,000	1,787,814
Entergy Louisiana LLC 3.12%, 9/1/2027	255,000	251,547
Eversource Energy 5.45%, 3/1/2028	232,000	234,761
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.60%, 11/13/2026	5,000,000	5,020,300
NSTAR Electric Co. 3.20%, 5/15/2027	125,000	123,820
Sempra 5.40%, 8/1/2026	820,000	820,065
Vistra Operations Co. LLC:
4.30%, 10/15/2028 (a)	1,000,000	987,920
5.05%, 12/30/2026 (a)	2,210,000	2,213,801
Wisconsin Power & Light Co. 3.00%, 7/1/2029	195,000	186,748
		12,719,973
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
Honeywell International, Inc.:
1.10%, 3/1/2027	$300,000	$293,706
2.50%, 11/1/2026	250,000	248,362
		542,068
ENTERTAINMENT — 0.2%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	948,000	941,535
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc.:
1.15%, 3/15/2028	325,000	308,152
3.15%, 11/15/2027	200,000	196,944
		505,096
FOOD — 0.1%
Kroger Co. 2.65%, 10/15/2026	136,000	135,329
Mars, Inc. 4.45%, 3/1/2027 (a)	500,000	500,770
		636,099
GAS — 0.1%
NiSource, Inc. 3.49%, 5/15/2027	135,000	133,969
Southern California Gas Co. 2.95%, 4/15/2027	360,000	356,493
		490,462
HEALTH CARE PRODUCTS — 0.2%
Smith & Nephew PLC 5.15%, 3/20/2027	795,000	797,250
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	265,000	266,603
4.95%, 8/10/2026	250,000	250,035
		1,313,888
HEALTH CARE SERVICES — 0.7%
Centene Corp. 2.45%, 7/15/2028	2,540,000	2,412,924
Cigna Group 4.38%, 10/15/2028	160,000	159,318
HCA, Inc. 4.50%, 2/15/2027	556,000	555,633
UnitedHealth Group, Inc. 2.95%, 10/15/2027	545,000	535,746
		3,663,621
HOME BUILDERS — 0.2%
Dr. Horton, Inc. 1.30%, 10/15/2026	725,000	718,859
Lennar Corp. 5.00%, 6/15/2027	260,000	260,557
		979,416
HOUSEHOLD PRODUCTS — 0.0% *
Haleon U.S. Capital LLC 3.38%, 3/24/2027	123,000	122,064
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
INSURANCE — 5.1%
Arch Capital Finance LLC 4.01%, 12/15/2026	$400,000	$399,468
Athene Global Funding:
2.95%, 11/12/2026 (a)	14,250,000	14,164,785
4.83%, 5/9/2028 (a)	8,000,000	7,981,040
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,500,000
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	1,875,000	1,874,006
		26,919,299
INTERNET — 0.7%
Airbnb, Inc.:
4.40%, 3/16/2029	610,000	606,480
4.65%, 3/16/2031	735,000	730,127
Amazon.com, Inc.:
1.20%, 6/3/2027	250,000	243,300
3.15%, 8/22/2027	243,000	240,079
3.85%, 3/13/2028	225,000	223,463
4.00%, 3/13/2029	370,000	366,034
4.25%, 3/13/2031	245,000	241,264
4.55%, 12/1/2027	102,000	102,457
Expedia Group, Inc. 3.80%, 2/15/2028	225,000	222,172
Meta Platforms, Inc. 3.50%, 8/15/2027	466,000	462,118
Netflix, Inc.:
4.38%, 11/15/2026	156,000	156,042
4.88%, 4/15/2028	344,000	346,608
		3,940,144
INVESTMENT COMPANY SECURITIES — 2.0%
ARES Capital Corp.:
2.88%, 6/15/2028	200,000	191,344
7.00%, 1/15/2027	500,000	505,245
Blue Owl Credit Income Corp. 7.75%, 9/16/2027	2,870,000	2,933,341
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	1,918,000	1,887,082
FS KKR Capital Corp. 2.63%, 1/15/2027	1,350,000	1,326,226
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	268,000	270,575
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029	450,000	446,072
Main Street Capital Corp. 6.50%, 6/4/2027	3,155,000	3,187,370
		10,747,255
IRON/STEEL — 0.0% *
ArcelorMittal SA 4.25%, 7/16/2029	132,000	130,134
Security Description	Principal Amount	Value
IT SERVICES — 0.3%
Accenture Capital, Inc. 3.90%, 10/4/2027	$1,535,000	$1,528,077
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	25,000	25,035
		1,553,112
LEISURE TIME — 1.1%
Carnival Corp. Ltd. 4.00%, 8/1/2028 (a)	6,000,000	5,887,860
LODGING — 0.1%
Las Vegas Sands Corp. 5.90%, 6/1/2027	535,000	540,040
Sands China Ltd.:
2.30%, 3/8/2027	50,000	49,173
5.40%, 8/8/2028	66,000	66,444
		655,657
MACHINERY-DIVERSIFIED — 0.1%
John Deere Capital Corp.:
4.50%, 1/8/2027	200,000	200,256
Series MTN, 4.75%, 1/20/2028	238,000	239,697
Series MTN, 4.90%, 3/3/2028	159,000	160,456
		600,409
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	340,000	333,265
6.10%, 6/1/2029	2,000,000	2,048,360
Paramount Global 2.90%, 1/15/2027	1,000,000	989,310
		3,370,935
MISCELLANEOUS MANUFACTURER — 1.9%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,969,900
6.13%, 8/17/2026 (a)	3,000,000	3,007,440
Siemens Funding BV 4.35%, 5/26/2028 (a)	1,865,000	1,864,478
		9,841,818
OIL & GAS — 0.3%
BP Capital Markets America, Inc. 5.02%, 11/17/2027	400,000	403,588
Chevron USA, Inc. 3.85%, 1/15/2028	170,000	168,864
Devon Energy Corp. 3.90%, 5/15/2027 (a)	220,000	218,359
Diamondback Energy, Inc. 5.20%, 4/18/2027	540,000	542,997
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Phillips 66 Co.:
3.90%, 3/15/2028	$150,000	$148,343
4.95%, 12/1/2027	150,000	150,904
		1,633,055
OIL & GAS SERVICES — 0.5%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,513,850
PACKAGING & CONTAINERS — 0.2%
Sonoco Products Co. 4.45%, 9/1/2026	990,000	989,703
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.95%, 11/21/2026	250,000	248,737
4.80%, 3/15/2027	4,477,000	4,489,804
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	1,000,000	989,460
CVS Health Corp.:
3.63%, 4/1/2027	245,000	243,486
6.25%, 6/1/2027	325,000	330,028
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	210,000	209,885
McKesson Corp. 4.90%, 7/15/2028	35,000	35,321
Novartis Capital Corp. 4.10%, 3/16/2029	470,000	466,564
		7,013,285
PIPELINES — 0.9%
Buckeye Partners LP 3.95%, 12/1/2026	1,000,000	993,750
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	140,000	140,342
Energy Transfer LP 4.95%, 5/15/2028	103,000	103,567
MPLX LP 4.00%, 3/15/2028	150,000	148,554
ONEOK, Inc. 5.63%, 1/15/2028 (a)	1,390,000	1,402,969
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	1,750,000	1,754,865
		4,544,047
REAL ESTATE INVESTMENT TRUSTS — 1.8%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	200,000	197,904
American Tower Corp.:
3.60%, 1/15/2028	160,000	157,717
3.65%, 3/15/2027	250,000	248,565
EPR Properties 4.50%, 6/1/2027	395,000	394,159
Equinix, Inc. 2.90%, 11/18/2026	110,000	109,372
Security Description	Principal Amount	Value
ERP Operating LP 3.25%, 8/1/2027	$240,000	$237,180
Essex Portfolio LP 3.63%, 5/1/2027	100,000	99,338
Kimco Realty OP LLC 3.80%, 4/1/2027	70,000	69,738
Mid-America Apartments LP 3.60%, 6/1/2027	2,500,000	2,483,275
Prologis LP 3.38%, 12/15/2027	245,000	241,876
Realty Income Corp. 2.20%, 6/15/2028	175,000	167,541
SBA Communications Corp. 3.88%, 2/15/2027	2,500,000	2,486,375
Simon Property Group LP 3.38%, 6/15/2027	310,000	307,207
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	2,640,000	2,635,908
		9,836,155
RETAIL — 0.1%
McDonald's Corp. Series MTN, 3.50%, 7/1/2027	103,000	102,112
Walmart, Inc. 1.05%, 9/17/2026	240,000	238,524
		340,636
SEMICONDUCTORS — 1.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,635,000	3,637,181
Analog Devices, Inc. 3.50%, 12/5/2026	30,000	29,909
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	4,290,000	4,232,771
Broadcom, Inc. 4.00%, 4/15/2029 (a)	146,000	143,610
Intel Corp.:
3.75%, 3/25/2027	400,000	397,980
4.88%, 2/10/2028	150,000	150,576
		8,592,027
SOFTWARE — 3.4%
Autodesk, Inc. 3.50%, 6/15/2027	205,000	202,944
Fiserv, Inc. 3.20%, 7/1/2026	2,137,000	2,137,000
Intuit, Inc.:
5.13%, 9/15/2028	138,000	139,584
5.25%, 9/15/2026	2,500,000	2,502,925
Microsoft Corp. 3.40%, 9/15/2026	7,250,000	7,239,197
Oracle Corp.:
2.30%, 3/25/2028	2,000,000	1,914,260
2.65%, 7/15/2026	375,000	374,663
4.55%, 2/4/2029	1,150,000	1,133,912
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ServiceNow, Inc. 4.25%, 5/15/2028	$1,150,000	$1,146,320
Synopsys, Inc. 4.55%, 4/1/2027	1,355,000	1,357,073
		18,147,878
TELECOMMUNICATIONS — 1.2%
AT&T, Inc.:
1.65%, 2/1/2028	148,000	141,457
3.80%, 2/15/2027	300,000	298,692
4.10%, 2/15/2028	243,000	241,126
Cisco Systems, Inc.:
4.55%, 2/24/2028	250,000	250,990
4.80%, 2/26/2027	147,000	147,466
NTT Finance Corp.:
4.57%, 7/16/2027 (a)	2,400,000	2,401,728
4.74%, 3/31/2028 (a) (d)	2,500,000	2,501,000
T-Mobile USA, Inc. 4.95%, 3/15/2028	475,000	478,107
		6,460,566
TRANSPORTATION — 0.1%
Canadian Pacific Railway Co. 4.00%, 6/1/2028	326,000	323,154
TOTAL CORPORATE BONDS & NOTES (Cost $297,805,504)		297,631,835
ASSET-BACKED SECURITIES — 0.9%
AUTOMOBILE — 0.9%
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A3, 5.45%, 6/16/2028	2,263,785	2,272,281
USAA Auto Owner Trust Series 2025-A, Class A2, 3.98%, 3/15/2028 (a)	2,304,802	2,303,317
TOTAL ASSET-BACKED SECURITIES (Cost $4,583,422)		4,575,598
FOREIGN GOVERNMENT OBLIGATIONS — 0.0% *
SOUTH KOREA — 0.0% *
Korea Development Bank 4.63%, 2/15/2027 (Cost $150,287)	150,000	150,274
U.S. TREASURY OBLIGATIONS — 33.0%
U.S. Treasury Bills:
3.61%, 7/21/2026	25,000,000	24,949,926
3.62%, 7/7/2026	50,000,000	49,970,298
U.S. Treasury Notes:
3.58%, 2/28/2027	64,711,000	64,753,972
3.63%, 8/31/2027	18,233,000	18,128,303
3.75%, 6/30/2027	560,000	558,009
Security Description	Principal Amount	Value
4.00%, 6/30/2028	$17,345,000	$17,291,474
TOTAL U.S. TREASURY OBLIGATIONS (Cost $175,905,608)		175,651,982
COMMERCIAL MORTGAGE BACKED SECURITIES — 1.0%
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 4.64%, 10/15/2036 (a) (b)	2,500,000	2,497,502
Hawaii Hotel Trust Series 2025-MAUI, Class A, 1 mo. USD Term SOFR + 1.39%, 5.02%, 3/15/2042 (a) (b)	3,000,000	3,003,785
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,486,239)		5,501,287

	Shares
SHORT-TERM INVESTMENT — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f) (Cost $47,055,287)	47,055,287	47,055,287
TOTAL INVESTMENTS — 99.6% (Cost $530,986,347)		530,566,263
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		2,090,853
NET ASSETS — 100.0%		$532,657,116

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 17.7% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (short)	(10)	09/30/2026	$(2,064,844)	$(2,061,336)	$3,508
During the year ended June 30, 2026, the average notional value related to long futures contracts was $39,324,374 and short futures contracts was $873,588 .
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$297,631,835	$—	$297,631,835
Asset-Backed Securities	—	4,575,598	—	4,575,598
Foreign Government Obligations	—	150,274	—	150,274
U.S. Treasury Obligations	—	175,651,982	—	175,651,982
Commercial Mortgage Backed Securities	—	5,501,287	—	5,501,287
Short-Term Investment	47,055,287	—	—	47,055,287
TOTAL INVESTMENTS	$47,055,287	$483,510,976	$—	$530,566,263
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,508	$—	$—	$3,508
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,508	$—	$—	$3,508
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	74,779,548	$74,779,548	$949,638,479	$977,362,740	$—	$—	47,055,287	$47,055,287	$2,347,891
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 63.2%
AUSTRALIA — 1.2%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/2040	$54,000	$56,637
Fortescue Treasury Pty. Ltd.:
5.88%, 4/15/2030 (a)	87,000	88,140
6.13%, 4/15/2032 (a)	168,000	172,815
Mineral Resources Ltd.:
8.50%, 5/1/2030 (a)	33,000	34,044
9.25%, 10/1/2028 (a)	125,000	129,203
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	120,000	124,106
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	70,000	71,099
		676,044
CANADA — 1.8%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	110,000	103,158
Bombardier, Inc.:
7.45%, 5/1/2034 (a)	200,000	221,174
8.75%, 11/15/2030 (a)	81,000	85,677
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (a)	47,000	47,986
Enerflex, Inc. 6.88%, 1/15/2031 (a)	205,000	209,938
Methanex Corp. 5.65%, 12/1/2044	53,000	47,793
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	24,000	21,982
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	44,000	45,858
Trekor Metals Ltd. 8.25%, 5/1/2030 (a)	105,000	109,665
Vermilion Energy, Inc. 7.25%, 2/15/2033 (a)	175,000	171,925
		1,065,156
CHILE — 0.3%
Corp. Nacional del Cobre de Chile 5.53%, 1/30/2037 (a)	201,000	197,820
CHINA — 0.4%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	123,000	82,353
Prosus NV 4.19%, 1/19/2032 (a)	157,000	149,285
		231,638
FRANCE — 1.6%
BNP Paribas SA VRN, 5 yr. CMT + 2.94%, 7.20%, 4/17/2036 (a)(b)	270,000	271,431
L'Oreal SA 5.00%, 5/20/2035 (a)	200,000	201,334
Security Description	Principal Amount	Value
Societe Generale SA:
SOFR + 1.51%, 5.40%, 8/8/2034 (a)(b)(c)	$200,000	$198,784
VRN, 5 yr. CMT + 2.95%, 7.13%, 7/15/2035 (a)(b)	259,000	257,140
		928,689
GERMANY — 0.5%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	86,000	78,248
VRN, 5 yr. USD ICE Swap + 4.36%, 8.13%, 4/30/2030 (b)	200,000	211,255
		289,503
GREECE — 0.5%
Danaos Corp. 6.88%, 10/15/2032 (a)	268,000	276,868
IRELAND — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	86,000	78,720
ITALY — 1.2%
Telecom Italia Capital SA:
6.38%, 11/15/2033	126,000	131,666
7.20%, 7/18/2036	35,000	38,294
7.72%, 6/4/2038	120,000	137,670
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a)(b)	384,000	403,945
		711,575
JAPAN — 0.8%
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (a)	470,000	437,669
LUXEMBOURG — 0.1%
SES AMERICOM, Inc. 5.30%, 3/25/2044 (a)	91,000	71,346
MEXICO — 1.1%
Banco Mercantil del Norte SA VRN, 5 yr. CMT + 3.73%, 8.00%, 1/24/2033 (a)(b)	346,000	346,647
Banco Nacional de Mexico SA VRN, 5 yr. CMT + 2.68%, 6.70%, 8/7/2036 (a)(b)	277,000	273,009
		619,656
NETHERLANDS — 0.4%
ING Groep NV SOFR + 1.61%, 5.42%, 3/23/2037 (b)	200,000	200,518
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	42,000	41,863
		242,381
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOUTH AFRICA — 0.3%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	$190,000	$195,835
SPAIN — 0.4%
Banco Santander SA VRN, 5 yr. CMT + 2.84%, 7.25%, 12/3/2035 (b)	200,000	204,204
SWITZERLAND — 1.1%
UBS Group AG:
SOFR + 3.70%, 6.44%, 8/11/2028 (a)(b)	202,000	206,026
VRN, 5 yr. USD SOFR ICE Swap + 3.30%, 7.00%, 2/5/2035 (a)(b)	285,000	287,023
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (a)	129,000	130,702
		623,751
UNITED KINGDOM — 1.5%
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	36,122	36,935
British Telecommunications Ltd. 9.63%, 12/15/2030	89,000	105,199
HSBC Holdings PLC Series 1, VRN, 5 yr. CMT + 2.51%, 6.75%, 11/18/2032 (b)	277,000	278,850
Lloyds Banking Group PLC VRN, 1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (b)	200,000	206,298
Standard Chartered PLC VRN, 5 yr. CMT + 2.87%, 7.00%, 11/14/2035 (a)(b)	248,000	250,029
		877,311
UNITED STATES — 49.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	215,000	219,896
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a)	52,000	46,340
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	28,000	28,000
Alphabet, Inc. 5.45%, 11/15/2055	200,000	191,694
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	95,000	91,266
Alumina Pty. Ltd. 6.38%, 9/15/2032 (a)	232,000	236,132
Amazon.com, Inc. 3.10%, 5/12/2051	81,000	52,609
AMC Global Media, Inc. 10.50%, 7/15/2032 (a)	114,000	117,166
American Axle & Manufacturing, Inc. 7.75%, 10/15/2033 (a)	169,000	166,999
Security Description	Principal Amount	Value
American Electric Power Co., Inc. Series C, VRN, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (b)	$203,000	$201,800
American Express Co. 5.85%, 11/5/2027	33,000	33,628
American Financial Group, Inc. 5.00%, 9/23/2035	185,000	178,814
American Tower Corp. 2.30%, 9/15/2031	137,000	120,863
Ameriprise Financial, Inc. 4.50%, 5/13/2032	42,000	41,369
Amgen, Inc. 4.20%, 3/1/2033	86,000	82,606
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	104,000	107,988
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033 (a)	161,000	159,467
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	202,000	204,610
Apollo Debt Solutions BDC 5.70%, 1/23/2031 (a)	68,000	66,557
ARES Capital Corp. 5.25%, 4/12/2031	85,000	82,600
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	26,000	25,923
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	91,000	91,649
Athene Holding Ltd. VRN, 5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (b)	111,000	106,554
ATI, Inc.:
5.88%, 12/1/2027	248,000	248,074
7.25%, 8/15/2030	59,000	61,257
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	95,000	96,140
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a)	71,000	69,201
8.00%, 2/15/2031 (a)	103,000	103,991
Avnet, Inc. 5.50%, 6/1/2032	40,000	40,474
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	134,000	134,255
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	145,000	144,042
Biogen, Inc. 5.05%, 1/15/2031	55,000	55,640
Blackrock, Inc. 2.10%, 2/25/2032	59,000	51,659
Block Communications, Inc. 10.25%, 3/1/2031 (a)	65,000	59,439
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Blue Owl Technology Finance Corp. 6.50%, 10/15/2029	$45,000	$44,587
Boardwalk Pipelines LP 5.38%, 2/15/2036	100,000	99,442
Bristow Group, Inc. 6.75%, 2/1/2033 (a)	238,000	238,697
Broadcom, Inc.:
3.50%, 2/15/2041	194,000	154,961
4.15%, 4/15/2032 (a)	110,000	105,823
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	148,000	153,559
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	197,000	190,842
Cadence Design Systems, Inc. 4.70%, 9/10/2034	53,000	51,877
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (a)	113,000	102,406
California Resources Corp. 7.00%, 1/15/2034 (a)	174,000	171,759
Capital One Financial Corp.:
SOFR + 2.04%, 6.18%, 1/30/2036 (b)	245,000	251,103
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	236,000	271,421
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031	65,000	62,593
Carnival Corp. Ltd. 5.13%, 5/1/2029 (a)	168,000	167,753
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	213,000	212,989
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	60,000	59,795
Caterpillar, Inc. 5.20%, 5/15/2035	100,000	102,050
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 8/15/2030 (a)	81,000	75,341
Celanese U.S. Holdings LLC 7.38%, 7/15/2032	248,000	260,402
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,165
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	23,000	22,370
Charter Communications Operating LLC/Charter Communications Operating Capital 5.85%, 12/1/2035	230,000	222,553
Chemours Co. 8.00%, 1/15/2033 (a)	164,000	166,039
Cheniere Energy, Inc. 5.20%, 7/30/2036 (a)	275,000	270,528
Ciena Corp. 4.00%, 1/31/2030 (a)	280,000	267,274
Security Description	Principal Amount	Value
Citadel LP 6.00%, 1/23/2030 (a)	$33,000	$33,923
Citigroup, Inc.:
SOFR + 1.49%, 5.17%, 9/11/2036 (b)	70,000	69,645
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	165,000	170,164
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (b)	230,000	235,235
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 9/15/2032 (a)	90,000	91,851
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	103,000	87,478
Coherent Corp. 5.00%, 12/15/2029 (a)	229,000	225,382
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	101,000	101,104
Comcast Corp. 2.99%, 11/1/2063	233,000	121,288
Commercial Metals Co. 4.13%, 1/15/2030	251,000	243,098
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	76,152	72,541
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	110,000	115,906
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	54,000	53,535
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	161,000	162,657
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	15,410
CoreWeave, Inc.:
9.25%, 6/1/2030 (a)	148,000	148,912
9.75%, 10/1/2031 (a)	59,000	58,847
Crescent Energy Finance LLC 7.88%, 4/15/2032 (a)	279,000	282,518
CVR Energy, Inc. 7.88%, 2/15/2034 (a)	147,000	145,431
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.38%, 6/30/2033 (a)	193,000	196,858
Delta Air Lines, Inc. 5.25%, 7/10/2030	35,000	35,377
Deluxe Corp.:
8.00%, 6/1/2029 (a)	197,000	198,430
8.13%, 9/15/2029 (a)	53,000	54,878
Diamondback Energy, Inc. 6.25%, 3/15/2033	198,000	210,672
Discovery Global Holdings, Inc.:
4.28%, 3/15/2032	285,000	255,377
5.05%, 3/15/2042	27,000	19,763
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
DISH DBS Corp. 5.75%, 12/1/2028 (a)	$114,000	$110,528
Diversified Healthcare Trust 4.38%, 3/1/2031	153,000	140,049
Dominion Energy, Inc.:
VRN, 5 yr. CMT + 1.70%, 6.25%, 12/15/2056 (b)	178,000	178,696
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	76,000	78,522
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	136,000	129,177
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	14,000	13,538
Edison International 6.25%, 3/15/2030	5,000	5,134
Elanco Animal Health, Inc. 6.40%, 8/28/2028	207,000	212,616
Eli Lilly & Co. 4.70%, 2/27/2033	69,000	69,221
EnerSys 4.38%, 12/15/2027 (a)	225,000	223,110
Entergy Arkansas LLC 5.45%, 6/1/2034	50,000	51,436
ERP Operating LP 4.65%, 9/15/2034	66,000	64,226
Excelerate Energy LP 8.00%, 5/15/2030 (a)	208,000	219,419
EZCORP, Inc. 7.38%, 4/1/2032 (a)	223,000	233,894
Fidelity National Financial, Inc. 2.45%, 3/15/2031	32,000	28,287
Flex Ltd.:
5.25%, 1/15/2032	81,000	81,062
5.38%, 11/13/2035	198,000	195,264
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	137,000	136,040
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	110,000	109,824
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	101,000	106,008
GB AIT Buyer, Inc. 8.75%, 4/30/2034 (a)	57,000	57,212
Genuine Parts Co. 4.95%, 8/15/2029	71,000	70,800
Global Payments, Inc. 5.40%, 8/15/2032	33,000	32,815
Goldman Sachs Group, Inc.:
SOFR + 1.19%, 5.07%, 1/21/2037 (b)	75,000	73,303
SOFR + 1.31%, 5.43%, 6/3/2037 (b)	289,000	290,095
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	124,000	95,166
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	140,000	141,613
Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	$224,000	$209,772
HPS Corporate Lending Fund 6.30%, 8/19/2031 (a)	209,000	208,160
HUT 8 DC LLC 6.19%, 11/15/2042 (a)	75,000	76,102
Hyatt Hotels Corp. 5.75%, 3/30/2032	45,000	46,362
iHeartCommunications, Inc. 9.13%, 5/1/2029 (a)	80,042	77,669
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	84,000	77,640
Intel Corp. 5.30%, 5/15/2036	23,000	22,870
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
8.75%, 5/1/2029 (a)	25,000	22,295
9.00%, 8/1/2029 (a)	242,000	215,327
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,174
Jane Street Group/JSG Finance, Inc. 6.75%, 5/1/2033 (a)	62,000	63,706
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.95%, 4/20/2035	33,000	34,001
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	114,000	103,393
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (b)	76,000	57,801
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	43,000	43,967
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	115,000	116,845
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	120,000	123,379
Series OO, VRN, 5 yr. CMT + 2.15%, 6.50%, 4/1/2030 (b)	85,000	86,931
Kaiser Aluminum Corp. 5.88%, 3/1/2034 (a)	220,000	217,591
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	61,000	61,749
6.75%, 10/1/2035 (a)	53,000	54,366
Kohl's Corp. 5.13%, 5/1/2031	137,000	122,489
Las Vegas Sands Corp. 5.63%, 6/15/2028	155,000	156,871
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	247,000	235,957
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	$94,000	$60,092
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	24,000	24,800
Lowe's Cos., Inc. 2.80%, 9/15/2041	89,000	63,541
LPL Holdings, Inc. 5.75%, 6/15/2035	135,000	135,085
Lumen Technologies, Inc. Series P, 7.60%, 9/15/2039	150,000	143,089
Macy's Retail Holdings LLC 6.13%, 3/15/2032 (a)	22,000	22,110
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	98,000	105,266
Marriott International, Inc. 5.50%, 4/15/2037	135,000	136,228
Match Group Holdings II LLC 6.13%, 9/15/2033 (a)	83,000	82,032
McAfee Corp. 7.38%, 2/15/2030 (a)	80,000	67,983
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	124,000	124,249
Merck & Co., Inc. 4.75%, 12/4/2035	82,000	80,369
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	192,000	194,412
Midcontinent Communications 8.00%, 8/15/2032 (a)	172,000	151,095
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	31,000	31,402
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (b)	155,000	159,022
Morgan Stanley Direct Lending Fund 6.10%, 7/15/2031 (c)	96,000	94,782
MSCI, Inc. 3.63%, 11/1/2031 (a)	23,000	21,322
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	140,000	135,443
Nabors Industries, Inc. 7.63%, 11/15/2032 (a)	244,000	249,544
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	105,000	100,357
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	72,000	62,224
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	65,000	67,295
8.38%, 2/15/2032 (a)	49,000	51,031
Noble Finance II LLC 8.00%, 4/15/2030 (a)	204,000	211,344
Nordstrom, Inc. 5.00%, 1/15/2044	286,000	202,016
Novelis Corp. 4.75%, 1/30/2030 (a)	161,000	155,745
Security Description	Principal Amount	Value
NuStar Logistics LP:
5.63%, 4/28/2027	$33,000	$33,080
6.38%, 10/1/2030	136,000	140,598
NVIDIA Corp.:
4.95%, 6/15/2036	118,000	116,963
5.63%, 6/15/2056	247,000	245,118
Oaktree Strategic Credit Fund 6.19%, 7/15/2030	75,000	74,608
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	90,000	89,684
Oracle Corp. 5.70%, 2/4/2036	144,000	139,624
Osaic Holdings, Inc. 8.00%, 8/1/2033 (a)	226,000	226,493
PacifiCorp 3.30%, 3/15/2051	60,000	39,073
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	104,000	108,652
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	108,000	93,268
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (a)	24,000	24,448
9.88%, 3/15/2030 (a)	361,000	386,111
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	23,000	22,743
Perimeter Holdings LLC 6.25%, 1/15/2034 (a)	48,000	47,958
Phinia, Inc. 6.63%, 10/15/2032 (a)	203,000	207,411
Pinnacle Bank/Nashville TN VRN, 5 yr. CMT + 2.30%, 5.96%, 1/15/2036 (b)	250,000	248,422
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	69,000	68,155
PODS LLC 8.75%, 5/15/2031 (a)	122,000	119,387
PRA Group, Inc. 8.88%, 1/31/2030 (a)	256,000	264,177
Prudential Financial, Inc.:
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	82,000	83,313
VRN, 5 yr. CMT + 1.78%, 6.25%, 6/15/2056 (b)	108,000	108,231
Public Storage Operating Co. 2.25%, 11/9/2031	42,000	37,209
QUALCOMM, Inc. 5.40%, 5/20/2033	124,000	128,380
Rithm Capital Corp. 8.00%, 7/15/2030 (a)	71,000	70,780
Royal Caribbean Cruises Ltd. 5.25%, 2/27/2038	232,000	224,453
RXO, Inc. 6.38%, 5/15/2031 (a)	64,000	65,042
Sabre GLBL, Inc. 11.13%, 7/15/2030 (a)	97,000	93,019
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Seagate Data Storage Technology Pte. Ltd.:
5.75%, 12/1/2034 (a)	$12,000	$12,247
5.88%, 7/15/2030	323,000	327,599
SESI LLC 7.88%, 9/30/2030 (a)	106,000	107,712
Sirius XM Radio LLC:
5.50%, 7/1/2029 (a)	68,000	67,859
5.88%, 4/15/2032 (a)	296,000	292,190
SM Energy Co. 9.63%, 6/15/2033 (a)	325,000	356,255
Southern Co. Gas Capital Corp. VRN, 5 yr. CMT + 1.82%, 6.05%, 9/15/2056 (b)	119,000	119,188
Stagwell Global LLC 5.63%, 8/15/2029 (a)	81,000	78,137
Staples, Inc. 10.75%, 9/1/2029 (a)	48,000	45,771
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	105,000	103,417
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	137,000	136,692
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	132,000	136,735
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	306,000	314,644
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	97,000	91,751
Synchrony Financial:
7.25%, 2/2/2033	152,000	158,541
SOFR + 1.53%, 4.95%, 2/25/2032 (b)	54,000	52,614
Talos Production, Inc. 9.38%, 2/1/2031 (a)	113,000	118,685
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	111,000	112,360
Texas Instruments, Inc. 4.90%, 3/14/2033	90,000	91,165
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	57,000	56,091
Tidewater, Inc. 9.13%, 7/15/2030 (a)	213,000	227,999
TMS International Corp. 6.25%, 4/15/2029 (a)	38,000	38,017
Toll Brothers Finance Corp. 5.60%, 6/15/2035	75,000	76,427
Transocean International Ltd.:
8.25%, 5/15/2029 (a)	151,000	155,927
8.50%, 5/15/2031 (a)	61,000	63,306
TriMas Corp. 4.13%, 4/15/2029 (a)	142,000	136,736
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	36,000	34,721
Unisys Corp. 10.63%, 1/15/2031 (a)	121,000	113,855
Security Description	Principal Amount	Value
United Airlines Pass-Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	$170,823	$172,771
Verizon Communications, Inc. VRN, 5 yr. CMT + 1.81%, 6.05%, 5/14/2058 (b)	277,000	279,468
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	45,000	46,560
Viasat, Inc.:
6.50%, 7/15/2028 (a)	12,000	11,967
7.50%, 5/30/2031 (a)	57,000	57,565
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	259,000	247,008
Virginia Electric & Power Co. 5.05%, 8/15/2034	23,000	23,013
Virtusa Corp. 7.13%, 12/15/2028 (a)	68,000	53,747
Vistra Operations Co. LLC 5.55%, 4/30/2036 (a)	90,000	89,527
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	111,000	112,969
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	88,000	89,787
Western Midstream Operating LP:
5.50%, 12/15/2035	24,000	23,745
6.15%, 4/1/2033	11,000	11,475
Westlake Corp. 5.55%, 11/15/2035	58,000	57,473
Williams Cos., Inc.:
5.15%, 3/15/2036	80,000	78,671
8.75%, 3/15/2032	132,000	156,118
WULF Compute LLC 7.75%, 10/15/2030 (a)	290,000	304,390
XPLR Infrastructure Operating Partners LP:
8.38%, 1/15/2031 (a)	160,000	170,632
8.63%, 3/15/2033 (a)	89,000	95,457
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	290,000	222,442
Zoetis, Inc. 5.00%, 8/17/2035	70,000	69,127
		28,898,614
TOTAL CORPORATE BONDS & NOTES (Cost $36,670,048)		36,626,780
ASSET-BACKED SECURITIES — 5.9%
BCC Middle Market CLO LLC Series 2025-1A, Class A1, ABS, 3 mo. USD Term SOFR + 1.62%, 5.30%, 7/17/2037 (a)(b)	920,000	917,857
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CIFC Funding Ltd.:
Series 2025-4A, Class E, ABS, 3 mo. USD Term SOFR + 4.95%, 8.62%, 10/24/2038 (a)(b)	$260,000	$260,010
Series 2026-1A, Class D1, ABS, 3 mo. USD Term SOFR + 2.30%, 5.95%, 4/25/2039 (a)(b)	250,000	248,731
Golub Capital CLO 86B Ltd.:
Series 2026-86A, Class D1, ABS, 3 mo. USD Term SOFR + 2.30%, 5.96%, 1/25/2039 (a)(b)	250,000	248,196
Series 2026-86A, Class E, ABS, 3 mo. USD Term SOFR + 4.30%, 7.96%, 1/25/2039 (a)(b)	250,000	238,044
Golub Capital Partners CLO 77 B Ltd.:
Series 2024-77A, Class C, ABS, 3 mo. USD Term SOFR + 1.80%, 5.47%, 1/25/2038 (a)(b)	265,000	265,139
Series 2024-77A, Class E, ABS, 3 mo. USD Term SOFR + 4.85%, 8.52%, 1/25/2038 (a)(b)	250,000	239,249
Golub Capital Partners CLO 91 M Series 2026-91A, Class A, ABS, 3 mo. USD Term SOFR + 1.48%, 5.11%, 8/5/2040 (a)(b)	250,000	250,174
OCP CLO Ltd. Series 2021-23A, Class ER2, ABS, 3 mo. USD Term SOFR + 4.50%, 8.18%, 1/17/2039 (a)(b)	250,000	243,419
RR 43 Ltd. Series 2026-43A, Class C1, ABS, 3 mo. USD Term SOFR + 2.40%, 6.05%, 10/15/2039 (a)(b)	250,000	246,962
Silver Point CLO 16 Ltd. Series 2026-16A, Class D1, ABS, 3 mo. USD Term SOFR + 2.45%, 6.11%, 4/18/2039 (a)(b)	250,000	246,278
TOTAL ASSET-BACKED SECURITIES (Cost $3,453,930)		3,404,059

Shares
CONVERTIBLE BONDS — 2.1%
MONACO — 0.1%
Scorpio Tankers, Inc. 1.75%, 4/15/2031 (a)	54,000	54,042
Security Description	Shares	Value
NETHERLANDS — 0.1%
Nebius Group NV 1.25%, 3/15/2031 (a)	38,000	$65,912
UNITED STATES — 1.9%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	9,000	24,600
Amkor Technology, Inc. 7/15/2031 (a)	52,000	62,042
Avnet, Inc. 1.75%, 9/1/2030 (a)	33,000	46,177
Bloom Energy Corp. 11/15/2030 (a)	36,000	65,980
Crescent Energy Co. 2.75%, 3/15/2031 (a)	53,000	52,297
Cytokinetics, Inc. 1.75%, 10/1/2031 (a)	35,000	52,409
Datadog, Inc. 12/1/2029	34,000	48,246
EchoStar Corp. PIK, 3.88%, 11/30/2030	15,000	46,981
Evergy, Inc. 4.50%, 12/15/2027	33,000	46,935
Lumentum Holdings, Inc. 0.38%, 3/15/2032 (a)	12,000	55,477
Microchip Technology, Inc. 2/15/2030 (a)	39,000	45,070
MKS, Inc. 1.25%, 6/1/2030	24,000	70,817
Revolution Medicines, Inc. 0.50%, 5/1/2033	41,000	51,595
Seagate HDD Cayman 3.50%, 6/1/2028	3,000	35,213
SiTime Corp. 6/15/2031	53,000	58,765
Stem, Inc. 0.50%, 12/1/2028 (a)	95,000	38,114
Travere Therapeutics, Inc. 0.50%, 5/15/2032	51,000	60,109
Vishay Intertechnology, Inc. 2.25%, 9/15/2030	24,000	47,613
Welltower OP LLC 2.75%, 5/15/2028 (a)	26,000	61,769
Western Digital Corp. 3.00%, 11/15/2028	3,000	50,795
WisdomTree, Inc. 4.50%, 10/1/2031 (a)	50,000	57,046
		1,078,050
TOTAL CONVERTIBLE BONDS (Cost $1,081,504)		1,198,004
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
Oracle Corp. 6.50%, 1/15/2029	1,047	$47,063
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,350)		47,063
PREFERRED STOCKS — 0.5%
UNITED STATES — 0.5%
Alphabet, Inc. 6.25%, 5/15/2029	1,841	93,688
Alphabet, Inc. 6.25%, 5/15/2029	1,841	92,602
Equitable Holdings, Inc. 5.25%, 9/15/2026	3,425	65,897
Equitable Holdings, Inc. 4.30%, 7/29/2026	4,275	69,683
		321,870
TOTAL PREFERRED STOCKS (Cost $320,769)		321,870

	Principal Amount
SENIOR FLOATING RATE LOANS — 16.9%
ADVERTISING SERVICES — 0.5%
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.77%, 2/3/2033 (b)	$290,658	288,699
AEROSPACE & DEFENSE — 0.4%
Air Comm Corp. LLC, 2026 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.20%, 12/11/2031 (b)	95,482	95,661
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/27/2032 (b)	45,868	45,933
TransDigm, Inc.:
2023 Term Loan J, 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/28/2031 (b)	39,102	39,154
2026 Term Loan N, 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/13/2033 (b)	41,000	41,046
		221,794
APPAREL — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 9/12/2032 (b)	46,765	47,074
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 1.0%
Clarios Global LP:
2026 EUR Term Loan B, 1 mo. EURIBOR + 2.75%, 4.93%, 1/28/2032 (b)	EUR62,000	$71,247
2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/28/2032 (b)	95,520	95,729
First Brands Group LLC:
2021 Term Loan , 3/30/2027 (b) (d) (e)	31,934	53
2022 Incremental Term Loan , 3/30/2027 (b) (d) (e)	116,470	191
2025 PIK DIP Roll-Up Term Loan B, 1 mo. USD Term SOFR + 7.00%, 10.61%, 6/29/2027 (b)	170,380	532
IXS Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.16%, 9/5/2029 (b)	301,021	299,463
Stonepeak Motion Finco LLC, USD Term Loan B (f)	89,000	89,009
		556,224
BEVERAGES — 0.3%
Primo Brands Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 3/31/2031 (b)	147,630	148,474
CHEMICALS — 1.4%
Illuminate Buyer LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/31/2029 (b)	335,307	331,573
Natgasoline LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.14%, 3/29/2030 (b)	245,253	245,866
New Arclin U.S. Holding Corp., 2026 USD Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.12%, 4/1/2033 (b)	286,000	262,967
		840,406
COMMERCIAL SERVICES — 0.9%
Belron Finance LLC, 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.66%, 10/16/2031 (b)	133,288	133,358
Boluda Towage SL:
2026 EUR Term Loan B (f)	23,000	26,534
2026 USD Term Loan B (f)	14,987	15,034
Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD Term SOFR + 5.25%, 8.91%, 7/31/2030 (b)	329,255	302,710
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
IFCO Management GmbH, 2026 EUR Term Loan B (f)	EUR58,306	$66,935
		544,571
COMPUTERS — 0.3%
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.38%, 12/9/2031 (b)	$86,130	82,433
NCR Atleos LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 4/16/2029 (b)	98,109	98,232
		180,665
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/10/2032 (b)	105,663	105,706
CONTAINERS & PACKAGING — 0.1%
Node AcquiCo GmbH, EUR Term Loan, 3 mo. EURIBOR + 3.50%, 5.67%, 12/8/2032 (b)	EUR58,306	66,935
DISTRIBUTION/WHOLESALE — 0.5%
S&S Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 8.65%, 10/1/2031 (b)	329,192	313,720
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Azorra Soar TLB Finance Ltd., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.16%, 10/18/2029 (b)	151,233	151,673
FNZ Group Services Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.66%, 11/5/2031 (b)	155,037	124,103
		275,776
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Crown Subsea Communications Holding, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 1/30/2031 (b)	131,176	131,745
Vantor Holdings, Inc., 1st Lien Term Loan, 6 mo. USD Term SOFR + 4.50%, 8.12%, 3/3/2033 (b)	191,000	191,716
		323,461
ELECTRIC — 0.3%
Kohler Energy Co. LLC, 2026 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.73%, 5/1/2031 (b)	192,349	192,891
Security Description	Principal Amount	Value
ELECTRONICS — 0.4%
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.62%, 12/2/2031 (b)	$152,147	$152,704
Resilience Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.23%, 2/28/2033 (b)	92,000	91,901
		244,605
ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.16%, 3/3/2032 (b)	81,459	81,565
FOOD PRODUCTS — 0.1%
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/19/2032 (b)	75,879	76,382
GROUND TRANSPORTATION — 0.2%
AIT Worldwide Logistics, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.91%, 4/29/2033 (b)	140,000	140,232
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Hologic, Inc., 2026 EUR Term Loan B, 3 mo. EURIBOR + 2.75%, 5.05%, 4/7/2033 (b)	EUR145,000	166,209
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Team Services Group LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.00%, 3/31/2033 (b)	338,014	331,676
HOUSEHOLD PRODUCTS — 0.1%
Lavender Dutch BorrowerCo BV, EUR Term Loan, 3 mo. EURIBOR + 3.50%, 5.79%, 12/30/2032 (b)	EUR55,000	63,206
INSURANCE — 2.0%
Alera Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 5/30/2032 (b)	67,739	64,547
AmWINS Group, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.73%, 1/30/2032 (b)	84,554	82,909
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 3.00%, 6.69%, 2/15/2031 (b)	445,500	432,415
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Asurion LLC:
2025 Term Loan B13, 3 mo. USD Term SOFR + 4.25%, 7.91%, 9/19/2030 (b)	$78,908	$78,235
2026 Term Loan B14, 3 mo. USD Term SOFR + 3.75%, 7.41%, 2/23/2033 (b)	111,619	105,839
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/31/2031 (b)	251,075	248,344
Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.48%, 5/6/2032 (b)	38,421	37,364
USI, Inc.:
2024 Term Loan C, 3 mo. USD Term SOFR + 2.25%, 5.98%, 9/29/2030 (b)	21,399	21,341
2024 Term Loan D, 3 mo. USD Term SOFR + 2.25%, 5.98%, 11/21/2029 (b)	96,053	95,849
		1,166,843
INTERNET & TELECOM — 0.5%
AP Core Holdings II LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 6.50%, 10.14%, 5/15/2031 (b)	266,000	265,044
LEISURE TIME — 0.4%
Horizon U.S. Finco LP, Term Loan B, 3 mo. USD Term SOFR + 4.75%, 8.41%, 10/31/2031 (b)	258,262	242,863
MACHINERY — 0.8%
American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.49%, 3/3/2028 (b)	116,000	78,892
Columbus McKinnon Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.23%, 2/3/2033 (b)	371,928	371,695
		450,587
MEDIA — 1.3%
Cengage Learning, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.64%, 3/24/2031 (b)	55,040	54,543
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/2/2029 (b)	85,065	85,650
2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.16%, 2/17/2031 (b)	93,517	93,910
Security Description	Principal Amount	Value
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/3/2033 (b)	$144,173	$144,392
Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.12%, 6/16/2032 (b)	102,518	96,975
EW Scripps Co., 2025 Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.50%, 6/30/2028 (b)	28,114	28,167
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 8/6/2031 (b)	45,909	46,177
Nexstar Broadcasting, Inc., 2026 Term Loan B7, 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/18/2033 (b)	201,300	199,557
		749,371
MISCELLANEOUS MANUFACTURER — 0.3%
International Textile Group, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 8.50%, 12.34%, 9/30/2027 (b)	180,074	180,224
PERSONAL PRODUCTS — 0.1%
Prestige Brands, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.62%, 6/13/2033 (b)	58,667	58,795
PHARMACEUTICALS — 0.8%
Alkermes, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 8/12/2031 (b)	203,490	204,508
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.89%, 10/8/2030 (b)	243,540	236,728
		441,236
PIPELINES — 0.1%
Crescent Midstream Operating LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.40%, 2/18/2033 (b)	44,000	44,344
RETAIL — 1.0%
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.65%, 8/18/2032 (b)	337,155	337,226
Tory Burch LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.64%, 4/30/2031 (b)	227,000	226,408
		563,634
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFTWARE — 0.7%
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 11/25/2031 (b)	$221,887	$216,109
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (b)	101,728	93,053
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 7.91%, 7/1/2031 (b)	32,475	30,088
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.91%, 2/10/2031 (b)	98,373	92,873
		432,123
TOTAL SENIOR FLOATING RATE LOANS (Cost $10,228,367)		9,805,335

	Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 7.2%
State Street Blackstone Senior Loan ETF (g)	53,700	2,163,573
BlackRock Floating Rate Income Strategies Fund, Inc.	4,403	48,389
Invesco Senior Income Trust	231,271	693,813
Nuveen Floating Rate Income Fund	108,599	832,954
Nuveen Credit Strategies Income Fund	50,328	244,594
BlackRock Floating Rate Income Trust	4,541	48,407
Blackstone Senior Floating Rate 2027 Term Fund	2,004	25,952
Blackstone Strategic Credit 2027 Term Fund	4,387	49,573
Eaton Vance Senior Income Trust	2,303	11,469
Eaton Vance Floating-Rate Income Trust	4,600	49,680
Eaton Vance Senior Floating-Rate Trust	2,095	22,207
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,230,933)		4,190,611

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $93,623)	$94,569	$90,505

	Shares
SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (h) (i) (Cost $1,090,306)	1,090,306	1,090,306
TOTAL INVESTMENTS — 97.9% (Cost $57,221,830)		56,774,533
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		1,199,822
NET ASSETS — 100.0%		$57,974,355

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 47.0% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	When-issued security.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Non-income producing security.
(f)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2026.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

At June 30, 2026, the Fund had unfunded loan commitments of $26,188, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	3,333	3,340	6
Air Comm Corporation, LLC	3,333	3,340	6
Kaman Corp.	6,432	6,429	(3)
Prestige Brands, Inc.	5,333	5,345	12
Savor Acquisition, Inc.	7,684	7,734	51
	$26,115	$26,188	$72
At June 30, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	EUR 145,000	USD 168,430	07/22/2026	$2,518
Deutsche Bank AG	EUR 50,000	USD 57,201	07/24/2026	(15)
Goldman Sachs Bank USA	USD 75,393	EUR 65,000	07/13/2026	(1,045)
Goldman Sachs Bank USA	EUR 124,000	USD 143,607	07/13/2026	1,776
Royal Bank of Canada	USD 26,224	EUR 23,000	07/01/2026	72
Royal Bank of Canada	EUR 23,000	USD 26,828	07/01/2026	532
Royal Bank of Canada	AUD 64,000	USD 45,154	07/13/2026	823
Royal Bank of Canada	USD 70,769	EUR 61,000	07/15/2026	(992)
Royal Bank of Canada	EUR 120,000	USD 138,443	07/15/2026	1,175
Royal Bank of Canada	EUR 62,000	USD 70,891	07/31/2026	(77)
Royal Bank of Canada	EUR 23,000	USD 26,259	08/03/2026	(71)
UBS AG	EUR 55,000	USD 64,141	07/06/2026	1,250
Total				$5,946

AUD	Australian Dollar
EUR	Euro
During the year ended June 30, 2026, the average notional value related to forward foreign currency exchange contracts was $669,427.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures (long)	8	09/21/2026	$933,517	$928,915	$(4,602)
5 Yr. U.S. Treasury Note Futures (long)	127	09/30/2026	13,542,667	13,594,953	52,286
10 Yr. U.S. Treasury Ultra Futures (long)	43	09/21/2026	4,785,196	4,836,156	50,960
					$98,644
During the year ended June 30, 2026, the average notional value related to long futures contracts was $15,629,311 and short futures contracts was $407,969.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$36,626,780	$—	$36,626,780
Asset-Backed Securities	—	3,404,059	—	3,404,059
Commercial Mortgage Backed Securities	—	90,505	—	90,505
Convertible Bonds	—	1,198,004	—	1,198,004
Convertible Preferred Stocks	47,063	—	—	47,063
Mutual Funds and Exchange Traded Products	4,190,611	—	—	4,190,611
Preferred Stocks	321,870	—	—	321,870
Senior Floating Rate Loans	—	9,805,335	—	9,805,335
Short-Term Investment	1,090,306	—	—	1,090,306
TOTAL INVESTMENTS	$5,649,850	$51,124,683	$—	$56,774,533
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$72	$—	$72
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	—	8,146	—	8,146
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(2,200)	—	(2,200)
Futures Contracts - Unrealized Appreciation	103,246	—	—	103,246
Futures Contracts - Unrealized Depreciation	(4,602)	—	—	(4,602)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$98,644	$6,018	$—	$104,662
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Blackstone Senior Loan ETF	54,115	$2,250,643	$3,436,198	$3,478,618	$(59,816)	$15,166	53,700	$2,163,573	$129,091
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,502,406	3,502,406	34,097,741	36,509,841	—	—	1,090,306	1,090,306	109,339
Total		$5,753,049	$37,533,939	$39,988,459	$(59,816)	$15,166		$3,253,879	$238,430
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.1%
ALABAMA — 5.1%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$501,252
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	218,876
Southeast Energy Authority A Cooperative District Revenue, AL Series A, 5.00%, 11/1/2035	650,000	678,179
		1,398,307
ARIZONA — 5.1%
Arizona Board of Regents Revenue, AZ Series A, 5.00%, 7/1/2034	700,000	803,865
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	88,668
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	497,153
		1,389,686
ARKANSAS — 1.9%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	536,996
CALIFORNIA — 11.7%
California Community Choice Financing Authority Revenue, CA:
Series E, 5.00%, 9/1/2032	600,000	636,232
Series E-1, 5.00%, 2/1/2054 (a)	500,000	530,415
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	165,055	163,750
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	368,113
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	264,745
Palomar Health, General Obligation, CA Series A, Assured Guaranty, Inc., Zero Coupon, 8/1/2027 (c)	100,000	96,349
San Francisco Bay Area Rapid Transit District, General Obligation, CA Series H, 5.00%, 8/1/2034	600,000	707,040
San Francisco City & County Airport Commission-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	181,607
Security Description	Principal Amount	Value
State of California, General Obligation, CA 5.00%, 3/1/2030	$250,000	$271,828
		3,220,079
COLORADO — 2.7%
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	200,374
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty, Inc., 5.00%, 12/1/2039 (c)	500,000	541,681
		742,055
DISTRICT OF COLUMBIA — 1.1%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	306,017
FLORIDA — 6.3%
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	497,119
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	140,272
Florida Development Finance Corp. Revenue, FL:
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	250,000	253,660
AMT, 4.50%, 7/1/2032 (b)	300,000	300,776
Series B, AMT, VRN, 12.00%, 7/1/2057 (a) (b)	390,000	253,500
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	294,321
		1,739,648
GEORGIA — 5.8%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	640,394
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	607,167
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	343,746
		1,591,307
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
IDAHO — 0.4%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	$100,000	$103,377
ILLINOIS — 3.2%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	271,150
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	345,000	344,316
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	100,134
Series A, 5.00%, 12/1/2031	150,000	154,300
		869,900
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	214,494
KANSAS — 1.1%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	298,194
KENTUCKY — 1.6%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	450,191
LOUISIANA — 2.1%
Louisiana Offshore Terminal Authority Revenue, LA Series A, 4.15%, 9/1/2027	250,000	252,744
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	318,132
		570,876
MARYLAND — 0.8%
State of Maryland Department of Transportation Revenue, MD Series B, AMT, 5.00%, 8/1/2030	200,000	214,671
MICHIGAN — 2.4%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	110,000	114,510
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2030	500,000	540,820
		655,330
Security Description	Principal Amount	Value
MINNESOTA — 1.4%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	$380,000	$387,017
MISSOURI — 0.4%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	106,515
NEBRASKA — 1.0%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	288,390
NEW JERSEY — 1.9%
New Jersey Turnpike Authority Revenue, NJ Series B, 5.00%, 1/1/2029	500,000	529,737
NEW MEXICO — 2.8%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	800,000	761,738
NEW YORK — 10.1%
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 3.00%, 3/1/2036 (c)	795,000	750,142
New York Convention Center Development Corp. Revenue, NY Series A, 5.00%, 11/15/2041	600,000	673,917
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	279,180
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	360,000	412,548
Series A, 5.00%, 12/1/2034	575,000	665,013
		2,780,800
OHIO — 2.1%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	565,777
OKLAHOMA — 5.1%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	502,511
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	304,096
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2044	550,000	599,185
		1,405,792
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PENNSYLVANIA — 0.4%
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	$100,000	$100,111
TENNESSEE — 1.0%
Tennessee Energy Acquisition Corp. Revenue, TN Series A, 5.25%, 9/1/2026	275,000	275,897
TEXAS — 10.7%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2027	500,000	514,070
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	270,321
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 4.00%, 2/15/2033 (c)	610,000	619,221
Lewisville Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2028 (c)	100,000	105,125
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A-1, 5.50%, 1/1/2057	465,000	449,237
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2039 (c)	250,000	218,459
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	520,918
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (c)	240,000	253,878
		2,951,229
UTAH — 3.8%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	268,243
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	770,232
		1,038,475
Security Description	Principal Amount	Value
VIRGINIA — 1.8%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (c)	$345,000	$361,619
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 6/30/2039	125,000	131,430
		493,049
WASHINGTON — 1.3%
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	150,000	150,281
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	202,921
		353,202
WISCONSIN — 2.2%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	220,030
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	385,798
		605,828
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,542,309)		26,944,685

	Shares
WARRANTS — 0.0% *
CONSTRUCTION & ENGINEERING — 0.0% *
BL Train Holdings West LLC (expiring 12/01/35) (d) (e) (Cost $0)	1,740	3,480
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g) (Cost $172,380)	172,380	172,380
TOTAL INVESTMENTS — 98.7% (Cost $26,714,689)		27,120,545
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		359,905
NET ASSETS — 100.0%		$27,480,450

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(a)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 5.0% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	7.2%
Permanent School Fund Guaranteed	3.6%
Build America Mutual Assurance Corp.	2.2%

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $3,480,
representing less than 0.05% of the Fund's net assets.

(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$26,944,685	$—	$26,944,685
Warrants	—	—	3,480	3,480
Short-Term Investment	172,380	—	—	172,380
TOTAL INVESTMENTS	$172,380	$26,944,685	$3,480	$27,120,545
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	544,042	$544,042	$4,040,039	$4,411,701	$—	$—	172,380	$172,380	$23,896
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC FIXED INCOME — 99.4%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	322,225	$8,197,404
State Street SPDR Portfolio Corporate Bond ETF	3,512,421	102,000,706
State Street SPDR Portfolio High Yield Bond ETF	1,049,675	24,604,382
State Street SPDR Portfolio Intermediate Term Treasury ETF (b)	3,265,745	92,714,500
State Street SPDR Portfolio Long Term Treasury ETF	2,076,343	54,462,477
State Street SPDR Portfolio Mortgage-Backed Bond ETF (b)	2,558,535	57,080,916
State Street SPDR Portfolio Short Term Treasury ETF	2,158,411	62,615,503
State Street SPDR S&P Leveraged Loan ETF	166,198	4,095,152
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $406,542,709)		405,771,040
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 9.4%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $38,279,424)	38,279,424	$38,279,424
TOTAL INVESTMENTS — 108.8% (Cost $444,822,133)		444,050,464
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(36,059,676)
NET ASSETS — 100.0%		$407,990,788

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$405,771,040	$—	$—	$405,771,040
Short-Term Investment	38,279,424	—	—	38,279,424
TOTAL INVESTMENTS	$444,050,464	$—	$—	$444,050,464
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	144,368	$144,368	$3,333,237	$3,477,605	$—	$—	—	$—	$6,827
State Street Navigator Securities Lending Portfolio II	20,441,403	20,441,403	1,743,771,138	1,725,933,117	—	—	38,279,424	38,279,424	151,195
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	255,948	23,478,110	23,004,176	46,432,481	2,559	(52,364)	—	—	231,411
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	8,211,904	—	—	(14,500)	322,225	8,197,404	—
State Street SPDR Bloomberg High Yield Bond ETF	192,188	18,694,127	94,402,687	113,055,544	239,591	(280,861)	—	—	1,382,794
State Street SPDR Portfolio Corporate Bond ETF	—	—	102,545,131	—	—	(544,425)	3,512,421	102,000,706	—
State Street SPDR Portfolio High Yield Bond ETF	—	—	24,620,127	—	—	(15,745)	1,049,675	24,604,382	—
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	5,440	182,675	205,869,069	205,703,427	(345,826)	(2,491)	—	—	1,936,817
State Street SPDR Portfolio Intermediate Term Treasury ETF	5,724,495	164,693,721	173,640,222	243,239,183	347,933	(2,728,193)	3,265,745	92,714,500	4,522,865
State Street SPDR Portfolio Long Term Corporate Bond ETF	2,039,540	46,032,418	84,018,126	130,004,305	204,846	(251,085)	—	—	2,417,835
State Street SPDR Portfolio Long Term Treasury ETF	1,807,053	48,031,469	169,154,691	161,398,396	(1,021,044)	(304,243)	2,076,343	54,462,477	1,447,175
State Street SPDR Portfolio Mortgage-Backed Bond ETF	5,858,146	129,465,026	120,870,811	193,507,499	1,088,220	(835,642)	2,558,535	57,080,916	4,524,079
State Street SPDR Portfolio Short Term Treasury ETF	—	—	66,767,870	4,094,794	(3,613)	(53,960)	2,158,411	62,615,503	—
State Street SPDR S&P Leveraged Loan ETF	—	—	4,099,274	—	—	(4,122)	166,198	4,095,152	—
Total		$451,163,317	$2,824,308,463	$2,826,846,351	$512,666	$(5,087,631)		$444,050,464	$16,620,998
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 34.4%
BROADLINE RETAIL — 0.6%
Amazon.com, Inc. (a)	27,595	$6,576,992
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Costco Wholesale Corp.	906	847,536
Walmart, Inc.	15,258	1,728,121
		2,575,657
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	186,263	3,855,644
Comcast Corp.	23,110	567,351
Verizon Communications, Inc.	120,977	5,122,166
		9,545,161
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	1,702	348,978
Netflix, Inc. (a)	130,103	9,289,354
Walt Disney Co.	25,860	2,489,025
Warner Bros Discovery, Inc. (a)	21,969	585,694
		12,713,051
INTERACTIVE MEDIA & SERVICES — 17.4%
Alphabet, Inc. (b)	164,901	58,264,470
Alphabet, Inc. (b)	210,922	75,377,195
Meta Platforms, Inc.	72,288	40,719,108
		174,360,773
OIL, GAS & CONSUMABLE FUELS — 0.3%
Exxon Mobil Corp.	18,988	2,596,039
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Broadcom, Inc.	46,417	17,534,022
NVIDIA Corp.	242,875	48,596,858
		66,130,880
SOFTWARE — 2.7%
Microsoft Corp.	72,805	27,157,721
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Apple, Inc.	146,760	42,466,474
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	4,071	682,829
TOTAL COMMON STOCKS (Cost $303,057,056)		344,805,577
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 65.4%
DOMESTIC EQUITY — 65.4%
State Street Communication Services Select Sector SPDR ETF (c) (d)	312,552	33,483,696
State Street Consumer Discretionary Select Sector SPDR ETF (c) (d)	353,990	41,515,947
Security Description	Shares	Value
State Street Consumer Staples Select Sector SPDR ETF (c) (d)	565,817	$47,002,418
State Street Energy Select Sector SPDR ETF (c) (d)	1,118,111	59,382,875
State Street Industrial Select Sector SPDR ETF (c) (d)	1,053,245	195,092,572
State Street Technology Select Sector SPDR ETF (c) (d)	1,462,300	278,597,396
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $552,045,768)		655,074,904
SHORT-TERM INVESTMENTS — 28.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	2,185,337	2,185,337
State Street Navigator Securities Lending Portfolio II (g) (h)	279,210,400	279,210,400
TOTAL SHORT-TERM INVESTMENTS (Cost $281,395,737)		$281,395,737
TOTAL INVESTMENTS — 127.9% (Cost $1,136,498,561)		1,281,276,218
LIABILITIES IN EXCESS OF OTHER ASSETS — (27.9)%		(279,594,368)
NET ASSETS — 100.0%		$1,001,681,850

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at June 30, 2026.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$344,805,577	$—	$—	$344,805,577
Mutual Funds and Exchange Traded Products	655,074,904	—	—	655,074,904
Short-Term Investments	281,395,737	—	—	281,395,737
TOTAL INVESTMENTS	$1,281,276,218	$—	$—	$1,281,276,218
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Communication Services Select Sector SPDR ETF	269,017	$29,196,415	$113,585,557	$110,211,385	$7,284,951	$(6,371,842)	312,552	$33,483,696	$616,990
State Street Consumer Discretionary Select Sector SPDR ETF	297,050	64,557,876	125,454,318	157,256,611	11,869,110	(3,108,746)	353,990	41,515,947	229,750
State Street Consumer Staples Select Sector SPDR ETF	823,198	66,654,342	211,811,733	229,313,140	(2,198,853)	48,336	565,817	47,002,418	1,544,636
State Street Energy Select Sector SPDR ETF	174,421	14,792,645	119,707,795	70,239,154	671,722	(5,550,133)	1,118,111	59,382,875	641,298
State Street Financial Select Sector SPDR ETF	1,744,694	91,369,625	253,356,337	336,985,398	14,497,497	(22,238,061)	—	—	679,952
State Street Health Care Select Sector SPDR ETF	836,897	112,805,347	368,756,355	501,132,253	21,441,607	(1,871,056)	—	—	2,076,432
State Street Industrial Select Sector SPDR ETF	123,248	18,181,545	220,634,040	60,072,464	4,510,722	11,838,729	1,053,245	195,092,572	782,474
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,521,181	2,521,181	18,885,359	19,221,203	—	—	2,185,337	2,185,337	40,712
State Street Materials Select Sector SPDR ETF	—	—	15,758,013	15,412,904	(345,109)	—	—	—	—
State Street Navigator Securities Lending Portfolio II	112,926,063	112,926,063	5,163,434,999	4,997,150,662	—	—	279,210,400	279,210,400	441,150
State Street Real Estate Select Sector SPDR ETF	631,688	26,164,517	77,377	26,223,615	(191,668)	173,389	—	—	—
State Street Technology Select Sector SPDR ETF	518,270	131,241,512	219,320,133	147,549,070	12,781,765	62,803,056	1,462,300	278,597,396	1,061,480
Total		$670,411,068	$6,830,782,016	$6,670,767,859	$70,321,744	$35,723,672		$936,470,641	$8,114,874
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 95.7%
ARGENTINA — 1.2%
Pampa Energia SA 7.75%, 11/14/2037 (a)	$200,000	$204,296
Vista Energy Argentina SAU 7.88%, 4/8/2038 (a)	390,000	402,028
YPF SA 7.00%, 9/30/2033 (b)	245,000	249,934
		856,258
BRAZIL — 10.2%
Cosan Overseas Ltd. 8.25%, 8/5/2026	400,000	395,800
CSN Resources SA 5.88%, 4/8/2032	400,000	246,664
FS Luxembourg SARL 8.13%, 2/11/2036 (a)	450,000	408,375
Guara Norte SARL 5.20%, 6/15/2034	1,478,568	1,430,751
MARB BondCo PLC 3.95%, 1/29/2031	1,000,000	880,390
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	207,568
MV24 Capital BV 6.75%, 6/1/2034	1,545,830	1,542,630
Simpar Europe SA 5.20%, 1/26/2031	600,000	504,402
Unigel Luxembourg SA:
11.00%, 12/31/2028 (a)	141,074	2,475
13.50%, 12/31/2027 (a)	53,170	1,063
Vale Overseas Ltd. 5 yr. CMT + 2.43%, 6.00%, 2/25/2056 (c)	650,000	648,635
Yinson Bergenia Production BV 8.50%, 1/31/2045	789,360	845,034
		7,113,787
CHILE — 14.6%
Agrosuper SA 4.60%, 1/20/2032	950,000	903,146
Antofagasta PLC 5.63%, 5/13/2032	1,000,000	1,021,460
Banco Santander Chile 4.55%, 11/20/2030 (a)	1,500,000	1,477,215
CAP SA 3.90%, 4/27/2031	1,000,000	843,440
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a)	1,747,568	1,777,399
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	1,548,000	1,594,192
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	1,110,398	1,022,122
GNL Quintero SA 4.63%, 7/31/2029	824,000	821,116
Inversiones CMPC SA 5 yr. CMT + 2.83%, 6.70%, 12/9/2057 (c)	700,000	687,750
		10,147,840
COLOMBIA — 4.0%
AL Candelaria -spain- SA 5.75%, 6/15/2033	700,000	647,948
Aris Mining Corp. 8.00%, 10/31/2029 (a)	200,000	207,296
Security Description	Principal Amount	Value
Banco Davivienda SA 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (c)	$300,000	$310,248
Ecopetrol SA 5.88%, 11/2/2051	500,000	400,355
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	800,000	730,984
Frontera Energy Corp. 7.88%, 6/21/2028	300,000	298,341
Parex Resources, Inc. 8.50%, 5/11/2031 (a)	200,000	203,054
		2,798,226
GUATEMALA — 0.7%
CT Trust 5.13%, 2/3/2032	200,000	189,956
Industrial Subordinated Trust 2 0 5 yr. CMT + 2.86%, 6.55%, 4/15/2036 (a) (c)	300,000	303,600
		493,556
INDIA — 12.0%
Adani Electricity Mumbai Ltd. 3.87%, 7/22/2031	1,100,000	1,006,830
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	1,095,000	1,015,002
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	900,220
4.38%, 7/3/2029	400,000	387,912
Adani Transmission Step-One Ltd. 4.25%, 5/21/2036	1,174,750	1,063,582
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	1,600,000	1,596,017
JSW Infrastructure Ltd. 4.95%, 1/21/2029	900,000	891,351
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	1,000,000	999,150
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	492,130
		8,352,194
INDONESIA — 6.3%
Freeport Indonesia PT 4.76%, 4/14/2027	900,000	899,163
Indofood CBP Sukses Makmur Tbk. PT 3.40%, 6/9/2031	900,000	823,592
Minejesa Capital BV 4.63%, 8/10/2030	649,000	639,414
Pertamina Persero PT 3.65%, 7/30/2029	800,000	768,432
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.88%, 7/17/2029	600,000	577,086
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 4/24/2033	662,750	671,518
		4,379,205
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
JAMAICA — 0.0% *
Digicel Group Holdings Ltd. Series 2B, Zero Coupon, 12/31/2030 (a) (d)	87,242	$1,594
MALAYSIA — 2.6%
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	$1,800,000	1,786,482
MEXICO — 13.7%
Banco Mercantil del Norte SA 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (c)	300,000	306,882
Banco Nacional de Mexico SA 5 yr. CMT + 2.68%, 6.70%, 8/7/2036 (a) (c)	900,000	887,031
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (c)	800,000	853,400
5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (c)	1,200,000	1,180,560
Cemex SAB de CV 5 yr. CMT + 3.52%, 7.20%, 6/10/2030 (c)	200,000	208,188
Cometa Energia SA de CV 6.38%, 4/24/2035	577,600	596,366
Comision Federal de Electricidad:
3.35%, 2/9/2031	900,000	809,919
6.45%, 1/24/2035 (a)	600,000	599,076
Esentia Energy Development SAB de CV 6.13%, 7/30/2033 (a)	750,000	747,293
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041	891,456	905,515
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (e) (f)	300,000	375
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,271,010	1,264,019
Orbia Advance Corp. SAB de CV 5.88%, 9/17/2044	400,000	318,472
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	899,418	869,413
		9,546,509
MOROCCO — 1.8%
OCP SA 6.75%, 5/2/2034	1,200,000	1,260,679
NETHERLANDS — 0.0% *
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	149,524	308
PANAMA — 1.2%
Generadora de Gatun SA 6.87%, 9/30/2044 (a)	800,000	826,280
PARAGUAY — 3.7%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,438,898	1,176,947
Security Description	Principal Amount	Value
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	$1,820,000	$1,383,727
		2,560,674
PERU — 15.1%
Banco BBVA Peru SA 5 yr. CMT + 2.00%, 6.20%, 6/7/2034 (c)	500,000	511,235
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (c)	1,450,000	1,442,286
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (c)	1,700,000	1,748,025
InRetail Consumer 3.25%, 3/22/2028	1,500,000	1,441,995
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	735,648	699,256
5.88%, 7/5/2034	979,869	1,000,642
Marcobre SAC 5.75%, 1/22/2036	200,000	197,044
Minsur SA 4.50%, 10/28/2031	1,700,000	1,621,902
Peru LNG SRL 5.38%, 3/22/2030	800,160	777,675
Scotiabank Peru SAA 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (c)	500,000	511,940
Volcan Cia Minera SAA 8.50%, 10/28/2032 (a)	500,000	516,660
		10,468,660
SINGAPORE — 4.8%
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (c)	1,950,000	1,947,029
United Overseas Bank Ltd. 5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (c)	1,400,000	1,389,556
		3,336,585
SOUTH AFRICA — 1.5%
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	816,641
Sasol Financing USA LLC 5.50%, 3/18/2031	200,000	186,236
		1,002,877
UNITED STATES — 2.0%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	550,000	546,309
5.25%, 9/1/2029	700,000	704,256
J&F Luxembourg Finance SARL 8.50%, 12/1/2032 (a)	150,000	149,753
		1,400,318
VIETNAM — 0.3%
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	238,086	234,947
TOTAL CORPORATE BONDS & NOTES (Cost $66,296,542)		66,566,979
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 9.4%
BRAZIL — 1.3%
Brazil Government International Bonds 4.75%, 1/14/2050	$1,200,000	$888,397
CHILE — 0.2%
Chile Government International Bonds 3.10%, 5/7/2041	200,000	153,004
COLOMBIA — 1.0%
Colombia Government International Bonds 4.13%, 5/15/2051	750,000	512,660
Termocandelaria Power SA 7.75%, 9/17/2031	200,000	205,980
		718,640
DOMINICAN REPUBLIC — 1.0%
Dominican Republic International Bonds 5.75%, 3/17/2034	700,000	690,506
HUNGARY — 1.3%
Hungary Government International Bonds 5.50%, 3/26/2036	900,000	904,407
MEXICO — 1.1%
Mexico Government International Bonds 4.40%, 2/12/2052	1,100,000	787,996
MOROCCO — 1.2%
Morocco Government International Bonds:
3.00%, 12/15/2032	550,000	482,565
4.00%, 12/15/2050	500,000	359,953
		842,518
PERU — 1.1%
Fondo MIVIVIENDA SA 5.40%, 3/31/2031	150,000	150,565
Peru Government International Bonds 5.50%, 3/30/2036	600,000	606,463
		757,028
POLAND — 0.4%
Republic of Poland Government International Bonds 5.38%, 4/14/2036	300,000	302,912
TRINIDAD AND TOBAGO — 0.8%
Trinidad & Tobago Government International Bonds 6.50%, 1/28/2036 (a)	500,000	513,212
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,084,343)		6,558,620

Security Description	Shares	Value
COMMON STOCKS — 0.0%
NETHERLANDS — 0.0%
Stichting Administratiekantoor (d) (f) (Cost $0)	485	$—
SHORT-TERM INVESTMENT — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (g) (h) (Cost $4,109,803)	4,109,803	4,109,803
TOTAL INVESTMENTS — 111.0% (Cost $77,490,688)		77,235,402
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.0)%		(7,647,932)
NET ASSETS — 100.0%		$69,587,470

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 15.5% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $1,594,
representing less than 0.05% of the Fund's net assets.

(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$66,565,385	$1,594	$66,566,979
Foreign Government Obligations	—	6,558,620	—	6,558,620
Common Stocks	—	—	0 (a)	0
Short-Term Investment	4,109,803	—	—	4,109,803
TOTAL INVESTMENTS	$4,109,803	$73,124,005	$1,594	$77,235,402

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,392,157	$3,392,157	$84,404,625	$83,686,979	$—	$—	4,109,803	$4,109,803	$92,365
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 21.2%
AEROSPACE & DEFENSE — 0.4%
Northrop Grumman Corp. 4.65%, 7/15/2030	$991,000	$992,259
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	791,000	889,527
		1,881,786
AGRICULTURE — 0.5%
Altria Group, Inc.:
4.50%, 8/6/2030	245,000	243,089
6.20%, 11/1/2028	137,000	141,731
BAT Capital Corp. 4.91%, 4/2/2030	23,000	23,117
BAT International Finance PLC 5.93%, 2/2/2029	419,000	432,022
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	440,000	434,830
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	1,269,000	1,296,068
		2,570,857
AUTO MANUFACTURERS — 0.4%
Hyundai Capital America:
4.55%, 9/26/2029 (a)	729,000	723,809
5.40%, 6/24/2031 (a)	902,000	915,007
		1,638,816
BANKS — 4.1%
Bank of America Corp.:
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	901,000	905,974
SOFR + 1.00%, 5.16%, 1/24/2031 (b)	531,000	538,131
Bank of Montreal SOFR + 1.25%, 4.64%, 9/10/2030 (b)	1,088,000	1,084,943
CaixaBank SA SOFR + 1.21%, 4.82%, 4/22/2032 (a) (b)	915,000	907,387
Canadian Imperial Bank of Commerce SOFR + 0.60%, 4.24%, 9/8/2028 (b)	1,395,000	1,390,536
Citigroup, Inc.:
SOFR + 1.17%, 4.50%, 9/11/2031 (b)	549,000	541,671
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	1,251,000	1,242,268
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	538,000	539,356
Goldman Sachs Group, Inc.:
SOFR + 0.90%, 4.15%, 10/21/2029 (b)	447,000	440,706
SOFR + 0.96%, 4.52%, 1/21/2032 (b)	230,000	225,648
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	$1,106,000	$1,075,795
SOFR + 0.92%, 4.55%, 4/22/2028 (b)	1,029,000	1,032,468
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	721,000	724,569
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	272,000	272,579
Morgan Stanley SOFR + 0.96%, 4.56%, 4/10/2030 (b)	1,095,000	1,088,091
Royal Bank of Canada Series GMTN, SOFR + 0.86%, 4.49%, 10/18/2028 (b)	703,000	704,975
Societe Generale SA 3.00%, 1/22/2030 (a)	1,929,000	1,805,312
Truist Financial Corp. Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	1,560,000	1,643,476
Wells Fargo & Co.:
SOFR + 0.72%, 4.58%, 5/20/2029 (b)	529,000	527,767
Series MTN, SOFR + 1.07%, 4.70%, 4/22/2028 (b)	909,000	912,791
SOFR + 1.50%, 5.15%, 4/23/2031 (b)	900,000	909,234
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	1,022,000	1,057,055
		19,570,732
BIOTECHNOLOGY — 0.7%
Amgen, Inc. 4.20%, 2/19/2031	1,151,000	1,128,475
Biogen, Inc. 5.05%, 1/15/2031	914,000	924,639
Illumina, Inc. 4.65%, 9/9/2026	370,000	369,926
Royalty Pharma PLC 4.45%, 3/25/2031	1,125,000	1,106,302
		3,529,342
COMMERCIAL SERVICES — 1.2%
Element Fleet Management Corp.:
4.64%, 11/24/2030 (a)	183,000	180,767
5.04%, 3/25/2030 (a)	1,791,000	1,800,904
Equifax, Inc. 4.80%, 9/15/2029	542,000	542,239
ERAC USA Finance LLC 4.50%, 10/30/2029 (a)	328,000	325,907
Quanta Services, Inc. 4.50%, 1/15/2031	546,000	539,290
Rentokil Terminix Funding PLC 4.63%, 4/23/2031 (a)	942,000	924,243
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Triton Container International Ltd. 3.15%, 6/15/2031 (a)	$1,498,000	$1,355,975
Verisk Analytics, Inc. 4.45%, 3/15/2031	150,000	146,796
		5,816,121
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75%, 6/6/2028	686,000	699,370
American Express Co. SOFR + 1.26%, 4.73%, 4/25/2029 (b)	1,426,000	1,429,879
Aviation Capital Group LLC:
4.80%, 10/24/2030 (a)	1,201,000	1,189,819
6.25%, 4/15/2028 (a)	129,000	131,900
Avolon Holdings Funding Ltd.:
5.38%, 5/30/2030 (a)	1,102,000	1,114,408
6.38%, 5/4/2028 (a)	414,000	424,801
Charles Schwab Corp. SOFR + 0.94%, 4.34%, 11/14/2031 (b)	1,136,000	1,117,370
		6,107,547
ELECTRIC — 1.8%
American Electric Power Co., Inc. 5.20%, 1/15/2029	1,201,000	1,219,087
Black Hills Corp. 4.55%, 1/31/2031	941,000	926,123
CenterPoint Energy, Inc. 5.40%, 6/1/2029	269,000	274,684
Constellation Energy Generation LLC 3.90%, 1/8/2028	798,000	791,177
Dominion Energy, Inc. 5.00%, 6/15/2030	526,000	531,507
DTE Energy Co. 5.20%, 4/1/2030	534,000	541,780
ENEL Finance International NV 4.38%, 9/30/2030 (a)	322,000	316,333
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	873,000	874,371
Evergy, Inc. 4.25%, 3/15/2029	79,000	78,084
Exelon Corp. 5.15%, 3/15/2029	548,000	555,217
FirstEnergy Transmission LLC 4.55%, 1/15/2030	10,000	9,924
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (a)	922,000	915,371
Pinnacle West Capital Corp.:
4.65%, 6/1/2029	234,000	234,035
4.90%, 5/15/2028	236,000	236,876
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	$861,000	$883,076
Southern Power Co. Series A, 4.25%, 10/1/2030	370,000	363,470
		8,751,115
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Molex Electronic Technologies LLC 4.75%, 4/30/2028 (a)	498,000	498,533
ELECTRONICS — 0.1%
Hubbell, Inc. 4.65%, 6/15/2031	235,000	234,072
ENGINEERING & CONSTRUCTION — 0.3%
Jacobs Solutions, Inc. 4.75%, 3/3/2031	522,000	516,300
MasTec, Inc. 4.50%, 8/15/2028 (a)	946,000	936,994
		1,453,294
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 4.75%, 7/15/2030	908,000	912,731
FOOD — 0.3%
Mars, Inc. 4.80%, 3/1/2030 (a)	1,120,000	1,123,293
Sysco Corp. 5.10%, 9/23/2030	456,000	460,355
		1,583,648
FOREST PRODUCTS & PAPER — 0.2%
Suzano Austria GmbH 3.75%, 1/15/2031 (c)	1,167,000	1,094,599
GAS — 0.3%
NiSource, Inc.:
4.75%, 5/18/2031	234,000	233,085
5.20%, 7/1/2029	893,000	906,502
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	142,000	140,512
		1,280,099
HEALTH CARE PRODUCTS — 0.6%
Augusta SpinCo Corp. 4.40%, 3/23/2029	1,096,000	1,088,306
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	639,000	633,671
4.80%, 8/14/2029	1,211,000	1,217,018
		2,938,995
HEALTH CARE SERVICES — 0.5%
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,237,000	1,122,738
4.35%, 4/1/2030	684,000	674,766
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Quest Diagnostics, Inc. 4.20%, 6/30/2029	$507,000	$501,099
		2,298,603
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	78,000	78,386
INSURANCE — 0.3%
Brown & Brown, Inc.:
4.50%, 3/15/2029	110,000	109,231
4.70%, 6/23/2028	111,000	110,962
New York Life Global Funding 4.70%, 1/29/2029 (a)	43,000	43,105
Progressive Corp. 4.60%, 3/26/2031	1,091,000	1,087,258
		1,350,556
INTERNET — 0.3%
Airbnb, Inc. 4.40%, 3/16/2029	1,094,000	1,087,688
Uber Technologies, Inc. 4.15%, 1/15/2031	486,000	474,540
		1,562,228
IRON/STEEL — 0.5%
ArcelorMittal SA 4.25%, 7/16/2029	1,145,000	1,128,810
Vale Overseas Ltd. 3.75%, 7/8/2030	1,145,000	1,090,635
		2,219,445
IT SERVICES — 0.1%
Dell International LLC/EMC Corp. 4.50%, 2/15/2031	680,000	670,881
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (a)	1,096,000	1,106,861
LODGING — 0.1%
Marriott International, Inc. 4.80%, 3/15/2030	663,000	665,745
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.50%, 10/16/2030	1,126,000	1,109,436
Otis Worldwide Corp. 4.49%, 5/7/2029	460,000	458,188
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/2030	1,106,000	1,112,758
		2,680,382
MINING — 0.1%
Rio Tinto Finance USA PLC 4.88%, 3/14/2030	629,000	634,856
MISCELLANEOUS MANUFACTURER — 0.1%
Textron, Inc. 3.90%, 9/17/2029	208,000	202,623
Security Description	Principal Amount	Value
OIL & GAS — 0.3%
Cenovus Energy, Inc. 4.65%, 3/20/2031	$1,127,000	$1,112,540
Devon Energy Corp. 5.25%, 10/15/2027	89,000	89,028
		1,201,568
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 4.45%, 9/1/2026	329,000	328,901
PHARMACEUTICALS — 0.2%
AbbVie, Inc. 4.88%, 3/15/2030	343,000	346,804
Cardinal Health, Inc. 5.13%, 2/15/2029	435,000	439,902
		786,706
PIPELINES — 1.5%
Boardwalk Pipelines LP 4.45%, 7/15/2027	288,000	287,565
Cheniere Energy Partners LP 4.50%, 10/1/2029	913,000	906,098
DCP Midstream Operating LP 5.13%, 5/15/2029	111,000	112,241
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	150,000	147,087
Enbridge, Inc. 6.00%, 11/15/2028	225,000	231,750
Energy Transfer LP 6.05%, 12/1/2026	1,035,000	1,041,272
Kinder Morgan, Inc. 5.00%, 2/1/2029	422,000	425,832
MPLX LP 4.80%, 2/15/2029	911,000	912,585
Targa Resources Corp. 4.35%, 4/15/2031	1,142,000	1,114,935
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	649,000	654,529
Western Midstream Operating LP:
4.05%, 2/1/2030	624,000	604,787
6.35%, 1/15/2029	74,000	76,528
Williams Cos., Inc. 4.80%, 11/15/2029	632,000	634,269
		7,149,478
REAL ESTATE INVESTMENT TRUSTS — 2.2%
Agree LP 2.90%, 10/1/2030	889,000	825,596
American Tower Corp. 4.90%, 3/15/2030	1,786,000	1,793,966
CubeSmart LP 4.38%, 2/15/2029	1,839,000	1,824,067
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	988,000	976,332
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Essential Properties LP 2.95%, 7/15/2031	$1,036,000	$936,409
Extra Space Storage LP 5.50%, 7/1/2030	1,869,000	1,912,230
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	459,000	458,963
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	986,000	878,033
Store Capital LLC 4.95%, 2/11/2031	932,000	920,024
		10,525,620
RETAIL — 0.3%
Darden Restaurants, Inc. 4.35%, 10/15/2027	249,000	248,280
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	1,129,000	1,108,678
		1,356,958
SOFTWARE — 0.1%
Paychex, Inc. 5.10%, 4/15/2030	392,000	395,250
Roper Technologies, Inc. 4.25%, 9/15/2028	247,000	245,024
		640,274
TELECOMMUNICATIONS — 0.4%
T-Mobile USA, Inc. 3.50%, 4/15/2031	2,042,000	1,927,771
TRANSPORTATION — 0.3%
Canadian Pacific Railway Co. 4.80%, 3/30/2030	1,063,000	1,068,347
Ryder System, Inc. 4.30%, 12/1/2030	430,000	423,752
		1,492,099
TRUCKING & LEASING — 0.4%
GATX Corp.:
4.00%, 6/30/2030	427,000	415,723
4.70%, 4/1/2029	521,000	520,401
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	1,028,000	1,039,534
		1,975,658
WATER — 0.1%
Essential Utilities, Inc.:
3.57%, 5/1/2029	10,000	9,695
4.80%, 8/15/2027	523,000	524,318
		534,013
TOTAL CORPORATE BONDS & NOTES (Cost $101,888,519)		101,251,899
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 16.6%
AUTOMOBILE — 1.5%
Ally Auto Receivables Trust Series 2024-2, Class A3, 4.14%, 7/16/2029	$578,163	$577,760
American Credit Acceptance Receivables Trust Series 2025-3, Class A, 4.73%, 1/12/2029 (a)	692,639	693,482
AmeriCredit Automobile Receivables Trust:
Series 2026-1, Class A1, 3.99%, 3/18/2027 (a)	320,638	320,611
Series 2026-1, Class A2, 4.03%, 4/18/2029 (a)	950,000	948,062
CarMax Auto Owner Trust Series 2026-1, Class A3, 4.04%, 3/17/2031	900,000	892,455
Carvana Auto Receivables Trust:
Series 2021-N4, Class D, 2.30%, 9/11/2028	711,201	699,551
Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	298,409
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	522,943
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2, 4.83%, 10/16/2028	112,528	112,593
GLS Auto Receivables Issuer Trust Series 2025-1A, Class C, 5.07%, 11/15/2030 (a)	550,000	551,663
Westlake Automobile Receivables Trust Series 2026-1A, Class A2A, 4.02%, 9/15/2028 (a)	1,500,000	1,497,827
		7,115,356
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% *
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 5.05%, 2/15/2039 (a) (b)	150,262	150,234
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 2/17/2039 (a) (b)	24,184	24,184
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
LoanCore Issuer Ltd. Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 5.04%, 11/15/2038 (a) (b)	$4,936	$4,945
		179,363
CREDIT CARD — 0.1%
Avant Credit Card Master Trust Series 2025-1A, Class A, 4.89%, 4/15/2031 (a)	627,000	621,307
HOME EQUITY ABS — 0.5%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.32%, 10/25/2034 (b)	389,083	353,499
RCKT Mortgage Trust Series 2026-CES5, Class A1A, 5.25%, 5/25/2056 (a) (c)	1,986,888	1,979,765
Washington Mutual Asset-Backed Certificates Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 3.90%, 10/25/2036 (b)	246,898	82,368
		2,415,632
OTHER ABS — 14.3%
AB Issuer LLC Series 2026-1A, Class A2, 6.41%, 4/30/2056 (a)	800,000	802,061
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	121,054	121,535
Series 2024-3AL, Class A, 5.01%, 12/26/2031 (a)	141,257	141,613
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	24,339	24,384
Affirm Asset Securitization Trust:
Series 2025-X2, Class A, 4.45%, 10/15/2030 (a)	394,068	394,318
Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	1,729,000	1,730,690
Affirm Master Trust:
Series 2025-1A, Class B, 5.13%, 2/15/2033 (a)	200,000	200,480
Series 2025-1A, Class C, 5.28%, 2/15/2033 (a)	200,000	200,186
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	500,000	498,286
ARES LXI CLO Ltd. Series 2021-61A, Class A1R2, 3 mo. USD Term SOFR + 1.21%, 4.85%, 4/20/2037 (a) (b)	1,000,000	1,000,217
Security Description	Principal Amount	Value
Avant Loans Funding Trust:
Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	$250,000	$251,369
Series 2025-REV1, Class A, 5.12%, 5/15/2034 (a)	750,000	751,568
Series 2025-REV1, Class B, 5.42%, 5/15/2034 (a)	250,000	250,346
Bain Capital Credit CLO Ltd.:
Series 2021-3A, Class AR, 3 mo. USD Term SOFR + 1.06%, 4.73%, 7/24/2034 (a) (b)	1,000,000	999,638
Series 2022-6A, Class A1R, 3 mo. USD Term SOFR + 1.37%, 5.03%, 1/22/2038 (a) (b)	500,000	501,099
Balboa Bay Loan Funding Ltd. Series 2023-2A, Class A1R, 3 mo. USD Term SOFR + 1.15%, 4.83%, 10/20/2036 (a) (b)	1,000,000	999,626
Benefit Street Partners CLO 46 Ltd. Series 2025-46A, Class A, 3 mo. USD Term SOFR + 1.21%, 4.88%, 1/25/2039 (a) (b)	2,000,000	1,999,844
Bridge Street CLO V Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.22%, 4.90%, 4/20/2038 (a) (b)	1,000,000	999,513
Carlyle U.S. CLO Ltd.:
Series 2021-9A, Class AR, 3 mo. USD Term SOFR + 1.11%, 4.79%, 10/20/2034 (a) (b)	1,000,000	1,000,314
Series 2017-3A, Class A1R2, 3 mo. USD Term SOFR + 1.40%, 5.07%, 10/21/2037 (a) (b)	500,000	501,272
CarVal CLO IX-C Ltd. Series 2024-1A, Class AR, 3 mo. USD Term SOFR + 1.32%, 4.98%, 4/20/2037 (a) (b)	500,000	504,310
CIFC Funding Ltd.:
Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.09%, 4.77%, 7/16/2035 (a) (b)	1,050,000	1,050,508
Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.21%, 4.89%, 10/20/2038 (a) (b)	1,000,000	1,001,182
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2021-5A, Class A1R, 3 mo. USD Term SOFR + 1.26%, 4.93%, 1/15/2038 (a) (b)	$1,000,000	$1,000,285
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1R, 3 mo. USD Term SOFR + 1.10%, 4.78%, 4/20/2034 (a) (b)	1,000,000	999,018
Columbia Cent CLO 33 Ltd. Series 2024-33A, Class A1R, 3 mo. USD Term SOFR + 1.26%, 4.88%, 4/20/2037 (a) (b)	1,000,000	1,001,228
Compass Datacenters Issuer III LLC Series 2025-1A, Class A3, 5.85%, 2/25/2050 (a)	800,000	798,102
Crown City CLO IV Series 2022-4A, Class A1R2, 3 mo. USD Term SOFR + 1.28%, 4.91%, 4/20/2037 (a) (b)	1,000,000	1,000,994
CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	700,000	676,638
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	840,275
Dryden 83 CLO Ltd. Series 2020-83A, Class AR2, 3 mo. USD Term SOFR + 1.21%, 4.85%, 4/18/2037 (a) (b)	500,000	499,999
Elmwood CLO IV Ltd. Series 2020-1A, Class ARR, 3 mo. USD Term SOFR + 1.25%, 4.93%, 4/18/2037 (a) (b)	1,000,000	1,009,242
Flatiron CLO 31 Ltd. Series 2025-31A, Class X, 3 mo. USD Term SOFR + 0.85%, 4.53%, 1/18/2039 (a) (b)	916,667	916,416
GreenSky Home Improvement Issuer Trust:
Series 2025-3A, Class A1, 4.34%, 12/27/2060 (a)	267,657	267,409
Series 2025-2A, Class A4, 4.89%, 6/25/2060 (a)	107,305	107,062
Series 2025-1A, Class A4, 5.22%, 3/25/2060 (a)	214,262	215,119
Invesco U.S. CLO Ltd. Series 2024-3A, Class AR, 3 mo. USD Term SOFR + 1.21%, 4.83%, 7/20/2037 (a) (b)	1,000,000	1,004,877
Security Description	Principal Amount	Value
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	$236,630	$193,519
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A, 2.64%, 10/15/2046 (a)	683,678	649,112
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, 3 mo. USD Term SOFR + 1.40%, 5.07%, 7/21/2038 (a) (b)	2,000,000	2,009,706
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.20%, 4.87%, 1/25/2039 (a) (b)	2,000,000	2,002,744
Mariner Finance Issuance Trust Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	300,000	301,052
OCP CLO Ltd. Series 2024-31A, Class AR, 3 mo. USD Term SOFR + 1.15%, 4.83%, 4/20/2039 (a) (b)	500,000	500,081
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR, 3 mo. USD Term SOFR + 0.99%, 4.67%, 7/20/2034 (a) (b)	2,000,000	2,001,122
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2, 3 mo. USD Term SOFR + 1.28%, 4.96%, 7/19/2038 (a) (b)	1,000,000	1,000,711
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	355,900	355,860
Peace Park CLO Ltd. Series 2021-1A, Class AR, 3 mo. USD Term SOFR + 1.25%, 4.93%, 10/20/2038 (a) (b)	1,000,000	1,000,797
Peebles Park CLO Ltd. Series 2024-1A, Class AR, 3 mo. USD Term SOFR + 1.22%, 4.83%, 4/21/2037 (a) (b)	1,500,000	1,508,098
Reach ABS Trust:
Series 2026-1A, Class A, 4.32%, 2/15/2033 (a)	530,122	529,807
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	168,532	168,721
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	750,000	742,468
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 5.29%, 4/20/2037 (a) (b)	$1,000,000	$1,000,000
RR 34 Ltd. Series 2024-34RA, Class A1R, 3 mo. USD Term SOFR + 1.35%, 5.02%, 10/15/2039 (a) (b)	600,000	600,801
RR 8 Ltd. Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.23%, 4.90%, 1/15/2039 (a) (b)	2,000,000	2,001,002
Sierra Timeshare Receivables Funding LLC Series 2026-1A, Class A, 4.56%, 12/22/2042 (a)	842,273	834,072
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	310,074	306,985
SoFi Consumer Loan Program Trust:
Series 2026-1, Class A, 4.06%, 12/26/2035 (a)	925,938	923,224
Series 2026-2, Class A, 4.27%, 3/25/2036 (a)	1,315,075	1,313,335
Series 2026-3, Class A, 4.46%, 6/25/2035 (a)	1,525,000	1,524,956
Series 2025-3, Class A, 4.47%, 8/15/2034 (a)	163,890	163,858
Series 2025-4, Class B, 4.60%, 8/25/2035 (a)	1,000,000	995,805
Series 2025-3, Class B, 4.67%, 8/15/2034 (a)	550,000	548,881
Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	149,082	149,281
Series 2025-2, Class B, 4.97%, 6/25/2034 (a)	400,000	401,055
Series 2025-3, Class C, 5.04%, 8/15/2034 (a)	1,800,000	1,796,046
Series 2025-1, Class B, 5.12%, 2/27/2034 (a)	750,000	752,740
Steele Creek CLO Ltd. Series 2019-2A, Class ARR, 3 mo. USD Term SOFR + 1.00%, 4.67%, 7/15/2032 (a) (b)	460,283	459,869
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 5.03%, 10/15/2037 (a) (b)	1,000,000	1,001,215
Switch ABS Issuer LLC Series 2026-1A, Class A21, 5.61%, 3/27/2056 (a)	1,000,000	1,003,880
Security Description	Principal Amount	Value
Tesla Sustainable Energy Trust Series 2024-1A, Class A2, 5.08%, 6/21/2050 (a)	$292,158	$290,896
Trestles CLO VI Ltd. Series 2023-6A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 4.85%, 4/25/2038 (a) (b)	500,000	499,286
Unity-Peace Park CLO Ltd. Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.06%, 4.74%, 4/20/2035 (a) (b)	1,000,000	999,538
Upgrade Master Pass-Thru Trust:
Series 2025-ST4, Class A, 5.50%, 8/16/2032 (a)	598,612	597,571
Series 2025-ST2, Class A, 6.11%, 6/15/2032 (a)	270,131	270,736
Upstart Securitization Trust:
Series 2026-1, Class A2, 4.30%, 3/20/2036 (a)	750,000	747,609
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	901,384	901,091
Series 2026-3, Class A2, 4.77%, 7/20/2036 (a) (d)	1,550,000	1,549,064
Series 2025-3, Class B, 5.02%, 9/20/2035 (a)	650,000	647,282
Series 2025-2, Class A2, 5.22%, 6/20/2035 (a)	550,547	551,544
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	674,638	675,641
Voya CLO Ltd.:
Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.21%, 4.89%, 1/20/2039 (a) (b)	1,000,000	1,000,670
Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.52%, 5.19%, 4/15/2037 (a) (b)	500,000	500,000
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.28%, 4.96%, 10/20/2038 (a) (b)	2,500,000	2,504,305
Wellington Management CLO 4 Ltd. Series 2025-4A, Class A, 3 mo. USD Term SOFR + 1.15%, 4.83%, 4/18/2038 (a) (b)	1,000,000	999,100
Wendy's Funding LLC Series 2018-1A, Class A2II, 3.88%, 3/15/2048 (a)	457,332	446,925
		68,183,084
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
STUDENT LOAN ABS — 0.2%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	$55,730	$49,904
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	178,656	162,255
Navient Refinance Loan Trust Series 2026-B, Class A, 5.07%, 6/15/2056 (a)	750,000	749,597
		961,756
WL COLLATERAL CMO — 0.0% *
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	88,890	88,908
TOTAL ASSET-BACKED SECURITIES (Cost $79,642,827)		79,565,406
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Mortgage Corp.:
5.00%, 10/1/2045	974,950	970,451
5.00%, 6/1/2053	483,080	477,203
5.50%, 8/1/2043	791,301	805,359
5.50%, 7/1/2053	1,775,181	1,789,528
5.50%, 2/1/2055	571,392	579,200
6.00%, 3/1/2056	2,143,000	2,202,852
Federal Home Loan Mortgage Corp. REMICS:
Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 4.14%, 6/25/2050 (b)	690,618	681,920
Series 5646, Class FB, 30 day USD SOFR Average + 1.00%, 4.63%, 6/25/2055 (b)	743,040	740,978
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	242,523	230,156
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	699,823	610,886
Series 5473, Class DF, CMO, 30 day USD SOFR Average + 1.15%, 4.78%, 11/25/2054 (b)	204,607	205,611
Series 5512, Class FA, CMO, 30 day USD SOFR Average + 0.90%, 4.53%, 3/25/2055 (b)	1,694,642	1,687,275
Security Description	Principal Amount	Value
Series 5644, Class FE, CMO, 30 day USD SOFR Average + 0.85%, 4.48%, 4/25/2056 (b)	$1,731,861	$1,724,083
Series 5658, Class FC, CMO, 30 day USD SOFR Average + 1.05%, 4.68%, 5/25/2056 (b)	1,940,661	1,936,538
Series 5664, Class FD, CMO, 30 day USD SOFR Average + 0.85%, 4.48%, 11/25/2055 (b)	2,162,493	2,158,314
Series 5669, Class FB, CMO, 30 day USD SOFR Average + 0.75%, 4.38%, 6/25/2056 (b)	3,100,934	3,088,304
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 4.88%, 3/25/2044 (a) (b)	342,739	342,866
Series 2025-DNA1, Class M1, CMO, 30 day USD SOFR Average + 1.05%, 4.68%, 1/25/2045 (a) (b)	418,939	418,787
Series 2025-HQA1, Class A1, CMO, 30 day USD SOFR Average + 0.95%, 4.58%, 2/25/2045 (a) (b)	1,086,000	1,086,556
Series 2026-DNA2, Class M1, CMO, 30 day USD SOFR Average + 1.20%, 4.83%, 3/25/2046 (a) (b)	1,805,314	1,805,779
Federal National Mortgage Association:
3.00%, 11/1/2033	312,263	301,599
3.00%, 11/1/2036	101,724	95,998
5.00%, 8/1/2043	561,772	562,563
5.50%, 4/1/2045	451,424	456,874
5.50%, 8/1/2045	782,510	791,958
5.50%, 4/1/2054	544,680	552,857
5.50%, 1/1/2055	1,962,554	1,978,286
5.50%, 2/1/2055	569,990	578,167
5.50%, 4/1/2055	901,531	906,673
6.00%, 6/1/2055	1,107,064	1,144,391
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 4.24%, 2/25/2038 (b)	618,694	618,585
Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 4.24%, 11/25/2046 (b)	583,261	581,029
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2022-68, Class FB, CMO, 30 day USD SOFR Average + 0.87%, 4.50%, 10/25/2052 (b)	$716,458	$712,798
Series 2025-15, Class FQ, CMO, 30 day USD SOFR Average + 1.20%, 4.83%, 4/25/2055 (b)	470,922	472,896
Series 2026-27, Class QF, CMO, 30 day USD SOFR Average + 1.15%, 4.78%, 4/25/2056 (b)	836,131	838,611
Series 2026-56, Class F, CMO, 30 day USD SOFR Average + 0.75%, 4.36%, 9/25/2054 (b)	2,200,000	2,197,435
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 4.21%, 12/25/2040 (b)	84,775	84,270
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 4.19%, 3/25/2046 (b)	156,199	154,868
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.04%, 12/25/2047 (b)	114,194	111,789
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.04%, 6/25/2048 (b)	124,938	122,423
Government National Mortgage Association REMICS:
Series 2025-205, Class FD, CMO, 30 day USD SOFR Average + 1.15%, 4.76%, 11/20/2055 (b)	1,555,108	1,562,987
Series 2025-211, Class FD, CMO, 30 day USD SOFR Average + 1.10%, 4.71%, 12/20/2055 (b)	1,229,462	1,232,789
Series 2026-100, Class FN, CMO, 30 day USD SOFR Average + 0.80%, 4.39%, 6/20/2056 (b)	2,250,000	2,238,013
Series 2026-108, Class MF, CMO, 30 day USD SOFR Average + 0.80%, 4.39%, 6/20/2056 (b)	3,100,000	3,100,619
Series 2026-61, Class KF, CMO, 30 day USD SOFR Average + 0.65%, 4.26%, 4/20/2056 (b)	2,244,823	2,227,970
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,327,268)		47,169,094
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 23.0%
U.S. Treasury Inflation-Indexed Bonds 2.38%, 1/15/2027	$4,572,965	$4,563,141
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	4,987,762	4,892,099
1.63%, 10/15/2027	4,607,908	4,586,128
U.S. Treasury Notes:
0.50%, 6/30/2027	18,060,000	17,429,311
0.75%, 1/31/2028	24,500,000	23,224,277
0.88%, 11/15/2030	19,300,000	16,757,828
3.50%, 10/31/2027	39,000,000	38,664,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,926,089)		110,117,628
MORTGAGE-BACKED SECURITIES — 12.8%
ACRA Trust Series 2026-NQM1, Class A1, CMO, VRN, 5.57%, 6/25/2066 (a) (b)	1,489,894	1,489,168
Aspire Mortgage Trust Series 2026-2, Class A1, CMO, VRN, 5.33%, 4/26/2066 (a) (b)	2,715,480	2,702,942
Barclays Mortgage Loan Trust Series 2025-NQM3, Class A3, CMO, 5.95%, 5/25/2065 (a) (c)	1,640,173	1,643,062
BRAVO Residential Funding Trust Series 2026-NQM4, Class A1, CMO, VRN, 5.18%, 3/25/2066 (a) (b)	2,920,429	2,901,446
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 4.74%, 7/25/2037 (b)	2,365,357	1,901,733
COLT Mortgage Loan Trust:
Series 2025-12, Class A3, CMO, 5.39%, 1/26/2071 (a) (c)	2,404,435	2,383,581
Series 2026-3, Class A1, CMO, VRN, 5.12%, 5/25/2071 (a) (b)	991,909	984,636
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	422,337	185,350
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	218,927	103,276
Ellington Financial Mortgage Trust:
Series 2026-NQM1, Class A2, CMO, 5.06%, 2/25/2071 (a) (c)	959,772	947,543
Series 2026-NQM1, Class A3, CMO, 5.11%, 2/25/2071 (a) (c)	959,772	945,745
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2026-NQM3, Class A3, CMO, 5.38%, 3/25/2071 (a) (c)	$957,467	$948,163
Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (c)	619,957	620,679
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 5.17%, 3/15/2039 (a) (b)	200,000	200,242
GS Mortgage-Backed Securities Trust:
Series 2025-NQM2, Class A1, CMO, 5.65%, 6/25/2065 (a) (c)	410,431	410,488
Series 2025-NQM2, Class A3, CMO, 5.90%, 6/25/2065 (a) (c)	410,431	410,880
Series 2025-NQM5, Class A3, CMO, 5.42%, 7/25/2065 (a) (c)	799,559	793,943
Series 2026-NQM2, Class A2, CMO, 5.19%, 11/25/2061 (a) (c)	920,329	910,671
Series 2026-NQM2, Class A3, CMO, 5.34%, 11/25/2061 (a) (c)	920,329	915,666
JP Morgan Mortgage Trust:
Series 2025-NQM1, Class A3, CMO, 5.97%, 6/25/2065 (a) (c)	730,321	731,694
Series 2025-NQM4, Class A3, CMO, 5.26%, 3/25/2066 (a) (c)	439,210	434,017
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class ASB, 3.49%, 3/15/2050	235,041	234,323
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (a) (c)	217,449	217,593
Series 2021-GS2, Class A1, 5.75%, 4/25/2061 (a) (c)	179,612	179,895
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.08%, 11/25/2036 (b)	1,880,769	1,724,439
MFA Trust:
Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (c)	353,594	352,959
Series 2025-NQM4, Class A3, CMO, 5.69%, 8/25/2070 (a) (c)	1,648,756	1,639,189
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW1, Class A1, CMO, VRN, 5.28%, 4/27/2071 (a) (b)	2,949,808	2,934,095
Security Description	Principal Amount	Value
New Residential Mortgage Loan Trust Series 2026-NQM7, Class A1, CMO, VRN, 5.42%, 6/25/2066 (a) (b)	$1,732,824	$1,726,215
OBX Trust:
Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (c)	381,298	381,651
Series 2024-NQM16, Class A1, CMO, 5.53%, 10/25/2064 (a) (c)	531,997	532,395
Series 2025-NQM14, Class A3, CMO, 5.62%, 7/25/2065 (a) (c)	2,288,082	2,279,773
Series 2025-NQM7, Class A1, CMO, 5.56%, 5/25/2055 (a) (c)	2,583,473	2,586,556
Series 2025-NQM8, Class A1, CMO, 5.47%, 3/25/2065 (a) (c)	665,288	665,328
PRKCM Trust:
Series 2026-AFC2, Class A1, CMO, VRN, 5.37%, 4/25/2061 (a) (b)	3,939,069	3,928,525
Series 2026-AFC3, Class A1, CMO, VRN, 5.38%, 5/1/2061 (a) (b)	992,287	989,012
Series 2026-AFC4, Class A1, CMO, VRN, 5.60%, 7/25/2061 (a) (b)	2,000,000	1,998,681
PRPM Trust:
Series 2025-NQM2, Class A1, CMO, 5.69%, 4/25/2070 (a) (c)	2,871,565	2,875,605
Series 2025-NQM6, Class A3, CMO, 5.34%, 12/25/2070 (a) (c)	881,729	874,682
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, 6.00%, 7/25/2036	2,589,144	480,044
Santander Mortgage Asset Receivable Trust Series 2025-NQM5, Class A3, CMO, 5.47%, 8/25/2065 (a) (c)	866,636	859,692
SG Residential Mortgage Trust Series 2026-3, Class A1, CMO, VRN, 5.19%, 4/25/2066 (a) (b)	2,978,608	2,954,417
Verus Securitization Trust:
Series 2022-3, Class A1, 5.13%, 2/25/2067 (a) (c)	552,492	517,680
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (c)	601,383	600,406
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (c)	316,900	316,859
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (c)	253,820	255,038
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2024-6, Class A3, CMO, 6.15%, 7/25/2069 (a) (c)	$175,389	$175,930
Series 2025-10, Class A2, CMO, 5.21%, 6/25/2070 (a) (c)	465,263	461,204
Series 2025-5, Class A1, CMO, 5.43%, 6/25/2070 (a) (c)	756,645	756,809
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	703,508	703,711
Series 2026-4, Class A1, CMO, VRN, 5.00%, 4/25/2071 (a) (b)	992,406	982,986
Series 2026-R3, Class A1, CMO, VRN, 5.19%, 2/27/2068 (a) (b)	1,898,459	1,889,061
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 3.91%, 12/25/2036 (b)	1,275,954	1,116,540
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 4.17%, 10/25/2035 (b)	194,976	181,907
TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,515,185)		60,938,125
COMMERCIAL MORTGAGE BACKED SECURITIES — 11.6%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2, 3.90%, 8/10/2035 (a)	400,000	386,713
245 Park Avenue Trust Series 2017-245P, Class A, 3.51%, 6/5/2037 (a)	400,000	395,110
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 4.79%, 9/15/2034 (a) (b)	200,000	199,769
A10 Issuer LLC Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.47%, 5.09%, 5/15/2042 (a) (b)	440,000	440,033
Acore Issuer LLC Series 2026-FL1, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 8/20/2043 (a) (b)	500,000	500,201
ACREC LLC:
Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 4.95%, 8/18/2042 (a) (b)	210,000	209,999
Security Description	Principal Amount	Value
Series 2026-FL4, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 1/18/2043 (a) (b)	$430,000	$429,998
ALA Trust Series 2025-OANA, Class A, 1 mo. USD Term SOFR + 1.74%, 5.37%, 6/15/2040 (a) (b)	290,000	291,076
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	137,543
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 4.99%, 1/20/2043 (a) (b)	450,000	450,035
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.04%, 1/15/2037 (a) (b)	85,443	85,443
ARDN Mortgage Trust Series 2025-ARCP, Class A, 1 mo. USD Term SOFR + 1.75%, 5.38%, 6/15/2035 (a) (b)	350,000	349,921
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.02%, 12/17/2029 (a) (b)	320,000	320,195
AREIT Trust:
Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 4.86%, 1/20/2037 (a) (b)	503,895	503,926
Series 2025-CRE11, Class A, 1 mo. USD Term SOFR + 1.55%, 5.19%, 7/25/2043 (a) (b)	380,000	380,961
ARES Commercial Mortgage Trust:
Series 2024-IND, Class A, 1 mo. USD Term SOFR + 1.69%, 5.32%, 7/15/2041 (a) (b)	400,000	401,636
Series 2026-GCP, Class B, 1 mo. USD Term SOFR + 1.50%, 5.13%, 2/15/2043 (a) (b)	290,000	289,983
Bank:
Series 2017-BNK6, Class XA, IO, 0.89%, 7/15/2060 (b)	790,616	3,633
Series 2020-BN26, Class XA, IO, VRN, 1.30%, 3/15/2063 (b)	1,232,430	40,484
Bank5:
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	195,000	196,704
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2026-5YR23, Class XA, IO, 1.30%, 7/15/2031 (b) (d)	$11,372,000	$547,107
Series 2025-5YR18, Class XA, IO, VRN, 1.25%, 12/15/2058 (b)	6,858,692	274,066
Series 2023-5YR2, Class A3, VRN, 6.66%, 7/15/2056 (b)	953,000	980,152
Bank5 Trust:
Series 2024-5YR6, Class A3, 6.23%, 5/15/2057	547,000	563,692
Series 2025-5YR13, Class XA, IO, VRN, 1.28%, 1/15/2058 (a) (b)	7,592,293	248,669
Barclays Commercial Mortgage Trust Series 2019-C3, Class ASB, 3.46%, 5/15/2052	255,904	252,527
BBCMS Mortgage Trust:
Series 2025-C35, Class A1, 4.67%, 7/15/2058	220,533	218,694
Series 2025-5C34, Class XA, IO, VRN, 1.39%, 5/15/2058 (b)	5,297,468	205,764
Series 2025-5C38, Class XA, IO, VRN, 1.67%, 11/15/2058 (b)	4,860,000	265,620
Series 2025-C32, Class XA, IO, VRN, 1.34%, 2/15/2062 (b)	2,414,040	185,327
Series 2026-5C41, Class XA, IO, VRN, 1.38%, 5/15/2069 (b)	19,197,362	952,343
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.22%, 9/19/2039 (a) (b)	284,277	284,566
Series 2025-FL15, Class A, 1 mo. USD Term SOFR + 1.40%, 5.04%, 3/19/2043 (a) (b)	450,000	450,505
Series 2025-FL16, Class A, 1 mo. USD Term SOFR + 1.40%, 5.04%, 6/19/2043 (a) (b)	340,000	339,946
Series 2026-FL17, Class A, 1 mo. USD Term SOFR + 1.35%, 4.99%, 5/19/2043 (a) (b)	730,000	730,099
Benchmark Mortgage Trust:
Series 2018-B6, Class A2, 4.20%, 10/10/2051	125,440	124,557
Series 2019-B14, Class A2, 2.91%, 12/15/2062	273,705	264,530
Series 2025-B41, Class A1, 4.40%, 7/15/2068	109,079	107,571
Series 2026-B43, Class A1, 4.65%, 4/15/2063	730,049	723,279
Security Description	Principal Amount	Value
Series 2018-B1, Class XA, IO, 0.64%, 1/15/2051 (b)	$1,296,357	$7,156
Series 2019-B15, Class XA, IO, VRN, 0.91%, 12/15/2072 (b)	3,764,315	81,241
Series 2025-V17, Class XA, IO, VRN, 1.73%, 9/15/2058 (b)	4,580,000	239,405
Series 2025-V18, Class XA, IO, VRN, 1.47%, 10/15/2058 (a) (b)	8,223,098	382,885
Series 2026-V20, Class XA, IO, VRN, 1.44%, 2/15/2059 (b)	10,866,073	538,387
Series 2026-V22, Class XA, IO, VRN, 1.22%, 5/15/2059 (a) (b)	11,673,190	508,977
BLP Commercial Mortgage Trust:
Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 4.97%, 3/15/2041 (a) (b)	190,254	190,296
Series 2025-IND, Class A, 1 mo. USD Term SOFR + 1.20%, 4.83%, 3/15/2042 (a) (b)	251,563	250,873
BMO Mortgage Trust:
Series 2025-5C12, Class XA, IO, VRN, 1.66%, 10/15/2058 (b)	7,193,762	374,745
Series 2025-5C13, Class XA, IO, VRN, 1.41%, 12/15/2058 (b)	10,072,056	456,312
Series 2025-C11, Class XA, IO, VRN, 1.32%, 2/15/2058 (b)	2,048,785	151,588
BMP Commercial Mortgage Trust Series 2024-MF23, Class B, 1 mo. USD Term SOFR + 1.64%, 5.27%, 6/15/2041 (a) (b)	154,000	154,124
BRSP Ltd.:
Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 5.58%, 8/19/2037 (a) (b)	219,000	219,011
Series 2026-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 8/19/2043 (a) (b)	590,000	590,556
BSPRT Issuer LLC Series 2026-FL13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.14%, 10/18/2043 (a) (b)	570,000	570,926
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 4.47%, 10/15/2036 (a) (b)	$23,856	$23,856
Series 2021-ACNT, Class B, 1 mo. USD Term SOFR + 1.36%, 4.99%, 11/15/2038 (a) (b)	241,221	241,221
Series 2021-ACNT, Class C, 1 mo. USD Term SOFR + 1.61%, 5.24%, 11/15/2038 (a) (b)	164,103	164,103
Series 2022-AHP, Class AS, 1 mo. USD Term SOFR + 1.49%, 5.12%, 1/17/2039 (a) (b)	266,000	265,945
Series 2024-AIRC, Class B, 1 mo. USD Term SOFR + 2.14%, 5.77%, 8/15/2041 (a) (b)	173,450	173,895
Series 2024-MDHS, Class B, 1 mo. USD Term SOFR + 1.84%, 5.47%, 5/15/2041 (a) (b)	217,000	217,212
Series 2024-MF, Class B, 1 mo. USD Term SOFR + 1.69%, 5.32%, 2/15/2039 (a) (b)	199,227	199,479
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.39%, 5.02%, 3/15/2041 (a) (b)	246,475	246,687
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.01%, 8/15/2042 (a) (b)	144,192	144,392
Series 2026-ALOHA, Class A, 1 mo. USD Term SOFR + 1.35%, 4.98%, 4/15/2043 (a) (b)	340,000	340,077
Series 2026-CSMO, Class A, 1 mo. USD Term SOFR + 1.40%, 5.03%, 2/15/2043 (a) (b)	290,000	290,568
Series 2026-LP3, Class C, 1 mo. USD Term SOFR + 1.75%, 5.38%, 4/15/2043 (a) (b)	495,305	496,541
Series 2026-XL6, Class A, 1 mo. USD Term SOFR + 1.20%, 4.83%, 3/15/2043 (a) (b)	289,341	289,191
BX Mortgage Trust:
Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 4.43%, 10/15/2036 (a) (b)	210,000	209,935
Security Description	Principal Amount	Value
Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.41%, 5.04%, 10/15/2036 (a) (b)	$300,000	$299,402
BX Trust:
Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 4.38%, 10/15/2026 (a) (b)	214,868	214,802
Series 2021-BXMF, Class C, 1 mo. USD Term SOFR + 1.31%, 4.93%, 10/15/2026 (a) (b)	250,679	250,659
Series 2021-LBA, Class BV, 1 mo. USD Term SOFR + 1.41%, 5.04%, 2/15/2036 (a) (b)	266,000	265,850
Series 2021-LGCY, Class B, 1 mo. USD Term SOFR + 0.97%, 4.59%, 10/15/2036 (a) (b)	147,000	146,962
Series 2022-LBA6, Class B, 1 mo. USD Term SOFR + 1.30%, 4.93%, 1/15/2039 (a) (b)	320,000	319,902
Series 2022-VAMF, Class B, 1 mo. USD Term SOFR + 1.28%, 4.91%, 1/15/2039 (a) (b)	202,537	202,474
Series 2024-CNYN, Class C, 1 mo. USD Term SOFR + 1.94%, 5.57%, 4/15/2041 (a) (b)	177,100	177,191
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.17%, 3/15/2030 (a) (b)	221,710	220,997
Series 2026-OPTM, Class C, 1 mo. USD Term SOFR + 1.60%, 5.23%, 3/15/2039 (a) (b)	200,000	198,378
Series 2026-ORBT, Class A, 1 mo. USD Term SOFR + 1.40%, 5.03%, 7/15/2043 (a) (b) (d)	410,000	410,000
BXMT Ltd.:
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.41%, 5.05%, 5/15/2038 (a) (b)	209,686	208,249
Series 2026-FL6, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 8/19/2043 (a) (b)	590,000	590,382
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	300,000	295,593
CD Mortgage Trust Series 2017-CD5, Class AAB, 3.22%, 8/15/2050	104,129	103,526
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	$270,000	$268,990
Citigroup Commercial Mortgage Trust:
Series 2018-B2, Class AAB, 3.96%, 3/10/2051	247,136	245,906
Series 2023-PRM3, Class B, VRN, 6.57%, 7/10/2028 (a) (b)	350,000	356,276
Series 2023-SMRT, Class B, VRN, 6.05%, 6/12/2040 (a) (b)	220,000	221,950
COMM Mortgage Trust Series 2024-277P, Class A, 6.34%, 8/10/2044 (a)	290,000	299,723
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class ASB, 3.19%, 6/15/2050	131,588	130,969
Series 2017-C8, Class XA, IO, 1.19%, 6/15/2050 (b)	227,620	1,198
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (b)	650,541	4,849
Series 2017-CX9, Class XA, IO, 0.71%, 9/15/2050 (b)	888,251	2,948
Series 2018-CX11, Class ASB, VRN, 4.03%, 4/15/2051 (b)	771,509	769,375
D2 Multifamily Credit Issuer Ltd. Series 2026-FL1, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 11/19/2043 (a) (b)	620,000	620,581
DBGS Mortgage Trust Series 2021-W52, Class A, 1 mo. USD Term SOFR + 1.66%, 5.29%, 10/15/2039 (a) (b)	230,000	229,770
DBJPM Mortgage Trust Series 2020-C9, Class ASB, 1.88%, 8/15/2053	287,368	272,344
EQUS Mortgage Trust:
Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 1.02%, 4.65%, 10/15/2038 (a) (b)	143,809	143,787
Series 2021-EQAZ, Class B, 1 mo. USD Term SOFR + 1.36%, 4.99%, 10/15/2038 (a) (b)	198,776	198,799
Extended Stay America Trust Series 2026-ESH2, Class A, 1 mo. USD Term SOFR + 1.20%, 4.83%, 2/15/2043 (a) (b)	271,707	271,888
Security Description	Principal Amount	Value
FS Commercial Mortgage Trust Series 2026-PALM, Class A, 1 mo. USD Term SOFR + 1.40%, 5.05%, 7/15/2041 (a) (b) (d)	$270,000	$270,000
FS Rialto Issuer LLC:
Series 2026-FL11, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 1/19/2044 (a) (b)	560,000	561,457
Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.58%, 5.22%, 5/16/2038 (a) (b)	51,047	51,050
FS Rialto Issuer Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.00%, 11/16/2036 (a) (b)	833,340	833,341
GPMT Ltd.:
Series 2021-FL3, Class AS, 1 mo. USD Term SOFR + 1.96%, 5.60%, 7/16/2035 (a) (b)	187,326	188,284
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.11%, 12/15/2036 (a) (b)	474,946	475,459
GS Mortgage Securities Corp. II Series 2024-70P, Class A, VRN, 5.49%, 3/10/2041 (a) (b)	410,000	407,614
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.17%, 8/10/2050 (b)	348,009	2,154
Series 2020-GC47, Class XA, IO, VRN, 1.24%, 5/12/2053 (b)	2,095,062	74,092
GWT Trust Series 2024-WLF2, Class A, 1 mo. USD Term SOFR + 1.69%, 5.32%, 5/15/2041 (a) (b)	300,000	300,572
Hilton USA Trust Series 2016-HHV, Class A, 3.72%, 11/5/2038 (a)	400,000	398,565
INCREF LLC:
Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.37%, 10/19/2042 (a) (b)	390,000	390,936
Series 2026-FL2, Class A, 1 mo. USD Term SOFR + 1.45%, 5.12%, 12/19/2043 (a) (b)	770,000	770,796
Series 2026-FL3, Class A, 1 mo. USD Term SOFR + 1.40%, 5.05%, 1/19/2044 (a) (b)	800,000	800,496
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	$123,772	$123,361
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 4.47%, 4/15/2037 (a) (b)	176,584	175,165
Series 2016-JP4, Class XA, IO, 0.78%, 12/15/2049 (b)	1,075,276	660
JPMCC Commercial Mortgage Securities Trust:
Series 2019-COR4, Class ASB, 3.94%, 3/10/2052	253,012	251,343
Series 2019-COR5, Class XA, IO, VRN, 1.57%, 6/13/2052 (b)	906,791	27,537
KIND Commercial Mortgage Trust Series 2024-1, Class A, 1 mo. USD Term SOFR + 1.89%, 5.52%, 8/15/2041 (a) (b)	300,000	300,230
LEX Trust Series 2026-450, Class A, 1 mo. USD Term SOFR + 1.35%, 4.98%, 3/15/2043 (a) (b)	200,000	200,036
LMNT CRE LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.55%, 5.19%, 7/21/2043 (a) (b)	500,000	500,475
LoanCore Issuer LLC:
Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.02%, 8/17/2042 (a) (b)	320,000	320,367
Series 2025-CRE9, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 8/18/2042 (a) (b)	450,000	450,510
MF1 Series 2024-FL16, Class A, 1 mo. USD Term SOFR + 1.54%, 5.18%, 11/18/2039 (a) (b)	490,000	491,067
MF1 LLC:
Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 5.79%, 6/19/2037 (a) (b)	133,241	133,272
Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 4.96%, 2/18/2040 (a) (b)	320,000	319,953
Series 2026-FL21, Class A, 1 mo. USD Term SOFR + 1.35%, 4.99%, 2/18/2041 (a) (b)	590,000	589,797
Security Description	Principal Amount	Value
Series 2026-FL22, Class A, 1 mo. USD Term SOFR + 1.40%, 5.04%, 11/18/2043 (a) (b)	$610,000	$610,656
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 4.99%, 2/19/2037 (a) (b)	115,027	115,027
Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 4.83%, 10/16/2036 (a) (b)	46,032	46,030
MHP Trust Series 2021-STOR, Class B, 1 mo. USD Term SOFR + 1.01%, 4.64%, 7/15/2038 (a) (b)	230,000	229,866
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 5.49%, 5/15/2036 (a) (b)	127,000	15,591
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	97,748	96,373
Series 2016-UB12, Class XA, IO, 0.76%, 12/15/2049 (b)	1,068,064	1,805
Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	122,629	121,819
NYC Commercial Mortgage Trust Series 2026-1PARK, Class B, 1 mo. USD Term SOFR + 1.50%, 5.13%, 2/15/2043 (a) (b)	290,000	289,275
NYO Commercial Mortgage Trust Series 2021-1290, Class A1, 1 mo. USD Term SOFR + 1.21%, 4.84%, 11/15/2038 (a) (b)	270,000	269,940
PFP Ltd.:
Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 5.44%, 9/17/2039 (a) (b)	387,292	387,850
Series 2026-13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.14%, 8/18/2043 (a) (b)	390,000	391,572
PLYM Commercial Mortgage Trust Series 2026-IND, Class A, 1 mo. USD Term SOFR + 1.25%, 4.88%, 3/15/2043 (a) (b)	300,000	300,142
PRM5 Trust Series 2025-PRM5, Class B, VRN, 4.92%, 3/10/2033 (a) (b)	320,000	316,763
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
RFR Trust Series 2025-SGRM, Class B, VRN, 5.86%, 3/11/2041 (a) (b)	$307,500	$308,233
SCG Trust Series 2025-SNIP, Class A, 1 mo. USD Term SOFR + 1.50%, 5.13%, 9/15/2042 (a) (b)	320,000	320,744
SCOTT Trust Series 2023-SFS, Class AS, 6.20%, 3/10/2040 (a)	330,000	333,026
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.51%, 5.14%, 5/15/2038 (a) (b)	280,000	279,597
SMRT Commercial Mortgage Trust Series 2022-MINI, Class C, 1 mo. USD Term SOFR + 1.55%, 5.18%, 1/15/2039 (a) (b)	340,000	339,687
SPGN Trust Series 2026-TFLM, Class A, 1 mo. USD Term SOFR + 1.30%, 4.93%, 2/15/2041 (a) (b)	290,000	288,716
SREIT Trust:
Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 4.56%, 11/15/2036 (a) (b)	260,000	259,962
Series 2021-PALM, Class A, 1 mo. USD Term SOFR + 0.70%, 4.33%, 10/15/2034 (a) (b)	370,000	370,000
Starwood LLC Series 2025-FL4, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 11/19/2042 (a) (b)	315,000	315,372
TCO Commercial Mortgage Trust Series 2024-DPM, Class B, 1 mo. USD Term SOFR + 1.59%, 5.22%, 12/15/2039 (a) (b)	250,000	249,975
TRTX Issuer Ltd.:
Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.54%, 5.17%, 9/18/2042 (a) (b)	240,000	240,708
Series 2025-FL7, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 6/18/2043 (a) (b)	410,000	410,744
TYSN Mortgage Trust Series 2023-CRNR, Class A, VRN, 6.80%, 12/10/2033 (a) (b)	350,000	360,843
UBS Commercial Mortgage Trust:
Series 2017-C7, Class ASB, 3.59%, 12/15/2050	188,627	187,486
Security Description	Principal Amount	Value
Series 2018-C11, Class ASB, 4.12%, 6/15/2051	$119,278	$118,653
Series 2019-C16, Class ASB, 3.46%, 4/15/2052	213,260	210,020
Series 2017-C1, Class XA, IO, 1.61%, 6/15/2050 (b)	488,689	3,017
VASA Trust Series 2021-VASA, Class A, 1 mo. USD Term SOFR + 1.01%, 4.64%, 7/15/2039 (a) (b)	314,847	308,559
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	100,000	99,863
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	85,964	84,638
Series 2024-3, Class A, VRN, 6.65%, 6/25/2054 (a) (b)	781,185	792,982
Series 2024-5, Class A, VRN, 5.49%, 10/25/2054 (a)	628,390	625,838
Series 2025-4, Class A, VRN, 5.19%, 9/25/2055 (a) (b)	3,130,676	3,094,468
VMC Finance LLC Series 2026-FL6, Class A, 1 mo. USD Term SOFR + 1.60%, 5.24%, 11/19/2043 (a) (b)	760,000	760,247
Wells Fargo Commercial Mortgage Trust:
Series 2018-C43, Class A3, 3.75%, 3/15/2051	159,449	157,264
Series 2019-C53, Class ASB, 2.96%, 10/15/2052	288,636	282,448
Series 2021-C60, Class A2, 2.04%, 8/15/2054	3,602	3,584
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	381,255	364,428
Series 2025-AGLN, Class B, 1 mo. USD Term SOFR + 1.94%, 5.57%, 7/15/2037 (a) (b)	350,000	350,219
Series 2025-C64, Class A1, 5.02%, 2/15/2058	50,597	50,596
Series 2019-C51, Class XA, IO, VRN, 1.41%, 6/15/2052 (b)	850,857	25,540
Series 2019-C52, Class XA, IO, VRN, 1.69%, 8/15/2052 (b)	2,341,139	85,308
Series 2025-5C7, Class XA, IO, VRN, 1.65%, 12/15/2058 (b)	7,631,222	406,308
Series 2025-C64, Class XA, IO, VRN, 1.24%, 2/15/2058 (b)	2,235,301	151,794
Series 2026-5C8, Class XA, IO, VRN, 1.58%, 3/15/2059 (b)	11,803,743	644,944
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2026-5C9, Class XA, IO, VRN, 1.46%, 5/15/2059 (b)	$7,212,885	$375,927
WFRBS Commercial Mortgage Trust Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	23,573	23,210
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $57,522,101)		55,581,927
SENIOR FLOATING RATE LOANS — 1.9%
AEROSPACE & DEFENSE — 0.1%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/31/2031 (b)	175,184	175,799
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/31/2031 (b)	66,635	66,869
		242,668
BIOTECHNOLOGY — 0.1%
BioMarin Pharmaceutical, Inc. Term Loan B, 6 mo. USD Term SOFR + 1.75%, 5.43%, 4/27/2033 (b)	370,000	370,370
COMMERCIAL SERVICES — 0.1%
APi Group DE, Inc. 2026 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 5/16/2033 (b)	474,462	474,109
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.39%, 6/24/2031 (b)	36,933	36,882
Trans Union LLC 2024 Term Loan B9, 1 mo. USD Term SOFR + 1.75%, 5.39%, 6/24/2031 (b)	152,675	152,484
		663,475
COMPUTERS — 0.1%
CACI International, Inc. 2026 Incremental Term Loan B2, 1 mo. USD Term SOFR + 1.75%, 5.39%, 3/9/2033 (b)	359,100	358,727
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.1%
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/22/2028 (b)	$386,512	$387,326
DISTRIBUTION/WHOLESALE — 0.2%
Core & Main LP 2026 Term Loan B (e)	45,000	45,000
Gates Global LLC 2024 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.39%, 6/4/2031 (b)	277,179	277,083
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B, 6 mo. USD Term SOFR + 2.00%, 5.64%, 6/13/2031 (b)	44,100	44,169
Resideo Funding, Inc. 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.63%, 2/11/2028 (b)	135,833	136,088
Resideo Funding, Inc. 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.67%, 8/13/2032 (b)	298,822	299,320
		801,660
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Corpay Technologies Operating Co. LLC 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 11/5/2032 (b)	323,306	322,786
CPI Holdco B LLC 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/19/2031 (b)	554,646	553,142
		875,928
ELECTRIC — 0.2%
Alpha Generation LLC 2026 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 6/10/2033 (b)	295,000	292,234
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.42%, 4/16/2031 (b)	524,771	524,988
NRG Energy, Inc. 2026 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 4/28/2033 (b)	159,600	159,580
Pathfinder Power LLC Term Loan B (e)	130,000	129,879
		1,106,681
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.1%
Belden, Inc. Term Loan (e)	$115,346	$115,634
Energizer Holdings, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 3/19/2032 (b)	136,313	136,186
		251,820
ELECTRONICS — 0.0%*
ESCO Technologies, Inc. Term Loan B (e)	80,000	80,000
ENTERTAINMENT — 0.2%
Delta 2 Lux SARL 2024 Term Loan B1, 3 mo. USD Term SOFR + 1.75%, 5.48%, 9/30/2031 (b)	565,000	565,706
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/1/2031 (b)	113,145	112,253
TKO Worldwide Holdings LLC 2026 Term Loan B (e)	458,850	457,928
		1,135,887
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
McKesson Medical-Surgical Top Holdings, Inc. Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/9/2032 (b)	145,000	145,212
Medline Borrower LP 2026 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 5.14%, 5/30/2033 (b)	558,600	555,712
		700,924
HEALTH CARE PROVIDERS & SERVICES — 0.0%*
DaVita, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 5/9/2031 (b)	114,710	114,737
HOME FURNISHINGS — 0.0%*
Somnigroup International, Inc. Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.87%, 10/24/2031 (b)	99,766	100,352
INTERNET & TELECOM — 0.1%
Gen Digital, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 4/16/2032 (b)	59,400	58,710
Go Daddy Operating Co. LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.39%, 11/9/2029 (b)	186,559	182,828
		241,538
Security Description	Principal Amount	Value
MACHINERY — 0.0%*
Allison Transmission, Inc. 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.38%, 1/2/2033 (b)	$84,788	$84,805
MEDIA — 0.0%*
Discovery Global Holdings, Inc. 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/3/2033 (b)	215,769	216,097
PERSONAL PRODUCTS — 0.0%*
Prestige Brands, Inc. 2026 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.62%, 6/13/2033 (b)	41,250	41,340
PIPELINES — 0.1%
Colossus Acquireco LLC 2026 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.37%, 1/31/2033 (b)	408,611	406,484
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00% 5.64%, 1/31/2031 (b)	343,572	343,486
RETAIL — 0.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/20/2030 (b)	475,905	475,707
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/24/2031 (b)	123,032	123,033
		598,740
TOTAL SENIOR FLOATING RATE LOANS (Cost $9,132,087)		9,123,045

	Shares
SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g) (Cost $14,958,647)	14,958,647	14,958,647
TOTAL INVESTMENTS — 100.1% (Cost $483,912,723)		478,705,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(699,268)
NET ASSETS — 100.0%		$478,006,503

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 41.2% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At June 30,2026, the Fund had an unfunded loan commitment of $3,750, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Prestige Brands, Inc.	3,750	3,758	8
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$101,251,899	$—	$101,251,899
Asset-Backed Securities	—	79,565,406	—	79,565,406
U.S. Government Agency Obligations	—	47,169,094	—	47,169,094
U.S. Treasury Obligations	—	110,117,628	—	110,117,628
Mortgage-Backed Securities	—	60,938,125	—	60,938,125
Commercial Mortgage Backed Securities	—	55,581,927	—	55,581,927
Senior Floating Rate Loans	—	9,123,045	—	9,123,045
Short-Term Investment	14,958,647	—	—	14,958,647
TOTAL INVESTMENTS	$14,958,647	$463,747,124	$—	$478,705,771
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$8	$—	$8
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$8	$—	$8
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,659,802	$4,659,802	$280,865,089	$270,566,244	$—	$—	14,958,647	$14,958,647	$546,384
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.6%
ARGENTINA — 0.0% *
Pampa Energia SA 7.75%, 11/14/2037 (a)	$550,000	$561,814
Vista Energy Argentina SAU 7.88%, 4/8/2038 (a)	550,000	566,962
YPF SA 7.00%, 9/30/2033 (b)	370,000	377,452
		1,506,228
AUSTRALIA — 0.0% *
Glencore Funding LLC 5.20%, 7/1/2033 (a)	1,346,000	1,346,202
BERMUDA — 0.0% *
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/2033	1,360,000	1,333,874
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,054,546	1,086,257
Cosan Overseas Ltd. 8.25%, 8/5/2026	1,700,000	1,682,150
CSN Resources SA 5.88%, 4/8/2032	1,600,000	986,656
FS Luxembourg SARL 8.13%, 2/11/2036 (a)	450,000	408,375
Geometrica Par Investimentos SA 7.50%, 12/31/2031	1,473,688	1,499,713
Guara Norte SARL 5.20%, 6/15/2034	140,816	136,262
MARB BondCo PLC 3.95%, 1/29/2031	1,250,000	1,100,487
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,000,000	1,037,840
MV24 Capital BV 6.75%, 6/1/2034	1,344,200	1,341,418
Nexa Resources SA:
6.50%, 1/18/2028	300,000	303,384
6.60%, 4/8/2037	550,000	570,152
Simpar Europe SA 5.20%, 1/26/2031	900,000	756,603
Suzano Netherlands BV 5.50%, 1/15/2036	1,351,000	1,314,928
Unigel Luxembourg SA:
11.00%, 12/31/2028	228,919	4,015
13.50%, 12/31/2027	62,116	1,242
PIK, 11.00%, 12/31/2028 (a)	53,234	934
PIK, 13.50%, 12/31/2027 (a)	44,227	885
Vale Overseas Ltd.:
6.40%, 6/28/2054	491,000	499,656
Security Description	Principal Amount	Value
VRN, 5 yr. CMT + 2.43%, 6.00%, 2/25/2056 (c)	$850,000	$848,215
Vamos Europe SA 9.20%, 1/26/2031 (a)	600,000	573,102
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	986,700	1,056,292
		15,208,566
CANADA — 0.5%
Bank of Nova Scotia SOFR + 1.05%, 4.81%, 2/2/2034 (c)	428,000	421,456
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (a)	130,000	83,132
14.00%, 10/15/2030 (a)	28,000	26,250
Bell Telephone Co. of Canada or Bell Canada VRN, 5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	1,346,000	1,391,118
Canadian Imperial Bank of Commerce SOFR + 0.67%, 4.72%, 6/16/2029 (c)	414,000	414,563
CCL Industries, Inc. 3.05%, 6/1/2030 (a)	1,367,000	1,278,350
Element Fleet Management Corp.:
5.04%, 3/25/2030 (a)	1,277,000	1,284,062
6.32%, 12/4/2028 (a)	1,203,000	1,244,106
Enbridge, Inc. 5.45%, 3/27/2036	667,000	673,797
Garda World Security Corp.:
6.50%, 1/15/2031 (a)	635,000	643,687
8.25%, 8/1/2032 (a)	695,000	711,173
Hydro One, Inc. 4.75%, 5/30/2031	1,651,000	1,654,302
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	470,522
Nutrien Ltd. 4.85%, 5/29/2031	547,000	546,316
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	535,383
Royal Bank of Canada SOFR + 0.98%, 4.31%, 11/3/2031 (c)	1,958,000	1,920,583
TELUS Corp. VRN, 5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (c)	1,301,000	1,344,701
Toronto-Dominion Bank 4.93%, 10/15/2035	657,000	645,502
TransCanada PipeLines Ltd. VRN, 5 yr. CMT + 2.12%, 6.38%, 10/17/2056 (c)	670,000	678,931
Videotron Ltd. 5.70%, 1/15/2035 (a)	1,240,000	1,243,770
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
WSP Global, Inc. 5.04%, 9/18/2031 (a)	$1,643,000	$1,630,628
		18,842,332
CAYMAN ISLANDS — 0.1%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	1,915,000	1,942,844
CHILE — 0.2%
Agrosuper SA 4.60%, 1/20/2032	350,000	332,738
Antofagasta PLC 5.63%, 5/13/2032	600,000	612,876
Banco Santander Chile 4.55%, 11/20/2030 (a)	1,070,000	1,053,747
CAP SA 3.90%, 4/27/2031 (a)	2,000,000	1,686,880
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a)	1,650,481	1,678,654
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	1,032,000	1,062,795
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	1,332,478	1,226,546
Corp. Nacional del Cobre de Chile 3.00%, 9/30/2029	1,000,000	941,090
GNL Quintero SA 4.63%, 7/31/2029	288,400	287,391
Inversiones CMPC SA VRN, 5 yr. CMT + 2.83%, 6.70%, 12/9/2057 (c)	850,000	835,125
		9,717,842
COLOMBIA — 0.2%
AL Candelaria -spain- SA 5.75%, 6/15/2033 (a)	2,265,000	2,096,575
Aris Mining Corp. 8.00%, 10/31/2029 (a)	600,000	621,888
Banco Davivienda SA:
10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (c)	200,000	184,248
5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (c)	600,000	620,496
VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a)(c)	400,000	368,496
VRN, 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a)(c)	500,000	517,080
Ecopetrol SA 5.88%, 11/2/2051	1,050,000	840,745
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	1,200,000	1,096,476
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	298,040	310,859
Frontera Energy Corp. 7.88%, 6/21/2028	400,000	397,788
Security Description	Principal Amount	Value
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	$200,000	$205,980
		7,260,631
DENMARK — 0.0% *
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	210,000	213,931
7.25%, 12/15/2033 (a)	210,000	219,249
		433,180
FRANCE — 0.2%
Altice France SA 6.88%, 7/15/2032 (a)	1,284,481	1,246,280
BPCE SA SOFR + 1.27%, 4.76%, 1/13/2032 (a)(c)	1,338,000	1,317,890
Credit Agricole SA SOFR + 1.36%, 4.82%, 9/25/2033 (a)(c)	1,342,000	1,314,731
Electricite de France SA 4.88%, 9/21/2038 (a)	1,436,000	1,326,491
Opal Bidco SAS 6.50%, 3/31/2032 (a)	1,160,000	1,183,119
Societe Generale SA SOFR + 1.73%, 5.44%, 10/3/2036 (a)(c)	1,363,000	1,342,800
		7,731,311
GERMANY — 0.1%
Daimler Truck Finance North America LLC 4.50%, 4/12/2031 (a)	1,506,000	1,478,004
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	200,000	200,000
		1,678,004
GREECE — 0.0% *
Danaos Corp. 6.88%, 10/15/2032 (a)	515,000	532,041
GUATEMALA — 0.1%
CT Trust 5.13%, 2/3/2032	600,000	569,868
Industrial Subordinated Trust 2 0 VRN, 5 yr. CMT + 2.86%, 6.55%, 4/15/2036 (c)	700,000	708,400
Millicom International Cellular SA:
4.50%, 4/27/2031	400,000	373,752
5.13%, 1/15/2028	630,000	625,369
6.25%, 3/25/2029	360,000	361,325
		2,638,714
HONG KONG — 0.0% *
Seaspan Corp. Pte. Ltd. 5.50%, 8/1/2029 (a)	735,000	717,742
INDIA — 0.2%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	600,000	549,180
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.95%, 2/12/2030	$849,000	$797,821
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	1,241,000	1,150,336
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	900,000	810,198
4.38%, 7/3/2029	200,000	193,956
5.00%, 8/2/2041	300,000	263,334
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	646,000	547,970
Adani Transmission Step-One Ltd. 4.25%, 5/21/2036	1,270,000	1,149,818
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	550,000	548,631
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	1,829,250	1,702,410
JSW Infrastructure Ltd. 4.95%, 1/21/2029	1,100,000	1,089,429
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	492,130
Vedanta Resources Finance II PLC 7.00%, 7/13/2032 (a)(d)	600,000	597,198
		9,892,411
INDONESIA — 0.1%
Freeport Indonesia PT 4.76%, 4/14/2027	900,000	899,163
Indofood CBP Sukses Makmur Tbk. PT 3.40%, 6/9/2031	1,100,000	1,006,612
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	539,040	547,018
Minejesa Capital BV 5.63%, 8/10/2037	850,000	810,313
Pertamina Persero PT:
2.30%, 2/9/2031	300,000	263,532
5.63%, 5/20/2043	600,000	558,738
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	400,000	384,724
5.25%, 10/24/2042	450,000	398,083
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 4/24/2033	964,000	976,754
		5,844,937
Security Description	Principal Amount	Value
IRELAND — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
5.10%, 1/19/2029	$871,000	$879,031
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (c)	1,225,000	1,267,495
AIB Group PLC SOFR + 1.91%, 5.87%, 3/28/2035 (a)(c)	1,256,000	1,300,073
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (a)	1,137,000	1,159,342
Bank of Ireland Group PLC SOFR + 1.16%, 5.00%, 11/12/2032 (a)(c)	641,000	640,237
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	526,747
		5,772,925
ISRAEL — 0.0% *
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	1,323,000	1,394,971
ITALY — 0.1%
ENEL Finance International NV:
4.13%, 9/30/2028 (a)	624,000	616,425
5.13%, 6/26/2029 (a)	526,000	532,396
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a)(c)	1,461,000	1,378,877
		2,527,698
JAMAICA — 0.0% *
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (a)(e)	431,335	21,680
Series 4B, Zero Coupon, 12/31/2030 (a)(e)	612,753	4,389
		26,069
JAPAN — 0.1%
Mizuho Bank Ltd. 5.19%, 4/16/2036 (a)	731,000	725,503
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	260,000	255,923
4.81%, 9/17/2030 (a)	275,000	256,083
7.75%, 7/17/2032 (a)	285,000	295,294
Renesas Electronics Corp. 2.17%, 11/25/2026 (a)	2,472,000	2,446,909
		3,979,712
LUXEMBOURG — 0.0% *
ArcelorMittal SA:
5.38%, 5/19/2036	688,000	681,835
6.00%, 6/17/2034	660,000	689,839
		1,371,674
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
MALAYSIA — 0.0% *
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	$800,000	$793,992
Petronas Capital Ltd. 5.34%, 4/3/2035	550,000	563,178
		1,357,170
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (c)	600,000	597,300
VRN, 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (a)(c)	1,100,000	1,125,234
Banco Nacional de Mexico SA VRN, 5 yr. CMT + 2.68%, 6.70%, 8/7/2036 (a)(c)	1,700,000	1,675,503
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (c)	900,000	882,549
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (c)	1,100,000	1,173,425
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (c)	600,000	590,280
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	495,670	523,482
Cemex SAB de CV VRN, 5 yr. CMT + 3.52%, 7.20%, 6/10/2030 (c)	400,000	416,376
Cometa Energia SA de CV 6.38%, 4/24/2035	288,800	298,183
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	400,000	399,384
Credito Real SAB de CV SOFOM ER Zero Coupon, 12/31/2099	500,000	4,175
Esentia Energy Development SAB de CV:
6.13%, 7/30/2033 (a)	700,000	697,473
6.50%, 7/30/2038 (a)	400,000	393,084
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,287,660	1,307,966
Industrias Penoles SAB de CV 4.75%, 8/6/2050	700,000	573,573
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)(f)(g)	282,000	353
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	879,930	875,090
Orbia Advance Corp. SAB de CV 5.88%, 9/17/2044	650,000	517,517
Security Description	Principal Amount	Value
Saavi Energia SARL 8.88%, 2/10/2035 (a)	$300,000	$328,128
Southern Copper Corp. 5.25%, 11/8/2042	400,000	376,672
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	735,887	711,338
		13,467,085
MOROCCO — 0.0% *
OCP SA 6.75%, 5/2/2034	1,200,000	1,260,679
NETHERLANDS — 0.1%
ING Groep NV SOFR + 1.61%, 5.42%, 3/23/2037 (c)	1,527,000	1,530,955
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.85%, 8/19/2032	1,029,000	1,016,436
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	377,000	398,455
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	299,050	616
Ziggo BV 4.88%, 1/15/2030 (a)	250,000	235,013
		3,181,475
PANAMA — 0.0% *
Generadora de Gatun SA 6.87%, 9/30/2044 (a)	1,100,000	1,136,135
PARAGUAY — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,470,874	1,203,101
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,504,999	1,144,236
		2,347,337
PERU — 0.3%
Banco BBVA Peru SA VRN, 5 yr. CMT + 2.00%, 6.20%, 6/7/2034 (c)	600,000	613,482
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (c)	2,250,000	2,238,030
Banco Internacional del Peru SAA Interbank:
4.80%, 7/15/2031 (a)	600,000	589,056
VRN, 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (c)	1,850,000	1,902,262
InRetail Consumer 3.25%, 3/22/2028	1,800,000	1,730,394
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	500,000	493,750
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	1,029,908	978,958
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.88%, 7/5/2034	$728,527	$743,972
Marcobre SAC 5.75%, 1/22/2036 (a)	400,000	394,088
Minsur SA 4.50%, 10/28/2031	2,200,000	2,098,932
Peru LNG SRL 5.38%, 3/22/2030	1,133,560	1,101,707
Scotiabank Peru SAA VRN, 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a)(c)	200,000	204,776
Volcan Cia Minera SAA 8.50%, 10/28/2032 (a)	700,000	723,324
		13,812,731
SINGAPORE — 0.1%
Oversea-Chinese Banking Corp. Ltd.:
VRN, 5 yr. CMT + 0.80%, 4.55%, 9/8/2035 (c)	700,000	689,892
VRN, 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (c)	1,800,000	1,797,257
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (c)	1,000,000	992,540
VRN, 5 yr. CMT + 1.45%, 3.86%, 10/7/2032 (c)	800,000	791,480
		4,271,169
SOUTH AFRICA — 0.1%
Anglo American Capital PLC 5.25%, 3/19/2036 (a)	1,065,000	1,052,816
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	816,641
		1,869,457
SOUTH KOREA — 0.1%
SK Hynix, Inc. 4.25%, 9/11/2028 (a)	3,555,000	3,527,484
SPAIN — 0.1%
Banco Santander SA 5.44%, 4/15/2036	1,400,000	1,402,016
Grifols SA 4.75%, 10/15/2028 (a)	820,000	804,978
		2,206,994
SWITZERLAND — 0.0% *
UBS Group AG SOFR + 1.34%, 5.01%, 3/23/2037 (a)(c)	1,345,000	1,309,479
UNITED KINGDOM — 0.4%
180 Medical, Inc. 5.30%, 10/8/2035 (a)	1,346,000	1,320,009
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	561,338
Ashtead Capital, Inc. 5.55%, 5/30/2033 (a)	1,304,000	1,315,840
Security Description	Principal Amount	Value
Barclays PLC:
SOFR + 1.51%, 5.59%, 6/26/2037 (c)	$1,372,000	$1,369,791
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	1,298,000	1,296,261
BAT Capital Corp.:
4.54%, 8/15/2047	1,133,000	935,020
5.63%, 8/15/2035	1,268,000	1,307,371
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	1,150,000	1,155,336
Imperial Brands Finance PLC 4.88%, 2/7/2032 (a)(d)	1,322,000	1,313,685
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	759,303
Nationwide Building Society SOFR + 1.65%, 5.54%, 7/14/2036 (a)(c)	1,502,000	1,512,919
NatWest Group PLC VRN, 1 yr. CMT + 0.80%, 4.98%, 6/18/2032 (c)	1,051,000	1,050,538
nVent Finance SARL 5.65%, 5/15/2033	639,000	656,285
Rentokil Terminix Funding PLC 4.63%, 4/23/2031 (a)	686,000	673,069
		15,226,765
UNITED STATES — 8.6%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,495,000	1,513,299
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	342,628
AbbVie, Inc. 4.70%, 5/14/2045	1,332,000	1,193,792
Academy Ltd. 5.88%, 5/15/2031 (a)	615,000	614,846
Acrisure LLC/Acrisure Finance, Inc.:
6.00%, 8/1/2029 (a)	180,000	159,248
6.75%, 7/1/2032 (a)	580,000	521,443
Acushnet Co. 5.63%, 12/1/2033 (a)	1,160,000	1,155,812
ADI Escrow Issuer LLC 7.13%, 7/15/2034 (a)	535,000	545,379
Advance Auto Parts, Inc. 7.38%, 8/1/2033 (a)	305,000	315,895
Advanced Drainage Systems, Inc.:
5.38%, 3/1/2034 (a)	370,000	362,308
6.38%, 6/15/2030 (a)	1,045,000	1,059,327
AEP Texas, Inc.:
5.45%, 5/15/2029	737,000	751,386
Series Q, 5.20%, 4/15/2036	486,000	478,793
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	545,000	567,105
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Airbnb, Inc. 5.25%, 3/16/2036	$1,301,000	$1,296,147
Aircastle Ltd./Aircastle Ireland DAC 5.00%, 5/15/2031 (a)	1,369,000	1,356,036
Allegiant Travel Co. 7.13%, 7/1/2031 (a)	362,000	366,348
Alliant Energy Corp. VRN, 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	665,000	657,466
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/1/2031 (a)	630,000	628,135
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	945,000	987,686
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	635,000	653,840
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	290,000	281,596
6.38%, 10/15/2032 (a)	310,000	308,859
7.75%, 10/15/2033 (a)	425,000	419,968
American Express Co. VRN, 5 yr. CMT + 1.15%, 5.41%, 2/8/2041 (c)	1,624,000	1,624,211
American Tower Corp.:
3.70%, 10/15/2049	444,000	322,988
5.55%, 7/15/2033	618,000	634,161
Amgen, Inc. 5.75%, 3/2/2063	1,837,000	1,781,394
Amphenol Corp. 5.30%, 11/15/2055	935,000	887,539
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	424,103
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 7/1/2034 (a)	469,000	463,072
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	255,000	256,530
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	315,000	303,811
9.75%, 4/15/2030 (a)	365,000	392,200
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	440,000	474,712
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	530,000	539,794
Arizona Public Service Co. 5.90%, 8/15/2055	2,620,000	2,627,284
Arrow Electronics, Inc. 5.88%, 4/10/2034	1,312,000	1,350,586
Security Description	Principal Amount	Value
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	$170,000	$176,994
Artera Services LLC 8.50%, 2/15/2031 (a)	65,000	58,504
Arthur J Gallagher & Co. 4.85%, 12/15/2029	742,000	747,372
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	300,000	284,712
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (a)	240,000	242,779
8.38%, 2/1/2034 (a)	255,000	236,326
AT&T, Inc. 3.50%, 9/15/2053	3,636,000	2,358,746
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	620,000	594,530
Augusta SpinCo Corp. 5.25%, 3/23/2036	543,000	543,011
AutoZone, Inc. 5.13%, 6/15/2030	1,246,000	1,262,161
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	932,000	942,876
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	560,000	574,784
7.75%, 4/15/2030 (a)	310,000	321,489
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 5.00%, 6/15/2036	1,090,000	1,066,249
Bank of America Corp.:
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	1,038,000	924,017
SOFR + 1.57%, 5.49%, 4/23/2037 (c)	492,000	490,765
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	999,000	1,019,030
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	1,065,000	1,088,462
Series OO, VRN, 5 yr. CMT + 2.68%, 6.63%, 5/1/2030 (c)	640,000	658,394
Bank of New York Mellon Corp.:
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	1,117,000	1,130,203
Series M, VRN, 5 yr. CMT + 2.03%, 5.63%, 3/20/2031 (c)	1,111,000	1,105,278
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	714,933
Beach Acquisition Bidco LLC PIK, 10.00%, 7/15/2033 (a)	720,809	817,909
Beacon Point DC LLC 6.13%, 11/30/2042 (a)	1,361,000	1,374,991
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	$410,000	$402,768
Black Hills Corp. 6.00%, 1/15/2035	1,190,000	1,235,648
Block Financial LLC 5.38%, 9/15/2032	1,010,000	989,537
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 7.13%, 6/15/2033 (a)	220,000	222,253
Brown & Brown, Inc. 6.25%, 6/23/2055	535,000	539,740
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	745,965
Builders FirstSource, Inc.:
6.38%, 3/1/2034 (a)	520,000	525,756
6.75%, 5/15/2035 (a)	645,000	657,468
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,341,000	1,295,352
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	1,469,000	1,367,389
CACI International, Inc. 6.38%, 6/15/2033 (a)	245,000	248,489
Cardinal Health, Inc.:
4.50%, 11/15/2044	176,000	149,274
4.60%, 3/15/2043	1,252,000	1,093,384
Carnival Corp. Ltd.:
5.13%, 5/1/2029 (a)	440,000	439,353
6.13%, 2/15/2033 (a)	446,000	451,539
Caturus Energy LLC 7.13%, 5/15/2031 (a)	545,000	539,163
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	1,180,000	1,119,702
4.75%, 2/1/2032 (a)	1,010,000	902,677
5.13%, 5/1/2027 (a)	229,000	228,640
7.38%, 2/1/2036 (a)	155,000	152,086
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	370,000	377,100
6.75%, 4/15/2033	370,000	377,008
Centene Corp. 4.63%, 12/15/2029	650,000	633,126
Charles Schwab Corp.:
SOFR + 0.78%, 4.74%, 5/21/2030 (c)	673,000	674,501
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	682,000	666,996
Chemours Co. 7.88%, 3/15/2034 (a)	155,000	155,780
Cheniere Energy Partners LP 6.05%, 11/30/2056 (a)	784,000	791,644
Cheniere Energy, Inc.:
4.63%, 10/15/2028	1,269,000	1,266,259
5.65%, 4/15/2034	1,251,000	1,283,664
6.00%, 7/30/2056 (a)	111,000	110,937
Security Description	Principal Amount	Value
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	$275,000	$276,243
6.75%, 3/15/2033 (a)	435,000	442,234
Chpe LLC 5.10%, 6/30/2033 (a)	279,000	278,166
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	196,000	180,387
6.00%, 1/15/2029 (a)	480,000	476,021
6.88%, 4/15/2029 (a)	200,000	196,734
Cipher Compute LLC 7.13%, 11/15/2030 (a)	600,000	624,342
Citigroup, Inc.:
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	757,000	746,894
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	518,000	513,110
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	1,115,000	1,118,880
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	600,000	627,156
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (c)	660,000	675,022
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	560,000	568,198
6.75%, 2/15/2030 (a)	685,000	705,694
6.75%, 9/15/2032 (a)	805,000	821,559
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	495,000	512,909
7.50%, 6/1/2029 (a)	300,000	300,318
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (a)	365,000	368,084
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	310,614
6.63%, 8/15/2033 (a)	260,000	225,168
9.00%, 9/30/2029 (a)	420,000	407,786
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	630,000	611,554
CMS Energy Corp. VRN, 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	637,000	650,651
CNH Industrial Capital LLC 4.38%, 3/7/2031	689,000	674,014
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	523,903
CNX Resources Corp. 5.88%, 3/1/2034 (a)	410,000	398,618
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (a)	761,000	760,011
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	935,000	935,963
Commonwealth Edison Co. 5.95%, 6/1/2055	1,233,000	1,255,194
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Constellation Energy Generation LLC 4.40%, 1/15/2031	$1,072,000	$1,053,594
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	590,000	593,634
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	272,662
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,180,000	1,157,285
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	405,000	403,546
Crescent Energy Finance LLC 7.88%, 4/15/2032 (a)	155,000	156,955
CRH SMW Finance DAC 5.13%, 1/9/2030	1,505,000	1,524,731
CSX Corp. 3.80%, 11/1/2046	1,686,000	1,310,325
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	686,000	669,138
CVS Health Corp. VRN, 5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (c)	635,000	661,238
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	1,140,000	1,178,395
Dealer Tire Financial LLC 10.38%, 10/1/2031 (a)(d)	415,000	413,585
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	670,000	670,000
Dell International LLC/EMC Corp. 5.00%, 2/15/2034	1,060,000	1,046,474
Dell, Inc. 6.50%, 4/15/2038	581,000	625,266
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	693,400	573,664
Directv Financing LLC 8.88%, 2/1/2030 (a)	930,000	947,549
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	63,000	62,934
9.25%, 6/1/2032 (a)	835,000	848,118
Discovery Global Holdings, Inc.:
4.05%, 3/15/2029	595,000	589,223
4.28%, 3/15/2032	250,000	224,015
5.05%, 3/15/2042	430,000	314,751
DISH DBS Corp.:
5.13%, 6/1/2029 (f)(g)	870,000	786,367
5.75%, 12/1/2028 (a)	1,190,000	1,153,753
DTE Energy Co. Series C, VRN, 5 yr. CMT + 1.81%, 6.20%, 7/1/2058 (c)	1,085,000	1,094,233
Duke Energy Corp.:
3.95%, 8/15/2047	1,626,000	1,240,134
5.00%, 8/15/2052	394,000	342,768
Security Description	Principal Amount	Value
5.80%, 6/15/2054	$964,000	$939,081
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	1,431,000	1,370,469
Eaton Corp. 4.80%, 3/6/2036	1,031,000	1,011,545
Eli Lilly & Co. 5.60%, 5/20/2056	1,370,000	1,376,165
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	430,000	416,623
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	577,650
6.75%, 7/15/2031 (a)	270,000	279,148
Encompass Health Corp. 5.88%, 6/1/2034 (a)	630,000	628,841
Energizer Holdings, Inc. 6.00%, 9/15/2033 (a)	470,000	452,168
Energy Transfer LP Series G, VRN, 5 yr. CMT + 5.31%, 7.13%, 5/15/2030 (c)	1,330,000	1,374,050
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,270,000	1,312,862
Enterprise Products Operating LLC 5.55%, 2/16/2055	1,235,000	1,196,221
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	659,000	651,217
ERAC USA Finance LLC 5.25%, 4/30/2036 (a)	1,373,000	1,369,362
Essential Properties LP:
5.38%, 7/15/2036	559,000	551,694
5.40%, 12/1/2035	1,747,000	1,732,185
Essential Utilities, Inc. 5.13%, 3/15/2036	540,000	532,451
Evergy Kansas Central, Inc. 5.70%, 3/15/2053	1,312,000	1,305,414
Expand Energy Corp. 4.75%, 2/1/2032	635,000	618,788
Expedia Group, Inc. 3.80%, 2/15/2028	1,293,000	1,276,747
Extra Space Storage LP 5.40%, 2/1/2034	1,250,000	1,261,462
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	300,000	294,201
First Industrial LP 5.25%, 1/15/2031	1,585,000	1,596,317
Flash Compute LLC 7.25%, 12/31/2030 (a)	410,000	421,783
Flex Ltd. 5.38%, 11/13/2035	634,000	625,238
FMC Corp. 8.00%, 6/1/2031 (a)	155,000	161,267
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Ford Motor Credit Co. LLC 6.05%, 3/5/2031	$660,000	$670,032
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (a)	465,000	473,058
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	255,000	249,263
Gabx Leasing LLC 4.63%, 4/15/2031 (a)	774,000	762,978
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	353,201
GATX Corp. 5.20%, 3/15/2044	550,000	511,748
GE HealthCare Technologies, Inc. 4.80%, 1/15/2031	1,262,000	1,263,325
GE Vernova, Inc. 5.50%, 2/4/2056	419,000	406,459
General Motors Financial Co., Inc.:
4.60%, 1/8/2031	1,323,000	1,305,034
5.10%, 9/15/2031	769,000	770,353
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,530,000	1,553,088
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	400,000	411,640
Getty Images, Inc. 10.50%, 11/15/2030 (a)	680,000	567,072
GFL Environmental Holdings U.S., Inc. 5.50%, 2/1/2034 (a)	1,695,000	1,657,676
Goat Holdco LLC 6.75%, 2/1/2032 (a)	655,000	670,504
Goldman Sachs Group, Inc.:
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	198,000	194,254
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	1,316,000	1,286,982
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,230,000	1,234,330
Series Z, VRN, 5 yr. CMT + 2.46%, 6.85%, 2/10/2030 (c)	610,000	627,147
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	370,000	329,222
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	185,000	118,252
Graham Holdings Co. 5.63%, 12/1/2033 (a)	1,150,000	1,138,500
Gray Media, Inc.:
7.25%, 8/15/2033 (a)	610,000	600,490
9.63%, 7/15/2032 (a)	345,000	333,029
Griffon Corp. 5.75%, 3/1/2028	950,000	949,924
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	665,000	647,677
Security Description	Principal Amount	Value
6.38%, 1/15/2030 (a)	$350,000	$354,540
Guardian Life Global Funding 4.33%, 10/6/2030 (a)	1,380,000	1,356,209
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	545,000	556,336
Harvest Midstream I LP:
6.75%, 5/15/2034 (a)	490,000	496,630
7.50%, 5/15/2032 (a)	485,000	502,251
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	255,000	254,531
6.00%, 3/15/2034 (a)	255,000	253,258
7.00%, 6/15/2030 (a)	365,000	378,071
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	365,000	363,956
Hightower Holding LLC 6.75%, 4/15/2029 (a)	610,000	607,767
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 2/15/2035 (a)	775,000	762,817
Hilton Domestic Operating Co., Inc. 5.75%, 9/15/2033 (a)	770,000	772,834
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (a)	1,119,000	1,101,946
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	461,822
Hubbell, Inc. 4.90%, 6/15/2033	758,000	752,512
Huntington Bancshares, Inc. 5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	798,000	688,211
Hyundai Capital America 5.30%, 1/8/2029 (a)	2,462,000	2,488,270
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	345,000	341,095
iHeartCommunications, Inc. 9.13%, 5/1/2029 (a)	155,000	150,404
Illumina, Inc. 4.75%, 12/12/2030	1,047,000	1,040,121
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	315,000	321,032
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	765,000	753,548
Intel Corp. 5.30%, 5/15/2036	683,000	679,134
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	240,000	174,170
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.00%, 5/1/2028 (a)	475,000	434,820
IQVIA, Inc. 6.25%, 6/1/2032 (a)	475,000	483,845
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Iron Mountain, Inc. 7.00%, 2/15/2029 (a)	$470,000	$479,024
J&F Luxembourg Finance SARL 8.50%, 12/1/2032 (a)	400,000	399,340
Jabil, Inc. 4.75%, 2/1/2033	536,000	522,788
Jacobs Solutions, Inc. 5.38%, 3/3/2036	2,205,000	2,169,213
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.63%, 3/10/2037 (a)	412,000	409,446
6.25%, 3/1/2056	1,371,000	1,340,578
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	225,000	204,066
JPMorgan Chase & Co.:
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	658,000	643,406
SOFR + 0.99%, 4.62%, 4/23/2032 (c)	1,384,000	1,368,250
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	1,059,000	1,070,924
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	2,416,000	2,441,392
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	812,000	825,024
K Hovnanian Enterprises, Inc. 8.00%, 4/1/2031 (a)	320,000	330,218
Kennametal, Inc. 5.80%, 5/28/2036	532,000	537,607
Kentucky Utilities Co. 5.85%, 8/15/2055	531,000	532,912
Kinder Morgan Energy Partners LP Series MTN, 6.95%, 1/15/2038	595,000	665,275
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	205,000	207,517
6.75%, 10/1/2035 (a)	205,000	210,283
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	2,368,000	1,685,116
Lamar Media Corp. 5.38%, 11/1/2033 (a)	1,170,000	1,146,647
Las Vegas Sands Corp. 5.65%, 5/18/2033	762,000	762,290
LBM Acquisition LLC 9.50%, 6/15/2031 (a)	215,000	192,128
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	695,000	713,695
LFS Topco LLC 8.75%, 7/15/2030 (a)	355,000	356,615
Liberty Mutual Group, Inc. 5.25%, 5/1/2036 (a)	1,123,000	1,108,671
Liberty Utilities Co. 5.10%, 5/15/2031 (a)	1,106,000	1,103,489
Security Description	Principal Amount	Value
Life Time, Inc. 6.00%, 11/15/2031 (a)	$1,525,000	$1,548,302
LifePoint Health, Inc.:
7.00%, 5/1/2034 (a)	290,000	277,820
10.00%, 6/1/2032 (a)	355,000	353,662
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	850,000	844,526
7.25%, 11/15/2029 (a)	505,000	514,575
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	495,000	511,493
Lockheed Martin Corp. 5.00%, 8/15/2035	1,270,000	1,274,254
Lowe's Cos., Inc. 5.63%, 4/15/2053	742,000	714,798
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	363,186
Madison IAQ LLC 5.88%, 6/30/2029 (a)	1,500,000	1,499,760
Marriott International, Inc.:
4.50%, 10/15/2031	1,289,000	1,270,232
5.30%, 5/15/2034	1,247,000	1,259,844
Mars, Inc. 5.70%, 5/1/2055 (a)	1,389,000	1,367,901
Marsh & McLennan Cos., Inc. 4.95%, 3/15/2036	662,000	651,011
Marvell Technology, Inc. 5.30%, 4/15/2036	1,088,000	1,082,473
MasTec, Inc. 5.90%, 6/15/2029	1,220,000	1,254,965
Matador Resources Co.:
6.00%, 4/15/2034 (a)	495,000	482,407
6.50%, 4/15/2032 (a)	400,000	402,028
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	771,939
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	215,000	214,200
McAfee Corp. 7.38%, 2/15/2030 (a)	150,000	127,469
McDonald's Corp. Series MTN, 4.45%, 3/1/2047	1,431,000	1,207,621
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	265,000	263,990
7.38%, 9/1/2031 (a)	450,000	457,218
Medline Borrower LP 5.25%, 10/1/2029 (a)	2,442,000	2,427,641
Medline Borrower LP/Medline Co-Issuer, Inc. 5.25%, 6/15/2033 (a)	674,000	670,239
Merck & Co., Inc. 5.70%, 9/15/2055	1,581,000	1,589,411
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	590,000	591,068
Michaels Cos., Inc. 8.50%, 3/15/2033 (a)	1,215,000	1,202,777
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	$510,000	$504,869
Molex Electronic Technologies LLC 5.25%, 4/30/2032 (a)	1,390,000	1,411,503
Morgan Stanley:
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,208,000	1,246,426
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	613,000	631,739
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	661,000	652,275
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	757,000	740,490
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	656,000	641,542
Motorola Solutions, Inc. 5.20%, 8/15/2032	1,048,000	1,056,960
MPLX LP 5.30%, 4/1/2036	671,000	661,364
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	520,000	531,814
9.13%, 1/31/2030 (a)	365,000	381,560
National Fuel Gas Co.:
5.05%, 10/15/2031	762,000	758,617
5.95%, 3/15/2035	525,000	540,566
Navient Corp.:
5.00%, 3/15/2027	205,000	203,506
7.88%, 6/15/2032	200,000	186,966
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	205,000	198,875
6.25%, 9/15/2033 (a)	365,000	354,360
Neptune Bidco U.S., Inc. 10.38%, 5/15/2031 (a)	510,000	528,396
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	558,000	617,115
Newell Brands, Inc. 6.38%, 5/15/2030	460,000	466,173
Nexstar Media, Inc.:
6.50%, 9/15/2033 (a)	585,000	585,211
7.25%, 4/15/2034 (a)	250,000	249,325
NextEra Energy Capital Holdings, Inc.:
5.90%, 3/15/2055	684,000	676,291
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	637,000	662,232
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	210,000	217,415
NGPL PipeCo LLC:
3.25%, 7/15/2031 (a)	1,465,000	1,348,064
5.60%, 8/15/2036 (a)	561,000	557,241
NiSource, Inc.:
5.35%, 4/1/2034	1,255,000	1,279,033
Security Description	Principal Amount	Value
5.85%, 4/1/2055	$1,055,000	$1,046,370
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	593,000	613,221
Nissan Motor Acceptance Co. LLC 5.63%, 9/29/2028 (a)	360,000	358,632
Northrop Grumman Corp.:
4.03%, 10/15/2047	861,000	685,502
5.20%, 6/1/2054	1,301,000	1,213,794
Novelis Corp. 6.88%, 1/30/2030 (a)	230,000	235,621
NRG Energy, Inc.:
5.75%, 1/15/2034 (a)	160,000	158,557
6.00%, 2/1/2033 (a)	425,000	427,304
6.13%, 5/15/2036 (a)	310,000	310,326
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/2033 (a)	525,000	549,670
8.75%, 7/1/2034 (a)	295,000	313,051
Olin Corp. 6.63%, 4/1/2033 (a)	260,000	256,885
Olympus Water U.S. Holding Corp.:
6.75%, 8/1/2032 (a)	500,000	488,410
7.25%, 2/15/2033 (a)	430,000	424,969
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	728,000	645,765
3.38%, 2/1/2031	689,000	639,433
OneMain Finance Corp.:
6.13%, 5/15/2030	445,000	444,875
6.50%, 3/15/2033	510,000	501,718
7.50%, 5/15/2031	340,000	351,274
ONEOK, Inc. 5.70%, 11/1/2054	737,000	683,988
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	679,000	671,653
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	431,550
Par Petroleum LLC 7.38%, 6/1/2034 (a)	610,000	617,753
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	575,000	589,099
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/1/2034 (a)	245,000	242,587
Penn Entertainment, Inc. 6.75%, 4/1/2031 (a)	400,000	401,992
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	295,945
6.88%, 5/15/2032 (a)	245,000	239,791
7.88%, 12/15/2029 (a)	340,000	353,481
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	$1,280,000	$1,294,362
Performance Food Group, Inc. 5.63%, 3/1/2034 (a)	305,000	299,550
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	634,000	647,517
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	1,145,000	1,145,263
10.00%, 9/15/2033 (a)	755,000	756,148
Philip Morris International, Inc.:
4.88%, 4/29/2036	1,108,000	1,084,954
5.25%, 2/13/2034	1,158,000	1,176,980
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	966,000	998,631
PNC Financial Services Group, Inc.:
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	427,000	431,424
VRN, 5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	550,000	540,777
PODS LLC 8.75%, 5/15/2031 (a)	370,000	362,075
Post Holdings, Inc.:
6.25%, 10/15/2034 (a)	55,000	54,029
6.38%, 3/1/2033 (a)	535,000	531,052
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	500,000	499,325
Prestige Brands, Inc. 6.25%, 7/15/2034 (a)(d)	120,000	120,000
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,160,000	1,164,605
Progressive Corp. 5.15%, 3/26/2036	1,320,000	1,320,554
PSEG Power LLC 5.20%, 5/15/2030 (a)	426,000	430,537
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	275,000	279,848
Qorvo, Inc. 3.38%, 4/1/2031 (a)	743,000	678,678
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.70%, 4/15/2036 (a)	1,671,000	1,588,402
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,247,000	1,238,483
Quikrete Holdings, Inc. 6.75%, 3/1/2033 (a)	685,000	698,104
QXO Building Products, Inc.:
6.50%, 7/15/2031 (a)	485,000	494,225
6.75%, 4/30/2032 (a)	960,000	990,998
Security Description	Principal Amount	Value
6.88%, 7/15/2034 (a)	$485,000	$497,857
Radiate Holdco LLC/Radiate Finance, Inc. 2025 First Lien First Out Term Loan, 4.50%, 9/15/2026 (a)	90,000	88,981
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	390,000	408,502
9.78%, 2/15/2030 (a)	230,351	228,598
Rentokil Terminix Funding LLC 5.00%, 4/28/2030 (a)	1,261,000	1,264,455
RHP Hotel Properties LP/RHP Finance Corp.:
5.75%, 3/15/2034 (a)	495,000	489,718
6.50%, 6/15/2033 (a)	585,000	600,280
Rio Grande LNG LLC:
5.25%, 6/30/2031 (a)(d)	556,000	556,039
6.15%, 6/30/2041 (a)(d)	225,000	224,987
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	375,000	379,856
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	920,000	934,104
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	350,000	356,377
6.38%, 8/1/2033 (a)	350,000	356,048
6.50%, 6/15/2034 (a)	78,000	79,994
Rollins, Inc. 5.25%, 2/24/2035	1,337,000	1,334,125
Roper Technologies, Inc. 4.25%, 9/15/2028	386,000	382,912
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	631,000	632,565
5.38%, 1/15/2036	546,000	541,965
Royalty Pharma PLC 5.95%, 9/25/2055	779,000	776,094
Sabra Health Care LP 3.20%, 12/1/2031	743,000	673,292
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	240,000	253,183
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	109,000	104,793
10.75%, 3/15/2030 (a)	160,000	152,654
Santander Holdings USA, Inc. SOFR + 1.10%, 5.04%, 6/5/2030 (c)	219,000	218,939
SE Cosmos LLC 8.88%, 5/1/2031 (a)	615,000	632,269
Select Medical Corp. 6.25%, 12/1/2032 (a)	400,000	388,752
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	475,000	441,209
8.88%, 6/15/2032	255,000	262,581
SM Energy Co. 7.00%, 8/1/2032 (a)	410,000	413,706
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	$710,000	$705,428
Solventum Corp. 5.60%, 3/23/2034	1,323,000	1,353,601
Sonoco Products Co. 4.60%, 9/1/2029	322,000	320,033
Sotheby's 8.25%, 4/15/2031 (a)	315,000	313,353
Southern Co. Series 2025, VRN, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	870,000	892,463
Space Exploration Technologies Corp. 5.88%, 7/15/2036 (a)	1,380,000	1,361,729
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	527,000	525,361
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	510,000	491,558
6.50%, 8/15/2032 (a)	950,000	956,336
Staples, Inc. 10.75%, 9/1/2029 (a)	705,000	672,260
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	160,000	157,587
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (a)	615,000	612,146
6.00%, 4/15/2030 (a)	355,000	356,221
7.25%, 4/1/2029 (a)	330,000	340,860
Starz Capital Holdings LLC 5.50%, 4/15/2029 (a)	70,000	63,239
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	781,835
Stingray Compute LLC 6.00%, 6/15/2031 (a)	360,000	360,832
Store Capital LLC 4.95%, 2/11/2031	228,000	225,070
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	630,000	621,104
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	95,000	7,764
Synergy Infrastructure Holdings LLC 7.00%, 7/15/2034 (a)	480,000	486,787
Takeda U.S. Financing, Inc. 5.90%, 7/7/2055	1,302,000	1,313,458
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	305,000	303,103
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.75%, 3/15/2034 (a)	205,000	206,822
7.38%, 2/15/2029 (a)	595,000	610,280
Taylor Morrison Communities, Inc. 5.75%, 11/15/2032 (a)	770,000	792,753
Security Description	Principal Amount	Value
Teleflex, Inc. 5.88%, 1/15/2032 (a)	$245,000	$246,842
Tenet Healthcare Corp.:
5.50%, 11/15/2032 (a)	130,000	129,264
6.00%, 11/15/2033 (a)	130,000	131,134
6.13%, 6/15/2030	565,000	569,141
Textron, Inc. 5.50%, 5/15/2035	1,206,000	1,226,864
T-Mobile USA, Inc.:
3.40%, 10/15/2052	1,412,000	926,046
5.25%, 6/15/2055	898,000	795,439
5.88%, 11/15/2055	784,000	762,707
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,409,000	2,426,104
TransDigm, Inc.:
6.25%, 1/31/2034 (a)	310,000	316,336
6.38%, 5/31/2033 (a)	660,000	666,712
6.75%, 1/31/2034 (a)	310,000	318,138
6.88%, 12/15/2030 (a)	565,000	581,114
Transocean International Ltd. 7.88%, 10/15/2032 (a)	155,000	161,305
Travelers Cos., Inc. 4.60%, 8/1/2043	718,000	640,987
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	230,000	230,623
Truist Financial Corp.:
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	1,228,000	1,237,271
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	529,000	557,307
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	770,000	771,424
Uber Technologies, Inc. 4.80%, 9/15/2034	1,271,000	1,244,182
UKG, Inc. 6.88%, 2/1/2031 (a)	1,375,000	1,335,029
United Airlines Holdings, Inc. 5.38%, 3/1/2031	1,180,000	1,173,014
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,478,000	1,476,995
United Rentals North America, Inc. 5.38%, 11/15/2033 (a)	1,185,000	1,167,889
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.63%, 6/15/2032 (a)	290,000	302,276
Series FEB, 8.63%, 6/15/2032 (a)	160,000	167,186
Uniti Services LLC 7.50%, 10/15/2033 (a)	510,000	537,122
Univision Communications, Inc. 8.50%, 7/31/2031 (a)	705,000	708,328
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	158,522
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	$745,000	$745,358
6.50%, 5/15/2032 (a)	205,000	208,680
Venture Global LNG, Inc.:
6.38%, 12/15/2034 (a)	370,000	363,581
6.63%, 6/15/2036 (a)	250,000	246,418
8.38%, 6/1/2031 (a)	875,000	910,910
9.88%, 2/1/2032 (a)	175,000	186,753
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	390,000	398,935
6.50%, 1/15/2034 (a)	410,000	427,109
7.50%, 5/1/2033 (a)	120,000	131,700
Veralto Corp.:
4.85%, 1/15/2032	1,087,000	1,085,511
5.35%, 9/18/2028	413,000	418,782
5.45%, 9/18/2033	639,000	655,403
VeriSign, Inc.:
5.10%, 7/15/2031	431,000	432,237
5.25%, 6/1/2032	1,552,000	1,558,612
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,226,000	1,223,266
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	325,000	332,511
Verizon Communications, Inc.:
5.75%, 11/30/2045	1,575,000	1,531,798
VRN, 5 yr. CMT + 2.04%, 6.20%, 5/14/2056 (c)	1,113,000	1,125,577
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	2,736,000	2,708,749
Vertiv Holdings Co. 5.80%, 3/15/2056	486,000	478,418
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	1,480,000	1,527,567
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	3,480,000	3,481,984
Viper Energy Partners LLC 4.90%, 8/1/2030	455,000	453,212
Virginia Electric & Power Co.:
5.55%, 8/15/2054	453,000	438,092
Series D, 5.60%, 9/15/2055	649,000	628,952
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	1,392,000	1,367,946
5.55%, 4/30/2036 (a)	684,000	680,402
VoltaGrid LLC 7.38%, 11/1/2030 (a)	410,000	425,818
Voyager Parent LLC 9.25%, 7/1/2032 (a)	700,000	740,222
VSP Optical Group, Inc.:
5.40%, 6/1/2033 (a)	563,000	564,621
5.45%, 12/1/2035 (a)	1,346,000	1,335,232
VT Topco, Inc. 8.50%, 8/15/2030 (a)	290,000	294,486
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	405,000	411,201
Security Description	Principal Amount	Value
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	$1,505,000	$1,555,869
Waste Connections, Inc. 5.25%, 9/1/2035	1,050,000	1,063,408
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	530,000	544,315
Wayfair LLC:
6.75%, 11/15/2032 (a)	510,000	523,760
7.25%, 10/31/2029 (a)	275,000	283,888
WBI Operating LLC 6.50%, 10/15/2033 (a)	595,000	598,665
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	715,000	729,522
WEC Energy Group, Inc. VRN, 5 yr. CMT + 1.91%, 5.63%, 5/15/2056 (c)	931,000	923,394
Wells Fargo & Co.:
SOFR + 0.97%, 4.84%, 5/20/2032 (c)	2,719,000	2,709,538
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	1,345,000	1,342,848
WESCO Distribution, Inc.:
5.50%, 4/15/2034 (a)	430,000	425,455
6.38%, 3/15/2033 (a)	210,000	215,468
Western Midstream Operating LP:
5.50%, 12/15/2035	675,000	667,838
5.70%, 7/1/2036	1,100,000	1,102,057
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/2030	1,225,000	1,232,485
Whirlpool Corp.:
6.50%, 6/15/2033	350,000	303,436
7.50%, 7/1/2031 (a)	365,000	369,603
Williams Cos., Inc. 5.95%, 3/15/2056	1,287,000	1,274,259
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	350,000	369,103
Workday, Inc. 3.80%, 4/1/2032	689,000	641,679
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	580,000	545,281
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	575,938
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,104,131
6.63%, 5/15/2030 (a)	2,395,000	2,450,348
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	702,794
Xylem, Inc. 5.20%, 6/1/2033	753,000	763,098
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Zoetis, Inc. 4.70%, 2/1/2043	$514,000	$459,907
		360,048,159
VIETNAM — 0.0% *
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	904,725	892,801
TOTAL CORPORATE BONDS & NOTES (Cost $528,600,889)		527,614,828
ASSET-BACKED SECURITIES — 10.6%
AASET Ltd. Series 2024-2A, Class A, ABS, 5.93%, 9/16/2049 (a)	2,878,450	2,894,909
AASET MT-1 Ltd. Series 2025-3A, Class B, ABS, 5.73%, 2/16/2050 (a)	3,371,928	3,301,121
AASET Trust Series 2024-1A, Class B, 6.90%, 5/16/2049 (a)	352,041	355,437
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 4.06%, 7/25/2036 (c)	8,129,961	1,898,568
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.67%, 4.32%, 2/25/2037 (c)	2,466,460	985,636
Affirm Asset Securitization Trust Series 2025-X1, Class B, ABS, 5.19%, 4/15/2030 (a)	841,379	841,724
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates:
Series 2002-D, Class M1, ABS, 1 mo. USD Term SOFR - 3.86%, 2.97%, 2/25/2033 (c)	2,391,626	2,121,005
Series 2004-FR1, Class M5, 3.65%, 5/25/2034 (b)	4,804,032	3,624,491
AMSR Trust:
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,751,344
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,664,856
Anthelion CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.18%, 7/20/2036 (a)(c)	4,000,000	4,003,452
Security Description	Principal Amount	Value
APIDOS CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 6.68%, 10/20/2037 (a)(c)	$1,000,000	$1,002,453
Apidos CLO XXXIX Ltd. Series 2022-39A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.23%, 4.90%, 10/21/2038 (a)(c)	1,000,000	1,000,900
APL Finance DAC Series 2025-1A, Class B, 5.28%, 3/20/2036 (a)	1,852,000	1,840,867
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 3.94%, 7/25/2036 (c)	16,562,182	4,113,443
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7, Class A4, ABS, 1 mo. USD Term SOFR + 0.39%, 3.31%, 11/25/2036 (c)	3,584,349	2,649,119
AutoNation Finance Trust Series 2025-1A, Class C, ABS, 5.19%, 12/10/2030 (a)	3,250,000	3,270,340
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	3,000,000	3,016,432
Bain Capital Credit CLO Ltd.:
Series 2019-4A, Class A1RR, ABS, 3 mo. USD Term SOFR + 0.99%, 4.66%, 4/23/2035 (a)(c)	2,000,000	1,999,054
Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 0.94%, 4.62%, 4/18/2034 (a)(c)	2,000,000	1,999,324
Series 2021-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.06%, 4.73%, 7/24/2034 (a)(c)	2,500,000	2,499,095
Series 2021-6A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.09%, 4.76%, 10/21/2034 (a)(c)	1,000,000	1,000,471
Series 2023-2A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.32%, 5.00%, 7/18/2038 (a)(c)	2,000,000	2,001,532
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 6.77%, 10/23/2037 (a)(c)	500,000	495,971
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2025-3A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 6.52%, 7/23/2038 (a)(c)	$1,000,000	$1,000,486
Barrow Hanley CLO III Ltd. Series 2024-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.27%, 4.89%, 4/20/2038 (a)(c)	1,000,000	1,000,500
Bayswater Park CLO Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.21%, 4.89%, 1/20/2039 (a)(c)	3,500,000	3,501,403
Benefit Street Partners CLO 46 Ltd. Series 2025-46A, Class A, ABS, 3 mo. USD Term SOFR + 1.21%, 4.88%, 1/25/2039 (a)(c)	2,000,000	1,999,844
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class D1R2, ABS, 3 mo. USD Term SOFR + 3.10%, 6.78%, 10/20/2037 (a)(c)	1,000,000	1,002,660
Benefit Street Partners CLO XXXII Ltd. Series 2023-32A, Class AR, ABS, 3 mo. USD Term SOFR + 1.21%, 4.88%, 10/25/2038 (a)(c)	5,000,000	5,010,515
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 6.52%, 1/25/2038 (a)(c)	1,000,000	1,001,465
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,018,069	2,886,737
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 7.53%, 7/20/2037 (a)(c)	1,000,000	1,000,244
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.04%, 10/25/2036 (c)	14,040,147	9,572,312
Brant Point CLO Ltd. Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 6.78%, 10/20/2037 (a)(c)	500,000	501,276
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (a)	2,201,585	2,192,196
Security Description	Principal Amount	Value
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 6.93%, 7/15/2030 (a)(c)	$1,000,000	$1,003,778
Series 2021-1A, Class DR, ABS, 3 mo. USD Term SOFR + 2.90%, 6.57%, 4/15/2034 (a)(c)	2,000,000	1,961,400
Canyon CLO Ltd. Series 2020-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 3.10%, 6.77%, 7/15/2034 (a)(c)	1,000,000	995,107
Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, Class DRRR, ABS, 3 mo. USD Term SOFR + 2.85%, 6.53%, 7/20/2034 (a)(c)	1,000,000	987,475
Carlyle U.S. CLO Ltd.:
Series 2021-8A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.27%, 4.94%, 10/15/2038 (a)(c)	3,000,000	3,009,699
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 6.82%, 10/15/2037 (a)(c)	500,000	501,275
Series 2023-3A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.23%, 4.90%, 10/15/2038 (a)(c)	2,500,000	2,506,430
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/25/2036 (a)(c)	1,000,000	1,002,524
Series 2025-5A, Class D1, ABS, 3 mo. USD Term SOFR + 2.60%, 6.25%, 1/15/2039 (a)(c)	2,000,000	2,004,046
Carvana Auto Receivables Trust Series 2025-P2, Class B, ABS, 5.11%, 7/10/2031	1,200,000	1,207,368
CBAM Ltd. Series 2017-1A, Class AR2, ABS, 3 mo. USD Term SOFR + 1.39%, 5.07%, 1/20/2038 (a)(c)	700,000	701,597
Cedar Funding XIX CLO Ltd. Series 2024-19A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 1/23/2038 (a)(c)	1,000,000	1,002,260
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (a)	5,250,000	5,229,432
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CIFC Funding Ltd.:
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 6.73%, 10/20/2037 (a)(c)	$1,000,000	$1,002,384
Series 2020-3A, Class A1R2, ABS, 3 mo. USD Term SOFR + 1.21%, 4.89%, 10/20/2038 (a)(c)	2,750,000	2,753,250
Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.75%, 6.42%, 1/15/2038 (a)(c)	1,000,000	1,001,026
Cloud Capital Holdco LP Series 2024-2A, Class A2, ABS, 5.92%, 11/22/2049 (a)	2,000,000	1,992,401
Clover CLO LLC:
Series 2018-1A, Class A1R3, ABS, 3 mo. USD Term SOFR + 1.31%, 4.97%, 4/20/2037 (a)(c)	500,000	500,521
Series 2021-3A, Class DR, ABS, 3 mo. USD Term SOFR + 2.55%, 6.22%, 1/25/2035 (a)(c)	1,000,000	982,868
Compass Datacenters Issuer II LLC Series 2024-2A, Class B2, 6.00%, 8/25/2049 (a)	250,000	244,431
Crown City CLO I Series 2020-1A, Class A1RR, ABS, 3 mo. USD Term SOFR + 1.37%, 5.05%, 7/20/2038 (a)(c)	2,000,000	2,001,472
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	979,207
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,174,909
DataBank Issuer II LLC Series 2025-1A, Class A2, ABS, 5.18%, 9/27/2055 (a)	3,500,000	3,432,631
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,957,299
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 5.33%, 1/15/2031 (a)(c)	1,626,877	1,627,703
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.28%, 7/15/2035 (a)(c)	1,500,000	1,459,957
Security Description	Principal Amount	Value
Eldridge CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.33%, 5.01%, 10/20/2038 (a)(c)	$1,000,000	$1,001,800
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 6.77%, 10/15/2037 (a)(c)	1,000,000	1,001,184
Empower CLO Ltd.:
Series 2022-1A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.00%, 6.68%, 10/20/2037 (a)(c)	1,000,000	996,196
Series 2023-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.32%, 4.99%, 10/15/2038 (a)(c)	1,000,000	1,000,278
Exeter Automobile Receivables Trust Series 2025-1A, Class A3, ABS, 4.67%, 8/15/2028	190,045	190,088
FHN SBA IO Trust Series 2026-2A, Class A, ABS, IO, 2.70%, 11/25/2037 (a)(c)	86,689,000	6,555,075
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 4.04%, 3/25/2037 (c)	7,730,655	3,997,014
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2028 (a)(c)	3,000,000	2,954,916
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a)(c)	2,650,000	2,548,483
Gilead Aviation LLC Series 2025-1A, Class A, ABS, 5.79%, 3/15/2050 (a)	1,976,841	1,981,810
GLS Auto Select Receivables Trust Series 2024-4A, Class C, ABS, 4.75%, 11/15/2030 (a)	3,700,000	3,691,680
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 4.96%, 1/20/2039 (a)(c)	1,000,000	1,002,149
GoldenTree Loan Management U.S. CLO 27 Ltd. Series 2025-27A, Class D, ABS, 3 mo. USD Term SOFR + 2.60%, 6.28%, 1/20/2039 (a)(c)	1,000,000	1,003,175
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	1,241,218
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class E, ABS, 7.83%, 12/27/2060 (a)	$3,107,000	$3,149,809
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,065,806	724,243
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 4.36%, 3/25/2037 (c)	5,101,334	1,913,439
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,568,250	1,542,158
Hilton Grand Vacations Trust Series 2025-3EXT, Class B, ABS, 4.90%, 10/25/2044 (a)	2,733,840	2,712,394
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (a)	2,281,250	2,259,428
ICG U.S. CLO I Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.38%, 5.06%, 7/18/2038 (a)(c)	1,000,000	1,002,753
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	92,225	92,806
Katayma CLO II Ltd. Series 2024-2A, Class D, ABS, 3 mo. USD Term SOFR + 4.50%, 8.18%, 4/20/2037 (a)(c)	730,000	730,147
Kennedy Lewis CLO 12 Ltd. Series 2023-12A, Class AR, ABS, 3 mo. USD Term SOFR + 1.33%, 5.01%, 7/20/2038 (a)(c)	1,500,000	1,502,676
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 5.79%, 4/20/2031 (a)(c)	363,334	363,278
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 6.62%, 10/21/2037 (a)(c)	1,000,000	993,759
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 6.67%, 7/21/2037 (a)(c)	500,000	484,679
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class B, ABS, 3.43%, 10/15/2046 (a)	634,546	606,016
Security Description	Principal Amount	Value
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.40%, 5.07%, 7/21/2038 (a)(c)	$3,000,000	$3,014,559
Magnetite XLII Ltd. Series 2024-42A, Class D1, ABS, 3 mo. USD Term SOFR + 2.80%, 6.47%, 1/25/2038 (a)(c)	500,000	501,096
Magnetite XXIII Ltd. Series 2019-23A, Class AR2, ABS, 3 mo. USD Term SOFR + 0.99%, 4.66%, 1/25/2035 (a)(c)	500,000	500,131
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 6.68%, 10/20/2037 (a)(c)	1,000,000	1,002,273
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR, ABS, 3 mo. USD Term SOFR + 1.20%, 4.87%, 1/25/2039 (a)(c)	5,000,000	5,006,860
MAPS Trust Series 2026-1A, Class A, ABS, 5.20%, 1/15/2051 (a)	2,909,086	2,856,853
Mariner Finance Issuance Trust Series 2024-BA, Class A, ABS, 4.91%, 11/20/2038 (a)	2,250,000	2,245,231
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 2A2, ABS, 1 mo. USD Term SOFR + 2.11%, 5.76%, 10/25/2037 (c)	4,558,297	3,881,905
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 3.96%, 7/25/2037 (c)	3,535,183	576,258
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 4.06%, 7/25/2037 (c)	4,892,892	798,857
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.24%, 3/25/2037 (c)	30,422,158	7,209,483
Milford Park CLO Ltd. Series 2022-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.16%, 4.84%, 1/20/2038 (a)(c)	1,500,000	1,497,375
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	$203,544	$197,645
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	339,240	328,449
OCP CLO Ltd.:
Series 2020-20A, Class A1R2, ABS, 3 mo. USD Term SOFR + 1.26%, 4.94%, 4/18/2037 (a)(c)	1,000,000	1,001,516
Series 2021-21A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.65%, 6.33%, 1/20/2038 (a)(c)	1,000,000	1,001,901
Series 2024-31A, Class AR, ABS, 3 mo. USD Term SOFR + 1.15%, 4.83%, 4/20/2039 (a)(c)	1,000,000	1,000,162
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.29%, 1/20/2035 (a)(c)	500,000	480,372
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 0.99%, 4.67%, 7/20/2034 (a)(c)	2,000,000	2,001,122
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, ABS, 3 mo. USD Term SOFR + 2.70%, 6.37%, 1/21/2038 (a)(c)	1,500,000	1,497,085
Option One Mortgage Loan Trust Series 2007-FXD2, Class 1A1, ABS, 5.82%, 3/25/2037 (b)	3,282,458	2,885,464
Oryx Funding LLC Series 2026-1A, Class A2, ABS, 6.30%, 6/5/2056 (a)	950,000	953,129
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, ABS, 5.63%, 7/15/2032 (a)	2,135,402	2,135,159
Palmer Square CLO Ltd.:
Series 2018-2A, Class A1R2, ABS, 3 mo. USD Term SOFR + 1.21%, 4.84%, 4/16/2037 (a)(c)	2,000,000	2,010,290
Series 2021-3A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.29%, 4.96%, 10/15/2038 (a)(c)	2,000,000	2,003,000
Security Description	Principal Amount	Value
Peace Park CLO Ltd. Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.25%, 4.93%, 10/20/2038 (a)(c)	$2,000,000	$2,001,594
Peebles Park CLO Ltd. Series 2024-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.22%, 4.83%, 4/21/2037 (a)(c)	3,000,000	3,016,197
Pretium Mortgage Credit Partners LLC Series 2025-NPL7, Class A1, ABS, 5.66%, 7/25/2055 (a)(b)	3,044,691	3,046,396
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,919,593	7,904,205
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,539,568	2,525,278
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,376,093	9,226,886
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	23,732,841
Series 2024-SFR5, Class C, 3.25%, 8/17/2041 (a)(c)	2,800,000	2,613,598
QTS Issuer ABS II LLC Series 2026-6A, Class B, ABS, 7.14%, 7/5/2056 (a)(d)	3,500,000	3,501,587
RCKT Trust Series 2025-1A, Class A, ABS, 4.90%, 7/25/2034 (a)	1,660,139	1,661,920
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (b)	8,664,451	2,963,054
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,470,059
RR 8 Ltd. Series 2020-8A, Class A1A2, ABS, 3 mo. USD Term SOFR + 1.23%, 4.90%, 1/15/2039 (a)(c)	2,000,000	2,001,002
Sabey Data Center Issuer LLC Series 2022-1, Class A2, ABS, 5.00%, 6/20/2047 (a)	2,000,000	1,962,800
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 3.94%, 5/25/2037 (c)	2,974,590	1,784,034
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 4.16%, 5/25/2037 (c)	$20,669,962	$12,412,421
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.47%, 4.12%, 5/25/2037 (c)	26,783,482	20,895,777
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 6.95%, 7/15/2030 (a)(c)	1,080,000	1,083,923
Slam Ltd. Series 2026-1A, Class A, ABS, 5.55%, 7/15/2051 (a)	3,983,700	3,997,237
SoFi Consumer Loan Program Trust:
Series 2025-2, Class B, ABS, 4.97%, 6/25/2034 (a)	5,500,000	5,514,511
Series 2025-3, Class B, ABS, 4.67%, 8/15/2034 (a)	3,126,000	3,119,639
Series 2025-4, Class D, ABS, 5.27%, 8/25/2035 (a)	3,700,000	3,663,272
Series 2026-2, Class A, ABS, 4.27%, 3/25/2036 (a)	4,383,585	4,377,783
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 6.44%, 1/21/2031 (a)(c)	1,500,000	1,488,039
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 5.88%, 7/26/2031 (a)(c)	500,000	501,162
Sound Point CLO XXIII Series 2019-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.43%, 5.10%, 7/15/2034 (a)(c)	850,000	850,384
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 10.40%, 7/15/2034 (a)(c)	1,000,000	683,141
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 7.29%, 7/20/2034 (a)(c)	500,000	482,823
Security Description	Principal Amount	Value
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 7.58%, 1/25/2032 (a)(c)	$4,000,000	$3,925,328
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 6.97%, 4/25/2035 (a)(c)	700,000	650,273
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	234,735	235,299
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class C, ABS, 4.44%, 8/20/2030 (a)	3,600,000	3,561,515
StoneX SBA A Trust Series 2026-1, Class A, ABS, IO, VRN, 1.96%, 2/25/2057 (a)(c)	124,412,661	6,648,364
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 4.10%, 12/25/2036 (c)	233,663	234,784
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,477,500	1,478,772
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,195,188	1,987,545
Switch ABS Issuer LLC:
Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	3,000,000	2,963,552
Series 2026-1A, Class A21, ABS, 5.61%, 3/27/2056 (a)	800,000	803,104
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (a)	1,763,650	1,738,814
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	2,797,917	2,546,589
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,126,461	1,032,479
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,958,612	9,921,727
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (a)	5,850,000	5,762,651
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2025-SFR2, Class A, ABS, 5.20%, 8/17/2044 (a)	$10,361,301	$10,275,689
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 7.72%, 1/18/2035 (a)(c)	750,000	750,812
Upstart Securitization Trust:
Series 2025-2, Class B, ABS, 5.62%, 6/20/2035 (a)	3,500,000	3,511,639
Series 2025-4, Class A2, ABS, 4.56%, 11/20/2035 (a)	2,852,591	2,851,167
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 5.83%, 10/15/2030 (a)(c)	1,000,000	1,002,119
Series 2023-1A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.21%, 4.89%, 1/20/2039 (a)(c)	3,000,000	3,002,010
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 4.96%, 10/20/2038 (a)(c)	2,000,000	2,003,444
Warwick Capital CLO 6 Ltd. Series 2025-6A, Class A1, ABS, 3 mo. USD Term SOFR + 1.43%, 5.11%, 7/20/2038 (a)(c)	2,000,000	2,004,274
Washington Mutual Asset-Backed Certificates Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.55%, 4.20%, 2/25/2037 (c)	12,360,915	3,641,272
Wellfleet CLO Ltd. Series 2024-2A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.64%, 2/25/2038 (a)(c)	500,000	497,769
Wind River CLO Ltd.:
Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 7.63%, 7/20/2037 (a)(c)	1,000,000	1,000,854
Series 2021-3A, Class D1AR, ABS, 3 mo. USD Term SOFR + 3.00%, 6.68%, 4/20/2038 (a)(c)	1,000,000	999,125
Security Description	Principal Amount	Value
Zayo Issuer LLC Series 2025-1A, Class B, ABS, 6.09%, 3/20/2055 (a)	$1,920,000	$1,928,663
TOTAL ASSET-BACKED SECURITIES (Cost $457,041,866)		442,493,654
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
BRAZIL — 0.1%
Brazil Government International Bonds:
4.75%, 1/14/2050	1,500,000	1,110,497
5.00%, 1/27/2045	1,050,000	839,013
		1,949,510
CHILE — 0.0% *
Chile Government International Bonds 3.10%, 5/7/2041	750,000	573,766
COLOMBIA — 0.1%
Colombia Government International Bonds 4.13%, 5/15/2051	1,500,000	1,025,319
Termocandelaria Power SA 7.75%, 9/17/2031	400,000	411,960
		1,437,279
COSTA RICA — 0.0% *
Costa Rica Government International Bonds 5.63%, 4/30/2043	650,000	625,564
DOMINICAN REPUBLIC — 0.1%
AES Espana BV 5.70%, 5/4/2028	500,000	487,945
Dominican Republic International Bonds:
4.50%, 1/30/2030	450,000	434,233
5.75%, 3/17/2034 (a)	200,000	197,287
5.75%, 3/17/2034	750,000	739,828
6.15%, 5/17/2038	600,000	596,303
		2,455,596
GUATEMALA — 0.1%
Guatemala Government Bonds:
4.65%, 10/7/2041	1,300,000	1,132,805
5.38%, 4/24/2032	550,000	550,231
		1,683,036
HUNGARY — 0.0% *
Hungary Government International Bonds 5.50%, 3/26/2036	1,100,000	1,105,386
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
MEXICO — 0.1%
Mexico Government International Bonds:
4.40%, 2/12/2052	$1,200,000	$859,632
6.34%, 5/4/2053	900,000	842,903
		1,702,535
MOROCCO — 0.0% *
Morocco Government International Bonds:
3.00%, 12/15/2032	950,000	833,521
4.00%, 12/15/2050	400,000	287,962
		1,121,483
NIGERIA — 0.0% *
Nigeria Government International Bonds 7.70%, 2/23/2038	550,000	560,177
PANAMA — 0.0% *
Panama Government International Bonds 5.66%, 2/23/2038	550,000	548,813
PERU — 0.0% *
Fondo MIVIVIENDA SA:
5.40%, 3/31/2031 (a)	300,000	301,131
5.40%, 3/31/2031	150,000	150,565
Peru Government International Bonds 5.50%, 3/30/2036	850,000	859,155
		1,310,851
POLAND — 0.0% *
Republic of Poland Government International Bonds 5.38%, 4/14/2036	850,000	858,251
SAUDI ARABIA — 0.0% *
Saudi Government International Bonds 4.63%, 10/4/2047	650,000	546,266
SOUTH AFRICA — 0.0% *
Republic of South Africa Government International Bonds 6.13%, 12/11/2037	1,150,000	1,131,014
TRINIDAD AND TOBAGO — 0.0% *
Trinidad & Tobago Government International Bonds 6.50%, 1/28/2036 (a)	500,000	513,212
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $18,548,594)		18,122,739

Security Description	Shares	Value
COMMON STOCKS — 0.0% *
FRANCE — 0.0% *
Luxco Co. Ltd. (e) (g)	3,217	$64,350
NETHERLANDS — 0.0%
Stichting Administratiekantoor (e) (g)	972	—
TOTAL COMMON STOCKS (Cost $52,931)		64,350

	Principal Amount
SENIOR FLOATING RATE LOANS — 1.0%
ADVERTISING SERVICES — 0.0% *
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.76%, 8/23/2028 (c)	$250,000	250,648
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.77%, 2/3/2033 (c)	85,000	84,427
		335,075
AEROSPACE & DEFENSE — 0.0% *
Air Comm Corp. LLC, 2026 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.20%, 12/11/2031 (c)	329,416	330,035
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/31/2031 (c)	135,580	136,056
2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/31/2031 (c)	51,570	51,751
Kaman Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.67%, 2/26/2032 (c)	250,969	250,860
TransDigm, Inc.:
2024 Term Loan L, 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/19/2032 (c)	255,450	255,767
2025 Term Loan M, 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/19/2032 (c)	233,238	233,538
2026 Term Loan N, 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/13/2033 (c)	129,675	129,821
		1,387,828
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AGRICULTURAL OPERATIONS — 0.0% *
Golden State Food LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.23%, 12/4/2031 (c)	$197,308	$197,873
AIRLINES — 0.0% *
American Airlines, Inc., 2026 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 5/29/2033 (c)	130,000	128,619
APPAREL — 0.0% *
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 12/21/2028 (c)	29,475	29,519
AUTO PARTS & EQUIPMENT — 0.0% *
American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 3 mo. USD Term SOFR + 3.25%, 6.87%, 2/3/2033 (c)	113,563	113,799
Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 5/6/2030 (c)	329,317	330,038
DexKo Global, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.16%, 10/6/2031 (c)	82,958	80,588
		524,425
BEVERAGES — 0.0% *
Primo Brands Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 3/31/2031 (c)	337	339
BIOTECHNOLOGY — 0.0% *
BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD Term SOFR + 1.75%, 5.43%, 4/27/2033 (c)	145,000	145,145
Genmab AS, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.73%, 12/13/2032 (c)	187,442	187,525
		332,670
BUILDING MATERIALS — 0.0% *
Chamberlain Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 9/8/2032 (c)	83,390	83,536
Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc.:
2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.01%, 4/12/2028 (c)	$58,242	$35,818
2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.16%, 5/15/2031 (c)	29,475	15,297
EMRLD Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 8/4/2031 (c)	261,053	261,146
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/28/2031 (c)	170,936	169,071
Quikrete Holdings, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 5.89%, 3/19/2029 (c)	140,661	140,884
		705,752
CHEMICALS — 0.0% *
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.66%, 6/12/2031 (c)	139,477	139,577
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.65%, 3/15/2029 (c)	43,558	42,197
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.89%, 10/7/2031 (c)	73,641	62,181
Ineos U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 2/18/2030 (c)	67,664	62,488
Mativ Holdings, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.14%, 4/4/2033 (c)	125,000	125,312
Natgasoline LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.14%, 3/29/2030 (c)	102,304	102,559
Nouryon Finance BV, 2026 USD Term Loan B (h)	85,000	85,124
Qnity Electronics, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.67%, 11/1/2032 (c)	199,000	199,645
		819,083
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 8/20/2032 (c)	$228,275	$228,651
APi Group DE, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 5/16/2033 (c)	174,563	174,432
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 1/31/2031 (c)	157,563	145,614
CHG Healthcare Services, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.64%, 9/29/2031 (c)	324,187	324,679
CompoSecure Holdings LLC, Term Loan, 3 mo. USD Term SOFR + 2.25%, 5.92%, 1/14/2033 (c)	175,000	174,276
Creative Artists Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 10/1/2031 (c)	29,638	29,669
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.98%, 4/2/2029 (c)	233,115	234,805
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.23%, 7/6/2029 (c)	228,353	229,875
First Advantage Holdings LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 10/31/2031 (c)	131,808	130,372
Garda World Security Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 2/1/2029 (c)	231,552	231,552
Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 6/2/2031 (c)	439,599	419,406
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/21/2030 (c)	107,525	107,271
ION Platform Finance U.S., Inc., USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.48%, 10/7/2032 (c)	244,388	176,875
Security Description	Principal Amount	Value
Pye-Barker Fire & Safety LLC:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.23%, 12/16/2032 (c)	$2,448	$2,454
2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.23%, 12/16/2032 (c)	104,400	104,676
Shift4 Payments LLC, 2026 Term Loan B (h)	110,000	108,625
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.39%, 6/24/2031 (c)	107,800	107,653
United Talent Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 6/10/2032 (c)	83,940	84,307
Vestis Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 2.25%, 5.92%, 2/22/2031 (c)	142,372	140,699
VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 8/9/2030 (c)	67,666	66,488
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/30/2031 (c)	228,078	228,078
		3,450,457
CONSTRUCTION & ENGINEERING — 0.0% *
Blackfin Pipeline LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.69%, 9/29/2032 (c)	129,350	129,970
Brown Group Holding LLC:
2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 2.50%, 6.14%, 7/1/2031 (c)	89,286	89,609
Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/1/2031 (c)	168,716	169,340
Construction Partners, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 11/3/2031 (c)	276,608	276,874
DG Investment Intermediate Holdings 2, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.14%, 7/29/2033 (c)	45,000	45,394
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.89%, 7/9/2032 (c)	$373,125	$374,291
Tecta America Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.23%, 2/18/2032 (c)	242,550	243,049
		1,328,527
CONSTRUCTION MATERIALS — 0.0% *
OEP Glass Purchaser LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.73%, 3/7/2033 (c)	93,812	93,754
Quikrete Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/10/2032 (c)	222,063	222,156
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.89%, 4/14/2031 (c)	39,105	39,119
Tamko Building Products LLC, 2026 Incremental Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.64%, 9/20/2030 (c)	100,000	100,125
		455,154
CONTAINERS & PACKAGING — 0.0% *
Clydesdale Acquisition Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 4/1/2032 (c)	184,421	177,582
Term Loan B, 1 mo. USD Term SOFR + 3.18%, 6.82%, 4/13/2029 (c)	83,816	82,469
Pregis TopCo Corp., 2025 Refinancing Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.39%, 2/1/2029 (c)	257,701	258,736
Sword Purchaser LLC, USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.64%, 4/11/2033 (c)	215,000	210,079
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.48%, 9/15/2028 (c)	88,569	85,174
		814,040
DISTRIBUTION/WHOLESALE — 0.0% *
ADI Global Distribution Funding LLC, Term Loan B (h)	180,000	180,675
BCPE Empire Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 12/11/2030 (c)	207,614	205,149
Security Description	Principal Amount	Value
2026 10th Amendment Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.14%, 12/29/2032 (c)	$49,875	$49,356
Core & Main LP, 2026 Term Loan B (h)	70,000	70,000
Openlane, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.15%, 10/8/2032 (c)	144,275	144,996
Resideo Funding, Inc., 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.67%, 8/13/2032 (c)	193,537	193,860
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.73%, 12/2/2030 (c)	93,482	88,589
		932,625
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.75%, 11/1/2030 (c)	415,767	417,378
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 11/5/2032 (c)	39,727	39,663
CPI Holdco B LLC, 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/19/2031 (c)	271,697	270,961
Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.64%, 12/1/2031 (c)	308,195	309,424
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.64%, 2/28/2031 (c)	219,326	215,869
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 9/15/2031 (c)	435,809	426,198
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.23%, 8/16/2032 (c)	67,992	68,021
HighTower Holdings LLC, 2025 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.41%, 2/3/2032 (c)	400,950	398,759
Pretzel Parent, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.14%, 10/1/2031 (c)	158,595	151,696
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Victory Capital Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.48%, 9/23/2032 (c)	$44,663	$44,540
Virtus Investment Partners, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 9/27/2032 (c)	69,475	69,041
		2,411,550
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Cyxtera DC Holdings, Inc., Term Loan B , 1/16/2027 (c) (e) (f) (g)	81,729	—
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.76%, 3/11/2030 (c)	644,366	645,010
		645,010
ELECTRIC — 0.1%
Alpha Generation LLC:
2026 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 6/10/2033 (c)	225,000	222,890
Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/30/2031 (c)	349,380	346,793
Compass Power Generation LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 4/13/2029 (c)	296,137	296,741
Lightning Power LLC, Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 8/18/2031 (c)	196,500	196,943
NRG Energy, Inc., 2026 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 4/28/2033 (c)	274,312	274,278
Pathfinder Power LLC, Term Loan B (h)	200,000	199,813
Talen Energy Supply LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 11/26/2032 (c)	144,275	143,486
		1,680,944
ELECTRICAL EQUIPMENT — 0.0% *
Belden, Inc., Term Loan (h)	175,527	175,965
ELECTRONICS — 0.0% *
ESCO Technologies, Inc., Term Loan B (h)	120,000	120,000
Security Description	Principal Amount	Value
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 3/17/2032 (c)	$74,253	$74,369
Pinnacle Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.18%, 10/1/2032 (c)	50,196	50,354
Skyshield U.S. Bidco Ltd., USD Term Loan B (h)	80,000	80,075
Spectris PLC, USD Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.48%, 12/6/2032 (c)	69,650	70,056
		394,854
ENERGY-ALTERNATE SOURCES — 0.0% *
ACI Rover Parent LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/9/2033 (c)	105,000	104,974
ENTERTAINMENT — 0.1%
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/6/2031 (c)	249,362	240,557
Crown Finance U.S., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.11%, 12/2/2031 (c)	261,422	262,440
Delta 2 Lux SARL, 2024 Term Loan B1, 3 mo. USD Term SOFR + 1.75%, 5.48%, 9/30/2031 (c)	845,000	846,056
Live Nation Entertainment, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/21/2032 (c)	149,250	149,507
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.23%, 11/12/2029 (c)	279,007	238,667
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.98%, 8/1/2030 (c)	156,399	149,330
OVG Business Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 6/25/2031 (c)	291,892	292,624
Pioneer Opco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 5/16/2033 (c)	75,000	75,382
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/1/2031 (c)	152,506	151,302
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TKO Worldwide Holdings LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.41%, 11/21/2031 (c)	$178,800	$178,441
Voyager Parent LLC, Repriced Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.98%, 7/1/2032 (c)	238,253	238,696
		2,823,002
ENVIRONMENTAL CONTROL — 0.0% *
Harsco Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.01%, 6/9/2028 (c)	150,384	150,102
Madison IAQ LLC, 2026 Term Loan B, 6 mo. USD Term SOFR + 1.75%, 5.47%, 5/6/2032 (c)	74,816	74,731
		224,833
FOOD PRODUCTS — 0.0% *
Aspire Bakeries Holdings LLC, 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.64%, 12/23/2030 (c)	147,630	148,615
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/19/2032 (c)	214,789	216,213
United Natural Foods, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.64%, 5/1/2031 (c)	115,473	116,627
		481,455
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.39%, 1/15/2031 (c)	588,637	590,771
Hologic, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.99%, 4/7/2033 (c)	430,000	421,312
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/9/2032 (c)	225,000	225,328
Medline Borrower LP, 2026 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 5.14%, 5/30/2033 (c)	94,763	94,273
		1,331,684
Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Aveanna Healthcare LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 9/17/2032 (c)	$333,787	$335,587
DaVita, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 5/9/2031 (c)	174,559	174,600
Fortrea Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.16%, 7/1/2030 (c)	13,799	13,742
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 5/19/2031 (c)	214,360	211,448
Pacific Dental Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 3/15/2031 (c)	89,323	89,446
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.23%, 6/30/2032 (c)	218,250	218,477
Select Medical Corp., 2026 Term Loan B (h)	220,000	221,100
Team Health Holdings, Inc., 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.66%, 6/30/2028 (c)	128,691	129,031
		1,393,431
HOME FURNISHINGS — 0.0% *
AI Aqua Merger Sub, Inc.:
2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.12%, 7/31/2028 (c)	656,299	656,460
2026 USD Term Loan B (h)	270,000	270,152
		926,612
HOUSEHOLD PRODUCTS — 0.0% *
Lavender Dutch BorrowerCo BV, USD Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.98%, 12/30/2032 (c)	64,588	64,245
INSURANCE — 0.1%
Acrisure LLC:
2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/6/2030 (c)	689,748	625,660
2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 6/21/2032 (c)	94,050	85,280
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Alera Group, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.14%, 5/30/2033 (c)	$55,000	$52,502
2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 5/30/2032 (c)	138,952	132,404
Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 9/19/2031 (c)	264,332	261,120
AmWINS Group, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.73%, 1/30/2032 (c)	193,040	189,285
Asurion LLC:
2021 Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (c)	33,364	33,064
2025 Term Loan B13, 3 mo. USD Term SOFR + 4.25%, 7.91%, 9/19/2030 (c)	158,661	157,306
OneDigital Borrower LLC, 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.64%, 7/2/2031 (c)	258,655	251,283
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/31/2031 (c)	289,860	286,707
		2,074,611
INTERNET & TELECOM — 0.0% *
CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.16%, 11/8/2032 (c)	129,574	129,835
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 7.89%, 12/31/2031 (c)	259,313	225,408
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.73%, 8/31/2028 (c)	89,770	86,834
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 8.39%, 3/15/2030 (c)	37,553	37,846
		479,923
Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 0.0% *
Nvent Electric PLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.37%, 1/30/2032 (c)	$221,105	$221,952
LEISURE TIME — 0.0% *
Alterra Mountain Co.:
2025 Term Loan B8, 1 mo. USD Term SOFR + 2.50%, 6.14%, 5/31/2030 (c)	19,850	19,858
2025 Term Loan B9, 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/17/2028 (c)	144,273	144,679
GBT U.S. III LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.67%, 7/25/2031 (c)	212,372	212,498
LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 5/1/2031 (c)	219,811	219,995
Life Time Fitness, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.61%, 11/5/2031 (c)	158,006	158,362
Sabre GLBL, Inc.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 9.74%, 11/15/2029 (c)	60,300	54,090
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 9.74%, 11/15/2029 (c)	45,603	40,940
SGH2 LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.23%, 8/18/2032 (c)	114,138	114,280
		964,702
LODGING — 0.0% *
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/27/2029 (c)	428,556	428,603
MACHINERY — 0.0% *
Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.38%, 1/2/2033 (c)	194,512	194,553
Columbus McKinnon Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.23%, 2/3/2033 (c)	254,712	254,553
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 3 mo. USD Term SOFR + 1.50%, 8.25%, 9/26/2031 (c)	103,608	103,874
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (c)	$248,752	$250,125
		803,105
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.62%, 1/27/2031 (c)	403,047	403,172
MEDIA — 0.1%
Altice France SA, 2025 USD Term Loan B14, 3 mo. USD Term SOFR + 6.88%, 10.55%, 5/31/2031 (c)	199,754	204,349
Cengage Learning, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.64%, 3/24/2031 (c)	511,247	506,631
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/2/2029 (c)	87,984	88,590
2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.16%, 2/17/2031 (c)	72,353	72,657
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/3/2033 (c)	328,558	329,057
Nexstar Broadcasting, Inc.:
2025 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/28/2032 (c)	153,450	152,107
2026 Term Loan B7, 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/18/2033 (c)	235,286	233,248
Sunrise Financing Partnership, Term Loan AAA, 6 mo. USD Term SOFR + 2.47%, 6.10%, 2/15/2032 (c)	295,000	291,708
Townsquare Media, Inc., 2025 Term Loan, 6 mo. USD Term SOFR + 5.00%, 8.59%, 2/19/2030 (c)	67,791	50,176
Univision Communications, Inc.:
2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.98%, 6/24/2029 (c)	188,511	188,605
2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.26%, 1/31/2029 (c)	44,658	44,421
Security Description	Principal Amount	Value
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1 mo. USD Term SOFR + 3.25%, 6.99%, 1/31/2029 (c)	$280,000	$268,992
		2,430,541
METAL FABRICATE & HARDWARE — 0.0% *
Tiger Acquisition LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.15%, 8/23/2032 (c)	228,895	229,786
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.37%, 7/9/2031 (c)	230,999	231,672
Delek U.S. Holdings, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 5/17/2032 (c)	240,000	240,169
		471,841
OIL-FIELD SERVICES — 0.0% *
Deep Blue Operating I LLC, Term Loan, 3 mo. USD Term SOFR + 2.25%, 5.90%, 10/1/2032 (c)	69,825	70,131
PHARMACEUTICALS — 0.0% *
Alkermes, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 8/12/2031 (c)	134,662	135,336
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.89%, 10/8/2030 (c)	79,200	76,985
Curium BidCo SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.73%, 8/4/2031 (c)	114,221	114,293
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.83%, 10/1/2027 (c)	438,237	432,395
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 8/1/2031 (c)	131,980	132,243
		891,252
PIPELINES — 0.1%
Colossus Acquireco LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.37%, 1/31/2033 (c)	388,050	386,030
CPPIB OVM Member U.S. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.98%, 8/20/2031 (c)	132,712	132,949
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Freeport LNG Investments LLLP, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.93%, 2/11/2033 (c)	$230,000	$230,719
GIP Pilot Acquisition Partners LP, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.64%, 5/19/2033 (c)	141,899	142,076
NGL Energy Partners LP, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.13%, 3/11/2033 (c)	89,775	90,240
Stonepeak Bayou Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 10/1/2032 (c)	84,787	84,717
Traverse Midstream Partners LLC, 2026 Term Loan B (h)	155,000	155,097
Venture Global Calcasieu Pass LLC, 2026 Term Loan B, 6 mo. USD Term SOFR + 3.25%, 6.95%, 4/11/2033 (c)	160,000	160,656
WhiteWater Matterhorn Holdings LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.50%, 6/16/2032 (c)	159,900	159,000
		1,541,484
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 1/31/2031 (c)	301,904	301,828
Starwood Property Trust, Inc.:
2025 Term Loan B5, 1 mo. USD Term SOFR + 2.00%, 5.64%, 1/2/2030 (c)	92,151	92,113
2026 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.64%, 9/24/2032 (c)	129,251	129,203
		523,144
RETAIL — 0.1%
Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (c)	114,425	114,973
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/24/2031 (c)	39,498	39,498
Security Description	Principal Amount	Value
EG America LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (c)	$405,000	$406,962
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/23/2032 (c)	124,117	124,660
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.50%, 6/6/2031 (c)	87,633	73,737
LSF9 Atlantis Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.48%, 3/29/2029 (c)	637,235	631,659
Michaels Cos., Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.73%, 3/15/2033 (c)	260,000	259,253
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.65%, 8/18/2032 (c)	264,587	264,643
QXO, Inc., 2026 Term Loan B (h)	210,000	209,795
Staples, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.41%, 9/4/2029 (c)	93,163	86,787
Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/3/2028 (c)	394,987	394,924
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 10/19/2029 (c)	132,001	131,957
		2,738,848
SOFTWARE — 0.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.23%, 2/23/2032 (c)	110,000	108,969
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 12/11/2028 (c)	432,173	422,330
Athenahealth Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 2/16/2032 (c)	174,559	172,966
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.41%, 7/30/2032 (c)	48,355	41,606
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 7/30/2031 (c)	$385,199	$348,164
Cloud Software Group, Inc., 2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.25%, 6.98%, 8/13/2032 (c)	84,574	73,443
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.26%, 6/2/2028 (c)	219,222	217,029
Cotiviti Corp.:
2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.37%, 5/1/2031 (c)	49,873	45,743
2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.37%, 3/26/2032 (c)	321,701	292,849
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (c)	425,000	388,756
Electronic Arts, Inc., USD Term Loan B (h)	330,000	331,185
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.39%, 11/22/2032 (c)	15,000	14,523
Mitchell International, Inc.:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.89%, 6/17/2032 (c)	40,000	36,940
2026 Add-on Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.64%, 6/17/2031 (c)	348,181	332,450
PointClickCare Technologies, Inc., 2025 Term Loan B (h)	210,000	209,457
RealPage, Inc.:
1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.99%, 4/24/2028 (c)	222,166	208,211
2024 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.48%, 4/24/2028 (c)	98,750	93,107
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.91%, 2/10/2031 (c)	436,824	412,402
Security Description	Principal Amount	Value
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.89%, 11/26/2031 (c)	$216,575	$211,770
		3,961,900
TOTAL SENIOR FLOATING RATE LOANS (Cost $42,876,963)		42,335,540
U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.8%
Federal Home Loan Mortgage Corp.:
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (c)	8,917,032	8,133,405
30 day USD SOFR Average + 2.13%, 2.23%, 7/1/2051 (c)	9,062,698	8,338,662
2.50%, 8/1/2050	10,600,721	8,975,111
2.50%, 2/1/2052	13,307,968	11,317,911
2.50%, 4/1/2052	14,010,668	11,938,616
3.00%, 6/1/2042	8,075,421	7,360,305
3.00%, 11/1/2042	4,476,010	4,083,444
3.00%, 12/1/2042	3,905,479	3,587,568
3.00%, 1/1/2045	527,763	476,781
3.00%, 4/1/2045	7,584,564	6,851,956
3.00%, 8/1/2045	4,075,421	3,675,548
3.00%, 7/1/2047	1,465,369	1,310,714
3.00%, 8/1/2050	18,751,987	16,673,669
3.00%, 10/1/2051	12,272,904	10,890,452
3.00%, 3/1/2052	4,647,261	4,070,257
3.00%, 8/1/2052	13,171,696	11,629,050
3.50%, 2/1/2045	579,540	539,662
3.50%, 4/1/2045	9,580,578	8,880,083
3.50%, 6/1/2045	4,780,021	4,425,176
3.50%, 10/1/2045	4,796,768	4,440,680
3.50%, 2/1/2046	2,440,957	2,258,005
4.00%, 4/1/2045	10,073,493	9,705,516
4.00%, 7/1/2047	1,523,520	1,448,031
4.19%, 7/1/2033	16,202,000	15,755,295
4.24%, 12/1/2047	13,852,051	12,339,946
4.80%, 1/1/2030	17,395,000	17,417,042
5.00%, 3/1/2054	2,646,486	2,624,240
5.00%, 7/1/2055	15,019,421	14,945,984
5.00%, 6/1/2056	12,040,887	11,936,459
5.50%, 4/1/2054	10,616,980	10,801,562
5.50%, 5/1/2054	6,440,304	6,533,715
5.50%, 7/1/2054	43,930,775	44,622,913
5.50%, 12/1/2054	23,057,895	23,411,505
5.50%, 6/1/2055	16,411,769	16,541,563
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 2.29%, 5/15/2041 (c)	$1,943,566	$183,482
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,634,848	1,572,882
Series 3935, Class SJ, CMO, IO, REMIC, 6.54% - 30 day USD SOFR Average, 2.94%, 5/15/2041 (c)	14,799	21
Series 4319, Class ZA, 3.00%, 3/15/2044	2,703,267	2,465,221
Series 4432, Class JZ, 3.00%, 1/15/2045	4,364,374	3,949,647
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	20,840	20,794
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	1,696,414	1,642,660
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	3,035,325	2,911,638
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,112,438	1,890,161
Series 4795, Class ZM, 3.50%, 6/15/2048	10,729,738	9,904,020
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 3.98%, 8/25/2050 (c)	5,433,205	5,274,780
Series 5023, Class HI, CMO, IO, 3.00%, 10/25/2050	5,470,874	903,439
Series 5104, Class GI, CMO, IO, 3.50%, 6/25/2049	22,125,388	3,955,002
Series 5109, Class BI, CMO, IO, 3.50%, 5/25/2051	13,976,393	2,292,114
Series 5127, Class AI, CMO, IO, 3.00%, 6/25/2051	18,855,695	3,037,042
Series 5130, Class SD, CMO, IO, 2.60% - 1 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (c)	60,925,544	202,236
Series 5131, Class IG, IO, 3.50%, 8/25/2051	8,364,241	1,460,526
Series 5152, Class MZ, CMO, 2.50%, 10/25/2051	12,385,442	7,334,958
Series 5154, Class DI, CMO, IO, 2.50%, 1/25/2050	14,998,016	2,391,958
Security Description	Principal Amount	Value
Series 5159, Class PI, CMO, IO, 3.00%, 11/25/2051	$19,826,847	$2,874,280
Series 5198, Class KZ, CMO, 2.00%, 2/25/2052	19,470,838	12,122,027
Series 5243, Class IB, IO, 3.00%, 1/25/2051	13,905,686	2,451,744
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,802,613
Series 5460, Class AN, CMO, 5.00%, 2/25/2054	10,921,000	10,898,646
Series 5477, Class BI, CMO, IO, 3.50%, 11/25/2050	21,741,464	3,986,230
Series 5598, Class FA, CMO, 30 day USD SOFR Average + 1.15%, 4.78%, 11/25/2055 (c)	18,011,327	18,082,989
Series 5639, Class CB, CMO, 4.00%, 12/25/2053	20,544,055	19,759,309
Series 5646, Class FQ, CMO, 30 day USD SOFR Average + 0.90%, 4.53%, 10/25/2053 (c)	18,006,948	18,005,088
Series 5669, Class FB, CMO, 30 day USD SOFR Average + 0.75%, 4.38%, 6/25/2056 (c)	16,784,419	16,716,059
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,047,285	4,004,753
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 5.98%, 12/25/2041 (a) (c)	5,000,000	5,026,756
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 7.38%, 2/25/2042 (a) (c)	9,500,000	9,666,231
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 6.53%, 4/25/2042 (a) (c)	20,000,000	20,280,806
Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 5.43%, 8/25/2044 (a) (c)	18,000,000	18,080,089
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	6,757,973	6,185,048
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Federal National Mortgage Association:
1.98%, 10/1/2033	$18,671,825	$15,843,545
30 day USD SOFR Average + 2.21%, 2.28%, 4/1/2052 (c)	3,642,131	3,333,974
2.50%, 9/1/2046	1,478,761	1,254,257
2.50%, 2/1/2047	3,720,334	3,201,785
2.50%, 6/1/2050	11,485,130	9,849,950
2.50%, 9/1/2050	10,673,410	9,033,347
2.50%, 11/1/2050	5,944,539	5,088,993
2.50%, 3/1/2051	20,811,327	17,850,132
2.50%, 2/1/2052	7,705,616	6,541,969
2.50%, 4/1/2052	12,768,182	10,814,369
2.80%, 11/1/2039	10,034,000	8,170,697
3.00%, 10/1/2041	6,329,746	5,828,728
3.00%, 3/1/2043	1,651,218	1,501,425
3.00%, 7/1/2043	1,684,219	1,512,488
3.00%, 1/1/2045	62,261	55,668
3.00%, 4/1/2045	1,027,753	917,388
3.00%, 7/1/2045	8,293,776	7,541,393
3.00%, 10/1/2046	1,756,901	1,571,477
3.00%, 2/1/2047	6,439,293	5,759,690
3.00%, 11/1/2048	3,892,605	3,481,779
3.00%, 10/1/2049	2,662,766	2,338,931
3.00%, 11/1/2051	19,554,171	17,274,279
3.00%, 6/1/2052	28,317,845	24,950,042
3.00%, 7/1/2052	10,300,591	9,018,480
3.00%, 4/1/2053	7,742,832	6,979,057
3.00%, 3/1/2056	14,899,930	13,054,568
3.50%, 12/1/2034	421,144	407,302
3.50%, 2/1/2035	285,202	275,627
3.50%, 1/1/2045	3,810,339	3,535,531
3.50%, 6/1/2045	4,716,167	4,361,720
3.50%, 11/1/2051	9,737,228	8,953,008
4.00%, 6/1/2052	9,168,992	8,608,593
4.00%, 12/1/2052	18,755,712	17,675,681
4.10%, 8/1/2032	10,000,000	9,721,684
4.33%, 12/1/2032	10,400,000	10,015,664
4.50%, 6/1/2044	172,409	169,728
4.50%, 7/1/2044	231,744	228,140
30 day USD SOFR Average + 2.28%, 4.55%, 3/1/2053 (c)	15,852,557	15,685,201
4.69%, 9/1/2030	10,055,000	10,075,644
5.00%, 9/1/2052	6,586,144	6,516,735
5.00%, 12/1/2052	9,394,931	9,295,921
5.00%, 9/1/2053	22,877,240	22,631,457
5.00%, 11/1/2053	20,374,250	20,155,501
5.00%, 1/1/2055	27,802,124	27,666,385
5.50%, 7/1/2053	14,978,747	15,234,029
5.50%, 4/1/2054	21,257,197	21,613,694
5.50%, 9/1/2054	28,826,097	29,310,006
5.50%, 10/1/2054	20,620,502	20,966,662
5.50%, 2/1/2055	21,766,285	22,098,041
5.50%, 3/1/2055	18,199,720	18,505,242
Security Description	Principal Amount	Value
5.76%, 4/1/2054	$15,507,899	$15,504,508
6.00%, 3/1/2054	18,113,618	18,857,355
6.00%, 2/1/2055	14,303,202	14,770,777
6.00%, 9/1/2055	11,519,233	11,860,367
3.00%, 6/1/2051	11,371,173	10,040,732
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 6.63%, 1/25/2042 (a) (c)	10,978,147	11,091,978
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 6.98%, 1/25/2043 (a) (c)	13,500,000	13,921,031
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	618,278	590,152
Series 2011-51, Class CI, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 2.26%, 6/25/2041 (c)	1,356,220	102,475
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,003,409	926,318
Series 2012-151, Class SB, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.44%, 1/25/2043 (c)	20,907	10,781
Series 2013-110, Class CO, PO, 0.00%, 12/25/2039	2,547,163	2,029,460
Series 2013-110, Class DO, PO, 0.00%, 11/25/2043	2,058,027	1,579,544
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,518,373	14,399,179
Series 2013-30, Class PS, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.44%, 4/25/2043 (c)	611,451	423,756
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,242,539	4,693,907
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	764,488	758,870
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 4.09%, 11/25/2047 (c)	5,843,836	5,753,189
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	6,029,247
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2020-1, Class LA, 4.00%, 2/25/2060	$12,839,665	$10,942,134
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	6,434,393	5,765,270
Series 2020-96, Class HI, CMO, IO, 3.00%, 1/25/2051	9,318,205	1,508,530
Series 2021-3, Class MI, CMO, IO, 3.50%, 2/25/2051	24,741,605	4,273,942
Series 2021-43, CMO, IO, 2.50%, 6/25/2051	18,184,204	2,845,982
Series 2021-86, Class MA, 2.50%, 11/25/2047	9,807,227	8,903,346
Series 2021-9, Class CA, 2.00%, 3/25/2051	9,026,888	7,528,242
Series 2021-95, Class ZV, CMO, 2.50%, 1/25/2052	19,273,482	11,795,199
Series 2023-36, IO, 2.50%, 10/25/2052	30,836,959	4,721,505
Series 2023-37, Class IA, CMO, IO, 4.00%, 10/25/2049	35,725,660	7,109,992
Series 2023-43, Class HO, PO, 0.00%, 8/25/2049	6,927,505	5,078,655
Series 2024-73, Class AL, CMO, 5.00%, 1/25/2054	16,052,951	16,010,026
Series 2025-35, Class KY, CMO, 3.50%, 4/25/2046	13,771,021	12,240,399
Series 2026-13, Class BA, CMO, 4.00%, 12/25/2053	23,190,910	22,308,718
Series 2026-22, Class AB, CMO, 4.00%, 3/25/2054	16,234,358	15,638,172
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.80%, 11/25/2045 (c)	5,448,441	4,830,455
Series 2019-M32, Class X2, IO, VRN, 1.25%, 10/25/2029 (c)	60,793,122	1,407,615
Series 2020-M12, IO, 1.40%, 7/25/2029 (c)	90,185,191	2,655,978
Series 2020-M13, Class X1, IO, VRN, 1.24%, 6/25/2031 (c)	59,077,583	1,545,282
Series 2022-M13, Class A1, 2.67%, 4/25/2032 (c)	14,759,343	14,050,537
Government National Mortgage Association:
2.50%, 3/20/2051	6,790,493	5,787,156
3.00%, 2/20/2052	18,448,059	16,290,249
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (c)	78,543,476	4,759,214
Series 2021-31, IO, VRN, 0.94%, 1/16/2061 (c)	97,703,131	5,762,364
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (c)	67,304,356	3,592,977
Security Description	Principal Amount	Value
Series 2021-57, Class AI, IO, 2.00%, 2/20/2051	$6,992,884	$831,597
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (c)	52,810,232	2,828,057
Series 2021-79, IO, 0.87%, 8/16/2063 (c)	73,054,027	4,199,544
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (c)	83,428,634	5,001,285
Series 2021-85, IO, VRN, 0.69%, 3/16/2063 (c)	94,339,375	4,453,428
Series 2021-99, IO, VRN, 0.58%, 5/16/2061 (c)	39,168,999	1,579,184
Series 2022-77, IO, VRN, 0.51%, 9/16/2063 (c)	86,575,302	3,790,137
Series 2022-91, IO, 0.43%, 7/16/2064 (c)	77,279,608	3,239,407
Series 2022-95, IO, VRN, 0.37%, 1/16/2063 (c)	169,624,227	5,851,183
Series 2023-161, IO, VRN, 1.13%, 7/16/2065 (c)	50,016,952	4,438,140
Series 2024-100, Class AI, IO, 0.75%, 10/16/2065 (c)	59,911,761	3,743,580
Series 2025-162, Class EI, IO, VRN, 0.78%, 2/16/2068 (c)	66,632,403	4,666,650
Series 2025-88, IO, VRN, 0.83%, 2/16/2067 (c)	37,508,311	2,605,922
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 4.20%, 12/20/2040 (c)	2,434,745	2,423,230
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	162,503	161,635
Series 2014-43, Class PS, CMO, IO, REMIC, 6.07% - 1 mo. USD Term SOFR, 2.43%, 7/20/2042 (c)	293,445	2,480
Series 2016-99, Class LA, 2.00%, 11/20/2043	7,494,062	6,418,173
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 4.03%, 7/20/2048 (c)	2,137,768	2,095,267
Series 2019-6, Class LA, 3.50%, 12/20/2048	4,834,416	4,480,710
Series 2020-116, Class HS, CMO, IO, 6.09% - 1 mo. USD Term SOFR, 2.45%, 8/20/2050 (c)	5,488,398	677,322
Series 2020-129, Class YI, IO, 2.50%, 9/20/2050	8,227,304	1,238,507
Series 2020-173, Class SY, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 2.55%, 11/20/2050 (c)	19,730,773	2,850,248
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	$24,740,351	$3,011,650
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, 1.25%, 11/20/2050 (c)	6,668,400	494,979
Series 2020-181, Class QI, IO, 3.00%, 12/20/2050	6,491,119	1,082,927
Series 2020-185, Class SE, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 2.55%, 12/20/2050 (c)	24,591,545	3,333,765
Series 2020-84, Class NT, 1.25%, 6/20/2050	3,616,889	2,794,512
Series 2020-96, Class DI, CMO, IO, 3.00%, 7/20/2050	44,340,377	7,666,219
Series 2021-1, Class IH, IO, 2.50%, 1/20/2051	30,808,312	4,736,234
Series 2021-112, IO, VRN, 0.99%, 10/16/2063 (c)	120,584,307	8,080,293
Series 2021-118, Class EI, IO, 2.50%, 7/20/2051	11,391,804	1,177,460
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, 0.45%, 1/20/2051 (c)	6,245,854	213,076
Series 2021-137, Class IQ, IO, 3.00%, 8/20/2051	15,998,259	2,671,336
Series 2021-139, Class IP, IO, 3.00%, 8/20/2051	20,368,427	3,562,395
Series 2021-142, IO, 3.00%, 8/20/2051	17,691,788	2,963,917
Series 2021-159, Class IA, CMO, IO, 3.00%, 9/20/2051	5,456,889	852,876
Series 2021-196, Class IM, IO, 3.00%, 11/20/2051	22,025,800	3,735,443
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	33,126,975	5,239,015
Series 2021-221, Class IN, CMO, IO, 2.50%, 12/20/2051	31,978,301	4,961,723
Series 2021-30, Class KI, IO, 3.00%, 2/20/2051	6,688,162	1,168,361
Series 2021-44, Class IQ, IO, 3.00%, 3/20/2051	12,528,778	2,094,124
Series 2021-8, Class KX, IO, 3.00%, 1/20/2051	8,598,190	1,361,776
Series 2022-180, IO, 2.50%, 6/20/2051	35,013,663	5,389,155
Series 2022-61, Class EI, IO, 3.00%, 7/20/2051	2,900,099	489,350
Series 2022-93, CMO, IO, 3.00%, 8/20/2051	43,945,687	5,006,252
Security Description	Principal Amount	Value
Series 2023-19, Class GI, CMO, IO, 3.00%, 11/20/2051	$31,997,995	$4,936,102
Series 2024-24, Class DI, CMO, IO, 3.50%, 11/20/2051	9,144,634	1,512,656
Series 2024-79, Class CI, IO, 3.50%, 2/20/2052	19,441,671	3,010,161
Series 2025-117, Class Z, CMO, 3.00%, 1/20/2055	25,695,615	18,831,604
Series 2025-208, Class MF, CMO, 30 day USD SOFR Average + 1.00%, 4.61%, 12/20/2055 (c)	12,259,358	12,270,892
Series 2025-84, CMO, IO, 3.50%, 7/20/2051	24,347,188	3,420,593
Series 2025-89, Class AL, CMO, 5.00%, 9/20/2051	11,762,000	11,748,416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,629,877,257)		1,578,840,195
U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Bills 3.62%, 9/10/2026	255,000,000	253,172,272
U.S. Treasury Inflation-Indexed Notes:
0.38%, 7/15/2027	19,040,390	18,726,149
0.50%, 1/15/2028	19,179,379	18,693,152
1.63%, 10/15/2027	25,017,569	24,899,322
U.S. Treasury Notes:
0.63%, 8/15/2030	70,150,000	60,750,997
0.75%, 1/31/2028	245,450,000	232,669,342
0.88%, 11/15/2030	75,200,000	65,294,750
3.55%, 9/30/2026	96,500,000	95,798,868
TOTAL U.S. TREASURY OBLIGATIONS (Cost $769,635,807)		770,004,852
MORTGAGE-BACKED SECURITIES — 9.9%
American Home Mortgage Investment Trust:
Series 2006-1, Class 12A1, CMO, 1 mo. USD Term SOFR + 0.51%, 4.16%, 3/25/2046 (c)	3,806,229	3,337,084
Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 3.95%, 5/25/2047 (c)	4,660,645	2,781,657
Angel Oak Mortgage Trust:
Series 2025-10, Class M1, CMO, 5.72%, 9/25/2070 (a) (b)	1,100,000	1,092,374
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2025-12, Class A3, CMO, 5.34%, 12/25/2070 (a) (b)	$1,170,096	$1,158,546
Series 2025-12, Class M1, CMO, 5.77%, 12/25/2070 (a) (b)	500,000	496,123
Series 2025-7, Class A3, CMO, 5.92%, 6/25/2070 (a) (b)	1,784,781	1,786,428
Series 2025-7, Class M1, CMO, 6.35%, 6/25/2070 (a) (c)	2,800,000	2,805,669
Series 2026-1, Class A3, CMO, 5.17%, 2/25/2071 (a) (b)	938,299	925,521
Series 2026-2, Class M1, CMO, VRN, 5.45%, 2/25/2071 (a) (c)	2,500,000	2,445,765
Aspire Mortgage Trust:
Series 2026-1, Class A3, CMO, 5.21%, 1/25/2066 (a) (b)	1,865,280	1,846,518
Series 2026-1, Class M1, CMO, VRN, 5.40%, 1/25/2066 (a) (c)	1,000,000	990,519
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (b)	1,258,632	1,159,165
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,613,234	2,098,141
Banc of America Mortgage Trust Series 2004-K, Class B1, CMO, 5.22%, 12/25/2034 (c)	2,264,708	2,243,065
Barclays Mortgage Loan Trust:
Series 2026-NQM1, Class A1, CMO, 4.84%, 12/25/2065 (a) (b)	1,321,173	1,303,897
Series 2026-NQM1, Class A3, CMO, 5.24%, 12/25/2065 (a) (b)	943,695	934,887
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (c)	4,385,610	3,318,827
Bear Stearns ALT-A Trust Series 2006-6, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.08%, 11/25/2036 (c)	1,102,868	906,212
BRAVO Residential Funding Trust:
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (b)	6,028,192	6,015,183
Security Description	Principal Amount	Value
Series 2025-NQM10, Class M1, CMO, VRN, 5.76%, 9/25/2065 (a) (c)	$1,700,000	$1,690,594
Series 2025-NQM2, Class M1, CMO, VRN, 6.39%, 11/25/2064 (a) (c)	5,000,000	5,031,168
Series 2025-NQM7, Class M1, CMO, VRN, 6.23%, 7/25/2065 (a) (c)	1,900,000	1,905,964
Series 2025-NQM8, Class M1, CMO, VRN, 5.82%, 6/25/2065 (a) (c)	1,500,000	1,494,634
Series 2025-NQM9, Class M1, 6.03%, 9/25/2065 (a) (c)	11,477,000	11,515,737
Series 2026-NQM3, Class A3, CMO, 5.34%, 11/25/2065 (a) (b)	1,902,984	1,884,710
Series 2026-NQM3, Class M1, CMO, VRN, 5.63%, 11/25/2065 (a) (c)	2,000,000	1,974,077
ChaseFlex Trust Series 2007-3, Class 1A2, CMO, 1 mo. USD Term SOFR + 0.57%, 4.22%, 7/25/2037 (c)	7,724,394	1,930,952
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	564,578	388,308
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,409,497	1,279,497
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	1,989,340	983,038
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,898,903	1,263,623
Series 2007-HYB1, Class 2A1, CMO, 3.90%, 3/25/2037 (c)	802,281	697,209
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (c)	6,527,069	6,476,226
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.44%, 9/25/2037 (c)	1,804,771	1,423,641
Series 2007-AR4, Class 1A1A, CMO, 4.45%, 3/25/2037 (c)	934,420	777,346
Series 2007-AR5, Class 1A2A, CMO, 4.80%, 4/25/2037 (c)	352,881	322,925
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	2,644,448	2,208,306
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	$2,039,368	$1,663,491
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 3.99%, 2/25/2067 (a) (b)	11,776,293	11,104,748
Series 2022-3, Class M1, 4.20%, 2/25/2067 (a) (c)	10,023,000	9,070,821
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (b)	4,111,711	4,111,711
Series 2025-7, Class M1, CMO, VRN, 6.03%, 6/25/2070 (a) (c)	1,900,000	1,906,629
Series 2026-2, Class A3, CMO, 5.19%, 3/25/2071 (a) (b)	3,938,038	3,889,336
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,166,477	808,869
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 4.41%, 11/25/2035 (c)	4,016,064	2,742,342
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,770,835	1,458,492
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,255,260	1,098,754
Series 2006-43CB, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.61%, 6.00%, 2/25/2037 (c)	3,538,094	1,666,876
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,132,173	961,659
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 4.17%, 5/20/2046 (c)	1,330,631	1,258,930
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 4.21%, 8/25/2037 (c)	6,340,996	1,967,745
Cross Mortgage Trust:
Series 2025-H5, Class A3, CMO, 5.86%, 7/25/2070 (a) (b)	1,205,058	1,205,924
Series 2025-H5, Class M1, CMO, VRN, 6.18%, 7/25/2070 (a) (c)	1,500,000	1,506,167
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	964,776	859,432
Security Description	Principal Amount	Value
Deephaven Residential Mortgage Trust:
Series 2022-2, Class A1, 5.30%, 3/25/2067 (a) (c)	$3,087,904	$2,951,970
Series 2026-INV1, Class A2, CMO, 5.10%, 12/25/2070 (a) (b)	239,215	235,632
Series 2026-INV1, Class A3, CMO, 5.20%, 12/25/2070 (a) (b)	478,430	472,221
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 4.40%, 6/25/2037 (c)	2,221,688	1,932,833
Series 2007-OA5, Class A2, CMO, 1 mo. USD Term SOFR + 0.71%, 4.36%, 8/25/2047 (c)	3,165,388	2,692,543
Ellington Financial Mortgage Trust:
Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (b)	4,177,917	4,163,927
Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (b)	1,538,356	1,540,147
Series 2025-NQM5, Class M1, CMO, VRN, 5.77%, 11/25/2070 (a) (c)	1,000,000	994,487
Series 2026-NQM3, Class A3, CMO, 5.38%, 3/25/2071 (a) (b)	1,914,934	1,896,327
Series 2026-NQM3, Class M1, CMO, VRN, 5.70%, 3/25/2071 (a) (c)	1,000,000	985,944
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,591,890	761,855
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,814,623	512,051
GCAT Trust:
Series 2025-NQM3, Class A3, CMO, 5.96%, 5/25/2070 (a) (b)	2,379,727	2,393,806
Series 2025-NQM3, Class M1, CMO, VRN, 6.33%, 5/25/2070 (a) (c)	3,000,000	3,011,575
Series 2026-NQM2, Class A1, CMO, VRN, 5.45%, 2/25/2071 (a) (c)	4,865,995	4,854,924
GreenPoint MTA Trust Series 2005-AR1, Class A4, CMO, 1 mo. USD Term SOFR + 0.71%, 4.36%, 6/25/2045 (c)	2,236,519	1,907,601
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
GS Mortgage-Backed Securities Corp. Trust:
Series 2025-NQM6, Class A3, CMO, 5.28%, 2/25/2066 (a) (b)	$1,653,994	$1,638,200
Series 2025-NQM6, Class M1, CMO, VRN, 5.70%, 2/25/2066 (a) (c)	1,070,000	1,064,530
GS Mortgage-Backed Securities Trust:
Series 2025-DSC2, Class M1, CMO, VRN, 5.79%, 1/25/2066 (a) (c)	1,250,000	1,248,630
Series 2025-NQM5, Class M1, CMO, VRN, 5.75%, 7/25/2065 (a) (c)	2,000,000	1,958,884
Series 2026-NQM1, Class A1, CMO, VRN, 4.87%, 3/25/2066 (a) (c)	1,239,668	1,223,807
Series 2026-NQM1, Class A2, CMO, 5.12%, 3/25/2066 (a) (b)	221,369	219,349
Series 2026-NQM1, Class A3, CMO, 5.23%, 3/25/2066 (a) (b)	442,739	437,898
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 4.20%, 8/25/2046 (c)	13,876,872	2,661,251
Series 2007-AR1, Class 2A1, 3.82%, 3/25/2047 (c)	3,523,699	1,781,268
HOMES Trust:
Series 2026-AFC1, Class A3, CMO, 5.30%, 2/25/2061 (a) (b)	2,688,528	2,656,309
Series 2026-AFC1, Class M1, CMO, VRN, 5.55%, 2/25/2061 (a) (c)	2,500,000	2,437,126
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,712,751	4,793,949
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.42%, 4/25/2036 (c)	3,307,476	3,051,547
JP Morgan Mortgage Trust:
Series 2025-NQM4, Class M1A, CMO, VRN, 5.64%, 3/25/2066 (a) (c)	4,500,000	4,460,863
Series 2025-NQM5, Class A3, CMO, 5.23%, 5/25/2066 (a) (b)	5,438,163	5,370,220
Series 2026-VIS1, Class M1, CMO, VRN, 5.50%, 6/25/2066 (a) (c)	2,700,000	2,652,266
Security Description	Principal Amount	Value
Lehman XS Trust:
Series 2006-GP1, Class A4A, CMO, 1 mo. USD Term SOFR + 0.77%, 4.42%, 5/25/2046 (c)	$1,526,009	$1,317,195
Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 4.42%, 6/25/2046 (c)	5,599,832	4,490,049
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.08%, 11/25/2036 (c)	5,131,144	4,704,641
MFA Trust:
Series 2025-NQM5, Class A3, CMO, 5.44%, 11/25/2070 (a) (b)	888,086	879,636
Series 2026-NQM1, Class A3, CMO, 5.41%, 2/25/2071 (a) (b)	2,918,884	2,887,851
Series 2026-NQM1, Class M1, CMO, VRN, 5.59%, 2/25/2071 (a) (c)	1,250,000	1,238,540
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.13%, 1/26/2051 (a) (c)	13,339,228	12,869,544
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM2, Class M1, CMO, VRN, 5.48%, 1/26/2071 (a) (c)	1,500,000	1,481,248
New Residential Mortgage Loan Trust:
Series 2025-NQM5, Class A3, CMO, 5.46%, 8/25/2065 (a) (b)	1,734,524	1,719,609
Series 2025-NQM5, Class M1, CMO, VRN, 6.09%, 8/25/2065 (a) (c)	5,850,000	5,920,467
Series 2025-NQM6, Class A3, CMO, 5.34%, 10/25/2065 (a) (b)	446,614	441,953
Series 2025-NQM6, Class M1, CMO, VRN, 5.81%, 10/25/2065 (a) (c)	500,000	498,214
Series 2026-NQM1, Class A1, CMO, VRN, 4.82%, 11/25/2065 (a) (c)	2,044,495	2,016,356
Series 2026-NQM1, Class A2, CMO, 5.08%, 11/25/2065 (a) (b)	464,658	458,626
Series 2026-NQM1, Class A3, CMO, 5.18%, 11/25/2065 (a) (b)	464,658	458,100
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2026-NQM7, Class A3, CMO, 5.77%, 6/25/2066 (a) (b)	$3,218,102	$3,217,000
NYMT Loan Trust:
Series 2026-INV1, Class A1, CMO, VRN, 4.77%, 2/25/2061 (a) (c)	1,670,760	1,646,135
Series 2026-INV1, Class A2, CMO, 5.05%, 2/25/2061 (a) (b)	491,400	484,281
Series 2026-INV1, Class A3, CMO, 5.20%, 2/25/2061 (a) (b)	491,400	485,625
Series 2026-INV1, Class M1, CMO, VRN, 5.77%, 2/25/2061 (a) (c)	2,000,000	1,998,219
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (a) (b)	5,403,728	5,404,300
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (a) (b)	1,513,876	1,508,168
Series 2024-NQM18, Class M1, CMO, VRN, 6.17%, 10/25/2064 (a) (c)	5,600,000	5,620,669
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (b)	3,167,668	3,185,007
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (b)	2,329,380	2,339,185
Series 2025-R1, Class A3, CMO, 5.19%, 9/25/2062 (a) (b)	927,752	912,781
Series 2025-R1, Class M1, CMO, VRN, 5.75%, 9/25/2062 (a) (c)	1,350,000	1,336,145
Series 2026-NQM2, Class A1, CMO, VRN, 4.82%, 12/1/2065 (a) (c)	2,386,726	2,356,444
PRKCM Trust:
Series 2026-AFC1, Class M1, CMO, VRN, 5.50%, 2/25/2061 (a) (c)	2,500,000	2,471,268
Series 2026-AFC2, Class A1, CMO, VRN, 5.37%, 4/25/2061 (a) (c)	1,969,535	1,964,262
PRPM LLC:
Series 2024-7, Class A1, CMO, 5.87%, 11/25/2029 (a) (b)	3,047,364	3,049,232
Series 2024-8, Class A1, CMO, 5.90%, 12/25/2029 (a) (b)	11,164,989	11,153,847
Series 2025-3, Class A1, CMO, 6.26%, 5/25/2030 (a) (b)	15,027,867	15,022,505
Security Description	Principal Amount	Value
Series 2025-4, Class A1, CMO, 6.18%, 6/25/2030 (a) (b)	$13,027,255	$12,992,113
Series 2025-6, Class A1, CMO, 5.77%, 8/25/2028 (a) (b)	1,660,531	1,655,101
PRPM Trust:
Series 2025-NQM5, Class A1, CMO, VRN, 5.18%, 10/25/2070 (a) (c)	1,073,850	1,065,925
Series 2025-NQM5, Class A2, CMO, 5.33%, 10/25/2070 (a) (b)	894,931	888,215
Series 2025-NQM5, Class A3, CMO, 5.43%, 10/25/2070 (a) (b)	894,931	886,069
Series 2025-NQM5, Class B1, CMO, VRN, 6.90%, 10/25/2070 (a) (c)	1,000,000	1,018,479
Series 2025-NQM5, Class M1, CMO, VRN, 5.90%, 10/25/2070 (a) (c)	1,000,000	1,001,558
Series 2026-NQM1, Class A3, CMO, 5.44%, 2/25/2071 (a) (b)	951,423	940,360
Series 2026-NQM1, Class M1, CMO, VRN, 5.72%, 2/25/2071 (a) (c)	2,000,000	1,986,342
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.01%, 7/25/2035 (c)	1,092,756	1,024,352
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,287,189	1,916,763
Series 2006-QO9, Class 1A3A, CMO, 1 mo. USD Term SOFR + 0.51%, 4.16%, 12/25/2046 (c)	7,840,551	6,921,713
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	1,939,978	1,772,265
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,055,728	1,006,815
SG Residential Mortgage Trust Series 2026-1, Class M1, CMO, VRN, 5.54%, 1/25/2066 (a) (c)	3,500,000	3,444,615
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.77%, 9/25/2036 (c)	30,350	27,712
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 4.43%, 7/19/2034 (c)	373,290	360,191
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 4.18%, 9/25/2047 (c)	$4,862,060	$4,022,192
TBW Mortgage-Backed Trust:
Series 2006-6, Class A2B, 6.16%, 1/25/2037 (b)	9,850,018	2,123,764
Series 2006-6, Class A5A, CMO, 6.46%, 1/25/2037 (b)	3,915,623	3,130,685
Verus Securitization Trust:
Series 2022-3, Class A1, 5.13%, 2/25/2067 (a) (b)	12,277,596	11,503,993
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (c)	5,628,063	5,629,688
Series 2025-10, Class A3, CMO, 5.37%, 6/25/2070 (a) (b)	3,101,751	3,080,057
Series 2025-4, Class A1, CMO, 5.45%, 5/25/2070 (a) (b)	18,008,576	18,008,509
Series 2026-2, Class A3, CMO, 5.05%, 2/25/2071 (a) (b)	1,539,112	1,516,803
Series 2026-2, Class M1, CMO, VRN, 5.38%, 2/25/2071 (a) (c)	1,000,000	981,732
Series 2026-3, Class M1, CMO, VRN, 5.55%, 3/25/2071 (a) (c)	2,000,000	1,974,872
Series 2026-R1, Class A1, CMO, VRN, 4.83%, 10/25/2067 (a) (c)	1,628,794	1,605,307
Series 2026-R1, Class A2, CMO, 5.03%, 10/25/2067 (a) (b)	465,372	456,882
Series 2026-R1, Class A3, CMO, 5.19%, 10/25/2067 (a) (b)	465,372	457,721
Series 2026-R3, Class A1, CMO, VRN, 5.19%, 2/27/2068 (a) (c)	2,847,688	2,833,591
Series 2026-R3, Class M1, CMO, VRN, 6.03%, 2/27/2068 (a) (c)	2,000,000	2,010,372
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 3.97%, 11/25/2036 (c)	2,551,529	2,244,175
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	461,900	450,162
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	3,672,828	2,945,155
Security Description	Principal Amount	Value
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (b)	$2,376,308	$462,612
Series 2006-AR9, Class 2A, 1 yr. MTA + 0.84%, 4.58%, 11/25/2046 (c)	2,353,328	1,882,814
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,034,125	2,515,516
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 4.22%, 2/25/2037 (c)	3,078,976	2,286,816
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 6.11%, 8/25/2037 (c)	432,524	429,615
TOTAL MORTGAGE-BACKED SECURITIES (Cost $438,837,912)		414,138,125
COMMERCIAL MORTGAGE BACKED SECURITIES — 6.0%
1345 Trust Series 2025-AOA, Class A, 1 mo. USD Term SOFR + 1.60%, 5.23%, 6/15/2042 (a) (c)	970,000	971,399
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 4.79%, 9/15/2034 (a) (c)	1,390,000	1,388,395
Acore Issuer LLC Series 2026-FL1, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 8/20/2043 (a) (c)	2,890,000	2,891,162
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 4.95%, 8/18/2042 (a) (c)	1,380,000	1,379,995
ACRES LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.62%, 5.26%, 8/18/2040 (a) (c)	1,399,886	1,403,737
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 4.99%, 1/20/2043 (a) (c)	2,000,000	2,000,154
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.04%, 1/15/2037 (a) (c)	439,422	439,422
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ARDN Mortgage Trust Series 2025-ARCP, Class A, 1 mo. USD Term SOFR + 1.75%, 5.38%, 6/15/2035 (a) (c)	$970,000	$969,782
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.02%, 12/17/2029 (a) (c)	2,080,000	2,081,265
Bank:
Series 2017-BNK4, Class XA, IO, 1.48%, 5/15/2050 (c)	23,207,225	161,480
Series 2017-BNK6, Class XA, IO, 0.89%, 7/15/2060 (c)	38,507,090	176,943
Series 2018-BN13, Class B, VRN, 4.71%, 8/15/2061 (c)	487,000	467,173
Series 2021-BN35, Class XA, IO, VRN, 1.12%, 6/15/2064 (c)	8,406,116	309,942
Bank5:
Series 2024-5YR12, Class A3, VRN, 5.90%, 12/15/2057 (c)	2,755,000	2,837,231
Series 2024-5YR8, Class A3, 5.88%, 8/15/2057	3,404,000	3,486,055
Series 2024-5YR8, Class XA, IO, 1.12%, 8/15/2057 (c)	45,644,163	1,062,546
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,407,922
Series 2025-5YR15, Class AS, 5.76%, 7/15/2058	1,340,000	1,360,034
Series 2025-5YR18, Class A3, 5.15%, 12/15/2058	1,270,000	1,279,784
Series 2025-5YR19, Class AS, 5.61%, 12/15/2058	2,249,000	2,277,783
Series 2026-5YR20, Class C, VRN, 6.04%, 2/15/2059 (c)	3,352,000	3,403,534
Series 2026-5YR22, Class A3, VRN, 5.71%, 6/15/2059 (c)	3,442,000	3,550,044
Bank5 Trust Series 2024-5YR6, Class A3, 6.23%, 5/15/2057	1,831,000	1,886,874
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, IO, 2.37%, 12/15/2055 (a) (c)	12,094,000	1,491,736
Security Description	Principal Amount	Value
Series 2023-5C23, Class A3, VRN, 6.68%, 12/15/2056 (c)	$2,286,000	$2,369,326
Series 2024-5C25, Class AS, VRN, 6.36%, 3/15/2057 (c)	2,286,000	2,341,956
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	1,890,000	1,903,794
Series 2025-5C37, Class A3, 5.02%, 9/15/2058	2,001,000	2,004,277
Series 2025-5C38, Class A3, 5.15%, 11/15/2058	2,048,000	2,066,854
Series 2025-C32, Class XA, IO, VRN, 1.34%, 2/15/2062 (c)	15,885,751	1,219,557
Series 2026-5C40, Class AS, VRN, 5.53%, 2/15/2059 (c)	3,334,000	3,370,428
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.22%, 9/19/2039 (a) (c)	1,800,423	1,802,250
Series 2026-FL17, Class A, 1 mo. USD Term SOFR + 1.35%, 4.99%, 5/19/2043 (a) (c)	3,410,000	3,410,462
Benchmark Mortgage Trust:
Series 2019-B14, Class A2, 2.91%, 12/15/2062	1,844,419	1,782,592
Series 2020-B19, Class XA, IO, VRN, 1.76%, 9/15/2053 (c)	16,576,832	676,451
Series 2021-B24, Class XA, IO, VRN, 1.19%, 3/15/2054 (c)	3,120,615	111,763
Series 2024-V10, Class AS, VRN, 5.73%, 9/15/2057 (c)	303,000	306,013
Series 2024-V6, Class A3, 5.93%, 3/15/2057	2,012,000	2,057,326
Series 2024-V6, Class AS, 6.38%, 3/15/2057	333,000	341,958
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	872,000	901,054
Series 2024-V8, Class A1, 5.51%, 7/15/2057	1,081,943	1,089,388
Series 2024-V8, Class A3, VRN, 6.19%, 7/15/2057 (c)	1,832,000	1,891,926
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,840,727
Series 2025-V14, Class AM, VRN, 6.09%, 4/15/2057 (c)	3,323,000	3,411,320
Series 2025-V15, Class AS, 6.17%, 6/15/2058	3,941,000	4,054,518
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2025-V16, Class A3, VRN, 5.44%, 8/15/2058 (c)	$1,330,000	$1,352,315
Series 2025-V17, Class A3, 5.07%, 9/15/2058	1,998,000	2,007,468
Series 2025-V18, Class AS, 5.59%, 10/15/2058	1,033,000	1,044,017
Series 2025-V18, Class XA, IO, VRN, 1.47%, 10/15/2058 (a) (c)	37,159,367	1,730,220
Series 2025-V19, Class A3, VRN, 5.25%, 1/15/2058	2,029,000	2,052,956
Series 2026-V20, Class B, VRN, 5.69%, 2/15/2059 (c)	3,349,000	3,365,329
Series 2026-V21, Class A3, 5.13%, 3/15/2059	2,266,000	2,282,505
BFLD Trust Series 2025-EWEST, Class C, 1 mo. USD Term SOFR + 2.10%, 5.73%, 6/15/2042 (a) (c)	970,000	970,324
BMO Mortgage Trust:
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,897,357
Series 2024-5C6, Class AS, VRN, 5.75%, 9/15/2057 (c)	291,000	292,968
Series 2024-5C7, Class AS, VRN, 5.89%, 11/15/2057 (c)	1,288,000	1,302,324
Series 2025-5C12, Class AS, 5.56%, 10/15/2058	2,011,000	2,028,096
BRSP Ltd. Series 2026-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 8/19/2043 (a) (c)	3,350,000	3,353,159
BSPRT Issuer LLC Series 2026-FL13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.14%, 10/18/2043 (a) (c)	2,860,000	2,864,647
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A, 5.06%, 4/13/2041 (a) (c)	870,000	862,010
BX Commercial Mortgage Trust:
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 5.32%, 8/15/2041 (a) (c)	1,023,356	1,027,124
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.01%, 8/15/2042 (a) (c)	655,419	656,328
Security Description	Principal Amount	Value
Series 2026-ALOHA, Class C, 1 mo. USD Term SOFR + 1.70%, 5.33%, 4/15/2043 (a) (c)	$1,720,000	$1,722,678
Series 2026-CSMO, Class B, 1 mo. USD Term SOFR + 1.70%, 5.33%, 2/15/2043 (a) (c)	2,230,000	2,242,699
Series 2026-XL6, Class A, 1 mo. USD Term SOFR + 1.20%, 4.83%, 3/15/2043 (a) (c)	2,043,473	2,042,413
BX Trust:
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (c)	1,460,000	1,324,870
Series 2021-BXMF, Class D, 1 mo. USD Term SOFR + 1.94%, 5.57%, 10/15/2026 (a) (c)	229,192	229,123
Series 2022-LBA6, Class C, 1 mo. USD Term SOFR + 1.60%, 5.23%, 1/15/2039 (a) (c)	1,700,000	1,699,477
Series 2025-ROIC, Class A, 1 mo. USD Term SOFR + 1.14%, 4.77%, 3/15/2030 (a) (c)	96,395	96,225
BXMT Ltd. Series 2026-FL6, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 8/19/2043 (a) (c)	3,340,000	3,342,165
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,360,000	1,340,019
Series 2017-GM, Class B, VRN, 3.54%, 6/13/2039 (a) (c)	1,710,000	1,680,666
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.36%, 5/10/2050 (c)	11,589,807	52,333
CENT Trust Series 2025-CITY, Class A, VRN, 5.09%, 7/10/2040 (a) (c)	1,323,000	1,320,063
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, IO, 0.87%, 5/10/2058 (c)	70,704	3
Series 2016-C7, Class A3, 3.84%, 12/10/2054	1,279,000	1,274,214
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class C, 4.48%, 9/10/2058 (c)	550,000	486,550
Series 2016-GC36, Class XA, IO, 1.11%, 2/10/2049 (c)	2,991,262	15,789
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.38%, 10/10/2046 (c)	$1,060,148	$3,145
Series 2015-DC1, Class XA, IO, 0.70%, 2/10/2048 (c)	260,913	925
Series 2016-COR1, Class B, 3.90%, 10/10/2049	1,545,000	1,459,368
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (c)	42,415,304	316,162
Series 2019-C17, Class XA, IO, VRN, 1.45%, 9/15/2052 (c)	26,382,086	826,768
CSMC Trust:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	495,901	468,088
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	1,410,000	1,259,613
CSTL Commercial Mortgage Trust Series 2026-GATE3, Class B, VRN, 5.10%, 2/10/2043 (a) (c)	1,670,000	1,637,376
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.76%, 6/5/2035 (a) (c)	940,000	926,248
ELP Commercial Mortgage Trust Series 2025-ELP, Class E, VRN, 6.67%, 11/13/2042 (a) (c)	2,200,000	2,177,898
Extended Stay America Trust Series 2026-ESH2, Class A, 1 mo. USD Term SOFR + 1.20%, 4.83%, 2/15/2043 (a) (c)	1,564,657	1,565,701
FS Rialto Issuer LLC:
Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.58%, 5.22%, 5/16/2038 (a) (c)	309,373	309,394
Series 2025-FL10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.02%, 8/19/2042 (a) (c)	1,210,000	1,211,025
Series 2026-FL11, Class A, 1 mo. USD Term SOFR + 1.45%, 5.09%, 1/19/2044 (a) (c)	3,180,000	3,188,276
FS Trust Series 2026-HULA, Class A, 1 mo. USD Term SOFR + 1.45%, 5.08%, 3/15/2041 (a) (c)	1,710,000	1,713,635
GGP Commercial Mortgage Trust Series 2026-SSP, Class A, VRN, 5.12%, 7/5/2043 (a) (c)	1,140,000	1,141,993
Security Description	Principal Amount	Value
GGP Trust Series 2026-TY, Class A, VRN, 4.83%, 3/5/2043 (a) (c)	$2,230,000	$2,196,455
GPMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.11%, 12/15/2036 (a) (c)	2,304,883	2,307,372
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (a) (c)	1,147,000	1,008,459
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 4.82%, 7/15/2031 (a) (c)	283,000	264,868
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 5.52%, 7/15/2031 (a) (c)	650,000	43,827
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 6.02%, 7/15/2031 (a) (c)	650,000	32,487
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 6.72%, 7/15/2031 (a) (c)	650,000	16,237
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 7.85%, 7/15/2031 (a) (c)	650,000	6,487
GS Mortgage Securities Trust:
Series 2015-GC34, Class XA, IO, 0.79%, 10/10/2048 (c)	708,529	3,895
Series 2016-GS3, Class XA, IO, 1.20%, 10/10/2049 (c)	7,517,231	294
Series 2017-GS7, Class XA, IO, 1.17%, 8/10/2050 (c)	36,131,969	223,623
INCREF LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.37%, 10/19/2042 (a) (c)	1,940,000	1,944,654
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class XA, IO, 0.87%, 1/15/2049 (c)	1,924,924	5,118
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 4.47%, 4/15/2037 (a) (c)	1,690,695	1,677,114
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.54%, 11/15/2047 (c)	747,338	743
Series 2015-C30, Class XA, IO, 0.02%, 7/15/2048 (c)	2,334,321	91
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.42%, 6/15/2049 (c)	$4,091,176	$35,713
LBTY Commercial Mortgage Trust Series 2026-225L, Class B, VRN, 5.05%, 2/10/2043 (a) (c)	2,230,000	2,192,311
LMRK Issuer Co. 2 LLC Series 2025-1A, Class A, ABS, 5.52%, 9/15/2055 (a)	3,500,000	3,477,218
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.02%, 8/17/2042 (a) (c)	2,080,000	2,082,385
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.97%, 3/10/2050 (a) (c)	23,586,152	69,518
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (c)	1,300,000	1,255,527
MF1 Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 5.33%, 8/18/2041 (a) (c)	760,000	761,002
MF1 LLC:
Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 5.79%, 6/19/2037 (a) (c)	971,548	971,776
Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 4.96%, 2/18/2040 (a) (c)	2,080,000	2,079,692
Series 2026-FL21, Class ASFX, 5.12%, 2/18/2041 (a)	3,490,000	3,429,407
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 4.83%, 10/16/2036 (a) (c)	248,451	248,442
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C28, Class XA, IO, 1.19%, 1/15/2049 (c)	2,716,954	3,415
Series 2016-C30, Class XA, IO, 1.35%, 9/15/2049 (c)	1,881,502	2,234
Series 2016-C31, Class C, 4.36%, 11/15/2049 (c)	1,835,000	1,772,615
Series 2025-5C2, Class A3, 5.11%, 11/15/2058	2,061,000	2,074,490
Morgan Stanley Capital I Trust:
Series 2016-UB12, Class XA, IO, 0.76%, 12/15/2049 (c)	37,794,030	63,874
Security Description	Principal Amount	Value
Series 2019-L3, Class XA, IO, 0.72%, 11/15/2052 (c)	$51,284,219	$871,489
Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (c)	1,605,089	1,594,493
MTN Commercial Mortgage Trust Series 2026-LPFX, Class A, VRN, 5.15%, 5/15/2043 (a) (c)	1,150,000	1,145,089
NXPT Commercial Mortgage Trust:
Series 2024-STOR, Class A, VRN, 4.46%, 11/5/2041 (a) (c)	1,110,000	1,086,434
Series 2024-STOR, Class B, VRN, 4.80%, 11/5/2041 (a) (c)	1,030,000	1,009,456
NYC Commercial Mortgage Trust:
Series 2026-1PARK, Class C, 1 mo. USD Term SOFR + 1.85%, 5.48%, 2/15/2043 (a) (c)	2,250,000	2,244,493
Series 2026-7W34, Class A, VRN, 5.21%, 2/5/2041 (a) (c)	1,670,000	1,655,038
Series 2026-9W57, Class B, VRN, 5.35%, 6/6/2040 (a) (c)	1,720,000	1,711,577
Oceanview Mortgage Trust Series 2026-1, Class A, VRN, 5.10%, 8/25/2055 (a) (c)	3,767,823	3,703,155
PENN Commercial Mortgage Trust Series 2025-P11, Class B, 6.12%, 8/10/2042 (a) (c)	1,660,000	1,693,519
PFP Ltd. Series 2026-13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.14%, 8/18/2043 (a) (c)	3,310,000	3,323,341
PLYM Commercial Mortgage Trust Series 2026-IND, Class A, 1 mo. USD Term SOFR + 1.25%, 4.88%, 3/15/2043 (a) (c)	2,260,000	2,261,069
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.51%, 5.14%, 5/15/2038 (a) (c)	1,390,000	1,387,999
SHOPS Commercial Mortgage Trust Series 2026-CSTL, Class A, VRN, 4.97%, 5/5/2039 (a) (c)	1,720,000	1,706,596
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,450,000	1,243,936
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2026-OMA, Class C, VRN, 5.63%, 4/15/2041 (a) (c)	$1,710,000	$1,705,116
SMRT Commercial Mortgage Trust Series 2022-MINI, Class C, 1 mo. USD Term SOFR + 1.55%, 5.18%, 1/15/2039 (a) (c)	800,000	799,263
SPGN Trust Series 2026-TFLM, Class A, 1 mo. USD Term SOFR + 1.30%, 4.93%, 2/15/2041 (a) (c)	1,680,000	1,672,559
SREIT Trust Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 4.56%, 11/15/2036 (a) (c)	1,000,000	999,853
TCO Commercial Mortgage Trust Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.99%, 5.62%, 12/15/2039 (a) (c)	1,380,000	1,381,724
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.61%, 6/15/2050 (c)	13,959,598	86,190
Series 2017-C4, Class XA, IO, 1.23%, 10/15/2050 (c)	18,882,277	166,312
Series 2017-C6, Class B, VRN, 4.15%, 12/15/2050 (c)	3,940,000	3,686,410
Series 2018-C8, Class C, 4.84%, 2/15/2051 (c)	1,969,000	1,810,338
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	647,000	646,115
Velocity Commercial Capital Loan Trust:
Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (c)	1,278,379	968,859
Series 2024-6, Class A, VRN, 5.81%, 12/25/2054 (a) (c)	4,073,844	4,076,847
Series 2025-3, Class A, VRN, 5.87%, 6/25/2055 (a) (c)	5,373,769	5,387,352
Series 2025-5, Class A, VRN, 5.32%, 12/25/2055 (a) (c)	9,212,293	9,132,923
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2, Class XA, IO, 0.00%, 7/15/2058 (c)	489,453	19
Series 2016-BNK1, Class XB, IO, VRN, 1.61%, 8/15/2049 (c)	19,849,000	709
Security Description	Principal Amount	Value
Series 2017-C38, Class XA, IO, 1.03%, 7/15/2050 (c)	$30,391,140	$131,316
Series 2017-C42, Class B, VRN, 4.00%, 12/15/2050 (c)	1,761,000	1,638,596
Series 2017-RC1, Class XA, IO, 1.54%, 1/15/2060 (c)	14,274,671	63,047
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	1,933,000	2,002,026
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	1,875,000	1,921,815
Series 2025-5C7, Class A3, 5.20%, 12/15/2058	2,087,000	2,105,799
Series 2026-5C10, Class A3, 5.79%, 6/15/2059	3,456,000	3,561,169
Series 2026-5C8, Class A3, 5.03%, 3/15/2059	1,696,000	1,700,963
Series 2026-5C8, Class C, 5.55%, 3/15/2059	1,696,000	1,669,243
Series 2026-5C8, Class XA, IO, VRN, 1.58%, 3/15/2059 (c)	38,150,169	2,084,486
Willowbrook Mall Series 2025-WBRK, Class A, 5.87%, 3/5/2035 (a) (c)	1,393,000	1,420,047
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $287,660,271)		251,510,504

	Shares
SHORT-TERM INVESTMENT — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (i) (j) (Cost $89,322,690)	89,322,690	89,322,690
TOTAL INVESTMENTS — 99.0% (Cost $4,262,455,180)		4,134,447,477
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		42,534,963
NET ASSETS — 100.0%		$4,176,982,440

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 27.2% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(d)	When-issued security.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $90,419,
representing less than 0.05% of the Fund's net assets.

(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note
At June 30,2026, the Fund had unfunded loan commitments of $93,210, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corporation, LLC	11,500	11,522	22
GC Ferry Acquisition I, Inc.	11,667	11,672	5
Kaman Corporation	29,110	29,098	(12)
Pinnacle Buyer LLC	9,678	9,708	30
Pye-Barker Fire & Safety, LLC	13,152	13,187	35
Savor Acquisition, Inc.	18,103	18,223	120
	$93,210	$93,410	$200
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(54)	09/21/2026	$(6,028,522)	$(6,073,312)	$(44,790)
Ultra U.S. Treasury Bond Futures (short)	(1,200)	09/21/2026	(134,841,184)	(139,387,500)	(4,546,316)
5 Yr. U.S. Treasury Note Futures (long)	10,150	09/30/2026	1,081,998,111	1,086,525,781	4,527,670
2 Yr. U.S. Treasury Note Futures (long)	7,650	09/30/2026	1,577,273,740	1,576,916,012	(357,728)
U.S. Treasury Bond Futures (long)	4,430	09/21/2026	487,949,166	502,805,000	14,855,834
					$14,434,670
During the year ended June 30, 2026, the average notional value related to long futures contracts was $2,733,316,818 and short futures contracts was $112,340,474.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$527,588,759	$26,069	$527,614,828
Asset-Backed Securities	—	442,493,654	—	442,493,654
Foreign Government Obligations	—	18,122,739	—	18,122,739
U.S. Government Agency Obligations	—	1,578,840,195	—	1,578,840,195
U.S. Treasury Obligations	—	770,004,852	—	770,004,852
Mortgage-Backed Securities	—	414,138,125	—	414,138,125
Commercial Mortgage Backed Securities	—	251,510,504	—	251,510,504
Common Stocks	—	—	64,350	64,350
Senior Floating Rate Loans	—	42,335,540	0 (a)	42,335,540
Short-Term Investment	89,322,690	—	—	89,322,690
TOTAL INVESTMENTS	$89,322,690	$4,045,034,368	$90,419	$4,134,447,477
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$212	$—	$212
Unfunded Loans - Unrealized Depreciation	—	(12)	—	(12)
Futures Contracts - Unrealized Appreciation	19,383,504	—	—	19,383,504
Futures Contracts - Unrealized Depreciation	(4,948,834)	—	—	(4,948,834)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$14,434,670	$200	$—	$14,434,870

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	151,157,708	$151,157,708	$1,530,592,312	$1,592,427,330	$—	$—	89,322,690	$89,322,690	$3,035,080
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	State Street Multi-Asset Real Return ETF	State Street Income Allocation ETF	State Street Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$36,594,202	$6,353,574	$—
Investments in affiliated issuers, at value	1,175,375,079	76,569,511	310,100,758
Total Investments	1,211,969,281	82,923,085	310,100,758
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — unaffiliated issuers	—	—	239,513
Dividends receivable — affiliated issuers	6,402	1,043	2,452
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	7,410	175	1,420
Securities lending income receivable — affiliated issuers	24,405	12,682	15,089
Unrealized appreciation on unfunded loan commitments	—	—	—
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,212,007,498	82,936,985	310,359,232
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	49,150,922	11,200,805	7,036,306
Payable for investments purchased	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Advisory fee payable	144,348	10,107	30,989
Trustees’ fees and expenses payable	29	21	73
Accrued expenses and other liabilities	2,636	2,637	2,636
TOTAL LIABILITIES	49,297,935	11,213,570	7,070,004
NET ASSETS	$1,162,709,563	$71,723,415	$303,289,228
NET ASSETS CONSIST OF:
Paid-in capital	$1,156,226,346	$90,157,812	$252,968,038
Total distributable earnings (loss)	6,483,217	(18,434,397)	50,321,190
NET ASSETS	$1,162,709,563	$71,723,415	$303,289,228
NET ASSET VALUE PER SHARE
Net asset value per share	$34.47	$34.32	$52.84
Shares outstanding (unlimited amount authorized, $0.01 par value)	33,730,000	2,090,000	5,740,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$37,856,712	$5,557,978	$—
Investments in affiliated issuers	1,074,029,068	74,755,278	259,432,137
Total cost of investments	$1,111,885,780	$80,313,256	$259,432,137
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$49,814,729	$11,007,880	$8,716,719
See accompanying notes to financial statements.

State Street Ultra Short Term Bond ETF	State Street Loomis Sayles Opportunistic Bond ETF	State Street Nuveen Municipal Bond ETF	State Street Fixed Income Sector Rotation ETF	State Street US Sector Rotation ETF

$483,510,976	$53,520,654	$26,948,165	$—	$344,805,577
47,055,287	3,253,879	172,380	444,050,464	936,470,641
530,566,263	56,774,533	27,120,545	444,050,464	1,281,276,218
—	136,427	—	—	—
54,317	189,472	—	—	—
—	—	—	—	33,859
3,516	98,980	—	—	—
—	491,776	—	121,636,226	—
—	—	—	—	2,246
—	8,146	—	—	—
—	10,962	—	—	19,369
104,359	4,437	1,362	533	5,153
4,516,122	778,947	370,203	—	—
—	—	—	3,335	4,481
—	—	—	26,847	55,657
—	72	—	—	—
—	—	—	—	71,372
4,465	214	—	—	—
535,249,042	58,493,966	27,492,110	565,717,405	1,281,468,355

—	22,297	—	6,422,269	—
—	—	—	38,279,424	279,210,400
2,500,000	490,982	—	112,934,994	—
—	2,200	—	—	—
89,058	1,483	9,009	87,192	573,228
231	2,649	2,651	102	242
2,637	—	—	2,636	2,635
2,591,926	519,611	11,660	157,726,617	279,786,505
$532,657,116	$57,974,355	$27,480,450	$407,990,788	$1,001,681,850

$532,161,128	$63,142,291	$29,939,872	$438,404,280	$881,520,071
495,988	(5,167,936)	(2,459,422)	(30,413,492)	120,161,779
$532,657,116	$57,974,355	$27,480,450	$407,990,788	$1,001,681,850

$40.43	$25.77	$27.48	$25.63	$64.83
13,175,000	2,250,000	1,000,000	15,920,000	15,450,000

$483,931,060	$53,969,449	$26,542,309	$—	$303,057,056
47,055,287	3,252,381	172,380	444,822,133	833,441,505
$530,986,347	$57,221,830	$26,714,689	$444,822,133	$1,136,498,561
$—	$137,083	$—	$—	$—
$—	$—	$—	$36,976,315	$282,444,417

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

	State Street DoubleLine Emerging Markets Fixed Income ETF	State Street DoubleLine Short Duration Total Return Tactical ETF	State Street DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$73,125,599	$463,747,124	$4,045,124,787
Investments in affiliated issuers, at value	4,109,803	14,958,647	89,322,690
Total Investments	77,235,402	478,705,771	4,134,447,477
Foreign currency, at value	672	—	630
Net cash at broker	—	—	14,470,404
Cash	—	2,203,193	623,093
Receivable from broker — accumulated variation margin on futures contracts	—	—	14,463,558
Receivable for investments sold	—	341,823	3,341,030
Receivable for fund shares sold	—	4,697,892	—
Dividends receivable — affiliated issuers	14,507	45,646	225,364
Interest receivable — unaffiliated issuers	947,046	2,881,300	22,341,088
Unrealized appreciation on unfunded loan commitments	—	8	200
Other receivable	1,071	—	—
TOTAL ASSETS	78,198,698	488,875,633	4,189,912,844
LIABILITIES
Payable for investments purchased	—	10,693,751	11,041,745
Payable for fund shares repurchased	8,564,883	—	—
Advisory fee payable	43,677	172,673	1,884,852
Trustees’ fees and expenses payable	2,668	2,706	1,168
Accrued expenses and other liabilities	—	—	2,639
TOTAL LIABILITIES	8,611,228	10,869,130	12,930,404
NET ASSETS	$69,587,470	$478,006,503	$4,176,982,440
NET ASSETS CONSIST OF:
Paid-in capital	$81,787,243	$487,421,178	$4,820,580,058
Total distributable earnings (loss)	(12,199,773)	(9,414,675)	(643,597,618)
NET ASSETS	$69,587,470	$478,006,503	$4,176,982,440
NET ASSET VALUE PER SHARE
Net asset value per share	$42.82	$46.98	$39.44
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,625,000	10,175,000	105,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$73,380,885	$468,954,076	$4,173,132,490
Investments in affiliated issuers	4,109,803	14,958,647	89,322,690
Total cost of investments	$77,490,688	$483,912,723	$4,262,455,180
Foreign currency, at cost	$555	$—	$611
See accompanying notes to financial statements.

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SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	State Street Multi-Asset Real Return ETF	State Street Income Allocation ETF	State Street Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—
Dividend income — unaffiliated issuers	198,037	258,305	(58,803)
Dividend income — affiliated issuers	26,853,858	2,871,783	8,327,532
Unaffiliated securities lending income	55,455	12,624	18,066
Affiliated securities lending income	425,298	89,884	174,566
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	27,532,648	3,232,596	8,461,361
EXPENSES
Advisory fee	1,126,325	137,364	398,115
Trustees’ fees and expenses	4,409	515	1,976
Miscellaneous expenses	2,648	2,638	2,641
TOTAL EXPENSES	1,133,382	140,517	402,732
NET INVESTMENT INCOME (LOSS)	$26,399,266	$3,092,079	$8,058,629
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,615,468)	419,989	(7,605,566)
Investments — affiliated issuers	11,506,453	(318,096)	11,498,319
In-kind redemptions — unaffiliated issuers	10,624,821	361,512	7,612,148
In-kind redemptions — affiliated issuers	—	1,542,924	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	11,515,806	2,006,329	11,504,901
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(971,120)	602,950	—
Investments — affiliated issuers	75,721,860	1,741,081	22,795,583
Unfunded loan commitments	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	74,750,740	2,344,031	22,795,583
NET REALIZED AND UNREALIZED GAIN (LOSS)	86,266,546	4,350,360	34,300,484
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$112,665,812	$7,442,439	$42,359,113
See accompanying notes to financial statements.

State Street Ultra Short Term Bond ETF	State Street Loomis Sayles Opportunistic Bond ETF	State Street Nuveen Municipal Bond ETF	State Street Fixed Income Sector Rotation ETF	State Street US Sector Rotation ETF	State Street DoubleLine Emerging Markets Fixed Income ETF	State Street DoubleLine Short Duration Total Return Tactical ETF

$23,950,745	$3,118,738	$1,085,192	$—	$—	$5,308,611	$15,994,862
—	59,231	—	—	1,418,627	—	—
2,347,891	238,430	23,896	16,469,803	7,673,724	92,365	546,384
—	—	—	11,080	47,019	—	—
—	—	—	151,195	441,150	—	—
—	(186)	—	—	—	—	—
26,298,636	3,416,213	1,109,088	16,632,078	9,580,520	5,400,976	16,541,246

1,219,775	241,707	111,153	1,131,378	5,492,316	633,061	1,542,872
4,679	3,003	2,848	2,688	6,099	3,376	4,807
2,646	—	—	2,642	2,650	—	—
1,227,100	244,710	114,001	1,136,708	5,501,065	636,437	1,547,679
$25,071,536	$3,171,503	$995,087	$15,495,370	$4,079,455	$4,764,539	$14,993,567

156,550	536,328	(137,275)	(3,583,751)	(1,698,919)	(1,845,374)	362,970
—	(59,816)	—	512,666	4,552,101	—	—
(3,770)	—	19,330	3,583,755	20,409,865	—	—
—	—	—	—	65,769,643	—	—
—	3,141	—	—	—	—	—
—	(8,855)	—	—	—	12	—
(431,757)	(340,238)	—	—	—	—	—
—	(16,550)	—	—	—	—	—
(278,977)	114,010	(117,945)	512,670	89,032,690	(1,845,362)	362,970

(2,341,462)	(796,372)	496,301	—	15,628,752	967,800	(3,290,987)
—	15,166	—	(5,087,631)	35,723,672	—	—
—	(106)	—	—	—	—	8
—	11,880	—	—	—	—	—
—	9,986	—	—	—	(29)	—
(194,001)	(20,119)	—	—	—	—	—
(2,535,463)	(779,565)	496,301	(5,087,631)	51,352,424	967,771	(3,290,979)
(2,814,440)	(665,555)	378,356	(4,574,961)	140,385,114	(877,591)	(2,928,009)
$22,257,096	$2,505,948	$1,373,443	$10,920,409	$144,464,569	$3,886,948	$12,065,558

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

State Street DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$190,006,418
Dividend income — unaffiliated issuers	1,773
Dividend income — affiliated issuers	3,035,080
Foreign taxes withheld	(4,900)
TOTAL INVESTMENT INCOME (LOSS)	193,038,371
EXPENSES
Advisory fee	22,198,379
Trustees’ fees and expenses	29,173
Miscellaneous expenses	2,699
TOTAL EXPENSES	22,230,251
NET INVESTMENT INCOME (LOSS)	$170,808,120
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	322,045
Foreign currency transactions	(12)
Futures contracts	(31,457,575)
Net realized gain (loss)	(31,135,542)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,172,450
Unfunded loan commitments	(100)
Foreign currency translations	(15)
Futures contracts	(14,487,463)
Net change in unrealized appreciation/depreciation	(10,315,128)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(41,450,670)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$129,357,450
See accompanying notes to financial statements.

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SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Multi-Asset Real Return ETF		State Street Income Allocation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,399,266	$13,846,366	$3,092,079	$3,706,033
Net realized gain (loss)	11,515,806	(19,177,476)	2,006,329	1,578,976
Net change in unrealized appreciation/depreciation	74,750,740	42,754,328	2,344,031	2,028,185
Net increase (decrease) in net assets resulting from operations	112,665,812	37,423,218	7,442,439	7,313,194
Net equalization credits and charges	278,648	(74,818)	7,155	2,790
Distributions to shareholders	(26,445,838)	(13,666,571)	(3,474,630)	(3,583,349)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	618,468,762	92,325,883	21,702,454	24,734,183
Cost of shares redeemed	(46,618,936)	(123,568,650)	(21,487,582)	(30,851,425)
Net income equalization	(278,648)	74,818	(7,155)	(2,790)
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	571,571,178	(31,167,949)	207,717	(6,120,032)
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	658,069,800	(7,486,120)	4,182,681	(2,387,397)
Net assets at beginning of period	504,639,763	512,125,883	67,540,734	69,928,131
NET ASSETS AT END OF PERIOD	$1,162,709,563	$504,639,763	$71,723,415	$67,540,734
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,730,000	3,270,000	640,000	770,000
Shares redeemed	(1,320,000)	(4,460,000)	(640,000)	(960,000)
Net increase (decrease) from share transactions	16,410,000	(1,190,000)	—	(190,000)
See accompanying notes to financial statements.

State Street Global Allocation ETF		State Street Ultra Short Term Bond ETF		State Street Loomis Sayles Opportunistic Bond ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$8,058,629	$7,072,032	$25,071,536	$27,299,960	$3,171,503	$2,673,224
11,504,901	12,891,974	(278,977)	1,489,930	114,010	(20,853)
22,795,583	7,311,610	(2,535,463)	1,646,664	(779,565)	544,897
42,359,113	27,275,616	22,257,096	30,436,554	2,505,948	3,197,268
(51,312)	50,812	(99,930)	110,683	—	(1,344)
(9,489,461)	(7,069,621)	(26,370,312)	(27,217,896)	(3,187,372)	(2,706,520)

39,838,487	32,734,237	151,051,009	202,525,522	11,691,547	11,752,802
(26,859,880)	(33,631,131)	(269,235,250)	(128,768,436)	—	(2,580,472)
51,312	(50,812)	99,930	(110,683)	—	1,344
—	—	81,334	84,481	23,383	24,418
13,029,919	(947,706)	(118,002,977)	73,730,884	11,714,930	9,198,092
—	4,006	—	—	—	—
45,848,259	19,313,107	(122,216,123)	77,060,225	11,033,506	9,687,496
257,440,969	238,127,862	654,873,239	577,813,014	46,940,849	37,253,353
$303,289,228	$257,440,969	$532,657,116	$654,873,239	$57,974,355	$46,940,849

790,000	730,000	3,725,000	5,000,000	450,000	450,000
(530,000)	(760,000)	(6,650,000)	(3,175,000)	—	(100,000)
260,000	(30,000)	(2,925,000)	1,825,000	450,000	350,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Nuveen Municipal Bond ETF		State Street Fixed Income Sector Rotation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$995,087	$1,712,155	$15,495,370	$12,030,754
Net realized gain (loss)	(117,945)	(1,610,697)	512,670	(2,389,158)
Net change in unrealized appreciation/depreciation	496,301	636,312	(5,087,631)	6,967,230
Net increase (decrease) in net assets resulting from operations	1,373,443	737,770	10,920,409	16,608,826
Net equalization credits and charges	(1,903)	(49,803)	172,347	(2,041,972)
Distributions to shareholders	(967,877)	(1,341,814)	(15,723,419)	(11,856,038)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	4,134,444	315,404,509	275,517,590
Cost of shares redeemed	(1,377,164)	(24,508,492)	(333,255,140)	(87,578,412)
Net income equalization	1,903	49,803	(172,347)	2,041,972
Other capital	—	23,742	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(1,375,261)	(20,300,503)	(18,022,978)	189,981,150
Net increase (decrease) in net assets during the period	(971,598)	(20,954,350)	(22,653,641)	192,691,966
Net assets at beginning of period	28,452,048	49,406,398	430,644,429	237,952,463
NET ASSETS AT END OF PERIOD	$27,480,450	$28,452,048	$407,990,788	$430,644,429
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	150,000	12,210,000	10,710,000
Shares redeemed	(50,000)	(900,000)	(12,970,000)	(3,390,000)
Net increase (decrease) from share transactions	(50,000)	(750,000)	(760,000)	7,320,000
See accompanying notes to financial statements.

State Street US Sector Rotation ETF		State Street DoubleLine Emerging Markets Fixed Income ETF		State Street DoubleLine Short Duration Total Return Tactical ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$4,079,455	$4,587,602	$4,764,539	$4,809,669	$14,993,567	$8,791,350
89,032,690	24,655,095	(1,845,362)	(946,841)	362,970	517,380
51,352,424	24,687,070	967,771	2,719,299	(3,290,979)	900,058
144,464,569	53,929,767	3,886,948	6,582,127	12,065,558	10,208,788
(561,347)	(862,536)	(46,228)	(54)	204,534	28,649
(4,297,704)	(4,517,466)	(4,826,448)	(4,811,103)	(14,596,881)	(8,618,684)

618,511,842	380,236,730	15,283,143	10,681,747	228,608,700	117,436,418
(506,321,396)	(235,770,891)	(37,371,335)	(7,446,643)	(2,371,043)	(12,905,021)
561,347	862,536	46,228	54	(204,534)	(28,649)
—	—	68,085	34,151	226,281	130,552
112,751,793	145,328,375	(21,973,879)	3,269,309	226,259,404	104,633,300
252,357,311	193,878,140	(22,959,607)	5,040,279	223,932,615	106,252,053
749,324,539	555,446,399	92,547,077	87,506,798	254,073,888	147,821,835
$1,001,681,850	$749,324,539	$69,587,470	$92,547,077	$478,006,503	$254,073,888

10,170,000	7,430,000	350,000	250,000	4,850,000	2,500,000
(8,370,000)	(4,700,000)	(875,000)	(175,000)	(50,000)	(275,000)
1,800,000	2,730,000	(525,000)	75,000	4,800,000	2,225,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street DoubleLine Total Return Tactical ETF
	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$170,808,120	$158,523,999
Net realized gain (loss)	(31,135,542)	(33,211,651)
Net change in unrealized appreciation/depreciation	(10,315,128)	84,740,603
Net increase (decrease) in net assets resulting from operations	129,357,450	210,052,951
Distributions to shareholders	(208,502,247)	(175,503,359)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	448,563,119	934,439,671
Cost of shares redeemed	(35,437,707)	(46,213,736)
Other capital	738,409	1,418,004
Net increase (decrease) in net assets from beneficial interest transactions	413,863,821	889,643,939
Net increase (decrease) in net assets during the period	334,719,024	924,193,531
Net assets at beginning of period	3,842,263,416	2,918,069,885
NET ASSETS AT END OF PERIOD	$4,176,982,440	$3,842,263,416
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,150,000	23,300,000
Shares redeemed	(900,000)	(1,150,000)
Net increase (decrease) from share transactions	10,250,000	22,150,000
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Multi-Asset Real Return ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$29.14	$27.67	$26.64	$27.93	$28.52
Income (loss) from investment operations:
Net investment income (loss) (a)	1.14	0.78	0.97	1.61	2.99
Net realized and unrealized gain (loss) (b)	5.28	1.46	1.07	(1.37)	(0.44)
Total from investment operations	6.42	2.24	2.04	0.24	2.55
Net equalization credits and charges (a)	0.01	(0.00)(c)	(0.02)	(0.02)	0.34
Other capital	—	—	—	—	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.10)	(0.77)	(0.99)	(1.51)	(3.48)
Net asset value, end of period	$34.47	$29.14	$27.67	$26.64	$27.93
Total return (d)	22.39%	8.24%	7.63%	0.78%	10.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,162,710	$504,640	$512,126	$533,633	$468,031
Ratios to average net assets:
Total expenses (e)	0.15%	0.14%	0.13%	0.11%	0.05%
Net investment income (loss)	3.38%	2.78%	3.56%	5.79%	10.09%
Portfolio turnover rate (f)	31%	56%	19%	30%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Income Allocation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$32.32	$30.67	$30.29	$30.73	$35.62
Income (loss) from investment operations:
Net investment income (loss) (a)	1.47	1.61	1.53	1.45	1.33
Net realized and unrealized gain (loss) (b)	2.18	1.61	0.28	(0.33)	(4.92)
Total from investment operations	3.65	3.22	1.81	1.12	(3.59)
Net equalization credits and charges (a)	0.00 (c)	0.00 (c)	(0.00)(c)	(0.02)	(0.01)
Distributions to shareholders from:
Net investment income	(1.65)	(1.57)	(1.43)	(1.54)	(1.29)
Net asset value, end of period	$34.32	$32.32	$30.67	$30.29	$30.73
Total return (d)	11.52%	10.62%	6.11%	3.79%	(10.41)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$71,723	$67,541	$69,928	$71,174	$95,559
Ratios to average net assets:
Total expenses (e)	0.20%	0.17%	0.18%	0.09%	0.12%
Net investment income (loss)	4.36%	5.03%	5.07%	4.78%	3.85%
Portfolio turnover rate (f)	57%	99%	73%	89%	58%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Global Allocation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$46.98	$43.22	$39.98	$38.97	$46.04
Income (loss) from investment operations:
Net investment income (loss) (a)	1.44	1.32	1.14	1.21	1.61
Net realized and unrealized gain (loss) (b)	6.13	3.74	3.24	2.14	(6.71)
Total from investment operations	7.57	5.06	4.38	3.35	(5.10)
Net equalization credits and charges (a)	(0.01)	0.01	0.02	0.01	0.00 (c)
Contribution from affiliate (Note 6)	—	0.00 (c)	—	—	—
Other capital (a)	—	—	—	0.00 (c)	—
Distributions to shareholders from:
Net investment income	(1.45)	(1.31)	(1.16)	(1.51)	(1.62)
Net realized gains	(0.25)	—	—	(0.84)	(0.35)
Total distributions	(1.70)	(1.31)	(1.16)	(2.35)	(1.97)
Net asset value, end of period	$52.84	$46.98	$43.22	$39.98	$38.97
Total return (d)	16.32%	11.86%	11.15%	9.15%	(11.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$303,289	$257,441	$238,128	$229,891	$240,834
Ratios to average net assets:
Total expenses (e)	0.14%	0.13%	0.15%	0.11%	0.11%
Net investment income (loss)	2.87%	2.94%	2.78%	3.12%	3.59%
Portfolio turnover rate (f)	85%	139%	119%	144%	153%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Ultra Short Term Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$40.68	$40.48	$40.25	$39.83	$40.46
Income (loss) from investment operations:
Net investment income (loss) (a)	1.67	1.91	2.02	1.44	0.21
Net realized and unrealized gain (loss) (b)	(0.22)	0.19	0.18	0.18	(0.63)
Total from investment operations	1.45	2.10	2.20	1.62	(0.42)
Net equalization credits and charges (a)	(0.01)	0.01	0.01	0.04	(0.01)
Other capital (a)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.70)	(1.92)	(1.99)	(1.25)	(0.21)
Net asset value, end of period	$40.43	$40.68	$40.48	$40.25	$39.83
Total return (c)	3.75%	5.34%	5.65%	4.24%	(1.05)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$532,657	$654,873	$577,813	$553,370	$302,728
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	4.11%	4.72%	5.00%	3.59%	0.51%
Portfolio turnover rate (d)	52%	60%	65%	34%	68%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Loomis Sayles Opportunistic Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 9/28/2021*- 6/30/22
Net asset value, beginning of period	$26.08	$25.69	$25.63	$26.09	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.59	1.59	1.65	1.45	0.67
Net realized and unrealized gain (loss) (b)	(0.30)	0.43	0.09	(0.57)	(4.05)
Total from investment operations	1.29	2.02	1.74	0.88	(3.38)
Net equalization credits and charges (a)	—	(0.00)(c)	0.00 (c)	(0.00)(c)	(0.02)
Other capital (a)	0.01	0.01	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(1.61)	(1.64)	(1.69)	(1.36)	(0.57)
Net asset value, end of period	$25.77	$26.08	$25.69	$25.63	$26.09
Total return (d)	5.12%	8.13%	7.06%	3.58%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$57,974	$46,941	$37,253	$29,477	$28,703
Ratios to average net assets:
Total expenses	0.47%	0.51%	0.52%	0.53%	0.55%(e)
Net expenses	0.47%	0.51%	0.52%	0.53%	0.51%(e)
Net investment income (loss)	6.13%	6.13%	6.48%	5.62%	3.11%(e)
Portfolio turnover rate (f)	122%	129%	77%	137%	101%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Nuveen Municipal Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$27.10	$27.45	$26.92	$26.97	$30.11
Income (loss) from investment operations:
Net investment income (loss) (a)	0.98	1.03	0.60	0.51	0.17
Net realized and unrealized gain (loss) (b)	0.35	(0.54)	0.62	0.04	(2.80)
Total from investment operations	1.33	0.49	1.22	0.55	(2.63)
Net equalization credits and charges (a)	(0.00)(c)	(0.03)	0.00 (c)	0.01	(0.00)(c)
Other capital (a)	—	0.01	0.00 (c)	0.00 (c)	0.01
Distributions to shareholders from:
Net investment income	(0.95)	(0.82)	(0.60)	(0.36)	(0.30)
Net realized gains	—	—	—	—	(0.22)
Return of capital	—	—	(0.09)	(0.25)	—
Total distributions	(0.95)	(0.82)	(0.69)	(0.61)	(0.52)
Net asset value, end of period	$27.48	$27.10	$27.45	$26.92	$26.97
Total return (d)	5.00%	1.70%	4.59%	2.10%	(8.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,480	$28,452	$49,406	$43,071	$35,061
Ratios to average net assets:
Total expenses	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.58%	3.73%	2.23%	1.90%	0.57%
Portfolio turnover rate (e)	12%	55%	34%	52%	49%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Fixed Income Sector Rotation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$25.82	$25.42	$25.87	$27.13	$31.31
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06	0.96	0.92	0.69	0.52
Net realized and unrealized gain (loss) (b)	(0.19)	0.57	(0.35)	(1.14)	(4.02)
Total from investment operations	0.87	1.53	0.57	(0.45)	(3.50)
Net equalization credits and charges (a)	0.01	(0.16)	(0.10)	(0.14)	(0.14)
Distributions to shareholders from:
Net investment income	(1.07)	(0.97)	(0.92)	(0.67)	(0.54)
Net asset value, end of period	$25.63	$25.82	$25.42	$25.87	$27.13
Total return (c)	3.45%	5.43%	1.87%	(2.12)%	(11.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$407,991	$430,644	$237,952	$179,572	$118,545
Ratios to average net assets:
Total expenses (d)	0.30%	0.34%	0.36%	0.36%	0.39%
Net investment income (loss)	4.10%	3.73%	3.63%	2.62%	1.76%
Portfolio turnover rate (e)	198%	127%	100%	110%	75%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street US Sector Rotation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$54.90	$50.87	$43.35	$38.06	$44.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.37	0.41	0.54	0.47
Net realized and unrealized gain (loss) (b)	9.99	4.09	7.69	5.51	(5.07)
Total from investment operations	10.27	4.46	8.10	6.05	(4.60)
Net equalization credits and charges (a)	(0.04)	(0.07)	(0.15)	(0.07)	(0.03)
Distributions to shareholders from:
Net investment income	(0.30)	(0.36)	(0.43)	(0.69)	(0.46)
Net realized gains	—	—	—	—	(1.23)
Total distributions	(0.30)	(0.36)	(0.43)	(0.69)	(1.69)
Net asset value, end of period	$64.83	$54.90	$50.87	$43.35	$38.06
Total return (c)	18.69%	8.65%	18.45%	15.91%	(11.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,001,682	$749,325	$555,446	$299,124	$203,245
Ratios to average net assets:
Total expenses (d)	0.63%	0.57%	0.57%	0.57%	0.54%
Net investment income (loss)	0.46%	0.71%	0.89%	1.37%	1.06%
Portfolio turnover rate (e)	176%	183%	194%	203%	202%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street DoubleLine Emerging Markets Fixed Income ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$43.05	$42.17	$40.79	$41.21	$50.99
Income (loss) from investment operations:
Net investment income (loss) (a)	2.11	2.25	2.19	1.85	1.49
Net realized and unrealized gain (loss) (b)	(0.23)	0.86	1.29	(0.47)	(8.60)
Total from investment operations	1.88	3.11	3.48	1.38	(7.11)
Net equalization credits and charges (a)	(0.02)	(0.00)(c)	0.00 (c)	0.01	(0.01)
Other capital (a)	0.03	0.02	0.02	0.05	0.03
Distributions to shareholders from:
Net investment income	(2.12)	(2.25)	(2.12)	(1.86)	(1.47)
Net realized gains	—	—	—	—	(1.22)
Total distributions	(2.12)	—	(2.12)	(1.86)	(2.69)
Net asset value, end of period	$42.82	$43.05	$42.17	$40.79	$41.21
Total return (d)	4.49%	7.61%	8.87%	3.63%	(14.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$69,587	$92,547	$87,507	$79,532	$74,181
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.66%	0.65%
Net investment income (loss)	4.89%	5.27%	5.31%	4.57%	3.12%
Portfolio turnover rate (e)	72%	56%	56%	48%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$47.27	$46.93	$46.41	$46.59	$49.69
Income (loss) from investment operations:
Net investment income (loss) (a)	2.06	2.27	2.30	1.68	0.69
Net realized and unrealized gain (loss) (b)	(0.34)	0.35	0.43	(0.22)	(2.96)
Total from investment operations	1.72	2.62	2.73	1.46	(2.27)
Net equalization credits and charges (a)	0.03	0.01	0.02	(0.01)	(0.01)
Contribution from affiliate	—	—	—	0.00 (c)	—
Other capital (a)	0.03	0.03	0.04	0.02	0.07
Distributions to shareholders from:
Net investment income	(2.07)	(2.32)	(2.27)	(1.65)	(0.73)
Net realized gains	—	—	—	—	(0.16)
Total distributions	(2.07)	(2.32)	(2.27)	(1.65)	(0.89)
Net asset value, end of period	$46.98	$47.27	$46.93	$46.41	$46.59
Total return (d)	3.84%	5.82%	6.14%	3.24%	(4.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$478,007	$254,074	$147,822	$127,631	$131,605
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%	0.45%
Net expenses	0.45%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	4.37%	4.82%	4.93%	3.63%	1.41%
Portfolio turnover rate (e)	62%	70%	117%	34%	104%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street DoubleLine Total Return Tactical ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$40.17	$39.70	$40.45	$42.27	$48.46
Income (loss) from investment operations:
Net investment income (loss) (a)	1.69	1.89	1.85	1.68	1.30
Net realized and unrealized gain (loss) (b)	(0.35)	0.67	(0.61)	(1.55)	(5.91)
Total from investment operations	1.34	2.56	1.24	0.13	(4.61)
Net equalization credits and charges (a)	—	—	—	—	(0.00)(c)
Other capital (a)	0.01	0.02	0.02	0.04	0.01
Distributions to shareholders from:
Net investment income	(2.08)	(2.11)	(2.01)	(1.99)	(1.59)
Net asset value, end of period	$39.44	$40.17	$39.70	$40.45	$42.27
Total return (d)	3.41%	6.64%	3.27%	0.49%	(9.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,176,982	$3,842,263	$2,918,070	$2,987,440	$2,244,695
Ratios to average net assets:
Total expenses	0.55%	0.55%	0.55%	0.56%	0.55%
Net investment income (loss)	4.23%	4.72%	4.70%	4.11%	2.79%
Portfolio turnover rate (e)	40%	20%	120%	113%	119%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of forty-two (42) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):

State Street Multi-Asset Real Return ETF (formerly SPDR SSGA Multi-Asset Real Return ETF)
State Street Income Allocation ETF (formerly SPDR SSGA Income Allocation ETF)
State Street Global Allocation ETF (formerly SPDR SSGA Global Allocation ETF)
State Street Ultra Short Term Bond ETF (formerly SPDR SSGA Ultra Short Term Bond ETF)
State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF)
State Street Nuveen Municipal Bond ETF (formerly SPDR Nuveen Municipal Bond ETF)
State Street Fixed Income Sector Rotation ETF (formerly SPDR SSGA Fixed Income Sector Rotation ETF)
State Street US Sector Rotation ETF (formerly SPDR SSGA US Sector Rotation ETF)
State Street DoubleLine Emerging Markets Fixed Income ETF (formerly SPDR DoubleLine Emerging Markets Fixed Income ETF)
State Street DoubleLine Short Duration Total Return Tactical ETF (formerly SPDR DoubleLine Short Duration Total Return Tactical ETF)
State Street DoubleLine Total Return Tactical ETF (formerly SPDR DoubleLine Total Return Tactical ETF)
The State Street Ultra Short Term Bond ETF is classified as a non-diversified investment company. The remaining Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
• Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
• Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Distributions
Distributions from net investment income are declared and paid quarterly for State Street Multi-Asset Real Return ETF, State Street Income Allocation ETF, State Street Global Allocation ETF and State Street US Sector Rotation ETF and declared and paid monthly for State Street Ultra Short Term Bond ETF, State Street Loomis Sayles Opportunistic Bond ETF, State Street DoubleLine Total Return Tactical ETF, State Street DoubleLine Emerging Markets Fixed Income ETF, State Street DoubleLine Short Duration Total Return Tactical ETF, State Street Fixed Income Sector Rotation ETF, and State Street Nuveen Municipal Bond ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Securities and Other Investments
Delayed Delivery Transactions
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The State Street Loomis Sayles Opportunistic Bond ETF, State Street DoubleLine Short Duration Total Return Tactical ETF and State Street DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
5. Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The State Street Loomis Sayles Opportunitistic Bond ETF may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. For the year ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared(“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Credit Default Swaps
During the year ended June 30, 2026, the State Street Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
The following tables summarize the value of the Fund derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Ultra Short Term Bond ETF
Futures Contracts	$3,516	$—	$—	$—	$—	$3,516
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	8,146	—	—	—	8,146
Futures Contracts	98,980	—	—	—	—	98,980
State Street DoubleLine Total Return Tactical ETF
Futures Contracts	14,463,558	—	—	—	—	14,463,558

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$2,200	$—	$—	$—	$2,200

Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Ultra Short Term Bond ETF
Futures Contracts	$(431,757)	$—	$—	$—	$—	$(431,757)
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	3,141	—	—	—	3,141
Futures Contracts	(340,238)	—	—	—	—	(340,238)
Swap Contracts	—	—	(16,550)	—	—	(16,550)
State Street DoubleLine Total Return Tactical ETF
Futures Contracts	(31,457,575)	—	—	—	—	(31,457,575)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Ultra Short Term Bond ETF
Futures Contracts	$(194,001)	$—	$—	$—	$—	$(194,001)
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	11,880	—	—	—	11,880
Futures Contracts	(20,119)	—	—	—	—	(20,119)
State Street DoubleLine Total Return Tactical ETF
Futures Contracts	(14,487,463)	—	—	—	—	(14,487,463)
State Street Loomis Sayles Opportunistic Bond ETF
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Bank of America N.A.	$2,518	$—	$—	$2,518
Goldman Sachs Bank USA	1,776	(1,045)	—	731
Royal Bank of Canada	2,602	(1,140)	—	1,462
UBS AG	1,250	—	—	1,250
	$8,146	$(2,185)	$—	$5,961

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Deutsche Bank AG	$(15)	$—	$—	$(15)
Goldman Sachs Bank USA	(1,045)	1,045	—	—
Royal Bank of Canada	(1,140)	1,140	—	—
	$(2,200)	$2,185	$—	$(15)
6. Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As a fee compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

average daily net assets as shown in the following table:
Annual Rate
State Street Multi-Asset Real Return ETF	0.50%*
State Street Income Allocation ETF	0.50 *
State Street Global Allocation ETF	0.35 *
State Street Ultra Short Term Bond ETF	0.20
State Street Loomis Sayles Opportunistic Bond ETF	0.55 *
State Street Nuveen Municipal Bond ETF	0.40
State Street Fixed Income Sector Rotation ETF	0.50 *
State Street US Sector Rotation ETF	0.70 *
State Street DoubleLine Emerging Markets Fixed Income ETF	0.65
State Street DoubleLine Short Duration Total Return Tactical ETF	0.45
State Street DoubleLine Total Return Tactical ETF	0.55

*
The Advisory fees are reduced for State Street Multi-Asset Real Return ETF, State Street Income Allocation ETF, State Street Global Allocation ETF,
State Street Loomis Sayles Opportunistic Bond ETF, State Street Fixed Income Sector Rotation ETF and State Street US Sector Rotation ETF by the
acquired fund fees and expenses and for the year ended June 30, 2026, the net annualized advisory fees were 0.14%, 0.19%, 0.14%, 0.47%, 0.30%
and 0.62%, respectively.

With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser pays all of the expenses of each Fund except for the advisory fee, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2026 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2025, SSGA FM made a contribution of $4,006 to the State Street Global Allocation ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7. Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Multi-Asset Real Return ETF	$—	$—	$256,809,032	$245,695,504
State Street Income Allocation ETF	—	—	40,698,742	40,708,592
State Street Global Allocation ETF	—	—	240,601,214	232,430,382
State Street Ultra Short Term Bond ETF	78,665,224	28,880,274	121,229,165	214,885,767
State Street Loomis Sayles Opportunistic Bond ETF	—	—	73,017,889	58,815,719
State Street Nuveen Municipal Bond ETF	—	—	3,309,448	3,265,007
State Street Fixed Income Sector Rotation ETF	—	—	763,113,332	765,465,293
State Street US Sector Rotation ETF	—	—	1,546,074,105	1,543,702,140
State Street DoubleLine Emerging Markets Fixed Income ETF	—	—	65,868,113	80,953,147
State Street DoubleLine Short Duration Total Return Tactical ETF	136,962,535	95,830,207	280,179,088	110,953,573
State Street DoubleLine Total Return Tactical ETF	706,366,053	815,458,844	998,155,116	697,259,737
For the year ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Multi-Asset Real Return ETF	$605,072,119	$44,687,644	$10,624,821
State Street Income Allocation ETF	21,161,055	20,949,606	1,904,436
State Street Global Allocation ETF	37,438,094	25,250,305	7,612,148
State Street Ultra Short Term Bond ETF	60,198,974	1,995,930	(3,770)
State Street Nuveen Municipal Bond ETF	—	1,427,022	19,330
State Street Fixed Income Sector Rotation ETF	314,090,756	331,970,336	3,583,755
State Street US Sector Rotation ETF	615,141,264	505,119,189	86,179,508

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

9. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for grantor trusts, adviser contributions, futures contracts mark to market, straddles, in-kind transactions, paydown gain and losses, foreign currency, defaulted bonds, swap contracts, distributions in excess of current earnings, amortization and accretion of premium and discount for financial statement purposes, and wash sale loss deferrals. In addition, certain funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
State Street Multi-Asset Real Return ETF	$26,445,838	$—	$—	$26,445,838
State Street Income Allocation ETF	3,474,630	—	—	3,474,630
State Street Global Allocation ETF	9,489,461	—	—	9,489,461
State Street Ultra Short Term Bond ETF	26,052,176	—	318,136	26,370,312
State Street Loomis Sayles Opportunistic Bond ETF	3,187,372	—	—	3,187,372
State Street Nuveen Municipal Bond ETF	21,390	946,487	—	967,877
State Street Fixed Income Sector Rotation ETF	15,723,419	—	—	15,723,419
State Street US Sector Rotation ETF	4,297,704	—	—	4,297,704
State Street DoubleLine Emerging Markets Fixed Income ETF	4,826,448	—	—	4,826,448
State Street DoubleLine Short Duration Total Return Tactical ETF	14,596,881	—	—	14,596,881
State Street DoubleLine Total Return Tactical ETF	208,502,247	—	—	208,502,247

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
State Street Multi-Asset Real Return ETF	$13,666,571	$ —	$ —	$13,666,571
State Street Income Allocation ETF	3,583,349	—	—	3,583,349
State Street Global Allocation ETF	7,067,378	—	2,243	7,069,621
State Street Ultra Short Term Bond ETF	27,217,896	—	—	27,217,896
State Street Loomis Sayles Opportunistic Bond ETF	2,706,520	—	—	2,706,520
State Street Nuveen Municipal Bond ETF	67,759	1,274,055	—	1,341,814
State Street Fixed Income Sector Rotation ETF	11,856,038	—	—	11,856,038
State Street US Sector Rotation ETF	4,517,466	—	—	4,517,466
State Street DoubleLine Emerging Markets Fixed Income ETF	4,811,103	—	—	4,811,103
State Street DoubleLine Short Duration Total Return Tactical ETF	8,618,684	—	—	8,618,684
State Street DoubleLine Total Return Tactical ETF	175,503,359	—	—	175,503,359
At June 30, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Multi-Asset Real Return ETF	$508,881	$—	$(92,867,554)	$—	$98,841,890	$6,483,217
State Street Income Allocation ETF	—	—	(20,858,613)	—	2,424,216	(18,434,397)
State Street Global Allocation ETF	1,071,744	—	—	—	49,249,446	50,321,190
State Street Ultra Short Term Bond ETF	1,557,308	—	(548,425)	—	(512,895)	495,988
State Street Loomis Sayles Opportunistic Bond ETF	20,881	—	(4,736,290)	—	(452,527)	(5,167,936)
State Street Nuveen Municipal Bond ETF	—	329,945	(3,273,202)	—	483,835	(2,459,422)
State Street Fixed Income Sector Rotation ETF	43,993	—	(29,304,479)	—	(1,153,006)	(30,413,492)
State Street US Sector Rotation ETF	—	—	(20,154,931)	—	140,316,710	120,161,779
State Street DoubleLine Emerging Markets Fixed Income ETF	287,809	—	(12,101,494)	—	(386,088)	(12,199,773)
State Street DoubleLine Short Duration Total Return Tactical ETF	1,891,299	—	(6,081,923)	—	(5,224,051)	(9,414,675)
State Street DoubleLine Total Return Tactical ETF	21,918,375	—	(535,727,715)	—	(129,788,278)	(643,597,618)
As of June 30, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Multi-Asset Real Return ETF	$25,234,138	$67,633,416
State Street Income Allocation ETF	8,481,808	12,376,805
State Street Ultra Short Term Bond ETF	268,881	279,544
State Street Loomis Sayles Opportunistic Bond ETF	2,978,146	1,758,144
State Street Nuveen Municipal Bond ETF	197,891	3,075,311
State Street Fixed Income Sector Rotation ETF	15,006,588	14,297,891
State Street US Sector Rotation ETF	20,154,931	—
State Street DoubleLine Emerging Markets Fixed Income ETF	590,889	11,510,605
State Street DoubleLine Short Duration Total Return Tactical ETF	2,390,496	3,691,427
State Street DoubleLine Total Return Tactical ETF	208,601,502	327,126,213

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Multi-Asset Real Return ETF	$1,113,127,391	$101,715,334	$2,873,444	$98,841,890
State Street Income Allocation ETF	80,498,869	4,604,637	2,180,421	2,424,216
State Street Global Allocation ETF	260,851,312	52,056,092	2,806,646	49,249,446
State Street Ultra Short Term Bond ETF	531,082,666	273,854	786,749	(512,895)
State Street Loomis Sayles Opportunistic Bond ETF	57,332,095	725,966	1,178,938	(452,972)
State Street Nuveen Municipal Bond ETF	26,636,710	770,188	286,353	483,835
State Street Fixed Income Sector Rotation ETF	445,203,470	482,480	1,635,486	(1,153,006)
State Street US Sector Rotation ETF	1,140,959,508	166,172,117	25,855,407	140,316,710
State Street DoubleLine Emerging Markets Fixed Income ETF	77,621,607	1,139,132	1,525,337	(386,205)
State Street DoubleLine Short Duration Total Return Tactical ETF	483,929,830	402,145	5,626,204	(5,224,059)
State Street DoubleLine Total Return Tactical ETF	4,278,670,644	52,769,293	182,557,790	(129,788,497)
11. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Funds will bear the risk of loss of any cash collateral that it may invest. The Funds receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Multi-Asset Real Return ETF	$49,814,729	$49,150,922	$1,931,350	$51,082,272
State Street Income Allocation ETF	11,007,880	11,200,805	142,350	11,343,155
State Street Global Allocation ETF	8,716,719	7,036,306	1,893,584	8,929,890
State Street Fixed Income Sector Rotation ETF	36,976,315	38,279,424	—	38,279,424
State Street US Sector Rotation ETF	282,444,417	279,210,400	7,054,425	286,264,825

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$49,150,922	$—	$—	$—	$49,150,922	$49,150,922
State Street Income Allocation ETF	Mutual Funds and Exchange Traded Products	11,200,805	—	—	—	11,200,805	11,200,805
State Street Global Allocation ETF	Mutual Funds and Exchange Traded Products	7,036,306	—	—	—	7,036,306	7,036,306
State Street Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	38,279,424	—	—	—	38,279,424	38,279,424
State Street US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	279,210,400	—	—	—	279,210,400	279,210,400
12. Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2026:
State Street Loomis Sayles Opportunistic Bond ETF
State Street DoubleLine Emerging Markets Fixed Income ETF
State Street DoubleLine Short Duration Total Return Tactical ETF
State Street DoubleLine Total Return Tactical ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of June 30, 2026.
13. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

the U.S. and may be subject to the risks of currency fluctuations. To the extent that the a Fund in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
14. Subsequent Events
As approved by the Board on May 21, 2026, at the recommendation of the Adviser, the State Street DoubleLine Emerging Markets Fixed Income ETF ceased operations and was liquidated on July 27, 2026.
On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the State Street Nuveen Municipal Bond ETF (the “Liquidating Fund”).
The Liquidating Fund will create and redeem creation units through February 17, 2027, which is the last day the Liquidating Fund's shares will trade on its principal U.S. listing exchange. The Liquidating Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”).
On or about February 24, 2027, the Liquidating Fund will distribute to its remaining shareholders as of the Liquidation Date a liquidating cash distribution equal to the current net asset value of its shares.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Multi-Asset Real Return ETF, State Street Income Allocation ETF, State Street Global Allocation ETF, State Street Ultra Short Term Bond ETF, State Street Loomis Sayles Opportunistic Bond ETF, State Street Nuveen Municipal Bond ETF, State Street Fixed Income Sector Rotation ETF, State Street US Sector Rotation ETF, State Street DoubleLine Emerging Markets Fixed Income ETF, State Street DoubleLine Short Duration Total Return Tactical ETF and State Street DoubleLine Total Return Tactical ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Multi-Asset Real Return ETF (formerly SPDR SSGA Multi-Asset Real Return ETF), State Street Income Allocation ETF (formerly SPDR SSGA Income Allocation ETF), State Street Global Allocation ETF (formerly SPDR SSGA Global Allocation ETF), State Street Ultra Short Term Bond ETF (formerly SPDR SSGA Ultra Short Term Bond ETF), State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF), State Street Nuveen Municipal Bond ETF (formerly SPDR Nuveen Municipal Bond ETF), State Street Fixed Income Sector Rotation ETF (formerly SPDR SSGA Fixed Income Sector Rotation ETF), State Street US Sector Rotation ETF (formerly SPDR SSGA US Sector Rotation ETF), State Street DoubleLine Emerging Markets Fixed Income ETF (formerly SPDR DoubleLine Emerging Markets Fixed Income ETF), State Street DoubleLine Short Duration Total Return Tactical ETF (formerly SPDR DoubleLine Short Duration Total Return Tactical ETF) and State Street DoubleLine Total Return Tactical ETF (formerly SPDR DoubleLine Total Return Tactical ETF) (collectively, the “Funds”) (eleven of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting SSGA Active Trust) at June 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Active Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Multi-Asset Real Return ETF
(formerly SPDR SSGA Multi-Asset Real
Return ETF)
State Street Income Allocation ETF (formerly
SPDR SSGA Income Allocation ETF)
State Street Global Allocation ETF (formerly
SPDR SSGA Global Allocation ETF)
State Street Ultra Short Term Bond ETF (formerly
SPDR SSGA Ultra Short Term Bond ETF)
State Street Nuveen Municipal Bond ETF
(formerly SPDR Nuveen Municipal Bond ETF)
State Street Fixed Income Sector Rotation ETF
(formerly SPDR SSGA Fixed Income Sector
Rotation ETF)
State Street US Sector Rotation ETF (formerly
SPDR SSGA US Sector Rotation ETF)
State Street DoubleLine Emerging Markets Fixed
Income ETF (formerly SPDR DoubleLine
Emerging Markets Fixed Income ETF)
State Street DoubleLine Short Duration Total
Return Tactical ETF (formerly SPDR DoubleLine
Short Duration Total Return Tactical ETF)
State Street DoubleLine Total Return Tactical ETF
(formerly SPDR DoubleLine Total Return
Tactical ETF)
	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Individual Fund constituting the SSGA Active Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF)	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the four years in the period ended June 30, 2026 and the period from September 28, 2021 (commencement of operations) through June 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
August 27, 2026

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2026.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2026 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Capital Gain Dividend
Long-term capital gains dividend was paid from the following Fund during the fiscal year ended June 30, 2026:
Amount
State Street Global Allocation ETF	$205,552
State Street Ultra Short Term Bond ETF	318,136
Foreign Tax Credit
For the year ended June 30, 2026, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders and accordingly have earned foreign source income:
State Street Multi-Asset Real Return ETF
State Street Income Allocation ETF
State Street Global Allocation ETF
Foreign Source Income
For the year ended June 30, 2026, the following funds earned foreign source income:
State Street Multi-Asset Real Return ETF
State Street Income Allocation ETF
State Street Global Allocation ETF

SSGA ACTIVE TRUST
OTHER INFORMATION (continued)
June 30, 2026 (Unaudited)

Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
State Street Nuveen Municipal Bond ETF	97.79%

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SSGA Active Trust (the “Trust” or “SSAT”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SSAT (each series of SSAT a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences. The Board compared the investment performance of each actively managed series of SSAT to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark index (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2025 in its evaluation of each series of SSGA Active Trust (“SSAT”):

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

State Street® DoubleLine Short Duration Total Return Tactical ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3-year periods, but that the annualized total return for the Fund was equal to the median of its Performance Group for the 5-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year periods.
State Street® DoubleLine Total Return Tactical ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 5-year periods, but underperformed the median of its Performance Group for the 3- and 10-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year periods, but underperformed its benchmark index for the 10-year period.
State Street® DoubleLine Emerging Markets Fixed Income ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods.
State Street® Loomis Sayles Opportunistic Bond ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-period and underperformed the median of its Performance Group for the 3-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1- and 3-year periods. The Board also considered that the Fund outperformed a composite index the Fund seeks to outperform for the 1-year period and underperformed the composite index for the 3-year period.
State Street® Nuveen Municipal Bond ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3-year periods. The Board also considered that the Fund underperformed its benchmark index for the 1-year period, but outperformed its benchmark index for the 3-year period.
State Street® Fixed Income Sector Rotation ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- , 3- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods.
State Street® Global Allocation ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 3- , 5- and 10-year periods. In addition, the Board considered that the Fund underperformed a composite index the Fund seeks to outperform for the 1-year period and outperformed the composite index for the 3-, 5- and 10-year periods. The Board also considered the Fund’s performance against certain other indexes that reflect other asset classes the Fund may have exposure to from time to time indirectly through the Fund’s investments in exchange-traded products.
State Street® Income Allocation ETF. The Board considered that the Fund had an annualized total return equal to the median of its Performance Group for the 1-year period, underperformed its Performance Group for the 3- and 5-year periods and outperformed its Performance Group for the 10-year period. In addition, the Board considered that the Fund underperformed a composite index the Fund seeks to outperform 1- and 10-year periods and outperformed the composite index for the 3- and 5-year periods. The Board also considered the Fund’s performance against certain other indexes that reflect other asset classes the Fund may have exposure to from time to time indirectly through the Fund’s investments in exchange-traded products.
State Street® Multi-Asset Real Return ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3- and 5-year periods. Comparative performance information was not provided for the 10-year period as there were an insufficient number of peers. In addition, the Board considered that the Fund outperformed the composite index the Fund seeks to outperform for 1-, 3-, and 5-year periods, but underperformed the composite index for the 10-year period. The Board also considered the Fund’s performance against certain other indexes that reflect other asset classes the Fund may have exposure to from time to time indirectly through the Fund’s investments in exchange-traded products.
State Street® Ultra Short Term Bond ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3- and 5-year periods, and had an annualized total return equal to the median of its Performance Group for the 10-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3-, 5-and 10-year periods.
State Street® US Sector Rotation ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3-, and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds with a similar strategy that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
Board Considerations Regarding Renewal of Investment Sub-Advisory Agreements
With respect to each sub-advisory agreement, the Board considered various factors, including the nature, extent and quality of services provided by each sub-adviser with respect to the sub-advised funds under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

considered the portion of the current advisory fee that the Adviser would continue to pay to each sub-adviser under its respective sub-advisory agreement and also considered that such fees would reflect the respective responsibilities of the Adviser and sub-adviser, would continue to be paid directly by the Adviser, and would not result in increased fees payable by the sub-advised funds.
DoubleLine Capital LP (“DoubleLine”) Sub-Advisory Agreement
The Board considered the background and experience of senior management at DoubleLine and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed the performance of State Street® DoubleLine Short Duration Total Return Tactical ETF, State Street® DoubleLine Total Return Tactical ETF and State Street® DoubleLine Emerging Markets Fixed Income ETF, each sub-advised by DoubleLine (the “DoubleLine Funds”), noting that for the State Street® DoubleLine Short Duration Total Return Tactical ETF the Fund underperformed the median of its Performance Group for the 1- and 3-year periods, but that the annualized total return was equal to the median of its Performance Group. For the State Street® DoubleLine Total Return Tactical ETF, the Fund outperformed the median of its Performance Group for the 1- and 5-year periods, but underperformed the median of its Performance Group for the 3- and 10-year periods. The Board also noted that the State Street® DoubleLine Emerging Markets Fixed Income ETF underperformed the median of its Performance Group for the 1-, 3- and 5-year periods. but the Board considered management’s explanation of those factors that contributed to each Fund’s respective underperformance and the steps being taken in response to such factors. The Board also considered the unitary fee paid to the Adviser by each DoubleLine Fund and DoubleLine’s fees paid by the Adviser. The Board also considered whether DoubleLine benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Double-Line Sub-Advisory Agreement between DoubleLine and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the DoubleLine Sub-Advisory Agreement for each DoubleLine Fund. In approving the continuance of the DoubleLine Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the DoubleLine Sub-Advisory Agreement, with respect to each Fund, are fair and reasonable and that the continuance of the DoubleLine Sub-Advisory Agreement is in the best interests of each DoubleLine Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by DoubleLine with respect to each DoubleLine Fund were adequate and appropriate; (b) the performance of each DoubleLine Fund had been satisfactory; (c) DoubleLine’s fees for each DoubleLine Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to DoubleLine adequately shared the economies of scale with each Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
Loomis, Sayles & Company, L.P. (“Loomis”) Sub-Advisory Agreement
The Board considered the background and experience of senior management at Loomis and, in particular, Loomis’s experience in investing in fixed income securities. The Board reviewed the performance of the State Street® Loomis Sayles Opportunistic Bond ETF sub-advised by Loomis (the “Loomis Fund”), noting that the Loomis Fund outperformed the median of its Performance Group for the 1- year period, but underperformed the median of its Performance Group for the 3-year period. The Trustees considered management’s explanation of those factors that contributed to the Loomis Fund’s underperformance and the steps being taken in response to such factors. The Board also considered the unitary fee paid to the Adviser by the Loomis Fund and Loomis’s fees paid by the Adviser. The Board also considered whether Loomis benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Loomis Sub-Advisory Agreement between Loomis and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Loomis Sub-Advisory Agreement for the Loomis Fund. In approving the continuance of the Loomis Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Loomis Sub-Advisory Agreement, with respect to the Fund, are fair and reasonable and that the continuance of the Loomis Sub-Advisory Agreement is in the best interests of the Loomis Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Loomis with respect to the Loomis Fund were adequate and appropriate; (b) the performance of the Loomis Fund had been satisfactory; (c) Loomis’s fees for the Loomis Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Loomis were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Loomis adequately shared the economies of scale with each Fund by way of the relatively low fee structure of

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
Nuveen Asset Management, LLC (“Nuveen”) Sub-Advisory Agreements
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of the State Street® Nuveen Municipal Bond ETF, which is sub-advised by Nuveen (the “Nuveen Fund”). For those funds tracking an index, the Board found the tracking error to be acceptable. The Board noted that the State Street® Nuveen Municipal Bond ETF, an actively-managed ETF, had underperformed the median of its Performance Group for the 1- and 3-year periods. The Trustees considered management’s explanation of those factors that contributed to the Fund’s underperformance and the steps being taken in response to such factors. The Board also considered the unitary fee paid to the Adviser by the Nuveen Fund and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen Fund. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to the Nuveen Fund, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of the Nuveen Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen Fund were appropriate; (b) the performance and, more importantly for those Nuveen Fund measured against an index, the index tracking, of the Nuveen Fund had been satisfactory; (c) Nuveen’s fees for the Nuveen Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with the Nuveen Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
June 30, 2026
SSGA Active Trust
State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF)
State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

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STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 45.3%
ADVERTISING SERVICES — 0.9%
Neptune Bidco U.S., Inc. 2026 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.77%, 2/3/2033 (a)	$4,716,583	$4,684,793
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/7/2031 (a)	218,083	219,157
		4,903,950
AEROSPACE & DEFENSE — 1.4%
Air Comm Corp. LLC:
2026 Delayed Draw Term Loan (b)	6,933	6,946
2026 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.20%, 12/11/2031 (a)	199,378	199,753
TransDigm, Inc.:
2023 Term Loan J 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/28/2031 (a)	496,203	496,853
2024 Term Loan L 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/19/2032 (a)	535,943	536,608
2025 Term Loan K 1 mo. USD Term SOFR + 2.25%, 5.89%, 3/22/2030 (a)	3,957,170	3,961,958
2025 Term Loan M 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/19/2032 (a)	2,081,027	2,083,711
2026 Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/13/2033 (a)	623,437	624,139
		7,909,968
AIRLINES — 1.4%
American Airlines, Inc.:
2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 5.91%, 6/4/2029 (a)	1,342,613	1,321,843
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 5.93%, 4/20/2028 (a)	2,094,148	2,094,640
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.43%, 5/28/2032 (a)	1,024,371	1,025,866
2026 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 5/29/2033 (a)	625,000	618,360
AS Mileage Plan IP Ltd. 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.65%, 5/12/2033 (a)	390,561	389,831
Security Description	Principal Amount	Value
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.43%, 8/27/2029 (a)	$3,070,194	$2,743,034
		8,193,574
APPAREL — 0.2%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 12/21/2028 (a)	847,843	849,119
Beach Acquisition Bidco LLC USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 9/12/2032 (a)	496,630	499,913
		1,349,032
AUTO PARTS & EQUIPMENT — 1.0%
Clarios Global LP 2026 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/28/2032 (a)	500,000	501,095
Stonepeak Motion Finco LLC USD Term Loan B (b)	2,600,000	2,600,273
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 8.49%, 11/17/2028 (a)	290,873	289,949
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.74%, 11/17/2028 (a)	2,510,801	2,504,838
		5,896,155
BEVERAGES — 0.2%
Primo Brands Corp. 2026 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 3/31/2031 (a)	997,500	1,003,201
BUILDING MATERIALS — 0.3%
EMRLD Borrower LP:
2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 8/4/2031 (a)	214,959	215,035
Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 5/31/2030 (a)	237,952	238,047
Icebox Holdco III, Inc. 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 6.98%, 12/22/2031 (a)	671,058	674,272
Watlow Electric Manufacturing Co. 2026 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.44%, 6/17/2033 (a)	606,392	606,647
		1,734,001
See accompanying notes to financial statements.
1

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CHEMICALS — 0.1%
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.35%, 1/31/2029 (a)	$486,267	$487,417
COMMERCIAL SERVICES — 4.2%
Albion Financing 3 SARL 2025 USD Term Loan 3 mo. USD Term SOFR + 3.00%, 6.63%, 5/21/2031 (a)	397,990	399,482
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 8/20/2032 (a)	3,105,040	3,110,149
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/29/2031 (a)	1,282,235	1,218,123
Anticimex International AB 2025 USD Term Loan 3 mo. USD Term SOFR + 2.90%, 6.41%, 11/17/2031 (a)	525,919	527,515
CHG Healthcare Services, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 9/29/2031 (a)	508,270	509,040
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 10/1/2031 (a)	795,618	796,429
Ensemble RCM LLC 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/9/2033 (a)	2,983,425	2,975,221
Fugue Finance BV 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 1/9/2032 (a)	604,804	604,099
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 9/27/2030 (a)	1,367,100	1,327,228
ION Platform Finance U.S., Inc. USD Term Loan 3 mo. USD Term SOFR + 3.75%, 7.48%, 10/7/2032 (a)	865,525	626,424
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.48%, 6/12/2030 (a)	1,207,952	1,166,097
Mavis Tire Express Services Corp.:
2025 Repriced Term Loan 6 mo. USD Term SOFR + 3.00%, 6.67%, 5/4/2028 (a)	2,396,611	2,395,856
2026 Incremental Term Loan 6 mo. USD Term SOFR + 3.25%, 6.92%, 5/6/2033 (a)	370,000	370,009
Security Description	Principal Amount	Value
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/31/2032 (a)	$742,630	$744,999
Parexel International Corp. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/12/2031 (a)	799,005	800,087
PG Investment Co. 59 SARL 2025 Repriced Term Loan B (b)	668,321	668,869
Pre-Paid Legal Services, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.89%, 12/15/2028 (a)	813,795	745,697
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/19/2031 (a)	2,444,182	2,414,950
Ryan LLC 2025 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.14%, 11/5/2032 (a)	529,618	526,308
Shift4 Payments LLC 2025 Repriced Term Loan B (b)	670,000	668,607
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.73%, 6/18/2029 (a)	141,266	137,558
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/30/2031 (a)	796,537	796,537
XPLOR T1 LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.25%, 6.91%, 12/1/2032 (a)	744,375	684,825
		24,214,109
COMPUTERS — 2.0%
Access CIG LLC 2025 Term Loan 1 mo. USD Term SOFR + 4.00%, 7.64%, 8/19/2030 (a)	2,182,290	1,947,017
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.23%, 2/3/2031 (a)	752,165	739,646
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.38%, 12/9/2031 (a)	1,477,728	1,414,304
Imprivata, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.73%, 12/1/2027 (a)	97,007	97,114
See accompanying notes to financial statements.
2

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 3/1/2029 (a)	$1,966,919	$1,753,508
Peraton Corp. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.51%, 2/1/2028 (a)	555,472	502,702
Perforce Software, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.39%, 6/29/2029 (a)	855,345	482,355
Ping Identity Corp. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.38%, 11/15/2032 (a)	1,521,187	1,484,428
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.23%, 10/2/2031 (a)	133,312	105,317
Synechron, Inc. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.48%, 10/3/2031 (a)	1,381,478	1,296,289
Virtusa Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 2/15/2029 (a)	2,030,971	1,779,648
		11,602,328
CONSTRUCTION & ENGINEERING — 1.1%
Azuria Water Solutions, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 4/25/2033 (a)	1,557,623	1,556,517
Blackfin Pipeline LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.69%, 9/29/2032 (a)	496,253	498,630
Brown Group Holding LLC 2022 Incremental Term Loan B2 3 mo. USD Term SOFR + 2.50%, 6.14%, 7/1/2031 (a)	1,296,750	1,301,444
Cube Industrials Buyer, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/17/2031 (a)	138,255	138,558
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.89%, 7/9/2032 (a)	2,231,593	2,238,567
SBA Senior Finance II LLC 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.40%, 1/25/2031 (a)	797,959	799,858
		6,533,574
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.3%
Quikrete Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/10/2032 (a)	$1,574,713	$1,575,367
2025 Term Loan B1 (b)	224,431	224,513
		1,799,880
CONTAINERS & PACKAGING — 0.8%
Proampac PG Borrower LLC 2026 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.65%, 3/7/2033 (a)	3,176,160	3,128,517
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.14%, 4/21/2031 (a)	279,075	279,852
Sword Purchaser LLC USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.64%, 4/11/2033 (a)	782,927	765,006
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.48%, 9/15/2028 (a)	346,392	333,114
		4,506,489
DISTRIBUTION/WHOLESALE — 0.5%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 12/11/2030 (a)	711,584	703,138
Core & Main LP 2026 Term Loan B (b)	800,000	800,000
Fluid-Flow Products, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 3/4/2033 (a)	1,103,417	1,108,851
S&S Holdings LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 8.65%, 10/1/2031 (a)	250,960	239,165
Term Loan 1 mo. USD Term SOFR + 5.00%, 8.75%, 3/11/2028 (a)	22,439	22,250
		2,873,404
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Apex Group Treasury LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.15%, 2/27/2032 (a)	3,432,406	3,260,254
Aretec Group, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.64%, 8/9/2030 (a)	1,512,406	1,510,947
See accompanying notes to financial statements.
3

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Chicago U.S. Midco III LP Term Loan 1 mo. USD Term SOFR + 2.50%, 6.14%, 11/1/2032 (a)	$718,451	$718,602
Citadel Securities LP 2026 Term Loan B (b)	825,000	824,142
Citco Funding LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 1/30/2033 (a)	248,750	248,306
Edelman Financial Center LLC 2026 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.64%, 12/1/2031 (a)	2,041,755	2,049,892
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 9/15/2031 (a)	3,124,421	3,055,511
GTCR Everest Borrower LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 9/5/2031 (a)	763,809	761,724
Hudson River Trading LLC 2026 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 3/18/2030 (a)	1,311,239	1,303,804
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 5.67%, 12/15/2031 (a)	1,998,897	1,983,236
Jump Financial LLC 2025 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.23%, 2/26/2032 (a)	623,383	624,162
June Purchaser LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 6.39%, 11/28/2031 (a)	135,429	135,725
Jupiter Borrower, Inc. Term Loan B (b)	2,005,041	2,005,884
Kestra Advisor Services Holdings A, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/22/2031 (a)	820,972	814,773
Osaic Holdings, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 7/30/2032 (a)	1,596,000	1,577,446
		20,874,408
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Coral-U.S. Co-Borrower LLC 2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 6.92%, 1/31/2032 (a)	262,818	255,142
Security Description	Principal Amount	Value
Delta TopCo, Inc. 2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 8.90%, 11/29/2030 (a)	$888,583	$818,607
Vantor Holdings, Inc. 1st Lien Term Loan 6 mo. USD Term SOFR + 4.50%, 8.12%, 3/3/2033 (a)	2,850,000	2,860,688
		3,934,437
ELECTRIC — 0.5%
Alpha Generation LLC Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/30/2031 (a)	998,731	991,335
NRG Energy, Inc. 2026 Incremental Term Loan B (b)	498,750	498,688
Pathfinder Power LLC Term Loan B (b)	1,400,000	1,398,691
		2,888,714
ELECTRONICS — 0.2%
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.62%, 12/2/2031 (a)	372,872	374,238
Pinnacle Buyer LLC Term Loan 3 mo. USD Term SOFR + 2.50%, 6.18%, 10/1/2032 (a)	33,805	33,911
Skyshield U.S. Bidco Ltd. USD Term Loan B (b)	625,000	625,587
		1,033,736
ENTERTAINMENT — 1.2%
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.11%, 12/2/2031 (a)	482,140	484,018
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/24/2032 (a)	396,000	396,940
GVC Holdings (Gibraltar) Ltd. 2025 Term Loan B6 (2029) 3 mo. USD Term SOFR + 2.25%, 5.98%, 10/31/2029 (a)	388,314	388,314
Herschend Entertainment Co. LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 5/27/2032 (a)	89,407	89,664
Pioneer Opco LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 5/16/2033 (a)	2,500,000	2,512,725
See accompanying notes to financial statements.
4

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 4/4/2029 (a)	$1,199,246	$1,184,315
Voyager Parent LLC Repriced Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.98%, 7/1/2032 (a)	1,667,248	1,670,350
		6,726,326
ENVIRONMENTAL CONTROL — 0.1%
Madison IAQ LLC 2026 Term Loan B 6 mo. USD Term SOFR + 1.75%, 5.47%, 5/6/2032 (a)	344,621	344,226
FINANCIAL SERVICES — 0.2%
Ascensus Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/25/2032 (a)	978,736	957,532
Chrysaor Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/30/2031 (a)	48,655	48,812
		1,006,344
FOOD PRODUCTS — 0.7%
Froneri Lux Finco SARL:
2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2031 (a)	1,303,711	1,295,941
2025 USD Term Loan B6 6 mo. USD Term SOFR + 2.50%, 6.13%, 9/30/2032 (a)	1,427,489	1,419,338
Nomad Foods Europe Midco Ltd. 2025 USD Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.16%, 10/29/2032 (a)	525,000	519,831
PFI Lower Midco LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.64%, 12/1/2032 (a)	398,000	401,234
Snacking Investments Bidco Pty. Ltd. 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 10/29/2032 (a)	249,375	250,233
		3,886,577
GROUND TRANSPORTATION — 0.4%
AIT Worldwide Logistics, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.91%, 4/29/2033 (a)	1,800,000	1,802,988
Security Description	Principal Amount	Value
Savage Enterprises LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.62%, 8/5/2032 (a)	$239,201	$239,522
Stonepeak Nile Parent LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 4/9/2032 (a)	199,500	199,252
		2,241,762
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Auris Luxembourg III SARL 2026 USD Term Loan B (b)	1,562,157	1,566,516
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.14%, 10/23/2031 (a)	34,859	35,027
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.14%, 10/23/2031 (a)	380,563	382,399
Hologic, Inc. 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.99%, 4/7/2033 (a)	6,332,909	6,204,952
McKesson Medical-Surgical Top Holdings, Inc. Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/9/2032 (a)	667,926	668,902
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/18/2031 (a)	41,030	41,030
		8,898,826
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Global Medical Response, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 10/1/2032 (a)	2,495,142	2,504,499
MED ParentCo LP 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 4/15/2031 (a)	223,037	223,548
Midwest Physician Administrative Services LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.76%, 3/12/2028 (a)	1,695,298	1,687,991
Onex TSG Intermediate Corp. 2026 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 8/6/2032 (a)	1,051,477	1,058,927
Outcomes Group Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 5/6/2031 (a)	92,867	93,250
See accompanying notes to financial statements.
5

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
U.S. Fertility Enterprises LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.25%, 6.90%, 12/30/2032 (a)	$81,182	$81,537
		5,649,752
HOME FURNISHINGS — 0.7%
AI Aqua Merger Sub, Inc.:
2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.12%, 7/31/2028 (a)	1,918,444	1,918,444
2026 USD Term Loan B (b)	2,100,000	2,101,186
		4,019,630
HOUSEWARES — 0.3%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.39%, 10/30/2029 (a)	579,076	579,595
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.73%, 1/20/2032 (a)	1,118,871	1,120,157
		1,699,752
INSURANCE — 3.0%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/6/2030 (a)	797,836	723,705
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.14%, 5/30/2033 (a)	300,000	286,376
2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 5/30/2032 (a)	1,646,095	1,568,531
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 9/19/2031 (a)	1,314,875	1,298,893
Asurion LLC:
2021 Second Lien Term Loan B4 3 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (a)	1,336,704	1,324,674
2025 Term Loan B13 3 mo. USD Term SOFR + 4.25%, 7.91%, 9/19/2030 (a)	964,789	956,549
2026 Term Loan B14 3 mo. USD Term SOFR + 3.75%, 7.41%, 2/23/2033 (a)	1,366,945	1,296,158
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 1 mo. USD Term SOFR + 2.50%, 6.13%, 5/27/2031 (a)	746,482	732,489
Security Description	Principal Amount	Value
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/13/2031 (a)	$3,005,955	$2,909,419
Howden Group Holdings Ltd. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 2/15/2031 (a)	3,139,826	2,956,146
Hyperion Insurance Group Ltd. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 4/18/2030 (a)	196,481	185,724
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/31/2031 (a)	825,590	816,611
Trucordia Insurance Holdings LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 6/17/2032 (a)	345,059	308,827
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 5/6/2031 (a)	1,365,367	1,336,353
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.48%, 5/6/2032 (a)	558,587	543,226
		17,243,681
INTERNET & TELECOM — 0.7%
MH Sub I LLC:
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 7.89%, 5/3/2028 (a)	1,680,090	1,637,382
2024 Term Loan B4 1 mo. USD Term SOFR + 4.25%, 7.89%, 12/31/2031 (a)	1,268,777	1,102,885
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.39%, 3/15/2030 (a)	372,877	375,789
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 6.39%, 7/8/2031 (a)	932,470	894,005
		4,010,061
INVESTMENT COMPANIES — 0.1%
AAL Delaware Holdco, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/30/2031 (a)	33,884	33,956
Emerald Expositions Holding, Inc.:
2026 Delayed Draw Term Loan (100MM) (b)	70,423	70,335
See accompanying notes to financial statements.
6

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2026 Delayed Draw Term Loan (200MM) (b)	$0	$528
2026 Term Loan (b)	679,578	678,200
		783,019
LEISURE TIME — 0.1%
Gaia Purchaser, Inc. Term Loan B (b)	800,000	801,000
LODGING — 0.3%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/27/2029 (a)	1,526,998	1,527,166
MACHINERY — 0.3%
Arcline FM Holdings LLC 2025 1st Lien Term Loan 6 mo. USD Term SOFR + 2.75%, 6.60%, 6/23/2030 (a)	162,259	163,003
Pro Mach Group, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 10/15/2032 (a)	248,128	248,614
TK Elevator Midco GmbH:
2025 USD Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (a)	1,184,409	1,190,947
2026 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 4/30/2030 (a)	90,636	91,132
		1,693,696
MACHINERY-CONSTRUCTION & MINING — 0.2%
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 5.62%, 1/27/2031 (a)	1,200,257	1,200,629
MEDIA — 1.8%
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.74%, 10/15/2029 (a)	1,062,669	1,035,438
DirecTV Financing LLC 2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/2/2029 (a)	917,610	923,923
Discovery Global Holdings, Inc. 2026 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/3/2033 (a)	8,042,308	8,054,533
Radiate Holdco LLC 2025 FLFO Term Loan 1 mo. USD Term SOFR + 5.11%, 8.87%, 9/25/2029 (a)	20,438	15,893
Security Description	Principal Amount	Value
Virgin Media Bristol LLC 2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 6.97%, 3/31/2031 (a)	$15,103	$13,444
		10,043,231
MISCELLANEOUS MANUFACTURER — 0.1%
CoorsTek, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 10/28/2032 (a)	498,750	500,311
PERSONAL PRODUCTS — 0.2%
Opal Bidco SAS 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 4/28/2032 (a)	835,387	835,834
Prestige Brands, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.62%, 6/13/2033 (a)	71,206	71,362
		907,196
PHARMACEUTICALS — 0.7%
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.83%, 10/1/2027 (a)	3,047,155	3,006,536
Southern Veterinary Partners LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.16%, 12/4/2031 (a)	869,683	869,887
		3,876,423
PIPELINES — 0.2%
Colossus Acquireco LLC 2026 Term Loan B (b)	559,860	556,946
CQP Holdco LP 2026 Term Loan B (b)	500,000	497,790
GIP Pilot Acquisition Partners LP 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.64%, 5/19/2033 (a)	125,000	125,156
		1,179,892
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Starwood Property Trust, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 9/24/2032 (a)	124,687	124,641
RETAIL — 4.4%
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (a)	1,029,167	1,034,097
EG America LLC 2026 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (a)	1,900,000	1,909,205
See accompanying notes to financial statements.
7

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/23/2032 (a)	$2,917,444	$2,930,207
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 6/11/2031 (a)	360,866	360,049
IRB Holding Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/16/2030 (a)	1,374,174	1,376,005
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 6.89%, 7/21/2028 (a)	159,074	159,571
Michaels Cos., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.73%, 3/15/2033 (a)	4,719,200	4,705,633
Petco Health & Wellness Co., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.98%, 2/3/2031 (a)	2,793,000	2,763,618
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.65%, 8/18/2032 (a)	2,925,934	2,926,548
Raising Cane's Restaurants LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.61%, 6/6/2033 (a)	625,000	622,266
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 6.99%, 10/20/2028 (a)	696,335	687,199
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.26%, 10/20/2028 (a)	789,243	769,184
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.63%, 7/15/2031 (a)	879,208	883,240
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 9.41%, 9/4/2029 (a)	3,121,109	2,907,500
Tacala LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 1/31/2031 (a)	581,214	582,446
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 10/19/2029 (a)	439,075	438,930
		25,055,698
Security Description	Principal Amount	Value
SOFTWARE — 7.5%
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 12/11/2028 (a)	$279,531	$273,165
Athenahealth Group, Inc.:
2022 Term Loan B (b)	0	9,094
2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 2/16/2032 (a)	1,805,596	1,789,119
Avalara, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.23%, 3/26/2032 (a)	563,863	541,308
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 11/25/2031 (a)	765,663	745,725
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 4/25/2031 (a)	245,630	245,528
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 9.41%, 7/30/2032 (a)	1,402,064	1,206,356
2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 7/30/2031 (a)	2,131,550	1,926,612
Cast & Crew Payroll LLC 2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.75%, 7.41%, 12/29/2028 (a)	2,260,678	887,316
Cloud Software Group, Inc.:
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 6.98%, 3/21/2031 (a)	2,570,453	2,261,999
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 6.98%, 8/13/2032 (a)	2,928,437	2,543,025
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.49%, 10/8/2028 (a)	766,663	598,407
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.26%, 6/2/2028 (a)	1,497,883	1,482,904
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.37%, 5/1/2031 (a)	3,745,947	3,435,745
See accompanying notes to financial statements.
8

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Cvent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 6/17/2030 (a)	$719,437	$691,886
Dayforce, Inc. 2026 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (a)	2,251,395	2,059,396
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 8/6/2032 (a)	1,026,735	1,004,916
Electronic Arts, Inc. USD Term Loan B (b)	3,300,000	3,311,847
EP Purchaser LLC:
2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.28%, 11/6/2028 (a)	252,280	164,234
2023 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.28%, 11/6/2028 (a)	289,055	188,175
Finastra USA, Inc. 2025 USD Term Loan 6 mo. USD Term SOFR + 4.00%, 7.75%, 9/15/2032 (a)	4,141,466	3,828,786
Instructure Holdings, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 11/13/2031 (a)	793,427	743,961
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.41%, 6/1/2029 (a)	454,967	201,323
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.18%, 6/1/2029 (a)	167,097	30,008
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.41%, 12/5/2031 (a)	365,061	343,614
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.91%, 7/3/2031 (a)	797,288	773,705
Metropolis Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 5.25%, 8.92%, 11/3/2032 (a)	522,375	515,192
Mitchell International, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.89%, 6/17/2032 (a)	135,000	124,673
2026 Add-on Term Loan 1 mo. USD Term SOFR + 3.00%, 6.64%, 6/17/2031 (a)	2,440,576	2,330,311
Security Description	Principal Amount	Value
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.25%, 7.91%, 7/1/2031 (a)	$588,156	$544,926
PointClickCare Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.41%, 11/3/2031 (a)	211,824	211,277
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 10/26/2030 (a)	555,875	406,067
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 8.73%, 5/9/2033 (a)	85,506	48,240
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 6.48%, 7/16/2031 (a)	596,648	582,072
Quartz Acquireco LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/28/2030 (a)	147,491	123,708
Relativity ODA LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 1/30/2033 (a)	625,000	611,719
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.39%, 11/28/2028 (a)	1,387,478	1,321,705
SolarWinds Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 7.67%, 4/16/2032 (a)	1,757,355	1,476,178
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/9/2031 (a)	549,543	549,087
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.91%, 2/10/2031 (a)	2,209,937	2,086,380
Zuora, Inc. Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.14%, 2/14/2032 (a)	745,095	685,488
		42,905,177
TOTAL SENIOR FLOATING RATE LOANS (Cost $262,388,889)		258,063,393
See accompanying notes to financial statements.
9

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 9.5%
OTHER ABS — 9.5%
1988 CLO 3 Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 6.25%, 9.92%, 10/15/2040 (a)(c)	$1,500,000	$1,492,551
AGL CLO 15 Ltd. Series 2021-15A, Class ER, 3 mo. USD Term SOFR + 4.95%, 8.63%, 1/20/2039 (a)(c)	1,000,000	944,761
Apidos CLO XXXVI Series 2021-36A, Class ER, 3 mo. USD Term SOFR + 4.75%, 8.43%, 1/20/2039 (a)(c)	1,000,000	999,260
ARES Loan Funding I Ltd. Series 2021-ALFA, Class ER, 3 mo. USD Term SOFR + 5.10%, 8.77%, 4/15/2039 (a)(c)	1,000,000	971,219
Bain Capital Credit CLO Ltd. Series 2022-4A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.08%, 10/16/2037 (a)(c)	1,100,000	1,028,323
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 10.54%, 1/20/2035 (a)(c)	500,000	482,598
Barings CLO Ltd.:
Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.67%, 10/15/2038 (a)(c)	1,500,000	1,472,305
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.67%, 10/15/2038 (a)(c)	1,500,000	1,484,541
Series 2019-3A, Class ERR, 3 mo. USD Term SOFR + 5.85%, 9.53%, 1/20/2036 (a)(c)	1,000,000	959,573
Barrow Hanley CLO I Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 8.93%, 1/20/2038 (a)(c)	1,000,000	1,001,162
BBAM U.S. CLO V Ltd. Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/25/2038 (a)(c)	500,000	500,504
Security Description	Principal Amount	Value
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 9.58%, 10/20/2037 (a)(c)	$500,000	$500,114
Benefit Street Partners CLO XXV Ltd. Series 2021-25A, Class ER, 3 mo. USD Term SOFR + 4.60%, 8.27%, 1/15/2035 (a)(c)	1,000,000	979,879
Carlyle U.S. CLO Ltd.:
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 11.54%, 10/17/2037 (a)(c)	500,000	498,236
Series 2019-3A, Class D2R3, 3 mo. USD Term SOFR + 2.95%, 6.62%, 4/20/2039 (a)(c)	2,000,000	1,942,296
Series 2019-3A, Class ER3, 3 mo. USD Term SOFR + 4.95%, 8.62%, 4/20/2039 (a)(c)	1,000,000	964,989
Series 2021-11A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.17%, 7/25/2037 (a)(c)	1,250,000	1,250,000
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class ER, 3 mo. USD Term SOFR + 7.39%, 11.06%, 10/15/2037 (a)(c)	1,000,000	930,803
CIFC Funding Ltd. Series 2021-5A, Class ER, 3 mo. USD Term SOFR + 5.10%, 8.77%, 1/15/2038 (a)(c)	1,000,000	983,138
Columbia Cent CLO 34 Ltd. Series 2024-34A, Class E, 3 mo. USD Term SOFR + 6.85%, 10.52%, 1/25/2038 (a)(c)	1,000,000	986,244
Dryden 107 CLO Ltd. Series 2023-107A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.40%, 8/15/2038 (a)(c)	1,000,000	991,207
Dryden 97 CLO Ltd. Series 2022-97A, Class ER, 3 mo. USD Term SOFR + 6.15%, 9.83%, 10/20/2038 (a)(c)	1,000,000	982,805
Eaton Vance CLO Ltd. Series 2020-2A, Class ER2, 3 mo. USD Term SOFR + 6.50%, 10.17%, 10/15/2037 (a)(c)	1,000,000	949,438
See accompanying notes to financial statements.
10

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Empower CLO Ltd.:
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.90%, 9.58%, 10/20/2037 (a)(c)	$1,750,000	$1,645,523
Series 2025-1A, Class E, 3 mo. USD Term SOFR + 5.90%, 9.58%, 7/20/2038 (a)(c)	1,000,000	993,170
Galaxy 31 CLO Ltd. Series 2023-31A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/15/2038 (a)(c)	1,000,000	983,909
GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.68%, 1/20/2039 (a)(c)	1,000,000	993,216
Kennedy Lewis CLO 10 Ltd. Series 2022-10A, Class D1R, 3 mo. USD Term SOFR + 2.85%, 6.51%, 1/22/2038 (a)(c)	1,000,000	975,824
KKR CLO 35 Ltd. Series 35A, Class ER, 3 mo. USD Term SOFR + 4.90%, 8.58%, 1/20/2038 (a)(c)	1,500,000	1,269,588
Lake George Park CLO Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.60%, 8.27%, 4/15/2038 (a)(c)	500,000	481,513
Madison Park Funding LXV Ltd. Series 2025-65A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.68%, 7/16/2038 (a)(c)	500,000	486,921
Magnetite XLVIII Ltd. Series 2025-48A, Class E, 3 mo. USD Term SOFR + 4.85%, 8.52%, 10/15/2038 (a)(c)	1,000,000	1,000,739
Magnetite XXXVI Ltd. Series 2023-36A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.67%, 7/25/2038 (a)(c)	900,000	892,555
MidOcean Credit CLO XIII Ltd. Series 2023-13A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.67%, 1/21/2039 (a)(c)	1,000,000	952,124
MidOcean Credit CLO XXII Series 2026-22A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 4/20/2039 (a)(c)	1,000,000	987,984
Security Description	Principal Amount	Value
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/15/2038 (a)(c)	$1,500,000	$1,404,521
Neuberger Berman Loan Advisers CLO 61 Ltd. Series 2025-61A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.58%, 7/17/2039 (a)(c)	1,000,000	1,001,040
New Mountain CLO 1 Ltd. Series CLO-1A, Class ERR, 3 mo. USD Term SOFR + 5.25%, 8.92%, 1/15/2038 (a)(c)	500,000	480,252
Oaktree CLO Ltd.:
Series 2025-32A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.02%, 7/15/2038 (a)(c)	1,000,000	1,001,887
Series 2025-30A, Class E, 3 mo. USD Term SOFR + 7.42%, 11.09%, 7/15/2038 (a)(c)	1,500,000	1,513,287
Octagon 62 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.07%, 1/23/2038 (a)(c)	1,150,000	1,064,098
Octagon 75 Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.95%, 8.61%, 1/22/2038 (a)(c)	1,000,000	982,318
Palmer Square CLO Ltd.:
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 4.85%, 8.53%, 1/20/2039 (a)(c)	1,000,000	975,899
Series 2022-3A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.18%, 7/20/2037 (a)(c)	500,000	490,743
Pikes Peak CLO 2 Series 2018-2A, Class D2R, 3 mo. USD Term SOFR + 5.12%, 8.80%, 10/18/2034 (a)(c)	1,000,000	1,000,100
Pikes Peak CLO 8 Series 2021-8A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.43%, 1/20/2038 (a)(c)	1,000,000	970,522
See accompanying notes to financial statements.
11

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 9.78%, 4/23/2034 (a)(c)	$500,000	$472,179
Rad CLO 3 Ltd. Series 2019-3A, Class E1R2, 3 mo. USD Term SOFR + 5.88%, 9.55%, 7/15/2037 (a)(c)	500,000	439,688
Regatta XI Funding Ltd. Series 2018-1A, Class ER, 3 mo. USD Term SOFR + 6.75%, 10.43%, 7/17/2037 (a)(c)	1,250,000	1,229,146
RIN XIII LLC Series 2026-1A, Class D, 3 mo. USD Term SOFR + 2.85%, 6.51%, 4/15/2039 (a)(c)	1,000,000	1,000,891
RR 36 Ltd. Series 2024-36RA, Class DR, 3 mo. USD Term SOFR + 5.25%, 8.92%, 1/15/2040 (a)(c)	850,000	849,941
Sixth Street CLO XI Ltd. Series 2018-11A, Class ER, 3 mo. USD Term SOFR + 6.70%, 10.37%, 4/25/2037 (a)(c)	500,000	494,743
TCW CLO Ltd. Series 2024-3A, Class E, 3 mo. USD Term SOFR + 6.60%, 10.28%, 10/20/2037 (a)(c)	1,500,000	1,394,676
Trestles CLO X Ltd. Series 2026-10A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 4/20/2039 (a)(c)	1,000,000	977,547
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.45%, 9.13%, 10/20/2038 (a)(c)	1,500,000	1,433,203
		54,135,693
TOTAL ASSET-BACKED SECURITIES (Cost $55,844,945)		54,135,693

Shares
COMMON STOCKS — 0.0%*
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (d) (e)	5,033	100,676
Security Description	Shares	Value
ENTERTAINMENT — 0.0% *
Cineworld Group PLC (d) (e)	1,834	$45,133
TOTAL COMMON STOCKS (Cost $132,018)		145,809

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.9%
DOMESTIC FIXED INCOME — 0.9%
State Street Blackstone Senior Loan ETF (f) (Cost $5,530,195)	132,691	5,346,120

	Principal Amount
CORPORATE BONDS & NOTES — 41.8%
ADVERTISING — 0.4%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (c)	$680,000	605,982
Lamar Media Corp. 3.75%, 2/15/2028	300,000	294,225
Stagwell Global LLC 5.63%, 8/15/2029 (c) (g)	1,676,000	1,616,770
		2,516,977
AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc. 6.38%, 3/1/2029 (c)	1,828,000	1,856,809
AIRLINES — 0.6%
Alaska Airlines, Inc. 6.50%, 6/1/2031 (c)	815,000	818,985
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	2,760,000	2,503,210
WestJet Airlines Ltd. 8.00%, 2/14/2031 (c)	243,000	243,875
		3,566,070
APPAREL — 0.2%
Crocs, Inc. 4.13%, 8/15/2031 (c)	20,000	18,642
Under Armour, Inc. 7.25%, 7/15/2030 (c)	118,000	119,183
William Carter Co. 7.38%, 2/15/2031 (c)	1,000,000	1,034,760
		1,172,585
AUTO MANUFACTURERS — 0.6%
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	360,000	370,192
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (c)	2,216,000	2,063,561
Wabash National Corp. 4.50%, 10/15/2028 (c) (g)	918,000	853,859
		3,287,612
See accompanying notes to financial statements.
12

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.8%
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	$1,347,000	$1,360,861
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (c)	146,000	146,121
6.38%, 4/15/2034 (c)	322,000	321,266
Dorman Products, Inc. 6.25%, 6/15/2034 (c)	123,000	124,365
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (c)	309,000	324,320
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	330,000	315,401
6.63%, 7/15/2030	297,000	286,674
8.88%, 7/15/2032	623,000	628,370
ZF North America Capital, Inc.:
6.88%, 4/23/2032 (c)	730,000	718,152
7.50%, 3/24/2031 (c)	210,000	211,451
		4,436,981
BIOTECHNOLOGY — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (c)	956,000	885,858
CHEMICALS — 1.0%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (c)	2,000	1,909
Chemours Co.:
7.88%, 3/15/2034 (c)	1,082,000	1,087,442
8.00%, 1/15/2033 (c)	2,708,000	2,741,660
Huntsman International LLC 4.50%, 5/1/2029	4,000	3,907
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (c)	302,000	283,865
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	534,000	510,184
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.13%, 7/15/2033 (c) (h)	455,000	455,601
WR Grace Holdings LLC 7.38%, 3/1/2031 (c)	640,000	642,650
		5,727,218
COAL — 0.2%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	1,084,000	1,025,345
COMMERCIAL SERVICES — 1.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (c)	430,000	445,411
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	818,000	785,853
AMN Healthcare, Inc. 6.50%, 1/15/2031 (c)	340,000	341,493
Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 6/15/2032 (c)	$1,227,000	$1,235,540
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	270,000	258,001
Cimpress PLC 7.38%, 9/15/2032 (c)	1,119,000	1,131,801
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	290,000	299,767
Deluxe Corp. 8.00%, 6/1/2029 (c)	1,668,000	1,680,110
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (c)	49,000	35,560
Korn Ferry 4.63%, 12/15/2027 (c)	17,000	16,912
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	1,381,000	1,350,452
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	580,000	601,756
		8,182,656
COMPUTERS — 0.1%
Crane NXT Co. 4.20%, 3/15/2048	52,000	33,200
Science Applications International Corp. 4.88%, 4/1/2028 (c)	505,000	501,172
		534,372
CONSTRUCTION MATERIALS — 0.2%
Ameritex Holdco Intermediate LLC 7.63%, 8/15/2033 (c)	172,000	179,800
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (c)	330,000	326,680
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	540,000	569,376
		1,075,856
DISTRIBUTION & WHOLESALE — 0.1%
Core & Main LP 6.00%, 7/1/2034 (c) (h)	320,000	321,386
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	410,000	419,475
		740,861
DIVERSIFIED FINANCIAL SERVICES — 5.3%
Ally Financial, Inc. 6.70%, 2/14/2033	1,220,000	1,258,467
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	304,000	320,541
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (c)	920,000	931,040
Azorra Finance Ltd.:
6.25%, 2/15/2034 (c)	210,000	203,492
7.25%, 1/15/2031 (c)	236,000	242,230
See accompanying notes to financial statements.
13

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (c)	$1,366,000	$1,397,691
Credit Acceptance Corp. 6.63%, 3/15/2030 (c)	2,356,000	2,363,940
CrossCountry Intermediate HoldCo LLC 6.75%, 12/1/2032 (c)	460,000	444,291
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (c)	2,680,000	2,709,587
6.63%, 6/1/2032 (c)	879,000	880,064
Enova International, Inc. 9.13%, 8/1/2029 (c)	1,710,000	1,787,617
Focus Financial Partners LLC 6.75%, 9/15/2031 (c)	370,000	373,574
Freedom Mortgage Holdings LLC:
7.88%, 4/1/2033 (c)	420,000	409,378
8.38%, 4/1/2032 (c)	294,000	299,095
9.13%, 5/15/2031 (c)	110,000	113,757
Jane Street Group/JSG Finance, Inc.:
6.75%, 5/1/2033 (c)	671,000	689,466
7.13%, 4/30/2031 (c)	420,000	434,343
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/2031 (c)	449,000	442,085
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	350,000	367,731
Navient Corp.:
7.88%, 6/15/2032	874,000	817,041
11.50%, 3/15/2031	2,578,000	2,720,796
OneMain Finance Corp.:
6.13%, 5/15/2030	398,000	397,889
6.50%, 3/15/2033	475,000	467,286
6.63%, 5/15/2029	11,000	11,217
6.75%, 3/15/2032	48,000	48,146
6.75%, 9/15/2033	1,388,000	1,374,675
Osaic Holdings, Inc. 6.75%, 8/1/2032 (c)	524,000	525,048
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (c)	320,000	317,094
PennyMac Financial Services, Inc.:
5.75%, 9/15/2031 (c)	1,500,000	1,422,855
6.75%, 2/15/2034 (c)	592,000	568,302
6.88%, 5/15/2032 (c)	338,000	330,814
PRA Group, Inc.:
5.00%, 10/1/2029 (c)	474,000	447,987
8.88%, 1/31/2030 (c) (g)	905,000	933,906
Rfna LP 7.88%, 2/15/2030 (c)	70,000	70,495
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (c)	1,067,000	1,097,143
Synchrony Financial 7.25%, 2/2/2033	1,609,000	1,678,235
Security Description	Principal Amount	Value
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	$280,000	$290,371
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	450,000	417,920
UWM Holdings LLC:
6.25%, 3/15/2031 (c)	360,000	320,515
6.63%, 2/1/2030 (c)	190,000	176,863
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (c)	77,000	79,664
WS Escrow LLC 7.75%, 6/1/2033 (c)	262,000	268,875
		30,451,526
ELECTRIC — 0.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (c)	240,000	240,562
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	114,000	108,903
		349,465
ELECTRONICS — 0.0% *
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	269,000	259,440
ENGINEERING & CONSTRUCTION — 0.2%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (c)	290,000	299,544
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (c)	32,000	33,202
Granite Construction, Inc. 6.38%, 6/15/2034 (c)	259,000	263,812
Tutor Perini Corp. 6.63%, 7/15/2033 (c) (h)	318,000	320,016
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 1/15/2034 (c)	353,000	353,717
		1,270,291
ENTERTAINMENT — 0.5%
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	205,000	203,053
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (c)	310,000	310,384
Penn Entertainment, Inc. 6.75%, 4/1/2031 (c)	800,000	803,984
Pioneer Opco LLC 7.00%, 5/15/2033 (c)	67,000	68,254
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 1/15/2032 (c) (g)	820,000	844,584
See accompanying notes to financial statements.
14

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Voyager Parent LLC 9.25%, 7/1/2032 (c)	$470,000	$497,006
		2,727,265
ENVIRONMENTAL CONTROL — 0.0% *
GFL Environmental, Inc. 4.00%, 8/1/2028 (c)	3,000	2,930
FOOD — 1.2%
B&G Foods, Inc.:
8.00%, 9/15/2028 (c)	2,167,000	2,171,117
11.00%, 6/15/2031 (c)	823,000	759,654
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (c)	360,000	363,186
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	1,572,000	1,473,703
6.38%, 3/1/2033 (c)	50,000	49,631
U.S. Foods, Inc. 4.75%, 2/15/2029 (c)	1,855,000	1,832,814
		6,650,105
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.88%, 6/1/2031 (c)	190,000	192,204
9.50%, 6/1/2030 (c)	260,000	278,959
		471,163
HEALTH CARE SERVICES — 1.4%
Centene Corp.:
2.63%, 8/1/2031	21,000	18,297
3.38%, 2/15/2030	1,155,000	1,077,384
4.63%, 12/15/2029	2,661,000	2,591,920
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (c)	1,850,000	1,775,556
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (c)	873,000	783,256
6.88%, 4/15/2029 (c)	567,000	557,741
LifePoint Health, Inc.:
7.00%, 5/1/2034 (c)	330,000	316,140
8.38%, 2/15/2032 (c)	490,000	510,041
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	450,000	469,872
Select Medical Corp. 6.25%, 12/1/2032 (c)	90,000	87,469
		8,187,676
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena International SA:
7.25%, 1/15/2031 (c)	350,000	357,612
7.63%, 2/15/2031 (c)	50,000	51,624
		409,236
HOME BUILDERS — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 8/1/2033 (c)	405,000	401,740
Security Description	Principal Amount	Value
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	$171,000	$172,491
7.50%, 3/15/2031 (c)	819,000	815,609
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (c)	470,000	437,429
5.00%, 6/15/2029 (c)	10,000	9,520
KB Home 4.00%, 6/15/2031	15,000	14,032
LGI Homes, Inc.:
7.00%, 11/15/2032 (c)	969,000	963,341
8.75%, 12/15/2028 (c)	750,000	774,818
M/I Homes, Inc. 3.95%, 2/15/2030	63,000	59,845
Mattamy Group Corp. 6.00%, 12/15/2033 (c)	390,000	374,899
Risewell Homes, Inc. 8.50%, 11/1/2030 (c)	340,000	346,970
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	179,000	179,654
		4,550,348
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (c) (g)	1,317,000	1,225,824
HOUSEWARES — 0.0% *
Central Garden & Pet Co. 4.13%, 4/30/2031 (c)	50,000	47,165
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (c)	896,000	849,569
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	360,000	364,651
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (c)	1,187,000	1,200,745
8.38%, 2/1/2034 (c) (g)	1,398,000	1,295,661
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (c)	410,000	418,774
Nassau Cos., of New York 7.88%, 7/15/2030 (c)	309,000	295,336
		4,424,736
INTERNET — 0.6%
Cars.com, Inc. 6.38%, 11/1/2028 (c)	542,000	537,621
Gen Digital, Inc. 7.13%, 9/30/2030 (c)	329,000	334,698
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (c)	276,000	259,780
See accompanying notes to financial statements.
15

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ION Platform Finance U.S., Inc./ION Platform Finance SARL 9.00%, 8/1/2029 (c)	$640,000	$569,459
Match Group Holdings II LLC 6.13%, 9/15/2033 (c)	545,000	538,645
Rakuten Group, Inc. 9.75%, 4/15/2029 (c)	959,000	1,041,829
		3,282,032
INVESTMENT COMPANY SECURITIES — 1.2%
FS KKR Capital Corp.:
6.13%, 1/15/2030 (g)	1,130,000	1,101,366
6.88%, 8/15/2029	1,691,000	1,693,401
7.50%, 8/1/2031	833,000	829,426
7.88%, 1/15/2029	337,000	345,722
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	520,000	443,960
9.00%, 6/15/2030	540,000	503,653
9.75%, 1/15/2029	598,000	586,022
10.00%, 11/15/2029 (c)	1,338,000	1,320,111
		6,823,661
IRON/STEEL — 0.7%
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (c)	1,738,000	1,737,722
7.38%, 5/1/2033 (c)	7,000	6,991
Mineral Resources Ltd. 7.00%, 4/1/2031 (c)	2,444,000	2,531,446
		4,276,159
IT SERVICES — 0.6%
Everforth, Inc. 4.63%, 5/15/2028 (c)	453,000	419,705
Pitney Bowes, Inc. 7.25%, 3/15/2029 (c)	1,016,000	1,027,176
Seagate Data Storage Technology Pte. Ltd. 5.75%, 12/1/2034 (c)	1,109,000	1,131,823
Unisys Corp. 10.63%, 1/15/2031 (c) (g)	600,000	564,570
		3,143,274
LEISURE TIME — 0.2%
Gaia Purchaser, Inc. 7.63%, 7/15/2033 (c) (h)	381,000	385,374
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	621,000	610,219
		995,593
LODGING — 0.7%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (c)	1,000	916
5.88%, 4/1/2029 (c)	144,000	145,659
Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (c)	$2,554,000	$2,492,372
Station Casinos LLC 4.50%, 2/15/2028 (c)	32,000	31,615
Travel & Leisure Co. 4.63%, 3/1/2030 (c)	1,079,000	1,043,835
		3,714,397
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc. 4.13%, 4/15/2029 (c)	1,048,000	1,015,240
MEDIA — 2.2%
AMC Global Media, Inc. 10.50%, 7/15/2032 (c) (g)	2,492,000	2,561,203
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
9.25%, 6/1/2032 (c)	90,000	91,414
10.00%, 2/15/2031 (c)	1,124,000	1,167,544
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	2,028,000	1,817,210
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (c)	310,000	294,447
Gray Media, Inc.:
4.75%, 10/15/2030 (c)	936,000	672,619
5.38%, 11/15/2031 (c)	908,000	609,059
iHeartCommunications, Inc. 10.88%, 5/1/2030 (c)	210,407	182,002
Paramount Global 6.88%, 4/30/2036	1,614,000	1,516,159
Sirius XM Radio LLC:
4.13%, 7/1/2030 (c)	1,451,000	1,365,449
5.50%, 7/1/2029 (c)	19,000	18,961
Univision Communications, Inc.:
8.50%, 7/31/2031 (c)	610,000	612,879
8.88%, 4/15/2033 (c)	70,000	68,945
9.38%, 8/1/2032 (c)	483,000	490,984
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (c)	588,000	501,211
5.50%, 5/15/2029 (c)	80,000	76,157
VZ Secured Financing BV 7.50%, 1/15/2033 (c)	765,000	733,650
		12,779,893
METAL FABRICATE & HARDWARE — 0.3%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (c)	800,000	835,784
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	1,021,000	996,700
		1,832,484
See accompanying notes to financial statements.
16

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
MINING — 0.4%
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	$1,107,000	$1,166,435
PLS Group Ltd. 6.88%, 5/1/2031 (c)	1,305,000	1,337,207
		2,503,642
OFFICE FURNISHINGS — 0.0% *
HNI Corp. 5.13%, 1/18/2029 (c)	19,000	18,723
OIL & GAS — 4.8%
California Resources Corp. 7.00%, 1/15/2034 (c)	1,761,000	1,738,318
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 2/15/2031 (c)	140,000	147,987
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	610,000	600,277
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (c)	199,000	197,736
7.63%, 4/1/2032 (c)	330,000	332,386
8.38%, 1/15/2034 (c)	1,082,000	1,114,352
CVR Energy, Inc. 7.50%, 2/15/2031 (c)	430,000	427,949
EnQuest PLC 9.88%, 4/30/2031 (c)	1,268,000	1,294,286
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,389,000	1,417,891
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 4/15/2032 (c)	10,000	9,679
6.88%, 5/15/2034 (c)	640,000	622,483
7.25%, 2/15/2035 (c)	320,000	314,970
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (c)	761,000	787,171
Kraken Oil & Gas Partners LLC 7.13%, 5/15/2031 (c)	391,000	382,453
Murphy Oil Corp. 6.50%, 2/15/2034	872,000	863,672
Nabors Industries, Inc.:
7.63%, 11/15/2032 (c)	290,000	296,589
8.88%, 8/15/2031 (c)	2,399,000	2,463,797
Par Petroleum LLC 7.38%, 6/1/2034 (c)	885,000	896,248
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/1/2034 (c)	776,000	768,356
7.88%, 9/15/2030 (c)	1,157,000	1,178,601
9.88%, 3/15/2030 (c)	868,000	928,378
Range Resources Corp. 4.75%, 2/15/2030 (c)	1,150,000	1,122,987
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (c)	650,000	677,450
SM Energy Co. 6.75%, 8/1/2029 (c)	919,000	935,524
Security Description	Principal Amount	Value
Sunoco LP:
4.50%, 10/1/2029 (c)	$63,000	$61,228
4.63%, 5/1/2030 (c)	2,631,000	2,543,440
5.63%, 3/15/2031 (c)	140,000	138,957
5.88%, 3/15/2034 (c)	71,000	69,888
7.00%, 5/1/2029 (c)	174,000	179,081
Talos Production, Inc. 9.38%, 2/1/2031 (c)	1,830,000	1,922,067
Transocean International Ltd.:
7.50%, 4/15/2031	1,513,000	1,528,402
8.25%, 5/15/2029 (c)	1,056,000	1,090,457
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (c)	310,000	317,874
		27,370,934
OIL & GAS SERVICES — 1.5%
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 2/1/2034 (c)	500,000	496,715
Kodiak Gas Services LLC 5.88%, 4/1/2031 (c)	2,958,000	2,964,182
Star Holding LLC 8.75%, 8/1/2031 (c)	270,000	270,937
TGS ASA 8.50%, 1/15/2030 (c)	80,000	83,960
Tidewater, Inc. 9.13%, 7/15/2030 (c)	1,422,000	1,522,137
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (c)	269,000	266,886
7.13%, 3/15/2029 (c)	2,379,000	2,437,285
Viridien 10.00%, 10/15/2030 (c)	623,000	661,072
		8,703,174
PACKAGING & CONTAINERS — 0.6%
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (c)	1,772,000	1,809,159
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (c)	810,000	809,733
TriMas Corp. 4.13%, 4/15/2029 (c)	570,000	548,870
		3,167,762
PHARMACEUTICALS — 0.6%
Adapthealth LLC:
4.63%, 8/1/2029 (c)	243,000	234,648
5.13%, 3/1/2030 (c) (g)	810,000	785,376
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	2,393,000	2,240,997
		3,261,021
See accompanying notes to financial statements.
17

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PIPELINES — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 10/15/2033 (c)	$177,000	$175,314
6.63%, 2/1/2032 (c)	15,000	15,317
Buckeye Partners LP 6.75%, 2/1/2030 (c)	600,000	619,668
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.88%, 6/1/2034 (c)	247,000	246,148
7.38%, 6/30/2033 (c)	2,299,000	2,344,957
Excelerate Energy LP 8.00%, 5/15/2030 (c)	340,000	358,666
Genesis Energy LP/Genesis Energy Finance Corp. 6.75%, 3/15/2034	891,000	884,237
Harvest Midstream I LP 7.50%, 5/15/2032 (c)	290,000	300,315
Hess Midstream Operations LP:
5.88%, 3/1/2028 (c)	113,000	113,804
6.50%, 6/1/2029 (c)	494,000	503,598
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%, 2/15/2032 (c)	2,864,000	2,982,684
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	320,000	334,096
Venture Global LNG, Inc.:
6.38%, 12/15/2034 (c)	136,000	133,640
8.38%, 6/1/2031 (c) (g)	545,000	567,367
		9,579,811
REAL ESTATE — 0.3%
Five Point Operating Co. LP 8.00%, 10/1/2030 (c)	290,000	296,960
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	505,000	487,921
4.38%, 2/1/2031 (c)	571,000	539,995
5.88%, 3/1/2032 (c)	290,000	287,778
		1,612,654
REAL ESTATE INVESTMENT TRUSTS — 2.2%
Arbor Realty SR, Inc. 8.50%, 12/15/2028 (c)	480,000	474,590
Diversified Healthcare Trust:
4.38%, 3/1/2031	1,435,000	1,313,527
4.75%, 2/15/2028	1,790,000	1,753,502
Hudson Pacific Properties LP:
3.25%, 1/15/2030	50,000	43,739
4.65%, 4/1/2029	967,000	915,227
5.95%, 2/15/2028	10,000	9,899
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	608,000	416,894
4.63%, 8/1/2029	3,339,000	2,682,887
Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/2029 (c)	$1,130,000	$1,106,903
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	781,000	783,819
8.00%, 7/15/2030 (c)	1,986,000	1,979,843
RLJ Lodging Trust LP 4.00%, 9/15/2029 (c)	102,000	97,149
Starwood Property Trust, Inc.:
5.75%, 1/15/2031 (c)	299,000	297,266
6.50%, 7/1/2030 (c)	222,000	226,673
6.50%, 10/15/2030 (c)	350,000	357,980
XHR LP 6.63%, 5/15/2030 (c) (g)	356,000	364,227
		12,824,125
RETAIL — 2.2%
1011778 BC ULC/New Red Finance, Inc. 4.38%, 1/15/2028 (c)	1,155,000	1,142,318
Academy Ltd. 5.88%, 5/15/2031 (c)	299,000	298,925
Arko Corp. 5.13%, 11/15/2029 (c)	125,000	115,526
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (c)	220,000	213,849
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	1,446,000	1,421,707
6.13%, 5/1/2034 (c)	1,494,000	1,485,902
6.88%, 3/1/2032 (c)	1,047,000	1,075,646
Kohl's Corp. 5.55%, 7/17/2045	362,000	255,185
Macy's Retail Holdings LLC 7.38%, 8/1/2033 (c)	32,000	33,594
Men's Wearhouse LLC 9.00%, 2/1/2031 (c)	274,000	291,081
Michaels Cos., Inc. 8.50%, 3/15/2033 (c)	847,000	838,479
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (c)	185,000	173,040
Nordstrom, Inc.:
4.25%, 8/1/2031	240,000	225,391
4.38%, 4/1/2030	210,000	202,083
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	237,000	238,723
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (c)	643,000	643,148
QXO Building Products, Inc. 6.50%, 7/15/2031 (c)	428,000	436,140
See accompanying notes to financial statements.
18

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (c)	$1,041,000	$986,254
6.50%, 12/15/2035 (c)	1,076,000	1,040,729
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	1,309,000	1,269,377
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (c)	280,000	288,999
		12,676,096
SEMICONDUCTORS — 0.2%
Entegris, Inc. 3.63%, 5/1/2029 (c)	980,000	936,909
SOFTWARE — 1.5%
Cloud Software Group, Inc.:
6.63%, 8/15/2033 (c)	183,000	158,483
8.25%, 6/30/2032 (c)	1,870,000	1,750,806
CoreWeave, Inc. 9.00%, 2/1/2031 (c)	1,184,000	1,170,787
Fair Isaac Corp.:
4.00%, 6/15/2028 (c)	1,673,000	1,634,237
6.00%, 5/15/2033 (c)	250,000	246,165
Open Text Corp.:
3.88%, 2/15/2028 (c)	445,000	433,381
3.88%, 12/1/2029 (c)	860,000	790,555
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	1,240,000	1,135,716
PTC, Inc. 4.00%, 2/15/2028 (c)	363,000	355,359
Twilio, Inc. 3.63%, 3/15/2029	1,099,000	1,059,667
		8,735,156
TELECOMMUNICATIONS — 1.9%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	549,000	550,850
APLD ComputeCo 3 LLC 7.00%, 6/15/2031 (c)	441,000	440,361
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	270,000	291,300
Ciena Corp. 4.00%, 1/31/2030 (c)	236,000	225,274
Core Scientific Finance I LLC 7.75%, 5/15/2031 (c)	737,000	747,215
Iliad Holding SAS 7.00%, 4/15/2032 (c)	400,000	407,308
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	589,000	590,066
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	945,000	943,724
SE Cosmos LLC 8.88%, 5/1/2031 (c)	370,000	380,390
Stingray Compute LLC 6.00%, 6/15/2031 (c)	236,000	236,545
Security Description	Principal Amount	Value
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	$728,000	$717,721
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	1,056,000	1,047,668
Viasat, Inc.:
6.50%, 7/15/2028 (c)	605,000	603,360
7.50%, 5/30/2031 (c)	1,895,000	1,913,780
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	857,000	817,321
Vmed O2 U.K. Financing I PLC:
6.75%, 1/15/2033 (c)	530,000	448,369
7.75%, 4/15/2032 (c)	460,000	414,391
		10,775,643
TRANSPORTATION — 0.4%
Danaos Corp. 6.88%, 10/15/2032 (c)	1,091,000	1,127,101
RXO, Inc. 6.38%, 5/15/2031 (c) (g)	870,000	884,164
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	338,000	332,903
		2,344,168
TOTAL CORPORATE BONDS & NOTES (Cost $238,304,610)		238,408,921

	Shares
SHORT-TERM INVESTMENT — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (i) (j) (Cost $28,805,377)	28,805,377	28,805,377
TOTAL INVESTMENTS — 102.5% (Cost $591,006,034)		584,905,313
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(14,446,966)
NET ASSETS — 100.0%		$570,458,347

(a)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 45.1% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

See accompanying notes to financial statements.
19

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $145,809,
representing less than 0.05% of the Fund's net assets.

(e)	Non-income producing security.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2026, the market value of securities pledged was $ 12,337,647.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate
At June 30, 2026, the Fund had unfunded loan commitments of $785,164, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Azuria Water Solutions, Inc.	164,706	164,589	(117)
Chicago U.S. Midco III LP	106,968	106,991	23
Hanger, Inc.	14,489	14,559	70
June Purchaser LLC	22,857	22,907	50
Pinnacle Buyer LLC	6,517	6,538	21
Prestige Brands, Inc.	225,000	225,493	493
Raven Acquisition Holdings LLC	176,878	174,762	(2,116)
U.S. Fertility Enterprises LLC	4,141	4,159	18
Watlow Electric Manufacturing Co.	63,608	63,634	26
	$785,164	$783,632	$(1,532)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Nomura Fixed Income Securities Private Co. Ltd.	3.62%	06/30/26	07/01/26	USD	(12,635,207)	$(12,635,207)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
See accompanying notes to financial statements.
20

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$238,408,921	$—	$238,408,921
Asset-Backed Securities	—	54,135,693	—	54,135,693
Common Stocks	—	—	145,809	145,809
Mutual Funds and Exchange Traded Products	5,346,120	—	—	5,346,120
Senior Floating Rate Loans	—	258,063,393	—	258,063,393
Short-Term Investment	28,805,377	—	—	28,805,377
TOTAL INVESTMENTS	$34,151,497	$550,608,007	$145,809	$584,905,313
LIABILITIES:
Reverse Repurchase Agreement	$—	$(12,635,207)	$—	$(12,635,207)
TOTAL LIABILITES	$—	$(12,635,207)	$—	$(12,635,207)
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$701	$—	$701
Unfunded Loans - Unrealized Depreciation	—	(2,233)	—	(2,233)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(1,532)	$—	$(1,532)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Blackstone Senior Loan ETF	132,691	$5,518,619	$—	$—	$—	$(172,499)	132,691	$5,346,120	$401,172
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,246,810	23,246,810	411,900,488	406,341,921	—	—	28,805,377	28,805,377	1,280,710
Total		$28,765,429	$411,900,488	$406,341,921	$—	$(172,499)		$34,151,497	$1,681,882
See accompanying notes to financial statements.
21

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 84.8%
ADVERTISING SERVICES — 1.7%
Neptune Bidco U.S., Inc. 2026 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.77%, 2/3/2033 (a)	$83,925,351	$83,359,694
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/7/2031 (a)	3,648,319	3,666,287
		87,025,981
AEROSPACE & DEFENSE — 3.3%
Air Comm Corp. LLC:
2026 Delayed Draw Term Loan (b)	2,515	2,519
2026 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.20%, 12/11/2031 (a)	74,465	74,605
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/31/2031 (a)	188,349	189,011
2024 1st Lien Term Loan B2 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/31/2031 (a)	71,642	71,894
Kaman Corp.:
2026 Delayed Draw Term Loan, 2/26/2032	276,482	276,361
2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 2/26/2032 (a)	4,318,255	4,316,376
Propulsion BC Finco SARL 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 12/1/2032 (a)	2,398,674	2,408,052
TransDigm, Inc.:
2023 Term Loan J 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/28/2031 (a)	35,624,925	35,671,594
2024 Term Loan L 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/19/2032 (a)	5,550,027	5,556,909
2025 Term Loan K 1 mo. USD Term SOFR + 2.25%, 5.89%, 3/22/2030 (a)	83,810,232	83,911,643
2025 Term Loan M 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/19/2032 (a)	21,440,754	21,468,412
Security Description	Principal Amount	Value
2026 Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/13/2033 (a)	$16,541,231	$16,559,840
		170,507,216
AIRLINES — 3.0%
Air Canada 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.41%, 3/21/2031 (a)	1,488,999	1,487,607
American Airlines, Inc.:
2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 5.91%, 6/4/2029 (a)	28,233,753	27,796,977
2024 1st Lien Term Loan B 6 mo. USD Term SOFR + 2.25%, 5.94%, 2/15/2028 (a)	4,948,453	4,910,103
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 5.93%, 4/20/2028 (a)	59,783,934	59,797,983
2026 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 5/29/2033 (a)	9,770,570	9,666,757
AS Mileage Plan IP Ltd. 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.65%, 5/12/2033 (a)	1,674,738	1,671,606
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.43%, 8/27/2029 (a)	59,996,643	53,603,401
		158,934,434
APPAREL — 0.3%
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 12/21/2028 (a)	7,747,732	7,759,392
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/13/2032 (a)	5,684,634	5,686,396
Beach Acquisition Bidco LLC USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 9/12/2032 (a)	2,542,397	2,559,202
		16,004,990
See accompanying notes to financial statements.
22

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 1.2%
Clarios Global LP:
2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 5/6/2030 (a)	$2,930,464	$2,936,882
2026 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/28/2032 (a)	16,248,113	16,283,696
Stonepeak Motion Finco LLC USD Term Loan B (b)	10,382,151	10,383,241
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 8.49%, 11/17/2028 (a)	10,201,964	10,169,573
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.74%, 11/17/2028 (a)	20,755,138	20,705,845
		60,479,237
BEVERAGES — 0.3%
Primo Brands Corp. 2026 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 3/31/2031 (a)	11,786,854	11,854,216
Sazerac Co., Inc. Repriced Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.63%, 7/9/2032 (a)	4,201,569	4,200,918
		16,055,134
BIOTECHNOLOGY — 0.2%
BioMarin Pharmaceutical, Inc. Term Loan B 6 mo. USD Term SOFR + 1.75%, 5.43%, 4/27/2033 (a)	474,582	475,056
Genmab AS 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.73%, 12/13/2032 (a)	10,342,026	10,346,577
		10,821,633
BUILDING MATERIALS — 0.3%
EMRLD Borrower LP:
2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 8/4/2031 (a)	3,172,515	3,173,641
Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 5/31/2030 (a)	6,868,425	6,871,172
Icebox Holdco III, Inc. 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 6.98%, 12/22/2031 (a)	1,070,522	1,075,650
Security Description	Principal Amount	Value
Quikrete Holdings, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 5.89%, 3/19/2029 (a)	$221,820	$222,172
Watlow Electric Manufacturing Co. 2026 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.44%, 6/17/2033 (a)	2,968,737	2,969,984
		14,312,619
CHEMICALS — 0.4%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 1.75%, 5.48%, 12/20/2029 (a)	739,452	741,031
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 11/3/2032 (a)	12,993,610	12,999,912
Qnity Electronics, Inc. 2026 Term Loan B (b)	81,947	82,212
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.35%, 1/31/2029 (a)	6,011,873	6,026,091
		19,849,246
COMMERCIAL SERVICES — 8.4%
Albion Financing 3 SARL 2025 USD Term Loan 3 mo. USD Term SOFR + 3.00%, 6.63%, 5/21/2031 (a)	5,917,025	5,939,214
AlixPartners LLP 2025 USD Term Loan 1 mo. USD Term SOFR + 2.00%, 5.64%, 8/12/2032 (a)	3,077,933	3,063,129
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 8/20/2032 (a)	51,182,597	51,266,793
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/29/2031 (a)	9,212,101	8,751,496
Anticimex International AB 2025 USD Term Loan 3 mo. USD Term SOFR + 2.90%, 6.41%, 11/17/2031 (a)	224,913	225,595
See accompanying notes to financial statements.
23

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Belron Finance LLC 2026 Repriced Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 10/16/2031 (a)	$4,112,481	$4,114,619
CHG Healthcare Services, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 9/29/2031 (a)	10,589,957	10,606,001
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 10/1/2031 (a)	4,790,472	4,795,358
Ensemble RCM LLC 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/9/2033 (a)	58,188,864	58,028,844
First Advantage Holdings LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 10/31/2031 (a)	30,635,916	30,302,137
Fugue Finance BV 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 1/9/2032 (a)	1,294,184	1,292,676
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 9/27/2030 (a)	26,853,087	26,069,916
Grant Thornton Advisors LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 6/2/2031 (a)	14,962,217	14,274,927
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/21/2030 (a)	613,015	611,569
ION Platform Finance U.S., Inc. USD Term Loan 3 mo. USD Term SOFR + 3.75%, 7.48%, 10/7/2032 (a)	18,553,460	13,428,067
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.48%, 6/12/2030 (a)	18,658,868	18,012,338
Mavis Tire Express Services Corp.:
2025 Repriced Term Loan 6 mo. USD Term SOFR + 3.00%, 6.67%, 5/4/2028 (a)	37,896,792	37,884,854
2026 Incremental Term Loan 6 mo. USD Term SOFR + 3.25%, 6.92%, 5/6/2033 (a)	4,415,745	4,415,856
Security Description	Principal Amount	Value
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/31/2032 (a)	$4,479,270	$4,493,559
Parexel International Corp. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/12/2031 (a)	9,290,427	9,303,016
PG Investment Co. 59 SARL 2025 Repriced Term Loan B (b)	10,857,644	10,866,547
Pre-Paid Legal Services, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.89%, 12/15/2028 (a)	16,055,257	14,711,754
Pye-Barker Fire & Safety LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.23%, 12/16/2032 (a)	8,337,691	8,359,703
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/19/2031 (a)	41,734,581	41,235,435
Ryan LLC 2025 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.14%, 11/5/2032 (a)	10,349,792	10,285,106
Shift4 Payments LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.73%, 7/3/2032 (a)	6,333,617	6,320,443
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.73%, 6/18/2029 (a)	12,878,082	12,540,033
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/30/2031 (a)	7,421,986	7,421,986
XPLOR T1 LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.25%, 6.91%, 12/1/2032 (a)	19,496,242	17,936,542
		436,557,513
COMPUTERS — 3.6%
Access CIG LLC 2025 Term Loan 1 mo. USD Term SOFR + 4.00%, 7.64%, 8/19/2030 (a)	29,264,802	26,109,763
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.23%, 2/3/2031 (a)	5,449,271	5,370,311
See accompanying notes to financial statements.
24

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Amentum Holdings, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/29/2031 (a)	$571,042	$571,256
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.38%, 12/9/2031 (a)	22,786,098	21,808,119
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 3/1/2029 (a)	59,603,130	53,136,191
Peraton Corp. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.51%, 2/1/2028 (a)	11,082,711	10,029,854
Perforce Software, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.39%, 6/29/2029 (a)	18,335,257	10,339,801
Ping Identity Corp. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.38%, 11/15/2032 (a)	6,083,958	5,936,940
Synechron, Inc. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.48%, 10/3/2031 (a)	24,873,246	23,339,437
Virtusa Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 2/15/2029 (a)	36,567,251	32,042,236
		188,683,908
CONSTRUCTION & ENGINEERING — 1.1%
Asplundh Tree Expert LLC 2026 5th Amendment Term Loan 1 mo. USD Term SOFR + 1.75%, 5.39%, 5/30/2033 (a)	4,952,729	4,952,729
Azuria Water Solutions, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.49%, 4/25/2033 (a)	10,090,306	10,083,142
Blackfin Pipeline LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.69%, 9/29/2032 (a)	1,062,281	1,067,370
Brown Group Holding LLC:
2022 Incremental Term Loan B2 3 mo. USD Term SOFR + 2.50%, 6.14%, 7/1/2031 (a)	9,269,179	9,302,734
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/1/2031 (a)	2,523,905	2,533,256
Security Description	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.89%, 7/9/2032 (a)	$8,908,242	$8,936,080
Green Infrastructure Partners, Inc. USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 9/24/2032 (a)	561,055	561,756
KKR Apple Bidco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.14%, 9/23/2031 (a)	17,379,801	17,416,125
SBA Senior Finance II LLC 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.40%, 1/25/2031 (a)	4,717,613	4,728,840
		59,582,032
CONSTRUCTION MATERIALS — 0.4%
Quikrete Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/10/2032 (a)	14,820,540	14,826,691
2025 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.89%, 4/14/2031 (a)	5,261,478	5,263,424
		20,090,115
CONTAINERS & PACKAGING — 2.3%
Charter NEX U.S., Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.11%, 11/29/2030 (a)	237,222	237,568
Graham Packaging Co., Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 1/26/2033 (a)	3,446,912	3,453,013
Proampac PG Borrower LLC 2026 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.65%, 3/7/2033 (a)	59,710,673	58,815,013
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.14%, 4/21/2031 (a)	9,487,513	9,513,935
Sword Purchaser LLC USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.64%, 4/11/2033 (a)	40,913,237	39,976,733
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.48%, 9/15/2028 (a)	6,027,529	5,796,463
		117,792,725
See accompanying notes to financial statements.
25

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.39%, 1/31/2031 (a)	$709,146	$710,440
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 12/11/2030 (a)	12,085,625	11,942,169
Core & Main LP 2026 Term Loan B (b)	1,545,825	1,545,825
Fluid-Flow Products, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 3/4/2033 (a)	2,963,681	2,978,277
Resideo Funding, Inc. 2025 Incremental Term Loan 3 mo. USD Term SOFR + 2.00%, 5.67%, 8/13/2032 (a)	1,226,929	1,228,972
S&S Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 8.65%, 10/1/2031 (a)	2,297,663	2,189,673
		20,595,356
DIVERSIFIED FINANCIAL SERVICES — 6.6%
Apex Group Treasury LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.15%, 2/27/2032 (a)	68,317,373	64,890,916
Aretec Group, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.64%, 8/9/2030 (a)	27,727,095	27,700,338
Chicago U.S. Midco III LP Term Loan 1 mo. USD Term SOFR + 2.50%, 6.14%, 11/1/2032 (a)	6,951,491	6,952,951
Citadel Securities LP 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 6/10/2033 (a)	9,494,682	9,484,808
Citco Funding LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 1/30/2033 (a)	5,174,695	5,165,458
Corpay Technologies Operating Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.39%, 11/5/2032 (a)	52,158	52,074
CPI Holdco B LLC 2025 Add-on Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/19/2031 (a)	2,417,929	2,411,376
Security Description	Principal Amount	Value
Edelman Financial Center LLC 2026 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.64%, 12/1/2031 (a)	$22,289,066	$22,377,888
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 9/15/2031 (a)	62,946,180	61,557,902
Hudson River Trading LLC 2026 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 3/18/2030 (a)	19,655,074	19,543,630
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 5.67%, 12/15/2031 (a)	78,015,173	77,403,924
Jump Financial LLC 2025 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.23%, 2/26/2032 (a)	2,530,464	2,533,627
June Purchaser LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 6.39%, 11/28/2031 (a)	364,498	365,296
Jupiter Borrower, Inc. Term Loan B (b)	5,523,991	5,526,311
Kestra Advisor Services Holdings A, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/22/2031 (a)	2,866,371	2,844,729
Osaic Holdings, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 7/30/2032 (a)	29,068,783	28,730,858
Superannuation & Investments U.S. LLC 2026 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/1/2028 (a)	1,262,349	1,261,825
Victory Capital Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.48%, 9/23/2032 (a)	3,307,642	3,298,613
		342,102,524
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Coral-U.S. Co-Borrower LLC 2025 Term Loan B7 (b)	5,000,000	4,853,975
Delta TopCo, Inc. 2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 8.90%, 11/29/2030 (a)	33,735,276	31,078,623
See accompanying notes to financial statements.
26

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Vantor Holdings, Inc. 1st Lien Term Loan 6 mo. USD Term SOFR + 4.50%, 8.12%, 3/3/2033 (a)	$55,938,152	$56,147,920
Zayo Group Holdings, Inc. 2025 USD Term Loan 1 mo. USD Term SOFR + 3.00%, 6.76%, 3/11/2030 (a)	1,494	1,496
		92,082,014
ELECTRIC — 0.7%
Alpha Generation LLC Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/30/2031 (a)	10,805,176	10,725,164
Lightning Power LLC Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 8/18/2031 (a)	324,680	325,412
NRG Energy, Inc.:
2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.42%, 4/16/2031 (a)	945,432	945,824
2026 Incremental Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.39%, 4/28/2033 (a)	3,388,051	3,387,628
Pathfinder Power LLC Term Loan B (b)	11,443,319	11,432,619
Talen Energy Supply LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 11/26/2032 (a)	7,220,517	7,181,021
		33,997,668
ELECTRONICS — 0.2%
Coherent Corp. 2025 Term Loan B2 1 mo. USD Term SOFR + 1.75%, 5.39%, 7/2/2029 (a)	271,923	272,263
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.62%, 12/2/2031 (a)	7,922,887	7,951,925
Pinnacle Buyer LLC Term Loan 3 mo. USD Term SOFR + 2.50%, 6.18%, 10/1/2032 (a)	287,889	288,788
Skyshield U.S. Bidco Ltd. USD Term Loan B (b)	2,446,898	2,449,198
		10,962,174
ENTERTAINMENT — 2.3%
Caesars Entertainment, Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/6/2031 (a)	7,596,505	7,328,272
Security Description	Principal Amount	Value
Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 2/6/2030 (a)	$7,781,237	$7,549,045
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.11%, 12/2/2031 (a)	6,227,096	6,251,351
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/24/2032 (a)	6,873,433	6,889,758
Flutter Financing BV:
2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.48%, 11/30/2030 (a)	7,332,409	7,279,249
2025 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.73%, 6/4/2032 (a)	230,422	229,810
GVC Holdings (Gibraltar) Ltd.:
2025 Term Loan B5 (2032) 3 mo. USD Term SOFR + 2.25%, 5.98%, 7/31/2032 (a)	1,581,705	1,581,919
2025 Term Loan B6 (2029) 3 mo. USD Term SOFR + 2.25%, 5.98%, 10/31/2029 (a)	2,411,593	2,411,593
Herschend Entertainment Co. LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 5/27/2032 (a)	149,739	150,169
Light & Wonder International, Inc.:
2024 Term Loan B2 (b)	394,886	395,873
2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 4/16/2029 (a)	417,303	418,347
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.00%, 5.64%, 7/18/2031 (a)	1,226,201	1,227,813
Pioneer Opco LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 5/16/2033 (a)	9,540,453	9,589,014
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 4/4/2029 (a)	39,604,965	39,111,884
TKO Worldwide Holdings LLC 2026 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.41%, 11/21/2031 (a)	3,319,496	3,312,823
See accompanying notes to financial statements.
27

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Voyager Parent LLC Repriced Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.98%, 7/1/2032 (a)	$28,124,187	$28,176,498
		121,903,418
ENVIRONMENTAL CONTROL — 0.0% *
Madison IAQ LLC 2026 Term Loan B 6 mo. USD Term SOFR + 1.75%, 5.47%, 5/6/2032 (a)	1,043,728	1,042,533
FINANCIAL SERVICES — 0.4%
Ascensus Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/25/2032 (a)	18,831,515	18,423,530
Chrysaor Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/30/2031 (a)	1,935,557	1,941,789
		20,365,319
FOOD PRODUCTS — 0.6%
Aramark Services, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 1.75%, 5.39%, 6/22/2030 (a)	301,104	301,706
Froneri Lux Finco SARL:
2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2031 (a)	8,276,923	8,227,592
2025 USD Term Loan B6 6 mo. USD Term SOFR + 2.50%, 6.13%, 9/30/2032 (a)	16,277,896	16,184,949
Nomad Foods Europe Midco Ltd. 2025 USD Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.16%, 10/29/2032 (a)	691,369	684,563
PFI Lower Midco LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.64%, 12/1/2032 (a)	6,181,469	6,231,693
Snacking Investments Bidco Pty. Ltd. 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.66%, 10/29/2032 (a)	88,506	88,811
		31,719,314
GROUND TRANSPORTATION — 0.4%
AIT Worldwide Logistics, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.91%, 4/29/2033 (a)	17,718,621	17,748,034
Security Description	Principal Amount	Value
Genesee & Wyoming, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.48%, 4/10/2031 (a)	$1,714,094	$1,708,952
Savage Enterprises LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.62%, 8/5/2032 (a)	402,612	403,152
Stonepeak Nile Parent LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 4/9/2032 (a)	2,467,033	2,463,961
		22,324,099
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Auris Luxembourg III SARL 2026 USD Term Loan B (b)	9,025,694	9,050,875
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.14%, 10/23/2031 (a)	194,357	195,295
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.14%, 10/23/2031 (a)	2,121,812	2,132,050
Hologic, Inc. 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.99%, 4/7/2033 (a)	115,690,831	113,353,273
McKesson Medical-Surgical Top Holdings, Inc. Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/9/2032 (a)	5,518,402	5,526,459
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/18/2031 (a)	315,963	315,964
		130,573,916
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Global Medical Response, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 10/1/2032 (a)	74,066,694	74,344,444
MED ParentCo LP 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 4/15/2031 (a)	4,477,873	4,488,149
Midwest Physician Administrative Services LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.76%, 3/12/2028 (a)	27,545,035	27,426,316
See accompanying notes to financial statements.
28

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Onex TSG Intermediate Corp. 2026 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 8/6/2032 (a)	$6,452,546	$6,498,263
Outcomes Group Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 5/6/2031 (a)	1,061,439	1,065,807
Team Health Holdings, Inc. 2026 Repriced Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.66%, 6/30/2028 (a)	4,987,469	5,000,636
U.S. Fertility Enterprises LLC:
2025 Delayed Draw Term Loan, 12/30/2032	11,111	11,160
2025 Term Loan 3 mo. USD Term SOFR + 3.25%, 6.90%, 12/30/2032 (a)	1,042,668	1,047,230
		119,882,005
HOME FURNISHINGS — 0.6%
AI Aqua Merger Sub, Inc. 2026 USD Term Loan B (b)	33,000,000	33,018,645
HOUSEWARES — 0.3%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.39%, 10/30/2029 (a)	2,733,729	2,736,176
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.73%, 1/20/2032 (a)	14,966,446	14,983,657
		17,719,833
INSURANCE — 6.5%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/6/2030 (a)	36,748,040	33,333,595
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.14%, 5/30/2033 (a)	11,340,909	10,825,862
2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 5/30/2032 (a)	19,683,218	18,755,744
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 9/19/2031 (a)	30,605,539	30,233,529
Security Description	Principal Amount	Value
AmWINS Group, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.73%, 1/30/2032 (a)	$8,176,085	$8,017,019
Asurion LLC:
2021 Second Lien Term Loan B4 3 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (a)	43,044,004	42,656,608
2024 Term Loan B12 3 mo. USD Term SOFR + 4.25%, 7.91%, 9/19/2030 (a)	4,724,176	4,679,297
2025 Term Loan B13 3 mo. USD Term SOFR + 4.25%, 7.91%, 9/19/2030 (a)	13,517,890	13,402,447
2026 Term Loan B14 3 mo. USD Term SOFR + 3.75%, 7.41%, 2/23/2033 (a)	30,263,490	28,696,295
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 1 mo. USD Term SOFR + 2.50%, 6.13%, 5/27/2031 (a)	3,181,166	3,121,535
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/13/2031 (a)	39,203,532	37,944,511
Howden Group Holdings Ltd. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 2/15/2031 (a)	65,957,030	62,098,544
HUB International Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 6/20/2030 (a)	3,259,206	3,259,515
Lockton, Inc. Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 5/9/2033 (a)	1,681,145	1,679,044
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/31/2031 (a)	10,276,055	10,164,303
Trucordia Insurance Holdings LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 6/17/2032 (a)	6,646,292	5,948,431
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 5/6/2031 (a)	11,079,366	10,843,929
See accompanying notes to financial statements.
29

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.48%, 5/6/2032 (a)	$13,955,785	$13,572,001
USI, Inc.:
2024 Term Loan C 3 mo. USD Term SOFR + 2.25%, 5.98%, 9/29/2030 (a)	606,617	604,949
2024 Term Loan D 3 mo. USD Term SOFR + 2.25%, 5.98%, 11/21/2029 (a)	276,674	276,086
		340,113,244
INTERNET & TELECOM — 2.0%
Gen Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/12/2029 (a)	2,640,549	2,613,193
MH Sub I LLC:
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 7.89%, 5/3/2028 (a)	57,561,103	56,097,899
2024 Term Loan B4 1 mo. USD Term SOFR + 4.25%, 7.89%, 12/31/2031 (a)	28,736,019	24,978,785
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.39%, 3/15/2030 (a)	1,933,437	1,948,537
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 6.39%, 7/8/2031 (a)	17,924,477	17,185,093
		102,823,507
INVESTMENT COMPANIES — 0.2%
AAL Delaware Holdco, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 7/30/2031 (a)	2,522,089	2,527,346
Emerald Expositions Holding, Inc.:
2026 Delayed Draw Term Loan (100MM) (b)	774,296	773,328
2026 Delayed Draw Term Loan (200MM) (b)	1,548,591	1,546,656
2026 Term Loan (b)	5,923,361	5,915,957
		10,763,287
LEISURE TIME — 0.4%
19th Holdings Golf LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.96%, 2/7/2029 (a)	2,543,354	2,554,888
Security Description	Principal Amount	Value
Alterra Mountain Co.:
2025 Term Loan B8 1 mo. USD Term SOFR + 2.50%, 6.14%, 5/31/2030 (a)	$472,166	$472,365
2025 Term Loan B9 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/17/2028 (a)	992,500	995,294
Gaia Purchaser, Inc. Term Loan B (b)	15,000,000	15,018,750
		19,041,297
LODGING — 0.4%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/27/2029 (a)	17,765,192	17,767,146
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 1 mo. USD Term SOFR + 1.75%, 5.40%, 11/8/2030 (a)	715,000	717,295
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 1/17/2031 (a)	236,413	236,170
Wyndham Hotels & Resorts, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 1.75%, 5.39%, 5/24/2030 (a)	231,607	232,126
		18,952,737
MACHINERY — 0.6%
Allison Transmission, Inc. 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.38%, 1/2/2033 (a)	414,904	414,991
Arcline FM Holdings LLC 2025 1st Lien Term Loan 6 mo. USD Term SOFR + 2.75%, 6.60%, 6/23/2030 (a)	312,782	314,216
Chart Industries, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.18%, 3/15/2030 (a)	111,596	111,736
Pro Mach Group, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 10/15/2032 (a)	5,921,074	5,932,679
TK Elevator Midco GmbH:
2025 USD Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (a)	24,290,524	24,424,608
See accompanying notes to financial statements.
30

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2026 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 4/30/2030 (a)	$1,904,364	$1,914,781
		33,113,011
MACHINERY-CONSTRUCTION & MINING — 0.1%
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 5.62%, 1/27/2031 (a)	5,909,813	5,911,645
MEDIA — 2.2%
Cengage Learning, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.64%, 3/24/2031 (a)	6,158,328	6,102,719
DirecTV Financing LLC:
2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/2/2029 (a)	7,684,813	7,737,684
2025 Term Loan B (b)	3,888,903	3,905,256
Discovery Global Holdings, Inc. 2026 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/3/2033 (a)	90,833,935	90,972,002
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 6.73%, 12/1/2028 (a)	2,608,673	2,612,430
McGraw-Hill Global Education Holdings LLC 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 8/6/2031 (a)	343,872	345,877
Nexstar Broadcasting, Inc. 2025 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/28/2032 (a)	3,821,263	3,787,827
Radiate Holdco LLC 2025 FLFO Term Loan 1 mo. USD Term SOFR + 5.11%, 8.87%, 9/25/2029 (a)	31,780	28,647
		115,492,442
MISCELLANEOUS MANUFACTURER — 0.0% *
CoorsTek, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 10/28/2032 (a)	225,328	226,033
PERSONAL PRODUCTS — 0.3%
Opal Bidco SAS 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.23%, 4/28/2032 (a)	16,547,401	16,556,254
Security Description	Principal Amount	Value
Prestige Brands, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.62%, 6/13/2033 (a)	$134,443	$134,738
		16,690,992
PHARMACEUTICALS — 2.4%
Elanco Animal Health, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.37%, 10/31/2032 (a)	237,520	237,787
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.83%, 10/1/2027 (a)	113,890,814	112,372,650
Southern Veterinary Partners LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.16%, 12/4/2031 (a)	12,320,966	12,323,861
		124,934,298
PIPELINES — 0.6%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.68%, 12/6/2030 (a)	1,873,926	1,874,217
Colossus Acquireco LLC 2026 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.37%, 1/31/2033 (a)	91,777	91,299
CQP Holdco LP 2026 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.48%, 12/31/2032 (a)	1,200,000	1,194,696
GIP Pilot Acquisition Partners LP 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.64%, 5/19/2033 (a)	558,248	558,945
WhiteWater Matterhorn Holdings LLC 2026 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.50%, 6/16/2032 (a)	27,006,183	26,854,273
		30,573,430
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 1/31/2031 (a)	614,534	614,381
Starwood Property Trust, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 9/24/2032 (a)	1,136,925	1,136,498
		1,750,879
See accompanying notes to financial statements.
31

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
RETAIL — 7.0%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 5.39%, 9/20/2030 (a)	$902,648	$902,274
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (a)	2,316,890	2,327,988
EG America LLC 2026 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (a)	14,462,078	14,532,146
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/23/2032 (a)	65,011,226	65,295,650
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 6/11/2031 (a)	15,405,436	15,370,543
IRB Holding Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/16/2030 (a)	21,392,356	21,889,047
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 6.89%, 7/21/2028 (a)	8,759	8,787
Michaels Cos., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.73%, 3/15/2033 (a)	63,141,339	62,959,807
Peer Holding III BV:
2025 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.98%, 10/14/2032 (a)	11,563,001	11,585,896
2025 USD Term Loan B4B 3 mo. USD Term SOFR + 2.50%, 6.23%, 10/28/2030 (a)	908,518	911,471
2025 USD Term Loan B5B 3 mo. USD Term SOFR + 2.50%, 6.23%, 7/1/2031 (a)	6,139,673	6,159,627
Petco Health & Wellness Co., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.98%, 2/3/2031 (a)	29,448,195	29,138,400
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.65%, 8/18/2032 (a)	21,120,191	21,124,626
Security Description	Principal Amount	Value
Raising Cane's Restaurants LLC:
2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 9/18/2031 (a)	$613,611	$612,141
2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 11/3/2032 (a)	7,099,174	7,077,735
2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.61%, 6/6/2033 (a)	6,839,506	6,809,583
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 6.99%, 10/20/2028 (a)	949,217	936,763
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.26%, 10/20/2028 (a)	30,951,346	30,164,718
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.63%, 7/15/2031 (a)	5,102,448	5,125,843
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 9.41%, 9/4/2029 (a)	45,217,891	42,123,178
Tacala LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 1/31/2031 (a)	2,310,524	2,315,423
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/3/2028 (a)	6,486,866	6,485,828
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 10/19/2029 (a)	8,724,368	8,721,489
		362,578,963
SOFTWARE — 16.5%
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.16%, 5/8/2028 (a)	2,879,602	2,457,265
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.64%, 12/11/2028 (a)	5,125,041	5,008,319
Athenahealth Group, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.89%, 2/16/2032 (a)	55,039,900	54,537,661
See accompanying notes to financial statements.
32

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Avalara, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.23%, 3/26/2032 (a)	$11,783,536	$11,312,194
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 11/25/2031 (a)	59,768	58,212
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 4/25/2031 (a)	485,944	485,742
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 9.41%, 7/30/2032 (a)	39,850,234	34,287,739
2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 7/30/2031 (a)	35,344,233	31,946,062
Cast & Crew Payroll LLC 2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.75%, 7.41%, 12/29/2028 (a)	42,087,627	16,519,393
Cloud Software Group, Inc.:
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 6.98%, 3/21/2031 (a)	50,133,083	44,117,113
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 6.98%, 8/13/2032 (a)	54,027,572	46,917,003
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.49%, 10/8/2028 (a)	19,389,526	15,134,204
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.26%, 6/2/2028 (a)	61,380,681	60,766,874
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.37%, 5/1/2031 (a)	60,771,604	55,739,108
2025 2nd Amendment Term Loan 1 mo. USD Term SOFR + 2.75%, 6.37%, 3/26/2032 (a)	11,863,776	10,799,773
Cvent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.48%, 6/17/2030 (a)	15,154,706	14,574,356
Dayforce, Inc. 2026 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (a)	82,696,931	75,644,537
Security Description	Principal Amount	Value
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 8/6/2032 (a)	$900,259	$881,129
ECI Macola Max Holding LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.48%, 5/9/2030 (a)	56,354	53,724
Electronic Arts, Inc. USD Term Loan B (b)	50,801,942	50,984,321
EP Purchaser LLC:
2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.28%, 11/6/2028 (a)	4,981,698	3,243,085
2023 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.28%, 11/6/2028 (a)	5,995,670	3,903,181
Epicor Software Corp. 2024 Term Loan F 1 mo. USD Term SOFR + 2.75%, 6.39%, 5/30/2031 (a)	3,061,305	2,932,731
EverCommerce, Inc. Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.89%, 7/7/2031 (a)	947,151	904,823
Finastra USA, Inc. 2025 USD Term Loan 6 mo. USD Term SOFR + 4.00%, 7.75%, 9/15/2032 (a)	82,396,488	76,175,553
Instructure Holdings, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 11/13/2031 (a)	88,538	83,018
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.41%, 6/1/2029 (a)	11,362,219	5,027,782
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.18%, 6/1/2029 (a)	7,727,910	1,387,817
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.41%, 12/5/2031 (a)	800,988	753,930
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.91%, 7/3/2031 (a)	7,668,941	7,442,094
Metropolis Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 5.25%, 8.92%, 11/3/2032 (a)	9,358,097	9,229,423
See accompanying notes to financial statements.
33

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Mitchell International, Inc. 2026 Add-on Term Loan 1 mo. USD Term SOFR + 3.00%, 6.64%, 6/17/2031 (a)	$55,330,217	$52,830,398
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.25%, 7.91%, 7/1/2031 (a)	10,641,159	9,859,034
PointClickCare Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.41%, 11/3/2031 (a)	3,264,370	3,255,931
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 10/26/2030 (a)	14,463,785	10,565,795
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 8.73%, 5/9/2033 (a)	6,264,695	3,534,353
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 6.48%, 7/16/2031 (a)	2,233,416	2,178,854
Quartz Acquireco LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/28/2030 (a)	587,708	492,940
Relativity ODA LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.39%, 1/30/2033 (a)	154,171	150,895
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.39%, 11/28/2028 (a)	40,693,182	38,764,121
SolarWinds Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 7.67%, 4/16/2032 (a)	4,749,170	3,989,303
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/9/2031 (a)	1,483,701	1,482,469
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.91%, 2/10/2031 (a)	80,602,981	76,096,468
VS Buyer LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.91%, 4/12/2031 (a)	9,334,485	9,010,112
Security Description	Principal Amount	Value
Waystar Technologies, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.64%, 10/22/2029 (a)	$5,821,136	$5,813,860
		861,332,699
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,516,067,227)		4,419,284,065
ASSET-BACKED SECURITIES — 3.9%
OTHER ABS — 3.9%
1988 CLO 3 Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 6.25%, 9.92%, 10/15/2040 (a)(c)	2,000,000	1,990,068
1988 CLO 7 Ltd. Series 2026-7A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.03%, 4/15/2039 (a)(c)	1,000,000	1,006,181
AGL CLO 15 Ltd. Series 2021-15A, Class ER, 3 mo. USD Term SOFR + 4.95%, 8.63%, 1/20/2039 (a)(c)	4,000,000	3,779,044
AGL CLO 46 Ltd. Series 2025-46A, Class E, 3 mo. USD Term SOFR + 4.75%, 8.42%, 1/22/2039 (a)(c)	2,000,000	1,966,868
Allegro CLO XIV Ltd. Series 2021-2A, Class D1R, 3 mo. USD Term SOFR + 2.95%, 6.62%, 10/15/2038 (a)(c)	5,000,000	5,019,700
Apidos CLO XXXIV Series 2020-34A, Class ER2, 3 mo. USD Term SOFR + 4.80%, 8.48%, 1/20/2039 (a)(c)	1,500,000	1,501,395
Apidos CLO XXXVI Series 2021-36A, Class ER, 3 mo. USD Term SOFR + 4.75%, 8.43%, 1/20/2039 (a)(c)	5,000,000	4,996,300
ARES Loan Funding I Ltd. Series 2021-ALFA, Class ER, 3 mo. USD Term SOFR + 5.10%, 8.77%, 4/15/2039 (a)(c)	3,000,000	2,913,657
ARES LXX CLO Ltd.:
Series 2023-70A, Class D1AR, 3 mo. USD Term SOFR + 2.60%, 6.27%, 1/25/2039 (a)(c)	1,000,000	999,948
See accompanying notes to financial statements.
34

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2023-70A, Class D1BR, 3 mo. USD Term SOFR + 3.05%, 6.72%, 1/25/2039 (a)(c)	$1,000,000	$980,534
Series 2023-70A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.17%, 1/25/2039 (a)(c)	1,500,000	1,436,418
Arini U.S. CLO IV Ltd. Series 4A, Class E, 3 mo. USD Term SOFR + 5.60%, 9.27%, 1/15/2039 (a)(c)	1,000,000	1,005,622
Bain Capital Credit CLO Ltd.:
Series 2019-4A, Class DRR, 3 mo. USD Term SOFR + 2.90%, 6.57%, 4/23/2035 (a)(c)	2,500,000	2,429,120
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.25%, 8.92%, 10/24/2038 (a)(c)	1,500,000	1,450,805
Ballyrock CLO 25 Ltd. Series 2023-25A, Class DR, 3 mo. USD Term SOFR + 4.80%, 8.47%, 1/25/2038 (a)(c)	3,000,000	2,826,636
Barings CLO Ltd.:
Series 2022-1A, Class D1R, 3 mo. USD Term SOFR + 2.80%, 6.47%, 1/15/2039 (a)(c)	1,000,000	1,001,460
Series 2022-1A, Class D2R, 3 mo. USD Term SOFR + 3.25%, 6.92%, 1/15/2039 (a)(c)	1,000,000	964,823
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.25%, 9.92%, 1/15/2039 (a)(c)	2,000,000	1,986,126
Bayswater Park CLO Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 4.70%, 8.38%, 1/20/2039 (a)(c)	3,000,000	2,845,860
BBAM U.S. CLO IV Ltd. Series 2024-4A, Class D, 3 mo. USD Term SOFR + 6.25%, 9.92%, 7/15/2039 (a)(c)	2,000,000	2,000,000
BBAM U.S. CLO V Ltd. Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/25/2038 (a)(c)	2,000,000	2,002,014
Bear Mountain Park CLO Ltd. Series 2022-1A, Class DR, 3 mo. USD Term SOFR + 3.10%, 6.77%, 7/15/2037 (a)(c)	2,000,000	1,928,732
Security Description	Principal Amount	Value
Belmont Park CLO Ltd. Series 2024-1A, Class D, 3 mo. USD Term SOFR + 3.60%, 7.27%, 4/15/2037 (a)(c)	$3,000,000	$2,932,674
Benefit Street Partners CLO XXXV Ltd. Series 2024-35AR, Class D1R, 3 mo. USD Term SOFR + 2.65%, 6.27%, 7/25/2039 (a)(c)	3,000,000	3,007,755
Bethpage Park CLO Ltd. Series 2021-1A, Class D, 3 mo. USD Term SOFR + 3.21%, 6.88%, 10/15/2036 (a)(c)	5,000,000	4,749,375
Birch Grove CLO 4 Ltd. Series 2022-4A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.17%, 7/15/2037 (a)(c)	4,000,000	4,005,684
Blueberry Park CLO Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.03%, 10/20/2037 (a)(c)	2,125,000	2,045,869
Broad River BSL Funding CLO Ltd. Series 2020-1AR, Class DBR2, 3 mo. USD Term SOFR - 3.20%, Zero Coupon, 7/20/2039 (a)(c)(d)	5,000,000	4,999,830
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class D2R3, 3 mo. USD Term SOFR + 2.95%, 6.62%, 4/20/2039 (a)(c)	5,000,000	4,855,740
Series 2021-7A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 6.67%, 4/15/2040 (a)(c)	5,300,000	5,293,004
Series 2019-3A, Class ER3, 3 mo. USD Term SOFR + 4.95%, 8.62%, 4/20/2039 (a)(c)	2,500,000	2,412,472
CarVal CLO IX-C Ltd. Series 2024-1A, Class DR, 3 mo. USD Term SOFR + 3.15%, 6.81%, 4/20/2037 (a)(c)	1,500,000	1,499,939
CarVal CLO VC Ltd. Series 2021-2A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 6.62%, 7/15/2039 (a)(c)	1,500,000	1,502,732
See accompanying notes to financial statements.
35

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CarVal CLO VI-C Ltd.:
Series 2022-1A, Class D2R, 3 mo. USD Term SOFR + 3.10%, 6.77%, 3/21/2038 (a)(c)	$6,000,000	$5,799,072
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.10%, 9.77%, 3/21/2038 (a)(c)	3,750,000	3,692,737
CarVal CLO X-C Ltd. Series 2024-2A, Class D1, 3 mo. USD Term SOFR + 2.95%, 6.63%, 7/20/2037 (a)(c)	4,000,000	4,004,840
CBAMR Ltd. Series 2020-13A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 6.72%, 4/20/2039 (a)(c)	5,000,000	5,016,200
Eldridge CLO Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 5.30%, 8.98%, 10/20/2038 (a)(c)	2,525,000	2,530,305
Elmwood CLO 17 Ltd. Series 2022-4AR, Class DBR2, 3 mo. USD Term SOFR - 3.15%, Zero Coupon, 7/17/2039 (a)(c)(d)	3,650,000	3,649,876
Elmwood CLO 37 Ltd. Series 2024-13A, Class F, 3 mo. USD Term SOFR + 7.25%, 10.93%, 1/17/2038 (a)(c)	2,500,000	2,337,532
Elmwood CLO 41 Ltd. Series 2025-4A, Class F, 3 mo. USD Term SOFR + 7.50%, 11.18%, 7/17/2038 (a)(c)	1,000,000	983,296
Elmwood CLO 42 Ltd. Series 2025-5A, Class F, 3 mo. USD Term SOFR + 7.50%, 11.18%, 3/31/2038 (a)(c)	2,300,000	2,214,656
Galaxy 32 CLO Ltd. Series 2023-32A, Class ER, 3 mo. USD Term SOFR + 5.85%, 9.53%, 1/20/2039 (a)(c)	1,370,000	1,368,124
Greenacre Park CLO LLC Series 2021-2A, Class D1R, 3 mo. USD Term SOFR + 3.10%, 6.78%, 7/20/2038 (a)(c)	3,000,000	2,917,965
HPS Loan Management Ltd. Series 2024-19A, Class D1R, 3 mo. USD Term SOFR + 2.75%, 6.39%, 4/15/2037 (a)(c)	1,000,000	996,439
Security Description	Principal Amount	Value
Magnetite XLVIII Ltd. Series 2025-48A, Class E, 3 mo. USD Term SOFR + 4.85%, 8.52%, 10/15/2038 (a)(c)	$2,000,000	$2,001,478
Magnetite XXXV Ltd. Series 2022-35A, Class ERR, 3 mo. USD Term SOFR + 4.80%, 8.47%, 1/25/2039 (a)(c)	1,250,000	1,230,234
Meacham Park CLO Ltd.:
Series 2024-1A, Class D, 3 mo. USD Term SOFR + 2.90%, 6.58%, 10/20/2037 (a)(c)	3,000,000	2,896,827
Series 2024-1A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.03%, 10/20/2037 (a)(c)	1,000,000	937,422
MidOcean Credit CLO XIII Ltd. Series 2023-13A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.67%, 1/21/2039 (a)(c)	5,000,000	4,760,620
MidOcean Credit CLO XIV Ltd. Series 2024-14A, Class ER, 3 mo. USD Term SOFR + 6.14%, 9.85%, 4/15/2037 (a)(c)	1,000,000	979,697
MidOcean Credit CLO XIX Series 2025-19AR, Class D1BR, 3 mo. USD Term SOFR + 3.25%, 6.89%, 7/20/2039 (a)(c)	1,500,000	1,500,000
MidOcean Credit CLO XV Ltd. Series 2024-15A, Class D, 3 mo. USD Term SOFR + 3.35%, 7.02%, 7/21/2037 (a)(c)	1,000,000	996,383
MidOcean Credit CLO XXII Series 2026-22A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 4/20/2039 (a)(c)	1,500,000	1,481,976
Neuberger Berman Loan Advisers CLO 61 Ltd. Series 2025-61A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.58%, 7/17/2039 (a)(c)	1,250,000	1,251,300
New Mountain CLO 3 Ltd. Series CLO-3A, Class D1R, 3 mo. USD Term SOFR + 2.95%, 6.63%, 10/20/2038 (a)(c)	1,000,000	997,271
See accompanying notes to financial statements.
36

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Oaktree CLO Ltd. Series 2024-25AR, Class DR, 3 mo. USD Term SOFR + 2.70%, 6.33%, 4/20/2039 (a)(c)	$3,000,000	$2,966,064
Orchard Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 6.63%, 10/20/2037 (a)(c)	2,000,000	1,987,596
Orion CLO Ltd. Series 2023-2A, Class ER, 3 mo. USD Term SOFR + 6.00%, 9.67%, 1/25/2037 (a)(c)	1,000,000	987,416
Palmer Square CLO Ltd.:
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 4.85%, 8.53%, 1/20/2039 (a)(c)	9,250,000	9,027,066
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.20%, 8.88%, 10/20/2038 (a)(c)	1,000,000	970,300
Peace Park CLO Ltd. Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 2.70%, 6.38%, 10/20/2038 (a)(c)	4,000,000	3,799,248
Pikes Peak CLO 16 Ltd. Series 2024-16A, Class D1R, 3 mo. USD Term SOFR + 2.75%, 6.53%, 7/25/2039 (a)(c)	1,000,000	1,000,035
Post CLO Ltd. Series 2024-1A, Class D1R, 3 mo. USD Term SOFR + 2.80%, 6.41%, 3/30/2039 (a)(c)	1,000,000	1,001,385
Rad CLO 20 Ltd. Series 2023-20A, Class DR, 3 mo. USD Term SOFR + 6.40%, 10.08%, 7/20/2040 (a)(c)	2,500,000	2,422,732
Regatta VI Funding Ltd. Series 2016-1A, Class FR3, 3 mo. USD Term SOFR + 8.41%, 12.09%, 10/20/2038 (a)(c)	1,000,000	873,305
Regatta XIX Funding Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 8.93%, 10/20/2038 (a)(c)	1,062,500	1,034,248
Regatta XXII Funding Ltd.:
Series 2022-2A, Class D1R2, 3 mo. USD Term SOFR + 2.60%, 6.27%, 1/15/2039 (a)(c)	1,000,000	1,001,465
Security Description	Principal Amount	Value
Series 2022-2A, Class D2R2, 3 mo. USD Term SOFR + 3.05%, 6.72%, 1/15/2039 (a)(c)	$1,000,000	$983,373
Series 2022-2A, Class ER2, 3 mo. USD Term SOFR + 5.75%, 9.42%, 1/15/2039 (a)(c)	3,000,000	2,950,371
RIN XIII LLC Series 2026-1A, Class D, 3 mo. USD Term SOFR + 2.85%, 6.51%, 4/15/2039 (a)(c)	3,000,000	3,002,673
RR 7 Ltd. Series 2019-7A, Class D1B, 3 mo. USD Term SOFR + 6.50%, 10.17%, 1/15/2037 (a)(c)	2,000,000	1,943,082
Sixth Street CLO XI Ltd. Series 2018-11A, Class DR2, 3 mo. USD Term SOFR + 3.15%, 6.80%, 4/25/2037 (a)(c)	5,000,000	5,011,175
Sixth Street CLO XXII Ltd. Series 2023-22A, Class D1R, 3 mo. USD Term SOFR + 2.65%, 6.32%, 4/21/2038 (a)(c)	1,000,000	986,906
Symphony CLO 43 Ltd. Series 2024-43A, Class D1R, 3 mo. USD Term SOFR + 2.90%, 6.53%, 4/15/2037 (a)(c)	4,400,000	4,417,855
Trestles CLO V Ltd. Series 2021-5AR, Class D1R2, 3 mo. USD Term SOFR - 2.60%, Zero Coupon, 7/20/2039 (a)(c)(d)	3,000,000	3,000,000
Trestles CLO VIII Ltd. Series 2025-8A, Class D1R, 3 mo. USD Term SOFR + 2.60%, 6.30%, 7/20/2039 (a)(c)	3,000,000	2,995,527
Trestles CLO X Ltd. Series 2026-10A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 4/20/2039 (a)(c)	1,500,000	1,466,321
Trinitas CLO XXI Ltd. Series 2022-21A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.18%, 4/20/2038 (a)(c)	1,000,000	955,840
Vibrant CLO IV-R Ltd. Series 2024-4RA, Class D1, 3 mo. USD Term SOFR + 3.75%, 7.43%, 10/20/2037 (a)(c)	5,000,000	5,000,250
See accompanying notes to financial statements.
37

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Warwick Capital CLO 3 Ltd. Series 2024-3AR, Class D1BR, 3 mo. USD Term SOFR + 3.30%, 6.99%, 7/20/2039 (a)(c)	$3,000,000	$2,999,526
Whitebox CLO V Ltd. Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.25%, 8.93%, 7/20/2038 (a)(c)	2,190,000	2,194,284
		203,858,678
TOTAL ASSET-BACKED SECURITIES (Cost $206,258,876)		203,858,678

	Shares
COMMON STOCKS — 0.6%
ELECTRICAL EQUIPMENT — 0.1%
Luxco Co. Ltd. (e) (f)	280,944	5,619,773
ENTERTAINMENT — 0.5%
Cineworld Group PLC (e) (f)	993,581	24,451,035
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
Envision Healthcare Corp. (e) (f)	154,531	2,950,615
TOTAL COMMON STOCKS (Cost $29,949,264)		33,021,423

	Principal Amount
CORPORATE BONDS & NOTES — 8.4%
ADVERTISING — 0.1%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (c)	$1,167,273	1,040,215
Lamar Media Corp.:
3.75%, 2/15/2028	1,000,000	980,750
4.00%, 2/15/2030	6,000	5,742
Stagwell Global LLC 5.63%, 8/15/2029 (c)	3,871,000	3,734,199
		5,760,906
AEROSPACE & DEFENSE — 0.0% *
TransDigm, Inc. 6.38%, 3/1/2029 (c)	2,104,000	2,137,159
AIRLINES — 0.1%
Alaska Airlines, Inc. 6.50%, 6/1/2031 (c)	1,870,000	1,879,144
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	4,381,000	3,973,392
WestJet Airlines Ltd. 8.00%, 2/14/2031 (c)	418,000	419,505
		6,272,041
Security Description	Principal Amount	Value
APPAREL — 0.0% *
Crocs, Inc. 4.25%, 3/15/2029 (c)	$880,000	$853,926
William Carter Co. 7.38%, 2/15/2031 (c)	1,000,000	1,034,760
		1,888,686
AUTO MANUFACTURERS — 0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	600,000	616,986
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (c)	1,256,000	1,169,600
Wabash National Corp. 4.50%, 10/15/2028 (c)	1,500,000	1,395,195
		3,181,781
AUTO PARTS & EQUIPMENT — 0.2%
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	2,131,000	2,152,928
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (c)	96,000	96,080
6.38%, 4/15/2034 (c)	384,000	383,124
Dorman Products, Inc. 6.25%, 6/15/2034 (c)	142,000	143,576
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (c)	2,539,000	2,664,884
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	730,000	697,705
6.63%, 7/15/2030	196,000	189,185
8.88%, 7/15/2032	1,613,000	1,626,904
ZF North America Capital, Inc.:
6.88%, 4/23/2032 (c)	910,000	895,231
7.50%, 3/24/2031 (c)	620,000	624,284
		9,473,901
CHEMICALS — 0.2%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (c)	3,000	2,863
Chemours Co.:
7.88%, 3/15/2034 (c)	1,883,000	1,892,471
8.00%, 1/15/2033 (c)	2,395,000	2,424,770
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (c)	517,000	485,954
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	362,000	345,855
Olin Corp. 6.63%, 4/1/2033 (c)	455,000	449,549
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.13%, 7/15/2033 (c) (d)	780,000	781,030
See accompanying notes to financial statements.
38

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
WR Grace Holdings LLC 7.38%, 3/1/2031 (c)	$1,100,000	$1,104,554
		7,487,046
COAL — 0.0% *
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	1,880,000	1,778,273
COMMERCIAL SERVICES — 0.3%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	1,367,000	1,313,277
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 6/15/2032 (c)	2,113,000	2,127,706
Cimpress PLC 7.38%, 9/15/2032 (c)	1,961,000	1,983,434
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	300,000	310,104
Deluxe Corp. 8.00%, 6/1/2029 (c)	2,418,000	2,435,555
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (c)	1,438,000	1,043,571
Korn Ferry 4.63%, 12/15/2027 (c)	17,000	16,912
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	2,260,000	2,210,009
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	1,000,000	1,037,510
TriNet Group, Inc. 7.13%, 8/15/2031 (c)	1,630,000	1,639,160
		14,117,238
COMPUTERS — 0.0% *
Crane NXT Co. 4.20%, 3/15/2048	321,000	204,946
Science Applications International Corp. 4.88%, 4/1/2028 (c)	1,830,000	1,816,128
		2,021,074
CONSTRUCTION MATERIALS — 0.0% *
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (c)	350,000	346,479
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	950,000	1,001,680
		1,348,159
DISTRIBUTION & WHOLESALE — 0.0% *
Core & Main LP 6.00%, 7/1/2034 (c) (d)	549,000	551,377
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	670,000	685,484
		1,236,861
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc. 6.70%, 2/14/2033	$1,120,000	$1,155,314
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	309,000	325,813
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (c)	1,502,000	1,520,024
Azorra Finance Ltd. 6.25%, 2/15/2034 (c)	490,000	474,815
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (c)	3,022,000	3,092,110
Credit Acceptance Corp. 6.63%, 3/15/2030 (c)	2,520,000	2,528,492
CrossCountry Intermediate HoldCo LLC 6.75%, 12/1/2032 (c)	820,000	791,997
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (c)	2,698,000	2,727,786
6.63%, 6/1/2032 (c)	3,080,000	3,083,727
Enova International, Inc. 9.13%, 8/1/2029 (c)	2,907,000	3,038,949
Focus Financial Partners LLC 6.75%, 9/15/2031 (c)	650,000	656,279
Freedom Mortgage Holdings LLC:
7.88%, 4/1/2033 (c)	870,000	847,998
8.38%, 4/1/2032 (c)	555,000	564,618
Jane Street Group/JSG Finance, Inc.:
6.75%, 5/1/2033 (c)	844,000	867,227
7.13%, 4/30/2031 (c)	1,040,000	1,075,516
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/2031 (c)	780,000	767,988
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	350,000	367,731
Navient Corp.:
9.38%, 7/25/2030	3,458,000	3,512,671
11.50%, 3/15/2031	2,602,000	2,746,125
OneMain Finance Corp.:
6.75%, 3/15/2032	379,000	380,156
6.75%, 9/15/2033	1,596,000	1,580,678
7.88%, 3/15/2030	3,230,000	3,361,849
Osaic Holdings, Inc. 6.75%, 8/1/2032 (c)	850,000	851,700
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (c)	550,000	545,006
PennyMac Financial Services, Inc.:
6.75%, 2/15/2034 (c)	568,000	545,263
6.88%, 5/15/2032 (c)	15,000	14,681
7.13%, 11/15/2030 (c)	1,470,000	1,487,684
7.88%, 12/15/2029 (c)	360,000	374,274
PRA Group, Inc.:
5.00%, 10/1/2029 (c)	573,000	541,554
8.88%, 1/31/2030 (c)	1,583,000	1,633,561
See accompanying notes to financial statements.
39

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Rfna LP 7.88%, 2/15/2030 (c)	$90,000	$90,636
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (c)	562,000	577,876
Synchrony Financial 7.25%, 2/2/2033	2,204,000	2,298,838
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	480,000	497,779
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	750,000	696,532
UWM Holdings LLC:
6.25%, 3/15/2031 (c)	550,000	489,676
6.63%, 2/1/2030 (c)	370,000	344,418
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (c)	88,000	91,045
WS Escrow LLC 7.75%, 6/1/2033 (c)	299,000	306,846
		46,855,232
ELECTRIC — 0.0% *
Alpha Generation LLC 6.25%, 1/15/2034 (c)	860,000	846,257
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	359,000	342,949
		1,189,206
ELECTRONICS — 0.0% *
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	1,290,000	1,244,153
ENGINEERING & CONSTRUCTION — 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (c)	500,000	516,455
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (c)	1,590,000	1,649,720
Granite Construction, Inc. 6.38%, 6/15/2034 (c)	258,000	262,794
Tutor Perini Corp. 6.63%, 7/15/2033 (c) (d)	548,000	551,474
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 1/15/2034 (c)	619,000	620,257
		3,600,700
ENTERTAINMENT — 0.2%
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	2,337,000	2,314,799
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	207,000	206,565
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (c)	530,000	530,657
Security Description	Principal Amount	Value
Penn Entertainment, Inc. 6.75%, 4/1/2031 (c)	$540,000	$542,689
Pioneer Opco LLC 7.00%, 5/15/2033 (c)	66,000	67,236
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (c)	2,720,000	2,657,141
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 1/15/2032 (c)	4,235,000	4,361,965
Voyager Parent LLC 9.25%, 7/1/2032 (c)	826,000	873,462
		11,554,514
ENVIRONMENTAL CONTROL — 0.0% *
GFL Environmental, Inc. 4.00%, 8/1/2028 (c)	4,000	3,907
FOOD — 0.1%
B&G Foods, Inc.:
8.00%, 9/15/2028 (c)	3,411,000	3,417,481
11.00%, 6/15/2031 (c)	1,690,000	1,559,921
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (c)	640,000	645,664
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	219,000	205,306
6.50%, 3/15/2036 (c)	470,000	464,529
		6,292,901
GAS — 0.0% *
AmeriGas Partners LP/AmeriGas Finance Corp. 6.88%, 6/1/2031 (c)	760,000	768,816
HEALTH CARE SERVICES — 0.3%
Centene Corp.:
3.00%, 10/15/2030	3,360,000	3,038,146
3.38%, 2/15/2030	1,830,000	1,707,024
4.63%, 12/15/2029	1,439,000	1,401,643
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (c)	1,790,000	1,717,970
CHS/Community Health Systems, Inc. 6.13%, 4/1/2030 (c)	2,560,000	2,296,832
Encompass Health Corp. 5.88%, 6/1/2034 (c)	66,000	65,879
LifePoint Health, Inc.:
7.00%, 5/1/2034 (c)	400,000	383,200
8.38%, 2/15/2032 (c)	1,100,000	1,144,990
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	770,000	804,003
Select Medical Corp. 6.25%, 12/1/2032 (c)	120,000	116,626
		12,676,313
See accompanying notes to financial statements.
40

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
HOLDING COMPANIES-DIVERSIFIED — 0.0% *
Stena International SA:
7.25%, 1/15/2031 (c)	$580,000	$592,615
7.63%, 2/15/2031 (c)	20,000	20,650
		613,265
HOME BUILDERS — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 4/1/2030 (c)	120,000	113,885
6.88%, 8/1/2033 (c)	590,000	585,251
Beazer Homes USA, Inc. 7.50%, 3/15/2031 (c)	1,448,000	1,442,005
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (c)	820,000	763,174
Century Communities, Inc. 3.88%, 8/15/2029 (c)	3,880,000	3,702,529
LGI Homes, Inc. 7.00%, 11/15/2032 (c)	2,644,000	2,628,559
Mattamy Group Corp. 6.00%, 12/15/2033 (c)	690,000	663,283
Risewell Homes, Inc. 8.50%, 11/1/2030 (c)	600,000	612,300
		10,510,986
HOUSEHOLD PRODUCTS — 0.0% *
Edgewell Personal Care Co. 4.13%, 4/1/2029 (c)	180,000	174,083
HOUSEHOLD PRODUCTS & WARES — 0.0% *
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	2,158,000	2,008,602
HOUSEWARES — 0.1%
Central Garden & Pet Co. 4.13%, 10/15/2030	3,330,000	3,174,822
INSURANCE — 0.2%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (c)	1,556,000	1,475,368
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 1/15/2031 (c)	1,840,000	1,869,697
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	590,000	597,623
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (c)	2,084,000	2,108,133
8.38%, 2/1/2034 (c)	1,000,000	926,770
Security Description	Principal Amount	Value
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 2/15/2031 (c)	$960,000	$929,866
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (c)	670,000	684,338
Nassau Cos., of New York 7.88%, 7/15/2030 (c)	511,000	488,403
		9,080,198
INTERNET — 0.0% *
Cars.com, Inc. 6.38%, 11/1/2028 (c)	910,000	902,647
Gen Digital, Inc. 6.25%, 4/1/2033 (c)	120,000	118,259
Match Group Holdings II LLC:
3.63%, 10/1/2031 (c)	870,000	781,243
4.13%, 8/1/2030 (c)	220,000	206,932
Ziff Davis, Inc. 4.63%, 10/15/2030 (c)	220,000	206,780
		2,215,861
INVESTMENT COMPANY SECURITIES — 0.2%
FS KKR Capital Corp.:
6.13%, 1/15/2030	1,590,000	1,549,710
6.88%, 8/15/2029	4,850,000	4,856,887
7.88%, 1/15/2029	347,000	355,980
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	1,891,000	1,614,479
9.00%, 6/15/2030	1,080,000	1,007,305
9.75%, 1/15/2029	130,000	127,396
10.00%, 11/15/2029 (c)	2,082,000	2,054,164
		11,565,921
IRON/STEEL — 0.2%
Cleveland-Cliffs, Inc. 6.75%, 4/15/2030 (c)	5,655,000	5,654,095
Mineral Resources Ltd. 7.00%, 4/1/2031 (c)	4,588,000	4,752,159
		10,406,254
IT SERVICES — 0.1%
Everforth, Inc. 4.63%, 5/15/2028 (c)	796,000	737,494
Pitney Bowes, Inc. 7.25%, 3/15/2029 (c)	1,050,000	1,061,550
Seagate Data Storage Technology Pte. Ltd.:
5.75%, 12/1/2034 (c)	1,609,000	1,642,113
9.63%, 12/1/2032 (c)	41,000	45,256
Unisys Corp. 10.63%, 1/15/2031 (c)	960,000	903,312
		4,389,725
See accompanying notes to financial statements.
41

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
LEISURE TIME — 0.0% *
Gaia Purchaser, Inc. 7.63%, 7/15/2033 (c) (d)	$655,000	$662,519
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	18,000	17,688
		680,207
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (c)	96,000	97,106
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (c)	2,772,000	2,705,111
Travel & Leisure Co. 4.63%, 3/1/2030 (c)	653,000	631,719
		3,433,936
MACHINERY-DIVERSIFIED — 0.0% *
Mueller Water Products, Inc. 4.00%, 6/15/2029 (c)	750,000	725,587
MEDIA — 0.4%
AMC Global Media, Inc. 10.50%, 7/15/2032 (c)	4,090,000	4,203,579
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
9.25%, 6/1/2032 (c)	700,000	710,997
10.00%, 2/15/2031 (c)	1,311,000	1,361,788
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	2,161,000	1,936,386
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (c)	500,000	474,915
Gray Media, Inc.:
4.75%, 10/15/2030 (c)	1,712,000	1,230,260
5.38%, 11/15/2031 (c)	1,100,000	737,847
iHeartCommunications, Inc. 10.88%, 5/1/2030 (c)	354,313	306,481
Paramount Global:
4.95%, 1/15/2031	1,008,000	937,369
5.50%, 5/15/2033	440,000	393,004
6.88%, 4/30/2036	1,176,000	1,104,711
7.88%, 7/30/2030	172,000	180,595
Sirius XM Radio LLC 4.13%, 7/1/2030 (c)	2,412,000	2,269,788
Univision Communications, Inc.:
8.50%, 7/31/2031 (c)	840,000	843,965
8.88%, 4/15/2033 (c)	890,000	876,579
9.38%, 8/1/2032 (c)	300,000	304,959
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (c)	1,100,000	937,640
VZ Secured Financing BV 7.50%, 1/15/2033 (c)	1,345,000	1,289,882
		20,100,745
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% *
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (c)	$1,310,000	$1,368,596
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	280,000	273,336
		1,641,932
MINING — 0.1%
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,233,000	1,299,200
PLS Group Ltd. 6.88%, 5/1/2031 (c)	2,254,000	2,309,628
		3,608,828
OFFICE FURNISHINGS — 0.0% *
HNI Corp. 5.13%, 1/18/2029 (c)	1,322,000	1,302,738
OIL & GAS — 0.8%
California Resources Corp. 7.00%, 1/15/2034 (c)	2,176,000	2,147,973
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 2/15/2031 (c)	230,000	243,122
Caturus Energy LLC 7.13%, 5/15/2031 (c)	690,000	682,610
CNX Resources Corp. 5.88%, 3/1/2034 (c)	146,000	141,947
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (c)	83,000	82,473
7.63%, 4/1/2032 (c)	1,260,000	1,269,110
8.38%, 1/15/2034 (c)	1,004,000	1,034,020
CVR Energy, Inc.:
7.50%, 2/15/2031 (c)	130,000	129,380
7.88%, 2/15/2034 (c)	2,125,000	2,102,326
EnQuest PLC 9.88%, 4/30/2031 (c)	2,056,000	2,098,621
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	2,409,000	2,459,107
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.88%, 5/15/2034 (c)	250,000	243,157
7.25%, 2/15/2035 (c)	900,000	885,852
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (c)	1,320,000	1,365,395
Kraken Oil & Gas Partners LLC:
7.13%, 5/15/2031 (c)	566,000	553,627
7.63%, 8/15/2029 (c)	70,000	70,647
Murphy Oil Corp. 6.50%, 2/15/2034	1,303,000	1,290,556
Nabors Industries, Inc.:
7.63%, 11/15/2032 (c)	1,970,000	2,014,758
8.88%, 8/15/2031 (c)	2,693,000	2,765,738
See accompanying notes to financial statements.
42

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Par Petroleum LLC 7.38%, 6/1/2034 (c)	$873,000	$884,096
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/1/2034 (c)	1,667,000	1,650,580
7.88%, 9/15/2030 (c)	1,060,000	1,079,790
9.88%, 3/15/2030 (c)	1,973,000	2,110,242
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (c)	1,068,000	1,113,102
SM Energy Co.:
6.63%, 4/15/2034 (c)	221,000	217,572
6.75%, 8/1/2029 (c)	1,132,000	1,152,353
Sunoco LP:
4.50%, 10/1/2029 (c)	58,000	56,368
4.63%, 5/1/2030 (c)	1,930,000	1,865,770
5.88%, 3/15/2034 (c)	70,000	68,904
6.63%, 8/15/2032 (c)	1,740,000	1,769,093
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,139,000	1,113,384
Talos Production, Inc. 9.38%, 2/1/2031 (c)	2,595,000	2,725,554
Transocean International Ltd.:
7.50%, 4/15/2031	1,614,000	1,630,431
8.25%, 5/15/2029 (c)	1,952,000	2,015,694
8.50%, 5/15/2031 (c)	110,000	114,159
		41,147,511
OIL & GAS SERVICES — 0.3%
Kodiak Gas Services LLC 5.88%, 4/1/2031 (c)	4,868,000	4,878,174
SESI LLC 7.88%, 9/30/2030 (c)	580,000	589,367
Star Holding LLC 8.75%, 8/1/2031 (c)	470,000	471,631
TGS ASA 8.50%, 1/15/2030 (c)	100,000	104,950
Tidewater, Inc. 9.13%, 7/15/2030 (c)	2,318,000	2,481,234
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (c)	672,000	666,718
7.13%, 3/15/2029 (c)	2,623,000	2,687,263
Viridien 10.00%, 10/15/2030 (c)	1,087,000	1,153,427
		13,032,764
PACKAGING & CONTAINERS — 0.1%
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (c)	1,829,000	1,867,354
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (c)	700,000	699,769
6.75%, 4/15/2032 (c)	123,000	119,398
6.88%, 1/15/2030 (c)	500,000	499,995
Security Description	Principal Amount	Value
TriMas Corp. 4.13%, 4/15/2029 (c)	$2,060,000	$1,983,636
		5,170,152
PHARMACEUTICALS — 0.1%
Adapthealth LLC:
4.63%, 8/1/2029 (c)	1,567,000	1,513,142
5.13%, 3/1/2030 (c)	1,544,000	1,497,062
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (c)	2,220,000	2,078,986
7.75%, 5/1/2033 (c)	979,000	991,365
		6,080,555
PIPELINES — 0.4%
Buckeye Partners LP:
4.50%, 3/1/2028 (c)	920,000	910,920
6.75%, 2/1/2030 (c)	20,000	20,656
6.88%, 7/1/2029 (c)	170,000	173,718
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.88%, 6/1/2034 (c)	800,000	797,240
7.38%, 6/30/2033 (c)	2,751,000	2,805,992
Excelerate Energy LP 8.00%, 5/15/2030 (c)	580,000	611,842
Genesis Energy LP/Genesis Energy Finance Corp. 6.75%, 3/15/2034	984,000	976,531
Hess Midstream Operations LP:
4.25%, 2/15/2030 (c)	3,730,000	3,598,518
5.88%, 3/1/2028 (c)	1,255,000	1,263,923
6.50%, 6/1/2029 (c)	5,000	5,097
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%, 2/15/2032 (c)	4,701,000	4,895,809
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	2,340,000	2,443,077
Venture Global LNG, Inc. 6.38%, 12/15/2034 (c)	601,000	590,573
		19,093,896
REAL ESTATE — 0.1%
Five Point Operating Co. LP 8.00%, 10/1/2030 (c)	500,000	512,000
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	1,370,000	1,323,667
4.38%, 2/1/2031 (c)	745,000	704,547
5.88%, 3/1/2032 (c)	319,000	316,556
		2,856,770
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Arbor Realty SR, Inc. 8.50%, 12/15/2028 (c)	412,000	407,357
See accompanying notes to financial statements.
43

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Diversified Healthcare Trust:
4.38%, 3/1/2031	$2,792,000	$2,555,657
4.75%, 2/15/2028	2,462,000	2,411,800
Hudson Pacific Properties LP:
3.25%, 1/15/2030	600,000	524,868
4.65%, 4/1/2029	1,133,000	1,072,339
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 8/1/2029	6,754,000	5,426,839
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	1,850,000	1,856,678
8.00%, 7/15/2030 (c)	2,796,000	2,787,332
RLJ Lodging Trust LP 4.00%, 9/15/2029 (c)	613,000	583,846
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (c)	1,614,000	1,606,511
6.50%, 7/1/2030 (c)	1,110,000	1,133,366
7.25%, 4/1/2029 (c)	289,000	298,511
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (c)	270,000	263,771
		20,928,875
RETAIL — 1.1%
1011778 BC ULC/New Red Finance, Inc.:
4.00%, 10/15/2030 (c)	278,000	262,551
4.38%, 1/15/2028 (c)	3,478,000	3,439,812
Academy Ltd. 5.88%, 5/15/2031 (c)	440,000	439,890
Arko Corp. 5.13%, 11/15/2029 (c)	98,000	90,573
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	2,718,000	2,672,338
6.13%, 5/1/2034 (c)	3,376,000	3,357,702
6.88%, 3/1/2032 (c)	791,000	812,642
Kohl's Corp. 5.55%, 7/17/2045	681,000	480,057
Men's Wearhouse LLC 9.00%, 2/1/2031 (c)	483,000	513,110
Michaels Cos., Inc.:
8.50%, 3/15/2033 (c)	3,458,000	3,423,212
11.00%, 3/15/2034 (c)	28,556,000	27,954,896
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (c)	213,000	199,230
Nordstrom, Inc. 4.38%, 4/1/2030	260,000	250,198
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (c)	1,109,000	1,109,255
QXO Building Products, Inc.:
6.50%, 7/15/2031 (c)	492,000	501,358
6.88%, 7/15/2034 (c)	586,000	601,535
Staples, Inc. 12.75%, 1/15/2030 (c)	7,146,543	5,469,750
Security Description	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%, 12/15/2035 (c)	$2,192,000	$2,120,146
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	2,254,000	2,185,771
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (c)	490,000	505,749
		56,389,775
SOFTWARE — 0.5%
Capstone Borrower, Inc. 8.00%, 6/15/2030 (c)	9,805,000	9,315,436
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (c)	800,000	776,536
6.63%, 8/15/2033 (c)	85,000	73,613
8.25%, 6/30/2032 (c)	2,380,000	2,228,299
CoreWeave, Inc. 9.00%, 2/1/2031 (c)	2,272,000	2,246,645
Elastic NV 4.13%, 7/15/2029 (c)	470,000	448,408
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	2,551,000	2,491,893
Open Text Corp. 3.88%, 12/1/2029 (c)	480,000	441,240
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	1,900,000	1,740,210
PTC, Inc. 4.00%, 2/15/2028 (c)	1,111,000	1,087,613
Twilio, Inc.:
3.63%, 3/15/2029	1,604,000	1,546,593
3.88%, 3/15/2031	1,506,000	1,421,077
		23,817,563
TELECOMMUNICATIONS — 0.3%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	964,000	967,249
APLD ComputeCo 3 LLC 7.00%, 6/15/2031 (c)	642,000	641,069
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	260,000	280,511
Ciena Corp. 4.00%, 1/31/2030 (c)	990,000	945,004
Core Scientific Finance I LLC 7.75%, 5/15/2031 (c)	1,268,000	1,285,574
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	670,000	671,213
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	1,617,000	1,614,817
SE Cosmos LLC 8.88%, 5/1/2031 (c)	640,000	657,971
Stingray Compute LLC 6.00%, 6/15/2031 (c)	350,000	350,809
See accompanying notes to financial statements.
44

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	$1,194,000	$1,177,141
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	1,548,000	1,535,786
Viasat, Inc.:
6.50%, 7/15/2028 (c)	1,341,000	1,337,366
7.50%, 5/30/2031 (c)	2,922,000	2,950,957
Vmed O2 U.K. Financing I PLC:
6.75%, 1/15/2033 (c)	1,090,000	922,118
7.75%, 4/15/2032 (c)	530,000	477,451
		15,815,036
TRANSPORTATION — 0.1%
Danaos Corp. 6.88%, 10/15/2032 (c)	1,870,000	1,931,878
RXO, Inc. 6.38%, 5/15/2031 (c)	1,505,000	1,529,502
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	586,000	577,163
		4,038,543
TOTAL CORPORATE BONDS & NOTES (Cost $434,227,892)		434,893,997
REPURCHASE AGREEMENTS — 1.9%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 2.000% due 11/15/2041, valued at $138,169,300); expected proceeds $106,326,833, 3.57%, 06/15/2027 (Cost $100,000,000)	100,000,000	100,000,000

	Shares
SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (g) (h) (Cost $158,600,555)	158,600,555	158,600,555
TOTAL INVESTMENTS — 102.6% (Cost $5,445,103,814)		5,349,658,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(136,761,180)
NET ASSETS — 100.0%		$5,212,897,538

(a)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 11.0% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	When-issued security.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $33,021,423, representing 0.6% of the Fund's net assets.

(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
45

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

At June 30, 2026, the Fund had unfunded loan commitments of $7,264,368, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Azuria Water Solutions, Inc.	1,048,343	1,047,599	(744)
Chicago U.S. Midco III LP	1,034,987	1,035,204	217
Hanger, Inc.	80,783	81,173	390
Kaman Corporation	224,400	224,303	(97)
Pinnacle Buyer LLC	55,502	55,675	173
Prestige Brands, Inc.	557,677	558,898	1,221
Pye-Barker Fire & Safety, LLC	1,245,862	1,249,151	3,289
Raven Acquisition Holdings LLC	2,663,330	2,631,476	(31,854)
U.S. Fertility Enterprises LLC	42,078	42,262	184
Watlow Electric Manufacturing Co.	311,406	311,537	131
	$7,264,368	$7,237,278	$(27,090)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$434,893,997	$—	$434,893,997
Asset-Backed Securities	—	203,858,678	—	203,858,678
Common Stocks	—	—	33,021,423	33,021,423
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	4,419,284,065	—	4,419,284,065
Short-Term Investment	158,600,555	—	—	158,600,555
TOTAL INVESTMENTS	$158,600,555	$5,158,036,740	$33,021,423	$5,349,658,718
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$5,605	$—	$5,605
Unfunded Loans - Unrealized Depreciation	—	(32,695)	—	(32,695)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(27,090)	$—	$(27,090)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	276,140,409	$276,140,409	$4,699,129,770	$4,816,669,624	$—	$—	158,600,555	$158,600,555	$13,136,972
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	State Street Blackstone High Income ETF	State Street Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$550,753,816	$5,091,058,163
Investments in affiliated issuers, at value	34,151,497	158,600,555
Repurchase agreements, at value and amortized cost	—	100,000,000
Total Investments	584,905,313	5,349,658,718
Cash	7,429,283	82,957,834
Receivable for investments sold	27,993,700	319,149,045
Receivable for fund shares sold	1,398,370	12,085,583
Dividends receivable — affiliated issuers	73,110	538,031
Interest receivable — unaffiliated issuers	5,915,414	20,186,165
Other receivable	—	15,768
TOTAL ASSETS	627,715,190	5,784,591,144
LIABILITIES
Payable for investments purchased	44,296,247	538,457,414
Payable for fund shares repurchased	—	30,200,238
Unrealized depreciation on unfunded loan commitments	1,532	27,090
Advisory fee payable	319,797	3,003,159
Trustees’ fees and expenses payable	153	3,069
Reverse repurchase agreements, at value (face value $12,635,207)	12,635,207	—
Accrued expenses and other liabilities	3,907	2,636
TOTAL LIABILITIES	57,256,843	571,693,606
NET ASSETS	$570,458,347	$5,212,897,538
NET ASSETS CONSIST OF:
Paid-in capital	$587,885,711	$6,673,308,143
Total distributable earnings (loss)	(17,427,364)	(1,460,410,605)
NET ASSETS	$570,458,347	$5,212,897,538
NET ASSET VALUE PER SHARE
Net asset value per share	$27.96	$40.29
Shares outstanding (unlimited amount authorized, $0.01 par value)	20,400,000	129,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$556,670,462	$5,186,503,259
Investments in affiliated issuers	34,335,572	158,600,555
Repurchase agreements	—	100,000,000
Total cost of investments	$591,006,034	$5,445,103,814
See accompanying notes to financial statements.
47

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	State Street Blackstone High Income ETF	State Street Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$38,735,564	$478,933,056
Dividend income — affiliated issuers	1,681,882	13,136,972
TOTAL INVESTMENT INCOME (LOSS)	40,417,446	492,070,028
EXPENSES
Advisory fee	3,673,063	43,022,045
Trustees’ fees and expenses	3,668	50,157
Miscellaneous expenses	2,644	2,735
TOTAL EXPENSES	3,679,375	43,074,937
NET INVESTMENT INCOME (LOSS)	$36,738,071	$448,995,091
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,145,688)	(98,046,662)
In-kind redemptions — unaffiliated issuers	688,140	—
Net realized gain (loss)	(457,548)	(98,046,662)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(10,928,731)	(113,925,959)
Investments — affiliated issuers	(172,499)	—
Unfunded loan commitments	(2,286)	(36,296)
Net change in unrealized appreciation/depreciation	(11,103,516)	(113,962,255)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,561,064)	(212,008,917)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$25,177,007	$236,986,174
See accompanying notes to financial statements.
48

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Blackstone High Income ETF		State Street Blackstone Senior Loan ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,738,071	$19,451,037	$448,995,091	$575,609,237
Net realized gain (loss)	(457,548)	(765,310)	(98,046,662)	(138,450,909)
Net change in unrealized appreciation/depreciation	(11,103,516)	2,697,130	(113,962,255)	17,102,894
Net increase (decrease) in net assets resulting from operations	25,177,007	21,382,857	236,986,174	454,261,222
Net equalization credits and charges	313,577	777,210	(2,626,721)	8,609,369
Distributions to shareholders	(36,642,150)	(18,991,015)	(458,753,085)	(584,186,460)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	276,874,839	333,827,104	2,382,597,637	6,263,887,103
Cost of shares redeemed	(100,285,549)	(80,933,557)	(3,878,986,332)	(5,499,565,843)
Net income equalization	(313,577)	(777,210)	2,626,721	(8,609,369)
Other capital	127,871	322,665	6,768,916	13,671,515
Net increase (decrease) in net assets from beneficial interest transactions	176,403,584	252,439,002	(1,486,993,058)	769,383,406
Contribution from affiliate (Note 5)	4,435	—	1,967	—
Net increase (decrease) in net assets during the period	165,256,453	255,608,054	(1,711,384,723)	648,067,537
Net assets at beginning of period	405,201,894	149,593,840	6,924,282,261	6,276,214,724
NET ASSETS AT END OF PERIOD	$570,458,347	$405,201,894	$5,212,897,538	$6,924,282,261
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,750,000	11,800,000	58,200,000	150,100,000
Shares redeemed	(3,550,000)	(2,900,000)	(95,100,000)	(133,700,000)
Net increase (decrease) from share transactions	6,200,000	8,900,000	(36,900,000)	16,400,000
See accompanying notes to financial statements.
49

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Blackstone High Income ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 02/17/22*- 6/30/22
Net asset value, beginning of period	$28.54	$28.23	$27.67	$27.28	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.96	2.09	2.26	2.00	0.50
Net realized and unrealized gain (loss) (b)	(0.58)	0.26	0.59	0.26	(2.86)
Total from investment operations	1.38	2.35	2.85	2.26	(2.36)
Net equalization credits and charges (a)	0.02	0.08	0.02	0.01	0.00 (c)
Contribution from affiliate (Note 5)	0.00 (c)	—	—	—	—
Other capital (a)	0.01	0.03	0.00 (c)	0.01	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.99)	(2.15)	(2.31)	(1.89)	(0.36)
Net asset value, end of period	$27.96	$28.54	$28.23	$27.67	$27.28
Total return (d)	5.14%(e)	9.08%	10.95%	8.48%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$570,458	$405,202	$149,594	$125,888	$117,312
Ratios to average net assets:
Total expenses	0.69%	0.69%	0.68%	0.70%	0.70%(f)
Net investment income (loss)	6.93%	7.44%	8.12%	7.26%	4.63%(f)
Portfolio turnover rate	172%	192%	137%	133%	55%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30, 2026 the total return would have been 5.14%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
50

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Blackstone Senior Loan ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$41.64	$41.87	$41.84	$41.83	$46.30
Income (loss) from investment operations:
Net investment income (loss) (a)	3.00	3.32	3.68	3.01	1.95
Net realized and unrealized gain (loss) (b)	(1.36)	(0.31)	0.04	(0.27)	(4.44)
Total from investment operations	1.64	3.01	3.72	2.74	(2.49)
Net equalization credits and charges (a)	(0.02)	0.05	0.01	(0.01)	0.01
Contribution from affiliate (Note 5)	0.00 (c)	—	0.01	0.00 (c)	—
Other capital (a)	0.05	0.08	0.03	0.11	0.06
Distributions to shareholders from:
Net investment income	(3.02)	(3.37)	(3.74)	(2.83)	(2.04)
Return of capital	—	—	—	—	(0.01)
Total distributions	(3.02)	(3.37)	(3.74)	(2.83)	(2.05)
Net asset value, end of period	$40.29	$41.64	$41.87	$41.84	$41.83
Total return (d)	4.23%(e)	7.74%	9.45%(e)	6.95%(e)	(5.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,212,898	$6,924,282	$6,276,215	$4,671,856	$8,460,243
Ratios to average net assets:
Total expenses	0.70%	0.70%	0.70%	0.71%	0.70%
Net investment income (loss)	7.31%	7.99%	8.80%	7.19%	4.33%
Portfolio turnover rate	153%	195%	176%	125%	140%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the years ended June 30, 2026, June 30, 2024 and June 30, 2023 the total return would have been 4.23%, 9.42% and 6.95% respectively.
See accompanying notes to financial statements.
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of forty-two (42) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF)
State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF)
The Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

(“NAV”) per share or unit.
• Repurchase agreements are valued at the repurchase price as of valuation date.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Some portion of each distribution may result in a return of capital. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Securities and Other Investments
Loan Agreements
The Funds invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Repurchase Agreements
The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the State Street Blackstone Senior Loan ETF had invested in repurchase agreements with the gross values (principal) of $100,000,000 and associated collateral equal to $138,169,300.
Reverse Repurchase Agreements
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements carry the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of securities. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s net asset value.
As of June 30, 2026, the State Street Blackstone High Income ETF entered into reverse repurchase agreements with the gross values (principal) of $12,635,207 and associated collateral equal to $12,337,647.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Blackstone High Income ETF	0.70%*
State Street Blackstone Senior Loan ETF	0.70

*	The Advisory fees were reduced for State Street Blackstone High Income ETF by the acquired fund fees and expenses and for the year ended June 30, 2026, the net annualized advisory fees were 0.69%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser pays all of the expenses of each Fund except for the advisory fee, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Blackstone Liquid Credit Strategies LLC receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2026 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2026 State Street made a contribution to the State Street Blackstone High Income ETF in the amount of $4,435 due to an accounting matter.
During the fiscal year ended June 30, 2026, State Street committed to make a contribution of $1,967 to the State Street Blackstone Senior Loan ETF due to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2026 were as follows:
	Purchases	Sales
State Street Blackstone High Income ETF	$1,077,538,275	$890,004,428
State Street Blackstone Senior Loan ETF	9,223,719,895	10,692,377,168
For the year ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Blackstone High Income ETF	$36,138,205	$52,020,926	$688,140
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds have qualified and intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to amortization and accretion of premium and discount for financial statement purposes, in-kind transactions, adviser contributions, and differing treatments for wash sales.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Blackstone High Income ETF	$36,642,150	$—	$36,642,150
State Street Blackstone Senior Loan ETF	458,753,085	—	458,753,085
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Blackstone High Income ETF	$18,991,015	$ —	$18,991,015
State Street Blackstone Senior Loan ETF	584,186,460	—	584,186,460
At June 30, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Blackstone High Income ETF	$1,618,474	$(12,430,182)	$—	$(6,615,656)	$(17,427,364)
State Street Blackstone Senior Loan ETF	14,080,915	(1,362,737,068)	—	(111,754,452)	(1,460,410,605)
As of June 30, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Blackstone High Income ETF	$12,227,293	$202,889
State Street Blackstone Senior Loan ETF	681,089,042	681,648,026
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Blackstone High Income ETF	$591,519,437	$3,230,629	$9,844,753	$(6,614,124)
State Street Blackstone Senior Loan ETF	5,461,386,079	30,814,943	142,542,304	(111,727,361)
10. Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in $1.425 billion ($1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The State Street Blackstone Senior Loan ETF has exclusive access to $1.165 billion and the State Street Blackstone High Income ETF has exclusive access to $50.00 million of the total credit facility. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. State Street Blackstone Senior Loan ETF is allocated the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds have no outstanding loans as of June 30, 2026.
The State Street Blackstone Senior Loan ETF also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or for other temporary and emergency purposes consistent with the current
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

investment objectives and investment restrictions of the Fund. The Adviser, on behalf of the Fund, paid an upfront fee to participate in this uncommitted line of credit.
11. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Blackstone High Income ETF and State Street Blackstone Senior Loan ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF) and State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF) (collectively, the “Funds”) (two of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SSGA Active Trust) at June 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Active Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF)	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the four years in the period ended June 30, 2026 and the period from February 17, 2022 (commencement of operations) through June 30, 2022
State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF)	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
August 27, 2026
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OTHER INFORMATION
June 30, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Fund for its fiscal year ended June 30, 2026.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
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SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SSGA Active Trust (the “Trust” or “SSAT”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SSAT (each series of SSAT a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences. The Board compared the investment performance of each actively managed series of SSAT to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark index (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2025 in its evaluation of each series of SSAT:
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

State Street® Blackstone Senior Loan ETF. The Board considered that the Fund had outperformed the median of its Performance Group for the 1-year period, but underperformed the median of its Performance Group for the 3-, 5- and 10-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 10-year periods, but underperformed its benchmark index for the 5-year period.
State Street® Blackstone High Income ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period, but outperformed the median of its Performance Group for the 3-year period. In addition, the Board considered that the Fund outperformed a composite index the Fund seeks to outperform for the 1-year period, but underperformed the composite index for the 3-year period.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds with a similar strategy that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index,
63

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
Board Considerations Regarding Renewal of Investment Sub-Advisory Agreement
With respect to each sub-advisory agreement, the Board considered various factors, including the nature, extent and quality of services provided by each sub-adviser with respect to the sub-advised funds under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to each sub-adviser under its respective sub-advisory agreement and also considered that such fees would reflect the respective responsibilities of the Adviser and sub-adviser, would continue to be paid directly by the Adviser, and would not result in increased fees payable by the sub-advised funds.
Blackstone Alternative Credit Advisors LP (“Blackstone Credit”) Sub-Advisory Agreement
The Board considered the background and experience of Blackstone Credit’s senior management and, in particular, Blackstone Credit’s experience in investing in senior loan securities. The Board reviewed the performance of the State Street® Blackstone Senior Loan ETF and State Street® Blackstone High Income ETF (the “Blackstone Funds”), each of which is sub-advised by Blackstone Credit, noting that the SPDR Blackstone Senior Loan ETF outperformed the median of its Performance Group for the 1-year period, but underperformed the median of its Performance Group for the 3-, 5- and 10-year periods. The Trustees considered management’s explanation of those factors that contributed to the SPDR Blackstone Senior Loan ETF’s historical underperformance and the steps being taken in response to such factors. The Board also noted that the SPDR Blackstone High Income ETF commenced operations on February 17, 2022, and that it underperformed the median of its Performance Group for the 1-year period, but outperformed the median of its Performance Group for the 3-year period. The Board considered the unitary fee paid to the Adviser by each Blackstone Fund and Blackstone Credit’s fees paid by the Adviser. The Board also considered whether Blackstone Credit benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Blackstone Credit Sub-Advisory Agreement between Blackstone Credit and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Blackstone Credit Sub-Advisory Agreement for each Blackstone Fund. In approving the continuance of the Blackstone Credit Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Blackstone Credit Sub-Advisory Agreement are fair and reasonable and that the continuance of the Blackstone Credit Sub-Advisory Agreement is in the best interests of each Blackstone Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Blackstone Credit with respect to each Blackstone Fund were appropriate; (b) the performance of each Blackstone Fund had been satisfactory; (c) Blackstone Credit’s fees for each Blackstone Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Blackstone Credit were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Blackstone Credit adequately shared the economies of scale with each Blackstone Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
64

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 4, 2026